UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant:
Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2008 – October 31, 2009

Item 1: Reports to Shareholders

Vanguard International Stock
Index Funds Annual Report

October 31, 2009

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund

> Global equity markets began to recover in March and continued to climb as earnings reports improved and investor confidence revived.

> For the fiscal year ended October 31, 2009, returns for Vanguard International Stock Index Funds ranged from about 23% for the Pacific Stock Index Fund to about 60% for the Emerging Markets Stock Index Fund.

> Most industry sectors recorded gains, with materials, industrials, and financials among the better performers.

Contents
Your Fund’s Total Returns	1
President’s Letter	4
Results of Proxy Voting	11
European Stock Index Fund	13
Pacific Stock Index Fund	37
Emerging Markets Stock Index Fund	62
Your Fund’s After-Tax Returns	94
About Your Fund’s Expenses	95
Glossary	98

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	26.25%
Admiral™ Shares[1]	VEUSX	26.33
Signal® Shares[2]	VESSX	26.34
Institutional Shares[3]	VESIX	26.45
ETF Shares[4]	VGK
Market Price		24.83
Net Asset Value		26.33
MSCI Europe Index		27.48
European Region Funds Average[5]		29.06

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	23.23%
Admiral Shares[1]	VPADX	23.38
Signal Shares[2]	VPASX	23.38
Institutional Shares[3]	VPKIX	23.46
ETF Shares[4]	VPL
Market Price		22.09
Net Asset Value		23.38
MSCI Pacific Index		28.32
Japan/Pacific Region Funds Average[5]		22.47

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.
3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 These Vanguard ETF® Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	60.07%
Admiral Shares[1]	VEMAX	60.29
Signal Shares[2]	VERSX	60.33
Institutional Shares[3]	VEMIX	60.41
ETF Shares[4]	VWO
Market Price		58.93
Net Asset Value		60.28
MSCI Emerging Markets Index		64.13
Emerging Markets Funds Average[5]		56.47

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet certain administrative, service, and account-size criteria.
3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.
4 These Vanguard ETF® Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
5 Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

October 31, 2008–October 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock Index Fund
Investor Shares	$21.99	$25.77	$1.497	$0.000
Admiral Shares	51.71	60.51	3.616	0.000
Signal Shares	20.01	23.42	1.397	0.000
Institutional Shares	22.04	25.80	1.553	0.000
ETF Shares	41.37	48.41	2.901	0.000
Pacific Stock Index Fund
Investor Shares	$7.94	$9.61	$0.140	$0.000
Admiral Shares	52.04	62.95	1.007	0.000
Signal Shares	18.08	21.87	0.349	0.000
Institutional Shares	7.96	9.63	0.158	0.000
ETF Shares	42.10	50.92	0.823	0.000
Emerging Markets Stock Index Fund
Investor Shares	$15.66	$23.90	$0.700	$0.000
Admiral Shares	20.63	31.45	0.969	0.000
Signal Shares	19.85	30.26	0.938	0.000
Institutional Shares	15.71	23.94	0.754	0.000
ETF Shares	24.83	37.84	1.178	0.000

President’s Letter

Dear Shareholder,

As the world emerged from the worst global financial crisis since the 1930s, international stocks outpaced U.S. equities for the 2009 fiscal year. Governments’ fiscal policy and stimulus programs played key roles in the recovery. The recession receded in several major European countries, while the developing world’s economies, which had avoided much of the financial crisis fallout, continued to expand.

For the fiscal year ended October 31, 2009, the Vanguard International Stock Index Funds rallied strongly. The funds include three separate index funds: European, Pacific, and Emerging Markets. Vanguard Developed Markets Index Fund and its institutional counterpart, which previously were included in this report and invest in both European and Pacific markets, now are covered in a separate report.

Most international bourses participated in the rally, with emerging markets leading the charge. Vanguard Emerging Markets Stock Index Fund climbed about 60%. Although not as dramatic, the results of the European and Pacific developed markets were also notable. Vanguard European Stock Index Fund rose about 26%, and Vanguard Pacific Stock Index Fund returned about 23%. Also during the period, the U.S. dollar depreciated 13% against the euro and 9% against the yen, an advantage for our funds’ U.S.-based investors in European and Pacific markets, respectively.

All three funds succeeded in capturing the returns of their respective target indexes. However, because of temporary price differences arising from fair-value pricing policies (please see the text box on page 9), the funds’ returns appear to have diverged from those of their benchmarks, which are not adjusted for fair value.

If you own one or more of the funds in a taxable account, you may wish to review the details of the funds’ after-tax returns on page 94.

A vicious bear market quickly turned bullish
A year ago, the global financial system stood on the brink of collapse as the expanding U.S. credit crisis precipitated the deepest worldwide recession since World War II. Since then, markets have pulled back from the depths and, in fact, have rallied impressively. Although U.S. unemployment has risen to double digits and signs of a robust recovery are hard to find, the global economy has begun to revive. For the first time in more than a year, U.S. gross domestic product registered growth, as reported by the Commerce Department for the third quarter of calendar 2009.

U.S. stocks recorded positive returns for the fiscal year ended October 31 as the market’s losses during the first four months of the period—marking the final plunge of a historic bear market—were erased by a remarkable rally beginning in March. Global stocks did even better, thanks to some renewed strength in

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2009
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	34.79%	–2.49%	7.58%
Russell 1000 Index (Large-caps)	11.20	–6.84	0.71
Russell 2000 Index (Small-caps)	6.46	–8.51	0.59
Dow Jones U.S. Total Stock Market Index	11.34	–6.55	1.06

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	13.79%	6.35%	5.05%
Barclays Capital Municipal Bond Index	13.60	4.17	4.15
Citigroup 3-Month Treasury Bill Index	0.28	2.50	2.94

CPI
Consumer Price Index	–0.18%	2.32%	2.52%

developed markets and a powerful upswing in emerging markets that actually had some prognosticators worrying about a new asset bubble. Reminders of the markets’ travails are nevertheless apparent in the index returns for the past three years, where negative figures are the rule. Even the five-year returns for U.S. stocks as of October 31 are barely positive, further evidence of the long-term damage done by the collapse of the real estate bubble.

The bond market experienced an equally dramatic turnaround
The stock market’s rapid fall and recovery were matched by an equally dramatic turnaround in the bond market. At the

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
European Stock Index Fund
Investor Shares	0.29%
Admiral Shares	0.18
Signal Shares	0.18
Institutional Shares	0.13
ETF Shares	0.18
European Region Funds Average	1.34

Pacific Stock Index Fund
Investor Shares	0.29%
Admiral Shares	0.18
Signal Shares	0.18
Institutional Shares	0.13
ETF Shares	0.18
Japan/Pacific Region Funds Average	1.57

Emerging Markets Stock Index Fund
Investor Shares	0.39%
Admiral Shares	0.27
Signal Shares	0.27
Institutional Shares	0.20
ETF Shares	0.27
Emerging Markets Funds Average	1.73

1 The fund expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on each fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the European Stock Index Fund’s expense ratios were 0.27% for Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, and 0.16% for ETF Shares. The Pacific Stock Index Fund’s expense ratios were 0.27% for Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, and 0.16% for ETF Shares. The Emerging Markets Stock Index Fund’s expense ratios were 0.40% for Investor Shares, 0.27% for Admiral Shares, 0.27% for Signal Shares, 0.23% for Institutional Shares, and 0.27% for ETF Shares.

The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

end of 2008, as the credit markets virtually shut down, risk-averse investors flocked to U.S. Treasury bonds. The effect was to widen the difference between the lower yields of Treasuries and the higher yields of corporate bonds to a margin not seen since the Great Depression.

Central banks around the world responded to the economic slowdown by lowering interest rates and implementing other aggressive stimulus programs. Meanwhile, governments boosted spending in hopes of reversing the recessionary tide. As fears of a worldwide depression eased, investors’ appetite for risk returned to more normal levels. The receding pessimism raised demand for corporate bonds, pushing up their prices and bringing down their yields. Over the past 12 months, both taxable and municipal bonds returned more than 13%.

However, the Fed’s easy-money campaign had a predictable effect on short-term savings vehicles such as money market funds, whose yields track prevailing short-term rates. In December 2008, the Fed reduced its target for the federal funds rate, a benchmark for the interest rates paid by money market instruments and other very short-term securities, to between 0% and 0.25%. The Fed has said it expects to maintain its target at this level “for an extended period.”

Total Returns
Ten Years Ended October 31, 2009
Average
Annual Return
European Stock Index Fund Investor Shares	2.83%
MSCI Europe Index	2.80
European Region Funds Average[1]	2.96
Pacific Stock Index Fund Investor Shares	0.08%
MSCI Pacific Index	0.42
Japan/Pacific Region Funds Average[1]	–2.46
Emerging Markets Stock Index Fund Investor Shares	11.14%
Spliced Emerging Markets Index[2]	11.64
Emerging Markets Funds Average[1]	10.64

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Derived from data provided by Lipper Inc.
2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

Emerging markets pace strong global recovery
Emerging markets, the most volatile of international stocks, enjoyed the greatest gains during the fiscal period after sliding the most a year earlier.

The Emerging Markets Stock Index Fund returned about 60%, propelled by its holdings in China and Brazil, which represented, on average, approximately one-third of the fund’s assets. Stocks from China, the fund’s largest market, rose about 82%, while stocks from Brazil advanced about 92%. Brazil’s economic recovery was tied to commodities, where oil and iron ore drove returns.

China’s government stimulus and fiscal policy took hold with great speed and effect, compared with more developed parts of the world. Government spending was also an impetus in Brazil, where domestic demand was strong. Gains from India (about +77%), South Africa (about +62%), Taiwan (about +48%), and South Korea (about +56%) also sparked the fund.

The recovery in emerging markets was broad-based and encompassed all ten industry sectors. Financials, the fund’s most significant sector weighting, advanced nearly 82%. Banks, especially, contributed to the return, rebounding off their lows as the global economy showed signs of stabilization. The materials and energy sectors each contributed more than 10% to the fund’s return.

European markets shared in gains
European markets also produced significant returns for the fiscal year, although the increases lacked the breadth, depth, and speed of their emerging market counter- parts: The European Stock Index Fund returned about 26%.

In the United Kingdom, which has been slow to shake the global recession, stocks still advanced almost 24%. U.K. stocks, on average, accounted for more than 30% of the European Stock Index Fund’s country weighting during the period. France and Germany, which also account for hefty fund weightings, made strong contributions, as did Spain (returning nearly +56%) and Sweden (almost +70%).

All ten industry sectors in the fund had positive returns for the fiscal period. Financials, the largest sector, was a key driver, as banks, insurance companies, and investment firms all bounced back from the crisis. Industrials and materials each gained about 45%, reflecting demand in the improved economy.

Australia, Japan fuel improvement in Pacific

While the Pacific Stock Index Fund brought up the rear among the three geographic regions, its return of about 23% for the fiscal period was still a major improvement from the year earlier and an indication that a recovery is well underway.

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m.,
Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-
specific announcements or market- wide developments, for example.
Such price changes are not immediately reflected in
international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale”
prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Australia, which is dwarfed by Japan in terms of the Pacific Stock Index Fund’s country weightings, still made the greatest contribution to return. Signaling the Australian economy’s solid footing, the Reserve Bank of Australia has already begun increasing its key interest rates. Australian financial and materials stocks rose more than 70% for the fiscal year. Japan, which accounted for about 70% of the value of developed markets in the Pacific, on average, during the period, also saw a strong stock market performance. Its recovery was bolstered by the consumer discretionary, industrials, and information technology sectors.

Most of the Pacific region’s ten industry sectors saw positive gains. The performance of financial stocks, the heaviest weighting in the Pacific Stock Index Fund, reflected the role of banks and investment firms in the economic recovery. Materials stocks rose about 52%, proof of the strong demand for commodities.

The funds’ long-term results align with their benchmarks

During a decade that featured extra-ordinary turmoil and two savage bear markets, Vanguard International Stock Index Funds met their objectives of tracking their respective benchmarks. The Pacific Stock Index Fund and the Emerging Markets Stock Index Fund also exceeded the average annual returns of their respective peer groups for the decade ended October 31, 2009. The

European Stock Index Fund came within a fraction of matching the average returns of its respective peer group.

While the investment environment has been volatile and the future is unpredictable, we’re confident that Vanguard Quantitative Equity Group’s expert and disciplined index fund management will help the funds continue to capture the returns of their benchmark indexes. Our funds’ extremely low costs also ensure that you keep more of the funds’ returns.

International stocks have place in diversified program
Investors dealt with two market extremes over the past fiscal year. Through the final months of 2008 and the first months of 2009, stock markets around the world slid as the global financial crisis intensified and credit markets remained gridlocked. In March, however, markets found a bottom and began to rise on positive economic news and investors’ newfound optimism.

Investors who maintain a long-term view realize that financial markets inevitably experience volatility from time to time, and that the market’s inherent risk is, paradoxically, a source of its potential rewards. Although such uncertainty can be hard to live with, it can be managed. To that end, Vanguard has long counseled investors to create a broadly-diversified investment program that considers their time horizon, risk tolerance, and long-term goals. Such a program may include U.S. stock funds and international funds as well as bond and money market funds.

International stocks––and economies––often behave differently than their U.S. counterparts. Diversification can add value so long as a portfolio’s asset classes do not march completely in sync; Vanguard’s research furthermore indicates that international equities can diversify your portfolio over the long term. As part of a well-balanced portfolio, Vanguard International Stock Index Funds offer exposure to foreign economic opportunities, potentially helping you meet your long-term investing goals.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
President and Chief Executive Officer
November 17, 2009

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*
The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

European Stock Index Fund, Pacific Stock Index Fund, Emerging Markets Stock Index Fund

			Percentage
Trustee	For	Withheld	For
John J. Brennan	1,604,062,236	36,846,078	97.8%
Charles D. Ellis	1,594,488,732	46,419,583	97.2%
Emerson U. Fullwood	1,603,672,430	37,235,884	97.7%
Rajiv L. Gupta	1,604,092,353	36,815,961	97.8%
Amy Gutmann	1,605,214,829	35,693,485	97.8%
JoAnn Heffernan Heisen	1,605,059,287	35,849,028	97.8%
F. William McNabb III	1,605,657,176	35,251,138	97.9%
André F. Perold	1,602,313,073	38,595,241	97.6%
Alfred M. Rankin, Jr.	1,604,909,324	35,998,991	97.8%
Peter F. Volanakis	1,607,261,150	33,647,165	97.9%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
European Stock Index Fund
2a	449,587,070	6,694,799	19,907,448	27,765,178	89.2%
2b	447,911,380	7,823,384	20,454,555	27,765,177	88.9%
2c	444,968,986	7,208,152	24,012,179	27,765,178	88.3%
2d	446,185,109	7,285,760	22,718,448	27,765,179	88.5%
2e	446,201,350	7,143,870	22,844,095	27,765,180	88.5%
2f	447,937,500	7,202,447	21,049,370	27,765,178	88.9%
2g	459,786,579	6,983,326	9,419,408	27,765,182	91.2%

Pacific Stock Index Fund
2a	540,963,604	7,690,230	12,221,364	28,821,242	91.7%
2b	538,425,086	8,992,002	13,458,112	28,821,241	91.3%
2c	535,901,138	8,417,072	16,556,989	28,821,241	90.9%
2d	533,579,704	8,646,478	18,649,016	28,821,242	90.5%
2e	537,546,205	8,027,864	15,301,130	28,821,241	91.2%
2f	536,227,575	8,254,408	16,393,220	28,821,237	90.9%
2g	540,280,493	7,996,449	12,598,259	28,821,239	91.6%

Emerging Markets Stock Index Fund
2a	388,719,118	7,531,404	6,900,423	48,533,077	86.1%
2b	387,193,597	8,261,534	7,695,811	48,533,079	85.7%
2c	385,338,336	8,173,616	9,638,997	48,533,073	85.3%
2d	385,609,852	8,235,418	9,305,677	48,533,075	85.4%
2e	386,760,940	7,817,547	8,572,457	48,533,077	85.6%
2f	387,408,468	7,780,086	7,962,391	48,533,076	85.8%
2g	389,626,967	7,799,374	5,724,603	48,533,078	86.3%

Fund shareholders did not approve this proposal:

Proposal 3—Institute procedures to prevent holding investments in companies that, in the judgment of the board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights.

The trustees recommended a vote against the proposal because it called for procedures that duplicate existing practices and procedures of the Vanguard funds.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
European Stock Index Fund	48,802,729	10,916,197	416,469,651	27,765,918	9.7%
Pacific Stock Index Fund	51,017,822	13,812,709	496,044,659	28,821,251	8.7%
Emerging Markets
Stock Index Fund	32,187,780	16,796,684	354,081,177	48,618,380	7.1%

European Stock Index Fund

Fund Profile
As of October 31, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	483	467	1,806
Turnover Rate	18%	—	—
Expense Ratio[3]		—	—
Investor Shares	0.29%
Admiral Shares	0.18%
Signal Shares	0.18%
Institutional Shares	0.13%
ETF Shares	0.18%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7.3%	7.3%	8.3%
Consumer Staples	12.1	12.1	8.6
Energy	11.4	11.4	11.2
Financials	25.0	25.0	26.6
Health Care	10.1	10.1	6.4
Industrials	9.3	9.3	9.8
Information Technology	2.8	2.8	6.5
Materials	8.5	8.5	11.2
Telecommunication
Services	7.2	7.2	6.4
Utilities	6.3	6.3	5.0

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.98	0.96
Beta	1.02	1.01

Ten Largest Holdings[5] (% of total net assets)

HSBC Holdings PLC	diversified banks	2.9%
Royal Dutch Shell PLC	integrated oil
	and gas	2.8
BP PLC	integrated oil
	and gas	2.7
Nestle SA	packaged foods
	and meats	2.6
Banco Santander SA	diversified banks	2.0
Total SA	integrated oil
	and gas	1.9
Telefonica SA	integrated
	telecommunication
	services	1.8
Vodafone Group PLC	wireless
	telecommunication
	services	1.8
Roche Holdings AG	pharmaceuticals	1.7
Novartis AG	pharmaceuticals	1.7
Top Ten		21.9%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
United Kingdom	32.0%	31.9%
France	16.1	16.1
Germany	12.0	11.9
Switzerland	11.7	11.8
Spain	7.1	7.1
Italy	5.4	5.4
Sweden	3.9	4.0
Netherlands	3.8	3.8
Finland	1.7	1.7
Belgium	1.5	1.5
Denmark	1.3	1.3
Norway	1.1	1.1
Greece	1.0	1.0
Other European Markets	1.4	1.4

1 MSCI Europe Index.
2 MSCI All Country World Index ex USA.
3 The expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31,2009, the expense ratios were 0.27% for Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, and 0.16% for ETF Shares.
4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
5 The holdings listed exclude any temporary cash investments and equity index products.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1999–October 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
European Stock Index Fund Investor Shares[1]	26.25%	5.31%	2.83%	$13,221
MSCI All Country World Index ex USA	34.79	7.58	3.95	14,733
MSCI Europe Index	27.48	5.36	2.80	13,181
European Region Funds Average[2]	29.06	5.02	2.96	13,391

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
European Stock Index Fund Admiral Shares[1]	26.33%	5.41%	5.56%	$155,938
MSCI All Country World Index ex USA	34.79	7.58	7.53	181,578
MSCI Europe Index	27.48	5.36	5.48	155,046

			Final Value of
		Since	a $10,000,000
	One Year	Inception[3]	Investment
European Stock Index Fund Signal Shares[1]	26.34%	–4.09%	$8,797,173
MSCI All Country World Index ex USA	34.79	–1.44	9,565,146
MSCI Europe Index	27.48	–4.08	8,799,042

1 Total returns do not reflect the 0.50% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Derived from data provided by Lipper Inc.
3 Performance for the fund and its comparative standards is calculated since the following inception dates: August 13, 2001, for the Admiral
Shares and October 6, 2006, for the Signal Shares.

European Stock Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
European Stock Index Fund Institutional Shares[2]	26.45%	5.47%	2.37%	$6,241,998
MSCI All Country World Index ex USA	34.79	7.58	3.66	7,025,394
MSCI Europe Index	27.48	5.36	2.26	6,179,231

				Final Value of
			Since	a $10,000
	One Year		Inception[1]	Investment
European Stock Index Fund ETF Shares
Net Asset Value[3]	26.33%		2.37%	$11,153
MSCI All Country World Index ex USA	34.79		4.65	12,357
MSCI Europe Index	27.48		2.31	11,125

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2009
				Since
			One Year	Inception[1]
European Stock Index Fund ETF Shares Market Price			24.83%	11.31%
European Stock Index Fund ETF Shares Net Asset Value			26.33	11.53
MSCI Europe Index			27.48	11.25

1 Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2000, for the Institutional Shares and March 4, 2005, for the ETF Shares.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
3 For more information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

Average Annual Total Returns: Periods Ended September 30, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[1]	6/18/1990	0.91%	6.51%	3.42%
Admiral Shares[1]	8/13/2001	1.03	6.62	5.90[2]
Signal Shares[1]	10/6/2006	1.02	–3.51[2]	—
Institutional Shares[1]	5/15/2000	1.12	6.67	2.63[2]
ETF Shares	3/4/2005
Market Price		–0.08	2.87[2]	—
Net Asset Value		1.04	2.90[2]	—

1 Total returns do not reflect the 0.50% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Returns since inception.
Note: See Financial Highlights tables for dividend and capital gains information.

European Stock Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (98.7%)[1]
Austria (0.5%)
^	Erste Group Bank AG	293,984	11,819
	OMV AG	250,980	10,342
	Telekom Austria AG	542,073	8,880
	Voestalpine AG	198,485	6,787
	Verbund–Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	131,244	5,892
^	Raiffeisen International
	Bank Holding AG	91,348	5,357
	Vienna Insurance Group	63,811	3,595
			52,672
Belgium (1.5%)
	Anheuser-Busch InBev NV	1,214,927	57,041
*	Fortis	3,741,094	16,175
	Groupe Bruxelles
	Lambert SA	136,404	12,022
*	KBC Groep NV	270,316	11,571
	Delhaize Group SA	169,324	11,502
	Solvay SA Class A	100,805	9,899
	Belgacom SA	255,659	9,575
^,*	Dexia SA	898,673	7,470
^	UCB SA	171,442	7,319
	Colruyt SA	25,429	6,051
	Umicore	193,924	5,890
	Mobistar SA	50,221	3,450
	Nationale A Portefeuille	55,508	2,901
			160,866
Denmark (1.3%)
	Novo Nordisk A/S Class B	754,588	46,880
*	Vestas Wind Systems A/S	343,586	24,098
*	Danske Bank A/S	764,739	17,563
	Carlsberg A/S Class B	181,438	12,720
	A P Moller - Maersk A/S
	Class B	1,861	12,707
	Novozymes A/S	77,965	7,132
	A P Moller–Maersk A/S	910	6,051
*	DSV A/S	349,453	5,432
*	Topdanmark A/S	24,179	3,486

			Market
			Value•
		Shares	($000)
	Coloplast A/S Class B	38,634	3,154
	TrygVesta A/S	39,243	2,828
^,*	William Demant Holding	39,131	2,782
	H Lundbeck A/S	97,327	1,885
			146,718
Finland (1.7%)
	Nokia Oyj	6,304,831	79,638
	Fortum Oyj	751,563	17,789
	Sampo Oyj	708,275	16,953
	UPM-Kymmene Oyj	880,485	10,567
	Kone Oyj Class B	259,530	9,690
	Stora Enso Oyj	977,820	7,401
	Metso Oyj	215,974	6,031
	Wartsila Oyj	142,056	5,142
	Elisa Oyj	229,254	4,440
^	Neste Oil Oyj	215,268	3,807
	Nokian Renkaat Oyj	175,010	3,734
	Kesko Oyj Class B	108,888	3,624
	Outokumpu Oyj	199,831	3,304
	Rautaruukki Oyj	138,843	2,830
	Orion Oyj Class B	148,904	2,830
	Pohjola Bank PLC	227,417	2,527
^	Sanoma Oyj	134,457	2,482
			182,789
France (15.9%)
	Total SA	3,593,950	215,063
	Sanofi-Aventis SA	1,772,391	129,920
^	BNP Paribas	1,549,099	116,700
	GDF Suez	2,032,496	84,973
	France Telecom SA	3,080,536	76,332
	AXA SA	2,637,780	65,602
^	Societe Generale	955,134	63,440
	Groupe Danone SA	927,516	55,720
	Vivendi	1,973,995	54,763
	ArcelorMittal	1,448,273	49,013
	Carrefour SA	1,068,815	45,876
	Air Liquide SA	420,782	45,318
	LVMH Moet Hennessy
	Louis Vuitton SA	412,405	42,705
	L’Oreal SA	403,044	41,210

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Schneider Electric SA	393,253	40,894
	Vinci SA	710,982	37,105
	Unibail-Rodamco SE	137,118	30,364
	Cie de Saint-Gobain	619,833	30,204
	Credit Agricole SA	1,497,122	28,678
	Lafarge SA	337,684	27,410
	Pernod-Ricard SA	326,883	27,232
	Alstom SA	340,470	23,591
	EDF SA	398,463	22,209
	Veolia Environnement	634,824	20,739
	Cie Generale d’Optique
	Essilor International SA	337,223	18,881
	Compagnie Generale
	des Etablissements
	Michelin Class B	244,255	18,094
	Bouygues SA	375,847	17,699
*	Alcatel-Lucent	3,912,683	14,653
	Vallourec SA	90,995	14,327
*	Renault SA	311,822	13,954
	PPR	127,508	13,896
	European Aeronautic
	Defence and
	Space Co. NV	688,468	12,892
^	Hermes International	88,880	12,360
	Accor SA	241,645	11,572
	Cap Gemini SA	246,794	11,433
	Technip SA	176,782	11,091
	Christian Dior SA	106,556	10,627
	SES SA	479,836	10,397
	Suez Environnement Co.	454,321	10,096
	STMicroelectronics NV	1,144,740	9,187
	Sodexo	160,152	9,146
	Lagardere SCA	197,502	8,923
*	Peugeot SA	254,160	8,279
*	Natixis	1,473,762	8,279
	Publicis Groupe	200,650	7,624
	Casino Guichard
	Perrachon SA	92,826	7,376
	Thales SA	151,404	7,336
	SCOR SE	282,546	7,191
	Klepierre	153,049	6,344
	Dassault Systemes SA	108,667	6,271
	CNP Assurances	62,997	6,088
	Eutelsat Communications	166,028	5,277
	Safran SA	315,873	5,096
*	Cie Generale de
	Geophysique-Veritas	245,161	4,855
	Legrand SA	173,381	4,703
	Neopost SA	52,764	4,618
	Bureau Veritas SA	81,373	4,481
	Fonciere Des Regions	38,780	4,274
	Aeroports de Paris	48,939	3,715
^	Eiffage SA	68,098	3,710
*	Atos Origin SA	77,465	3,627
	ICADE	33,447	3,521
*	Air France-KLM	224,251	3,438

			Market
			Value•
		Shares	($000)
	Gecina SA	31,492	3,350
	Imerys SA	56,457	3,095
	Societe Television Francaise	1195,868	3,075
	Societe BIC SA	43,936	3,049
^	Iliad SA	26,802	2,902
	Eurazeo	45,615	2,869
	Societe Des Autoroutes
	Paris-Rhin-Rhone	37,490	2,816
^	Eramet	8,941	2,784
	PagesJaunes Groupe	215,947	2,646
	M6-Metropole Television	106,342	2,561
	BioMerieux	22,413	2,488
*	JC Decaux SA	110,496	2,234
	Ipsen SA	41,635	2,121
			1,756,382
Germany (11.8%)
	Siemens AG	1,385,978	125,246
	E.ON AG	3,202,344	122,729
	Bayer AG	1,286,134	89,232
	Allianz SE	763,088	87,468
	BASF SE	1,553,779	83,174
	Deutsche Bank AG	996,344	72,386
	Daimler AG	1,349,920	65,570
	SAP AG	1,444,751	65,440
	Deutsche Telekom AG	4,773,422	65,231
	RWE AG	705,021	61,839
	Muenchener
	Rueckversicherungs AG	348,077	55,070
	Bayerische Motoren
	Werke AG	558,558	27,324
	Linde AG	256,540	26,926
	Deutsche Boerse AG	328,530	26,608
^	Volkswagen AG	149,727	24,346
	Deutsche Post AG	1,427,702	24,153
	ThyssenKrupp AG	563,668	18,157
	Volkswagen AG Pfd.	177,597	17,694
	Fresenius Medical Care
	AG & Co. KGaA	323,320	15,691
	Adidas AG	327,062	15,143
	MAN SE	177,733	14,636
	HeidelbergCement AG	236,392	14,140
	Henkel AG & Co.
	KGaA Pfd.	300,524	13,687
	K&S AG	248,612	13,571
*	Commerzbank AG	1,186,582	12,359
	Porsche Automobil
	Holding SE	147,323	11,269
	Metro AG	192,267	10,672
	Merck KGaA	108,597	10,209
	Beiersdorf AG	147,466	9,084
	Henkel AG & Co. KGaA	218,687	8,450
*	Infineon Technologies AG	1,788,003	8,051
	Daimler AG	166,896	8,049
*	QIAGEN NV	384,180	7,967
	Fresenius SE Pfd.	136,915	7,954

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Deutsche Lufthansa AG	385,290	5,949
	Salzgitter AG	66,145	5,946
	Hochtief AG	71,577	5,402
	RWE AG	64,321	5,047
	GEA Group AG	257,692	4,863
*	Hannover
	Rueckversicherung AG	102,776	4,633
*	Deutsche Postbank AG	147,242	4,560
	Wacker Chemie AG	25,765	3,702
	Celesio AG	145,602	3,612
^	Solarworld AG	138,509	2,998
	Bayerische Motoren
	Werke AG Pfd.	88,135	2,897
	Fraport AG Frankfurt Airport
	Services Worldwide	61,229	2,883
*	United Internet AG	209,668	2,730
	Puma AG Rudolf
	Dassler Sport	8,786	2,692
	Fresenius SE	46,652	2,324
	Suedzucker AG	109,658	2,267
^,*	TUI AG	236,283	1,638
	Hamburger Hafen
	und Logistik AG	40,721	1,587
			1,305,255
Greece (1.0%)
*	National Bank of Greece SA	827,335	30,248
*	Alpha Bank AE	595,080	11,473
	OPAP SA	369,611	9,408
*	Piraeus Bank SA	507,184	8,744
*	EFG Eurobank Ergasias SA	539,272	8,542
	Coca Cola Hellenic
	Bottling Co. SA	306,492	7,988
*	National Bank of
	Greece SA ADR	1,024,141	7,446
	Bank of Cyprus
	Public Co. Ltd.	917,432	7,258
	Marfin Investment
	Group SA	1,045,511	4,166
	Hellenic
	Telecommunications
	Organization SA	234,997	3,953
*	Public Power Corp. SA	191,003	3,896
	Hellenic
	Telecommunications
	Organization SA ADR	408,133	3,461
	Titan Cement Co. SA	94,621	3,270
	Hellenic Petroleum SA	150,968	1,830
			111,683
Ireland (0.4%)
	CRH PLC	1,155,542	28,335
	Kerry Group PLC
	Class A	235,937	6,993
*	Elan Corp. PLC	845,582	4,431
*	Ryanair Holdings
	PLC ADR	94,531	2,577

			Market
			Value•
		Shares	($000)
^,*	Anglo Irish Bank
	Corp. Ltd.	2,503,596	800
*	Ryanair Holdings PLC	133,763	583
	CRH PLC	7,832	191
			43,910
Italy (5.3%)
	ENI SPA	4,385,511	108,615
*	UniCredit SPA	23,980,541	80,340
	Enel SPA	11,075,077	65,900
*	Intesa Sanpaolo SPA	12,994,638	54,688
	Assicurazioni
	Generali SPA	1,966,960	49,526
	Telecom Italia SPA	16,919,828	26,879
*	Fiat SPA	1,287,374	19,166
	Tenaris SA	796,390	14,173
	Unione di Banche
	Italiane SCPA	972,482	13,891
	Saipem SPA	444,266	13,108
	Snam Rete Gas SPA	2,524,641	12,245
	Finmeccanica SPA	682,725	11,456
	Telecom Italia SPA RNC	10,109,033	11,125
	Atlantia SPA	436,146	10,313
	Mediobanca SPA	807,470	10,300
*	Banco Popolare SC	1,074,727	9,336
	Terna Rete Elettrica
	Nazionale SPA	2,194,929	8,702
	Parmalat SPA	2,871,526	7,958
	Mediaset SPA	1,195,923	7,766
	Banca Monte dei
	Paschi di Siena SPA	3,666,212	6,966
	Intesa Sanpaolo SPA	1,577,165	5,143
	Banca Popolare di
	Milano Scarl	672,695	5,005
*	Luxottica Group SPA	193,239	4,704
	A2A SPA	1,850,150	3,411
^	Banca Carige SPA	1,086,484	3,063
	Prysmian SPA	167,981	2,954
*	Pirelli & C SPA	4,372,634	2,457
^	Mediolanum SPA	371,738	2,359
	Exor SPA	111,141	2,190
*	Autogrill SPA	170,560	1,918
	Fondiaria-Sai SPA	102,689	1,872
*	Unipol Gruppo
	Finanziario SPA	1,220,186	1,769
^	Lottomatica SPA	77,703	1,656
^	Italcementi SPA	114,045	1,642
	Saras SPA	470,450	1,527
	ACEA SPA	122,932	1,438
			585,561
Netherlands (3.7%)
	Unilever NV	2,741,998	84,489
	Koninklijke KPN NV	2,889,608	52,414
*	ING Groep NV	3,304,942	43,009
	Koninklijke Philips
	Electronics NV	1,639,187	41,178
	Koninklijke Ahold NV	2,011,336	25,335

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Akzo Nobel NV	390,951	23,083
	ASML Holding NV	709,133	19,124
*	Aegon NV	2,635,681	18,733
	Heineken NV	411,615	18,195
	TNT NV	622,414	16,506
	Reed Elsevier NV	1,214,536	14,154
	Koninklijke DSM NV	262,039	11,481
	Wolters Kluwer NV	469,555	10,468
	Heineken Holding NV	186,504	7,256
*	Randstad Holding NV	170,283	6,461
	Fugro NV	109,132	6,079
	Corio NV	87,806	5,954
	SBM Offshore NV	254,161	4,867
	Koninklijke Boskalis
	Westminster NV	92,056	3,231
	ASML Holding NV	17,494	471
*	Aegon NV	1,765	12
			412,500
Norway (1.1%)
	StatoilHydro ASA	1,892,078	44,585
*	Telenor ASA	1,417,638	18,279
^,*	DnB NOR ASA	1,237,852	14,180
	Orkla ASA	1,300,893	12,026
	Yara International ASA	318,367	10,524
*	Seadrill Ltd.	476,687	9,899
*	Norsk Hydro ASA	1,166,536	7,646
^,*	Renewable
	Energy Corp. AS	546,754	3,257
			120,396
Portugal (0.5%)
	EDP–Energias
	de Portugal SA	3,099,313	13,707
	Portugal Telecom
	SGPS SA	990,006	11,316
	Banco Espirito Santo SA	886,931	6,546
	Banco Comercial
	Portugues SA	3,996,934	5,698
	Galp Energia SGPS SA
	Class B	256,384	4,318
*	EDP Renovaveis SA	362,822	3,616
	Jeronimo Martins
	SGPS SA	369,400	3,291
^	Cimpor Cimentos
	de Portugal SGPS SA	397,744	3,100
	Brisa Auto-Estradas
	de Portugal SA	296,778	2,932
			54,524
Spain (7.0%)
	Banco Santander SA	13,444,108	216,346
	Telefonica SA	6,996,106	195,377
	Banco Bilbao Vizcaya
	Argentaria SA	5,998,074	107,216
	Iberdrola SA	6,196,772	56,134
	Repsol YPF SA	1,233,477	32,837
	Inditex SA	366,793	21,530

			Market
			Value•
		Shares	($000)
^	Banco Popular Espanol SA	1,464,765	13,048
^	ACS Actividades de
	Construccion y
	Servicios SA	243,224	11,679
^	Banco de Sabadell SA	1,527,845	10,314
	Abertis Infraestructuras SA	474,330	10,086
	Red Electrica Corp. SA	183,979	9,502
	Gas Natural SDG SA	373,900	7,512
	Criteria Caixacorp SA	1,430,635	6,974
	Iberdrola Renovables SA	1,423,669	6,328
	Enagas	301,973	6,211
	Gamesa Corp.
	Tecnologica SA	310,257	5,669
	Acciona SA	43,177	5,260
	Mapfre SA	1,183,040	5,070
	Banco Santander SA ADR	314,353	5,048
^	Bankinter SA	472,595	4,981
^	Acerinox SA	237,968	4,732
	Zardoya Otis SA	219,462	4,405
^	Grupo Ferrovial SA	94,381	3,910
	Indra Sistemas SA	166,162	3,908
	Telefonica SA ADR	44,539	3,738
^	Cintra Concesiones de
	Infraestructuras de
	Transporte SA	333,918	3,436
	Grifols SA	210,632	3,403
^	Banco de Valencia SA	351,328	2,977
^	Fomento de Construcciones
	y Contratas SA	63,014	2,563
*	Iberia Lineas Aereas
	de Espana	829,002	2,286
^	Sacyr Vallehermoso SA	150,890	2,283
^	Gestevision Telecinco SA	162,721	1,682
			776,445
Sweden (3.9%)
	Nordea Bank AB	5,446,103	58,455
	Telefonaktiebolaget LM
	Ericsson Class B	5,019,839	52,446
	Hennes & Mauritz AB
	Class B	861,236	48,920
	TeliaSonera AB	3,769,584	24,984
	Svenska Handelsbanken
	AB Class A	823,036	21,269
	Sandvik AB	1,698,544	18,763
	Volvo AB Class B	1,836,061	17,388
*	Skandinaviska Enskilda
	Banken AB Class A	2,556,584	15,486
	Atlas Copco AB Class A	1,132,138	15,181
	Investor AB Class B	771,597	13,652
	Svenska Cellulosa AB
	Class B	954,565	13,117
	SKF AB	659,909	10,450
	Skanska AB Class B	673,804	9,888
*	Electrolux AB Class B	395,250	9,474
	Assa Abloy AB Class B	531,676	9,291

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Swedish Match AB	426,849	8,760
*	Millicom International
	Cellular SA	126,641	8,132
	Atlas Copco AB Class B	665,204	7,926
	Tele2 AB	520,502	7,587
*	Swedbank AB Class A	852,702	7,346
	Alfa Laval AB	584,378	7,137
	Scania AB Class B	542,050	6,954
	Volvo AB Class A	725,127	6,697
	Getinge AB	340,623	6,347
	Securitas AB Class B	525,787	4,906
	SSAB AB Class A	308,918	4,709
*	Husqvarna AB	673,863	4,243
*	Lundin Petroleum AB	362,866	3,073
	Holmen AB	86,960	2,347
	SSAB AB Class B	138,792	1,941
			426,869
Switzerland (11.6%)
	Nestle SA	6,126,666	284,900
	Roche Holdings AG	1,183,026	189,477
	Novartis AG	3,562,225	185,500
	Credit Suisse Group AG	1,895,003	101,301
*	UBS AG	5,938,697	99,026
	ABB Ltd.	3,714,298	69,091
	Zurich Financial
	Services AG	247,683	56,718
	Syngenta AG	163,196	38,642
	Holcim Ltd.	413,365	26,308
	Compagnie Financiere
	Richemont SA	876,299	24,531
	Swiss Reinsurance Co. Ltd.	580,449	23,636
	Swisscom AG	40,536	14,630
	Julius Baer Group Ltd.	353,174	13,295
	Swatch Group AG (Bearer)	51,858	12,109
	Synthes Inc.	99,905	11,852
	Geberit AG	68,898	11,398
	SGS SA	7,968	10,644
	Givaudan SA	12,879	9,561
*	Actelion Ltd.	170,702	9,410
	Adecco SA	205,762	9,194
	Kuehne & Nagel
	International AG	91,535	8,293
	Sonova Holding AG	78,314	8,060
	Baloise Holding AG	84,531	7,238
	Swiss Life Holding AG	50,740	6,078
	Nobel Biocare Holding AG	212,431	6,027
	Lonza Group AG	77,422	6,020
	Schindler Holding AG	81,555	5,575
*	Logitech International SA	309,968	5,291
	Lindt & Spruengli AG	188	4,773
	GAM Holding Ltd.	357,347	4,360
	Pargesa Holding SA	44,448	3,558
	Swatch Group AG
	(Registered)	71,585	3,210
	Straumann Holding AG	13,020	3,143
	Lindt & Spruengli AG	1,447	3,047

			Market
			Value•
		Shares	($000)
*	Aryzta AG	76,814	3,015
	Schindler Holding AG	35,889	2,487
*	Aryzta AG (Ireland Shares)	59,634	2,308
	BKW FMB Energie AG	21,760	1,790
*	UBS AG	51,025	846
			1,286,342
United Kingdom (31.5%)
	HSBC Holdings PLC	29,155,890	322,176
	BP PLC	29,789,185	279,133
	Vodafone Group PLC	83,130,575	183,206
	GlaxoSmithKline PLC	8,734,439	179,167
	Royal Dutch Shell PLC
	Class B	4,538,062	130,640
	Royal Dutch Shell PLC
	Class A	4,328,822	128,344
	AstraZeneca PLC	2,436,414	109,375
	British American
	Tobacco PLC	3,361,173	107,107
	Rio Tinto PLC	2,308,217	102,046
	BHP Billiton PLC	3,716,368	100,137
	BG Group PLC	5,657,386	97,382
*	Barclays PLC	18,578,340	97,371
	Tesco PLC	13,298,932	88,673
	Standard Chartered PLC	3,382,137	82,971
*	Anglo American PLC	2,216,576	80,203
	Diageo PLC	4,202,660	68,453
	Unilever PLC	2,163,564	64,638
	Reckitt Benckiser
	Group PLC	1,021,098	50,723
	Imperial Tobacco
	Group PLC	1,711,508	50,437
	Royal Dutch Shell PLC
	Class A	1,641,308	48,457
*	Xstrata PLC	3,215,156	46,310
	SABMiller PLC	1,586,061	41,573
	National Grid PLC	4,092,457	40,539
^,*	Lloyds Banking
	Group PLC	27,461,983	38,721
	Prudential PLC	4,249,147	38,597
	Centrica PLC	8,616,724	35,005
	BAE Systems PLC	5,957,878	30,636
	Cadbury PLC	2,295,678	29,023
	Aviva PLC	4,605,794	28,801
	BT Group PLC	13,002,069	27,863
	Scottish & Southern
	Energy PLC	1,550,528	27,367
	Tullow Oil PLC	1,352,339	26,198
	Rolls-Royce Group PLC	3,118,619	22,999
	Compass Group PLC	3,107,360	19,707
*	Royal Bank of
	Scotland Group PLC	28,420,712	19,388
	Pearson PLC	1,359,791	18,483
	WPP PLC	1,921,729	17,222
	British Sky Broadcasting
	Group PLC	1,919,063	16,733
	Shire PLC	943,358	16,684

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	BP PLC ADR	293,298	16,607
	WM Morrison
	Supermarkets PLC	3,555,465	16,295
	Experian PLC	1,734,236	15,848
	Old Mutual PLC	8,945,910	15,527
	Reed Elsevier PLC	2,040,268	15,447
	Marks & Spencer
	Group PLC	2,672,142	14,966
	Man Group PLC	2,885,211	14,591
	Kingfisher PLC	3,955,375	14,457
	Land Securities
	Group PLC	1,278,614	13,835
	Standard Life PLC	3,738,319	13,326
	Smith & Nephew PLC	1,494,406	13,210
	Capita Group PLC	1,049,836	13,112
	Legal & General
	Group PLC	9,864,042	12,657
	Vodafone Group PLC ADR	525,198	11,654
	British Land Co. PLC	1,451,159	11,208
	RSA Insurance Group PLC	5,607,535	11,112
	J Sainsbury PLC	2,017,530	10,888
	International Power PLC	2,576,965	10,699
	Cable & Wireless PLC	4,265,991	10,122
*	Cairn Energy PLC	232,023	10,007
^	Randgold Resources Ltd.	150,646	9,931
	Next PLC	336,723	9,879
*	Wolseley PLC	475,251	9,613
	Smiths Group PLC	654,921	9,559
	G4S PLC	2,130,307	8,807
	Carnival PLC	276,001	8,556
	Antofagasta PLC	665,293	8,382
	Johnson Matthey PLC	360,141	8,294
	United Utilities Group PLC	1,143,803	8,246
	Associated British
	Foods PLC	595,624	8,066
	Vedanta Resources PLC	235,544	8,060
*	Autonomy Corp. PLC	363,000	7,981
	Hammerson PLC	1,161,320	7,703
	Sage Group PLC	2,200,708	7,685
	AMEC PLC	564,392	7,433
	Segro PLC	1,222,919	7,047
	Home Retail Group PLC	1,477,806	7,034
	3i Group PLC	1,625,609	6,997
	Cobham PLC	1,922,893	6,910
	Serco Group PLC	824,230	6,819
	Rexam PLC	1,490,204	6,748
	Burberry Group PLC	737,580	6,505
	Kazakhmys PLC	356,875	6,351
	Invensys PLC	1,367,500	6,321
	Liberty International PLC	845,825	6,244
*	Lonmin PLC	260,819	6,239
	Severn Trent PLC	398,993	6,215
	Whitbread PLC	295,285	6,143
	Bunzl PLC	552,667	6,008
	ICAP PLC	880,954	5,855
	Eurasian Natural
	Resources Corp.	424,974	5,783

			Market
			Value•
		Shares	($000)
	Intercontinental Hotels
	Group PLC	438,301	5,603
	Admiral Group PLC	315,972	5,311
	Friends Provident
	Group PLC	3,894,426	5,192
	Petrofac Ltd.	331,916	5,109
	Balfour Beatty PLC	1,144,354	4,975
	Investec PLC	695,990	4,968
	Firstgroup PLC	804,301	4,947
	Drax Group PLC	617,503	4,698
	Tomkins PLC	1,495,114	4,102
	Schroders PLC	206,471	3,713
	Fresnillo PLC	295,701	3,583
	TUI Travel PLC	918,205	3,499
^	London Stock
	Exchange Group PLC	243,506	3,387
^	Ladbrokes PLC	1,517,841	3,024
^,*	British Airways PLC	996,029	2,958
*	Berkeley Group
	Holdings PLC	205,006	2,861
	Thomas Cook Group PLC	713,274	2,389
^	Carphone Warehouse
	Group PLC	680,135	2,051
	WPP PLC ADR	40,001	1,791
*	Resolution Ltd.	1,152,244	1,702
			3,485,333
Total Common Stocks
(Cost $14,517,557)			10,908,245
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.9%)
2,3	Vanguard Market
	Liquidity Fund, 0.225%	318,103,762	318,104

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan
	Bank Discount Notes,
	0.275%, 2/19/10	10,000	9,997
4	Freddie Mac Discount
	Notes, 0.205%, 3/22/10	4,000	3,998
			13,995
Total Temporary Cash Investments
(Cost $332,092)			332,099
Total Investments (101.7%)
(Cost $14,849,649)			11,240,344
Other Assets and Liabilities (–1.7%)
Other Assets			65,449
Liabilities[3]			(254,547)
			(189,098)
Net Assets (100%)			11,051,246

European Stock Index Fund

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	16,224,741
Undistributed Net Investment Income	378,916
Accumulated Net Realized Losses	(1,940,639)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,609,305)
Futures Contracts	(4,749)
Foreign Currencies and
Forward Currency Contracts	2,282
Net Assets	11,051,246

Investor Shares—Net Assets
Applicable to 224,681,131 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,789,137
Net Asset Value Per Share—
Investor Shares	$25.77

Admiral Shares—Net Assets
Applicable to 28,099,506 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,700,354
Net Asset Value Per Share—
Admiral Shares	$60.51

Amount
($000)
Signal Shares—Net Assets
Applicable to 10,456,717 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	244,914
Net Asset Value Per Share—
Signal Shares	$23.42

Institutional Shares—Net Assets
Applicable to 33,058,996 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	852,760
Net Asset Value Per Share—
Institutional Shares	$25.80

ETF Shares—Net Assets
Applicable to 50,900,760 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,464,081
Net Asset Value Per Share—
ETF Shares	$48.41

• See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $197,803,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.6% and 2.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $214,041,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $9,997,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Dividends[1]	482,378
Interest[2]	528
Security Lending	27,470
Total Income	510,376
Expenses
The Vanguard Group—Note B
Investment Advisory Services	582
Management and Administrative—Investor Shares	14,229
Management and Administrative—Admiral Shares	1,605
Management and Administrative—Signal Shares	214
Management and Administrative—Institutional Shares	1,254
Management and Administrative—ETF Shares	1,681
Marketing and Distribution—Investor Shares	2,848
Marketing and Distribution—Admiral Shares	340
Marketing and Distribution—Signal Shares	65
Marketing and Distribution—Institutional Shares	954
Marketing and Distribution—ETF Shares	525
Custodian Fees	1,988
Auditing Fees	40
Shareholders’ Reports and Proxies—Investor Shares	228
Shareholders’ Reports and Proxies—Admiral Shares	17
Shareholders’ Reports and Proxies—Signal Shares	1
Shareholders’ Reports and Proxies—Institutional Shares	2
Shareholders’ Reports and Proxies—ETF Shares	210
Trustees’ Fees and Expenses	25
Total Expenses	26,808
Expenses Paid Indirectly	(169)
Net Expenses	26,639
Net Investment Income	483,737
Realized Net Gain (Loss)
Investment Securities Sold	(2,821,516)
Futures Contracts	(4,807)
Foreign Currencies and Forward Currency Contracts	1,442
Realized Net Gain (Loss)	(2,824,881)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,882,960
Futures Contracts	9,698
Foreign Currencies and Forward Currency Contracts	14,586
Change in Unrealized Appreciation (Depreciation)	3,907,244
Net Increase (Decrease) in Net Assets Resulting from Operations	1,566,100

1 Dividends are net of foreign withholding taxes of $39,192,000.
2 Interest income from an affiliated company of the fund was $265,000.
See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	483,737	1,208,160
Realized Net Gain (Loss)	(2,824,881)	3,003,134
Change in Unrealized Appreciation (Depreciation)	3,907,244	(20,976,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,566,100	(16,764,987)
Distributions
Net Investment Income
Investor Shares	(708,975)	(743,072)
Admiral Shares	(100,154)	(87,518)
Signal Shares	(14,655)	(14,971)
Institutional Shares	(234,718)	(139,970)
ETF Shares	(124,097)	(97,010)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,182,599)	(1,082,541)
Capital Share Transactions
Investor Shares	(4,501,240)	(3,934,149)
Admiral Shares	(5,147)	12,041
Signal Shares	(10,851)	(29,856)
Institutional Shares	(2,518,693)	815,638
ETF Shares	405,547	225,574
Net Increase (Decrease) from Capital Share Transactions	(6,630,384)	(2,910,752)
Total Increase (Decrease)	(6,246,883)	(20,758,280)
Net Assets
Beginning of Period	17,298,129	38,056,409
End of Period[1]	11,051,246	17,298,129
1 Net Assets—End of Period includes undistributed net investment income of $378,916,000 and $1,073,239,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$21.99	$43.43	$34.67	$27.00	$23.77
Investment Operations
Net Investment Income	1.008	1.372[1]	1.298[1]	.920	.670
Net Realized and Unrealized Gain (Loss)
on Investments	4.269	(21.597)	8.386	7.450	3.140
Total from Investment Operations	5.277	(20.225)	9.684	8.370	3.810
Distributions
Dividends from Net Investment Income	(1.497)	(1.215)	(.924)	(.700)	(.580)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.497)	(1.215)	(.924)	(.700)	(.580)
Net Asset Value, End of Period	$25.77	$21.99	$43.43	$34.67	$27.00

Total Return[2]	26.25%	–47.80%	28.49%	31.63%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,789	$10,534	$26,188	$16,850	$10,759
Ratio of Total Expenses to
Average Net Assets	0.27%	0.22%	0.22%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.80%	3.82%	3.35%	3.35%	2.84%
Portfolio Turnover Rate[3]	18%	15%	9%	6%	5%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$51.71	$102.09	$81.50	$63.44	$55.84
Investment Operations
Net Investment Income	2.448	3.177[1]	3.140[1]	2.230	1.611
Net Realized and Unrealized Gain (Loss)
on Investments	9.968	(50.618)	19.692	17.510	7.396
Total from Investment Operations	12.416	(47.441)	22.832	19.740	9.007
Distributions
Dividends from Net Investment Income	(3.616)	(2.939)	(2.242)	(1.680)	(1.407)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.616)	(2.939)	(2.242)	(1.680)	(1.407)
Net Asset Value, End of Period	$60.51	$51.71	$102.09	$81.50	$63.44

Total Return[2]	26.33%	–47.74%	28.59%	31.77%	16.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,700	$1,472	$2,955	$2,175	$1,360
Ratio of Total Expenses to
Average Net Assets	0.16%	0.12%	0.12%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.91%	3.92%	3.45%	3.45%	2.93%
Portfolio Turnover Rate[3]	18%	15%	9%	6%	5%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Signal Shares
				Oct. 6,
				2006[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.01	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.947	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.860	(19.616)	7.681	1.090
Total from Investment Operations	4.807	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(1.397)	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.397)	(1.129)	(.842)	—
Net Asset Value, End of Period	$23.42	$20.01	$39.50	$31.51

Total Return[3]	26.34%	–47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$245	$223	$502	$12
Ratio of Total Expenses to Average Net Assets	0.16%	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to Average Net Assets	3.91%	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	18%	15%	9%	6%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$22.04	$43.51	$34.74	$27.05	$23.80
Investment Operations
Net Investment Income	1.036	1.315[1]	1.350[1]	.978	.721
Net Realized and Unrealized Gain (Loss)
on Investments	4.277	(21.524)	8.390	7.450	3.140
Total from Investment Operations	5.313	(20.209)	9.740	8.428	3.861
Distributions
Dividends from Net Investment Income	(1.553)	(1.261)	(.970)	(.738)	(.611)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.553)	(1.261)	(.970)	(.738)	(.611)
Net Asset Value, End of Period	$25.80	$22.04	$43.51	$34.74	$27.05

Total Return[2]	26.45%	–47.72%	28.63%	31.83%	16.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$853	$3,316	$5,263	$3,113	$1,827
Ratio of Total Expenses to
Average Net Assets	0.12%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.95%	3.95%	3.48%	3.50%	2.99%
Portfolio Turnover Rate[3]	18%	15%	9%	6%	5%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee on redemptions of shares held for less than two months.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

ETF Shares
					March 4,
					2005[1] to
		Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$41.37	$81.66	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	1.964	2.530[2]	2.576[2]	1.800	1.040
Net Realized and Unrealized Gain (Loss)
on Investments	7.977	(40.464)	15.683	13.990	(1.200)
Total from Investment Operations	9.941	(37.934)	18.259	15.790	(.160)
Distributions
Dividends from Net Investment Income	(2.901)	(2.356)	(1.809)	(1.380)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.901)	(2.356)	(1.809)	(1.380)	—
Net Asset Value, End of Period	$48.41	$41.37	$81.66	$65.21	$50.80

Total Return	26.33%	–47.73%	28.60%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,464	$1,754	$3,148	$1,205	$178
Ratio of Total Expenses to Average Net Assets	0.16%	0.11%	0.12%	0.18%	0.18%[3]
Ratio of Net Investment Income to
Average Net Assets	3.91%	3.93%	3.45%	3.44%	2.93%[3]
Portfolio Turnover Rate[4]	18%	15%	9%	6%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

European Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

European Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $2,310,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2009, custodian fee offset arrangements reduced the fund’s expenses by $169,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	61,703	10,845,742	800
Temporary Cash Investments	318,104	13,995	—
Futures Contracts—Liabilities[1]	(2,927)	—	—
Forward Currency Contracts—Assets	624	—	—
Total	377,504	10,859,737	800
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2009:

Investments in
Securities
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers into Level 3	708
Change in Unrealized Appreciation (Depreciation)	92
Balance as of October 31, 2009	800

European Stock Index Fund

E. At October 31, 2009, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts[1]	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	624	624
Liabilities	(2,927)	—	(2,927)
1 Represents variation margin on the last day of the reporting period.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2009, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(4,807)	—	(4,807)
Forward Currency Contracts	—	(1,072)	(1,072)
Realized Net Gain (Loss) on Derivatives	(4,807)	(1,072)	(5,879)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	9,698	—	9,698
Forward Currency Contracts	—	10,702	10,702
Change in Unrealized Appreciation (Depreciation) on Derivatives	9,698	10,702	20,400

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2009	1,515	60,934	(3,586)
FTSE 100 Index	December 2009	510	42,041	(1,163)

At October 31, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/23/09	EUR	43,729	USD	64,509	131
12/23/09	GBP	26,210	USD	43,191	493
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

European Stock Index Fund

The fund had net unrealized foreign currency gains of $1,658,000 resulting from the translation of other assets and liabilities at October 31, 2009.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2009, the fund realized net foreign currency gains of $2,514,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $4,496,000 on the fund’s passive foreign investment company holdings at October 31, 2008, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2009, the fund realized gains on the sale of passive foreign investment companies of $2,025,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2009, was $3,089,000.

During the year ended October 31, 2009, the fund realized $1,505,062,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2009, the fund had $407,810,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,880,835,000 to offset future net capital gains of $13,739,000 through October 31, 2011, $357,042,000 through October 31, 2016, and $1,510,054,000 through October 31, 2017.

At October 31, 2009, the cost of investment securities for tax purposes was $14,910,831,000. Net unrealized depreciation of investment securities for tax purposes was $3,670,487,000, consisting of unrealized gains of $322,066,000 on securities that had risen in value since their purchase and $3,992,553,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the year ended October 31, 2009, the fund purchased $2,771,676,000 of investment securities and sold $10,117,810,000 of investment securities, other than temporary cash investments.

European Stock Index Fund

H. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,139,617	59,184	4,845,905	141,072
Issued in Lieu of Cash Distributions	700,467	36,181	735,566	18,702
Redeemed[1]	(6,341,324)	(349,683)	(9,515,620)	(283,778)
Net Increase (Decrease)—Investor Shares	(4,501,240)	(254,318)	(3,934,149)	(124,004)
Admiral Shares
Issued	197,387	3,957	414,328	4,886
Issued in Lieu of Cash Distributions	81,700	1,798	73,521	796
Redeemed[1]	(284,234)	(6,122)	(475,808)	(6,157)
Net Increase (Decrease)—Admiral Shares	(5,147)	(367)	12,041	(475)
Signal Shares
Issued	71,159	3,811	155,336	4,630
Issued in Lieu of Cash Distributions	11,893	677	11,877	332
Redeemed[1]	(93,903)	(5,161)	(197,069)	(6,553)
Net Increase (Decrease)—Signal Shares	(10,851)	(673)	(29,856)	(1,591)
Institutional Shares
Issued	891,860	44,118	2,001,811	62,248
Issued in Lieu of Cash Distributions	221,985	11,472	129,816	3,297
Redeemed[1]	(3,632,538)	(172,962)	(1,315,989)	(36,071)
Net Increase (Decrease)—Institutional Shares	(2,518,693)	(117,372)	815,638	29,474
ETF Shares
Issued	503,833	10,810	454,883	7,234
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(98,286)	(2,300)	(229,309)	(3,400)
Net Increase (Decrease)—ETF Shares	405,547	8,510	225,574	3,834
1 Net of redemption fees for fiscal 2009 and 2008 of $633,000 and $1,724,000, respectively (fund totals).

I. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

Pacific Stock Index Fund

Fund Profile
As of October 31, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	499	494	1,806
Turnover Rate	8%	—	—
Expense Ratio[3]		—	—
Investor Shares	0.29%
Admiral Shares	0.18%
Signal Shares	0.18%
Institutional Shares	0.13%
ETF Shares	0.18%
Short-Term Reserves[4]	–0.2%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.5%	14.5%	8.3%
Consumer Staples	6.3	6.2	8.6
Energy	2.6	2.6	11.2
Financials	28.5	28.6	26.6
Health Care	4.6	4.5	6.4
Industrials	14.7	14.7	9.8
Information Technology	8.9	8.9	6.5
Materials	11.5	11.6	11.2
Telecommunication
Services	3.5	3.5	6.4
Utilities	4.9	4.9	5.0

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.95	0.89
Beta	1.00	0.82

Ten Largest Holdings[6] (% of total net assets)
BHP Billiton Ltd.	diversified metals
	and mining	3.4%
Toyota Motor Corp.	automobile
	manufacturers	3.4
Commonwealth
Bank of Australia	diversified banks	2.2
Westpac Banking Corp.	diversified banks	2.1
Honda Motor Co. Ltd.	automobile
	manufacturers	1.6
National Australia
Bank Ltd.	diversified banks	1.6
Mitsubishi UFJ
Financial Group Inc.	diversified banks	1.5
Australia & New Zealand
Banking Group Ltd.	diversified banks	1.5
Canon Inc.	office electronics	1.2
Woolworths Ltd.	food retail	1.0
Top Ten		19.5%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Japan	63.6%	63.6%
Australia	24.8	24.8
Hong Kong	7.2	7.2
Singapore	4.1	4.1
Other Pacific Markets	0.3	0.3

1 MSCI Pacific Index.
2 MSCI All Country World Index ex USA.
3 The expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.27% for
Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, and 0.16% for ETF Shares.
4 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.
5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
6 The holdings listed exclude any temporary cash investments and equity index products.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1999–October 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
Pacific Stock Index Fund Investor Shares[1]	23.23%	4.12%	0.08%	$10,080
MSCI All Country World Index ex USA	34.79	7.58	3.95	14,733
MSCI Pacific Index	28.32	4.52	0.42	10,424
Japan/Pacific Region Funds Average[2]	22.47	1.12	–2.46	7,794

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
Pacific Stock Index Fund Admiral Shares[1]	23.38%	4.24%	4.50%	$143,575
MSCI All Country World Index ex USA	34.79	7.58	7.46	180,584
MSCI Pacific Index	28.32	4.52	4.79	146,905

				Final Value of
			Since	a $10,000,000
	One Year		Inception[3]	Investment
Pacific Stock Index Fund Signal Shares[1]	23.38%		–11.33%	$7,486,007
MSCI All Country World Index ex USA	34.79		–10.56	7,643,407
MSCI Pacific Index	28.32		–10.78	7,598,170

1 Total returns do not reflect the 0.50% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Derived from data provided by Lipper Inc.
3 Performance for the fund and its comparative standards is calculated since the following inception dates: August 13, 2001, for the Admiral Shares and June 4, 2007, for the Signal Shares.

Pacific Stock Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Pacific Stock Index Fund Institutional Shares[2]	23.46%	4.29%	0.09%	$5,041,212
MSCI All Country World Index ex USA	34.79	7.58	3.17	6,716,547
MSCI Pacific Index	28.32	4.52	0.30	5,143,491

				Final Value of
			Since	a $10,000
	One Year		Inception[1]	Investment
Pacific Stock Index Fund ETF Shares
Net Asset Value[3]	23.38%		1.87%	$10,902
MSCI All Country World Index ex USA	34.79		4.65	12,357
MSCI Pacific Index	28.32		2.24	11,089

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2009
				Since
			One Year	Inception[1]
Pacific Stock Index Fund ETF Shares Market Price			22.09%	8.21%
Pacific Stock Index Fund ETF Shares Net Asset Value			23.38	9.02
MSCI Pacific Index			28.32	10.89

1 Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2000, for the Institutional Shares and March 4, 2005, for the ETF Shares.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
3 For more information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

Average Annual Total Returns: Periods Ended September 30, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[1]	6/18/1990	3.49%	5.33%	0.76%
Admiral Shares[1]	8/13/2001	3.65	5.44	4.91[2]
Signal Shares[1]	6/4/2007	3.65	–10.63[2]	—
Institutional Shares[1]	5/15/2000	3.73	5.48	0.39[2]
ETF Shares	3/4/2005
Market Price		3.15	2.48[2]	—
Net Asset Value		3.65	2.54[2]	—

1 Total returns do not reflect the 0.50% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Returns since inception.
Note: See Financial Highlights tables for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Australia (24.6%)
	BHP Billiton Ltd.	5,859,406	192,169
	Commonwealth Bank
	of Australia	2,651,756	122,541
	Westpac Banking Corp.	5,082,799	118,798
	National Australia
	Bank Ltd.	3,349,122	88,489
	Australia & New Zealand
	Banking Group Ltd.	4,070,843	83,029
	Woolworths Ltd.	2,145,633	54,919
	Wesfarmers Ltd.	1,754,824	43,789
	Rio Tinto Ltd.	760,502	42,155
	Westfield Group	3,577,175	38,755
	Woodside Petroleum Ltd.	866,794	36,358
	QBE Insurance Group Ltd.	1,750,355	35,250
	CSL Ltd.	1,053,603	29,583
	Newcrest Mining Ltd.	844,244	24,268
^	Macquarie Group Ltd.	530,511	23,234
	Telstra Corp. Ltd.	7,693,426	22,862
	Origin Energy Ltd.	1,524,585	21,861
	Santos Ltd.	1,433,246	19,105
	AMP Ltd.	3,517,199	18,532
	Suncorp-Metway Ltd.	2,196,845	17,183
	Foster’s Group Ltd.	3,365,767	16,507
	Brambles Ltd.	2,448,129	15,434
	Orica Ltd.	628,535	13,333
	Stockland	3,994,506	13,269
	Insurance Australia
	Group Ltd.	3,621,843	12,184
	Amcor Ltd.	2,125,211	10,944
	AGL Energy Ltd.	778,663	9,652
	Coca-Cola Amatil Ltd.	970,444	9,226
	ASX Ltd.	298,134	8,988
	Toll Holdings Ltd.	1,153,672	8,745
	BlueScope Steel Ltd.	3,186,454	8,445
^	Leighton Holdings Ltd.	259,555	8,242
	Transurban Group	2,009,381	8,153
	Sonic Healthcare Ltd.	635,020	7,928
	GPT Group	14,937,807	7,623

			Market
			Value•
		Shares	($000)
	Computershare Ltd.	778,265	7,556
*	Fortescue Metals
	Group Ltd.	2,160,708	7,235
	TABCORP Holdings Ltd.	1,052,179	6,712
	AXA Asia Pacific
	Holdings Ltd.	1,772,990	6,637
	Wesfarmers Ltd.
	Price Protected Shares	264,579	6,629
	WorleyParsons Ltd.	285,549	6,588
	Incitec Pivot Ltd.	2,783,678	6,493
*	Asciano Group	4,699,989	6,293
	Lend Lease Corp. Ltd.	758,851	6,290
	OneSteel Ltd.	2,309,004	6,269
*	Alumina Ltd.	4,245,631	6,230
	Crown Ltd.	853,033	6,209
	Dexus Property Group	8,188,593	5,785
	Mirvac Group	4,409,000	5,773
*	OZ Minerals Ltd.	5,488,814	5,739
	Cochlear Ltd.	97,928	5,612
	Goodman Group	10,453,716	5,605
	Metcash Ltd.	1,326,873	5,579
	Boral Ltd.	1,035,318	5,281
^	Fairfax Media Ltd.	3,685,258	5,223
	CFS Retail Property Trust	3,014,636	5,180
	Macquarie
	Infrastructure Group	3,946,238	5,050
	Bendigo and
	Adelaide Bank Ltd.	610,406	4,947
	Qantas Airways Ltd.	1,937,403	4,817
*	James Hardie
	Industries NV	756,226	4,793
	Tatts Group Ltd.	2,094,044	4,637
	Sims Metal
	Management Ltd. ADR	235,750	4,168
^,*	Paladin Energy Ltd.	1,126,395	4,075
*	Arrow Energy Ltd.	1,011,387	3,655
	CSR Ltd.	2,129,573	3,622
	Harvey Norman
	Holdings Ltd.	939,554	3,329
	Goodman Fielder Ltd.	2,246,416	3,222
	Billabong International Ltd.	344,769	3,190

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Macquarie Airports	1,200,090	3,053
	Nufarm Ltd.	298,228	3,048
	Aristocrat Leisure Ltd.	680,835	2,718
	Energy Resources of
	Australia Ltd.	115,992	2,396
	Perpetual Ltd.	66,723	2,223
*	Caltex Australia Ltd.	232,911	2,112
	SP AusNet	2,371,254	1,863
	Sims Metal
	Management Ltd.	19,064	336
*	CSR, Ltd. Rights
	Exp. 11/9/09	373,868	81
			1,387,806
Hong Kong (7.2%)
	Sun Hung Kai
	Properties Ltd.	2,461,781	37,297
	Hong Kong Exchanges
	and Clearing Ltd.	1,783,146	31,388
	Cheung Kong
	Holdings Ltd.	2,428,208	30,817
	Hutchison Whampoa Ltd.	3,719,599	26,108
	CLP Holdings Ltd.	3,567,547	23,910
	Hang Seng Bank Ltd.	1,334,769	18,856
	Hong Kong & China
	Gas Co. Ltd.	6,905,430	16,614
	Swire Pacific Ltd.	1,342,727	16,363
	Li & Fung Ltd.	3,928,681	16,339
	BOC Hong Kong
	Holdings Ltd.	6,453,992	14,856
	Hang Lung Properties Ltd.	3,630,242	13,719
	Henderson Land
	Development Co. Ltd.	1,870,034	13,221
	Esprit Holdings Ltd.	1,958,129	13,035
	Wharf Holdings Ltd.	2,411,792	13,031
	Hongkong Electric
	Holdings Ltd.	2,418,165	12,932
	New World
	Development Ltd.	4,361,545	9,388
	Bank of East Asia Ltd.	2,557,422	8,971
	MTR Corp.	2,479,603	8,782
	Link REIT	3,775,476	8,502
	Hang Lung Group Ltd.	1,403,181	7,034
	Kerry Properties Ltd.	1,238,040	6,903
	Sino Land Co. Ltd.	2,962,114	5,634
	Wheelock & Co. Ltd.	1,594,647	5,123
	Shangri-La Asia Ltd.	2,272,085	4,370
*	Cathay Pacific
	Airways Ltd.	2,043,220	3,311
	Hysan Development
	Co. Ltd.	1,106,187	3,267
*	Foxconn International
	Holdings Ltd.	3,684,816	3,236
	Yue Yuen Industrial
	Holdings Ltd.	1,146,717	3,195
	Hopewell Holdings Ltd.	997,323	3,138
	Wing Hang Bank Ltd.	307,893	2,987

			Market
			Value•
		Shares	($000)
	Cheung Kong Infrastructure
	Holdings Ltd.	786,854	2,798
	NWS Holdings Ltd.	1,472,015	2,795
	ASM Pacific
	Technology Ltd.	347,241	2,700
	Television Broadcasts Ltd.	485,897	2,296
^,*	Mongolia Energy Co. Ltd.	5,273,219	2,216
	Chinese Estates
	Holdings Ltd.	1,217,357	2,087
^	Orient Overseas
	International Ltd.	389,065	1,898
	Lifestyle International
	Holdings Ltd.	1,052,544	1,692
	PCCW Ltd.	6,472,653	1,590
	Hong Kong Aircraft
	Engineerg Co. Ltd.	118,885	1,404
			403,803
Japan (63.3%)
	Toyota Motor Corp.	4,815,883	190,116
	Honda Motor Co. Ltd.	2,882,854	89,042
	Mitsubishi UFJ Financial
	Group Inc.	16,269,341	86,657
	Canon Inc.	1,862,859	70,235
	Sumitomo Mitsui
	Financial Group Inc.	1,585,242	53,883
	Takeda
	Pharmaceutical Co. Ltd.	1,308,817	52,344
	Tokyo Electric
	Power Co. Inc.	2,125,564	52,249
	Sony Corp.	1,753,829	51,788
	Mitsubishi Corp.	2,368,772	50,219
	Panasonic Corp.	3,426,611	48,367
	Nomura Holdings Inc.	6,226,254	43,884
	Nintendo Co. Ltd.	172,961	43,383
	Mizuho Financial
	Group Inc.	21,973,328	43,341
	Mitsui & Co. Ltd.	3,026,880	39,752
	Toshiba Corp.	6,848,214	39,140
	NTT DoCoMo Inc.	26,855	38,947
	Shin-Etsu
	Chemical Co. Ltd.	716,481	37,996
	East Japan Railway Co.	592,937	37,971
	Nippon Telegraph &
	Telephone Corp.	906,723	37,414
	Nippon Steel Corp.	8,912,270	34,001
	Tokio Marine
	Holdings Inc.	1,264,488	32,333
	Komatsu Ltd.	1,656,578	32,295
	Nissan Motor Co. Ltd.	4,341,532	31,416
	Mitsubishi
	Estate Co. Ltd.	2,063,005	31,162
	Softbank Corp.	1,320,431	31,114
	Seven & I
	Holdings Co. Ltd.	1,344,979	29,445
	Astellas Pharma Inc.	791,068	29,130

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Kansai Electric
Power Co. Inc.	1,332,965	28,801
JFE Holdings Inc.	856,526	27,901
Fanuc Ltd.	334,539	27,787
KDDI Corp.	5,089	27,010
Chubu Electric
Power Co. Inc.	1,156,333	25,816
Mitsubishi Electric Corp.	3,373,896	25,665
FUJIFILM Holdings Corp.	854,094	24,281
Kirin Holdings Co. Ltd.	1,460,261	23,836
Kyocera Corp.	283,344	23,768
Mitsui Fudosan Co. Ltd.	1,461,322	23,644
Denso Corp.	849,340	23,207
Daiichi Sankyo Co. Ltd.	1,176,704	22,988
Japan Tobacco Inc.	7,848	22,018
Kao Corp.	942,097	20,984
Fujitsu Ltd.	3,256,530	19,177
Sumitomo Corp.	1,962,507	19,051
Hitachi Ltd.	5,872,449	18,961
Mitsubishi Heavy
Industries Ltd.	5,303,617	18,754
Sharp Corp.	1,744,523	18,613
Murata
Manufacturing Co. Ltd.	372,767	18,188
Bridgestone Corp.	1,065,232	17,566
Central Japan Railway Co.	2,625	17,488
Mitsui Sumitomo
Insurance Group
Holdings Inc.	735,819	17,128
Secom Co. Ltd.	365,492	17,053
Tokyo Electron Ltd.	299,385	16,842
ITOCHU Corp.	2,628,527	16,614
Nidec Corp.	189,631	16,011
Sumitomo Electric
Industries Ltd.	1,315,991	15,969
Tokyo Gas Co. Ltd.	4,030,233	15,966
Ricoh Co. Ltd.	1,173,880	15,953
Hoya Corp.	721,365	15,875
Eisai Co. Ltd.	440,695	15,649
Terumo Corp.	294,206	15,485
Tohoku Electric
Power Co. Inc.	746,705	15,334
Sumitomo Metal
Industries Ltd.	5,865,423	14,985
Suzuki Motor Corp.	616,274	14,911
Daiwa Securities
Group Inc.	2,827,398	14,882
Kubota Corp.	1,905,452	14,807
Asahi Glass Co. Ltd.	1,754,824	14,784
Sumitomo Metal
Mining Co. Ltd.	912,122	14,425
Keyence Corp.	72,379	14,369
Marubeni Corp.	2,877,703	14,238
Daikin Industries Ltd.	409,040	13,865
Fast Retailing Co. Ltd.	83,021	13,665

			Market
			Value•
		Shares	($000)
	Kyushu Electric
	Power Co. Inc.	660,851	13,493
	Toray Industries Inc.	2,331,172	13,280
	Sumitomo Trust &
	Banking Co. Ltd.	2,483,449	12,939
	Sumitomo Realty &
	Development Co. Ltd.	664,120	12,593
	Dai Nippon
	Printing Co. Ltd.	977,691	12,250
	Asahi Breweries Ltd.	676,611	11,962
	ORIX Corp.	183,070	11,825
	Olympus Corp.	378,487	11,814
	Inpex Holdings, Inc.	1,439	11,751
	TDK Corp.	203,584	11,705
	Mitsui OSK Lines Ltd.	2,000,308	11,615
	Osaka Gas Co. Ltd.	3,398,164	11,374
	Rohm Co. Ltd.	170,880	11,332
	Shionogi & Co. Ltd.	522,363	11,268
	Shiseido Co. Ltd.	609,192	11,122
	Asahi Kasei Corp.	2,206,989	10,936
	Ajinomoto Co. Inc.	1,164,475	10,929
	Sumitomo
	Chemical Co. Ltd.	2,738,177	10,910
	SMC Corp.	94,006	10,736
	Nippon Oil Corp.	2,176,708	10,726
	West Japan Railway Co.	2,966	10,511
	Shizuoka Bank Ltd.	1,055,162	10,484
	T&D Holdings Inc.	405,667	10,480
	Bank of Yokohama Ltd.	2,133,400	10,476
	Nikon Corp.	560,960	10,455
	Resona Holdings Inc.	848,529	10,103
	Kintetsu Corp.	2,832,138	10,072
	Yamato Holdings Co. Ltd.	678,714	10,012
	Aeon Co. Ltd.	1,117,395	9,967
	NGK Insulators Ltd.	440,978	9,891
	Chugoku Electric
	Power Co. Inc.	485,194	9,819
^,*	NEC Corp.	3,373,035	9,587
	Daiwa House
	Industry Co. Ltd.	887,530	9,482
^,*	Mitsubishi Motors Corp.	6,286,141	9,299
	Yamada Denki Co. Ltd.	151,439	9,228
	Sompo Japan
	Insurance Inc.	1,550,380	9,066
	Odakyu Electric
	Railway Co. Ltd.	1,095,915	8,927
	Hankyu Hanshin
	Holdings Inc.	1,996,467	8,894
	Shikoku Electric
	Power Co.	311,077	8,753
	Toppan Printing Co. Ltd.	976,764	8,730
	Nitto Denko Corp.	287,701	8,689
	Tokyu Corp.	1,983,850	8,670
	Rakuten Inc.	12,550	8,595
	Aisin Seiki Co. Ltd.	334,314	8,500
	Toyota Industries Corp.	312,835	8,473

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Panasonic Electric
	Works Co. Ltd.	656,122	8,282
	Chiba Bank Ltd.	1,326,620	8,181
	Ibiden Co. Ltd.	223,569	8,004
	Kobe Steel Ltd.	4,331,025	7,871
	Mitsubishi Chemical
	Holdings Corp.	2,104,554	7,815
	Konica Minolta
	Holdings Inc.	831,468	7,811
	Tobu Railway Co. Ltd.	1,421,988	7,777
	Yahoo! Japan Corp.	25,322	7,761
	Sekisui House Ltd.	883,917	7,644
	Chugai Pharmaceutical
	Co. Ltd.	389,924	7,628
	Hokuriku Electric
	Power Co.	327,091	7,457
	Nippon Building
	Fund Inc. Class A	898	7,361
^,*	Sanyo Electric Co. Ltd.	2,932,914	7,270
	Electric Power
	Development Co. Ltd.	232,834	7,179
	Nippon Yusen KK	1,930,747	7,127
	JS Group Corp.	434,639	7,094
	Ono Pharmaceutical
	Co. Ltd.	147,450	7,001
	JGC Corp.	361,396	6,908
	Unicharm Corp.	72,028	6,903
	Nippon Mining
	Holdings Inc.	1,539,382	6,868
	Nippon Electric
	Glass Co. Ltd.	609,006	6,558
	Makita Corp.	195,861	6,491
	OJI Paper Co. Ltd.	1,487,340	6,473
	Japan Steel Works Ltd.	584,632	6,448
	NTT Data Corp.	2,205	6,345
	Trend Micro Inc.	183,156	6,339
	Keio Corp.	1,006,085	6,335
	Dentsu Inc.	291,322	6,241
	Chuo Mitsui Trust
	Holdings Inc.	1,707,996	6,237
	Kuraray Co. Ltd.	602,465	6,219
	Nipponkoa Insurance
	Co. Ltd.	1,136,234	6,186
	Advantest Corp.	279,027	6,163
	Japan Real Estate
	Investment Corp.
	Class A	772	6,160
	Kawasaki Heavy
	Industries Ltd.	2,460,339	6,148
	JSR Corp.	313,851	6,121
	Keihin Electric Express
	Railway Co. Ltd.	767,193	6,107
	Hokkaido Electric
	Power Co. Inc.	317,131	6,106
	Nippon Express Co. Ltd.	1,481,712	6,067

			Market
			Value•
		Shares	($000)
	Kurita Water
	Industries Ltd.	196,218	6,001
	Omron Corp.	354,655	5,972
	Oriental Land Co. Ltd.	87,202	5,911
	Isetan Mitsukoshi
	Holdings Ltd.	611,091	5,857
	Mazda Motor Corp.	2,579,482	5,822
	Benesse Corp.	131,029	5,777
	Daito Trust
	Construction Co. Ltd.	138,569	5,760
^,*	GS Yuasa Corp.	641,998	5,530
	Taiyo Nippon Sanso Corp.	491,193	5,455
	Hirose Electric Co. Ltd.	52,522	5,414
	Sankyo Co. Ltd.	93,820	5,359
	SBI Holdings Inc.	29,115	5,350
	Toyota Tsusho Corp.	368,651	5,271
	Nitori Co. Ltd.	64,252	5,225
	Kyowa Hakko Kirin Co. Ltd.	451,854	5,223
	Lawson Inc.	113,634	5,080
	Joyo Bank Ltd.	1,147,017	5,046
	Mitsubishi Tanabe
	Pharma Corp.	391,608	5,000
	Mitsubishi
	Materials Corp.	1,888,805	4,981
*	MEIJI Holdings Co. Ltd.	121,504	4,949
	Bank of Kyoto Ltd.	544,188	4,938
	Fukuoka Financial
	Group Inc.	1,345,418	4,919
	Stanley Electric Co. Ltd.	245,555	4,808
	Teijin Ltd.	1,631,481	4,795
	Hokuhoku Financial
	Group Inc.	2,197,083	4,761
	NSK Ltd.	815,240	4,736
	Showa Denko KK	2,402,976	4,625
	Sega Sammy Holdings Inc.	320,498	4,551
	Sumitomo Heavy
	Industries Ltd.	1,000,274	4,538
	Sekisui Chemical Co. Ltd.	749,896	4,536
	Shimano Inc.	117,920	4,509
	Ube Industries Ltd.	1,746,684	4,501
	Brother Industries Ltd.	394,593	4,493
	TonenGeneral Sekiyu KK	492,300	4,493
	Yamaha Motor Co. Ltd.	375,421	4,471
	Santen Pharmaceutical
	Co. Ltd.	128,738	4,417
	Toyo Seikan Kaisha Ltd.	262,438	4,409
^	Hitachi Construction
	Machinery Co. Ltd.	188,538	4,394
*	IHI Corp.	2,300,195	4,387
	Nisshin Seifun Group Inc.	328,334	4,380
	Yakult Honsha Co. Ltd.	167,263	4,356
	Isuzu Motors Ltd.	2,059,729	4,355
	Sony Financial
	Holdings Inc.	1,514	4,345
	Suzuken Co. Ltd.	122,750	4,344

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nissin Foods
	Holdings Co., Ltd.	122,180	4,311
	Nippon Paper Group Inc.	162,203	4,304
	Obayashi Corp.	1,132,262	4,276
	Fuji Heavy Industries Ltd.	1,089,534	4,258
	Furukawa Electric Co. Ltd.	1,113,157	4,222
	Hachijuni Bank Ltd.	700,180	4,142
	Toho Gas Co. Ltd.	794,831	4,122
	Chugoku Bank Ltd.	303,088	4,093
	Taisho Pharmaceutical
	Co. Ltd.	223,761	4,078
*	Elpida Memory Inc.	308,109	4,025
	Toyo Suisan Kaisha Ltd.	153,498	4,017
	All Nippon
	Airways Co. Ltd.	1,427,688	3,983
^	J Front Retailing Co. Ltd.	839,113	3,977
	Shimizu Corp.	1,035,867	3,972
	Hisamitsu
	Pharmaceutical Co. Inc.	115,490	3,970
	Sojitz Corp.	2,139,078	3,949
	Kawasaki Kisen
	Kaisha Ltd.	1,063,270	3,874
	Sumco Corp.	202,145	3,858
	Jupiter
	Telecommunications
	Co. Ltd.	4,212	3,850
	Nomura Research
	Institute Ltd.	175,560	3,796
	Iyo Bank Ltd.	420,864	3,795
	Aioi Insurance Co. Ltd.	854,696	3,763
	Seiko Epson Corp.	241,594	3,735
	Nippon Meat Packers Inc.	318,426	3,733
	Shimamura Co. Ltd.	38,077	3,640
	THK Co. Ltd.	210,616	3,639
	Amada Co. Ltd.	590,398	3,612
	Hitachi Chemical Co. Ltd.	181,457	3,602
	Yamaguchi Financial
	Group Inc.	376,052	3,593
	Tsumura & Co.	104,313	3,590
	Mediceo Paltac
	Holdings Co. Ltd.	256,208	3,578
	Gunma Bank Ltd.	685,254	3,570
	Mitsui Chemicals Inc.	1,033,812	3,550
	JTEKT Corp.	334,317	3,532
	Namco Bandai
	Holdings Inc.	345,164	3,529
	Takashimaya Co. Ltd.	517,981	3,492
	Kikkoman Corp.	299,537	3,467
	77 Bank Ltd.	600,424	3,455
	Kajima Corp.	1,468,173	3,437
	Mizuho Securities Co. Ltd.	992,149	3,424
	Daihatsu Motor Co. Ltd.	333,646	3,413
	Kamigumi Co. Ltd.	453,548	3,407
	Yaskawa Electric Corp.	428,873	3,374
	Kaneka Corp.	517,582	3,370
	Taisei Corp.	1,712,639	3,361

			Market
			Value•
		Shares	($000)
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	1,291,352	3,344
	Suruga Bank Ltd.	369,422	3,338
	Hiroshima Bank Ltd.	867,205	3,328
	Nippon Sheet
	Glass Co. Ltd.	1,106,696	3,261
	Toyoda Gosei Co. Ltd.	116,075	3,254
	Showa Shell Sekiyu KK	328,485	3,235
	NGK Spark Plug Co. Ltd.	284,963	3,230
	Yokogawa Electric Corp.	398,114	3,227
	Kansai Paint Co. Ltd.	377,664	3,196
	Nissan Chemical
	Industries Ltd.	246,840	3,181
	Tokyu Land Corp.	788,540	3,180
	Tokuyama Corp.	503,282	3,162
	Ushio Inc.	198,275	3,117
	NTN Corp.	824,901	3,115
	Denki Kagaku Kogyo KK	847,643	3,110
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	104,039	3,099
	Mitsubishi Gas
	Chemical Co. Inc.	669,093	3,086
	Credit Saison Co. Ltd.	275,012	3,074
	FamilyMart Co. Ltd.	102,322	3,048
	Nomura Real Estate
	Office Fund Inc. Class A	492	3,040
	Mitsubishi Rayon Co. Ltd.	879,746	3,039
^	Casio Computer Co. Ltd.	413,522	3,034
	Aeon Mall Co. Ltd.	144,420	3,026
	Shimadzu Corp.	435,941	3,019
	Konami Corp.	165,575	3,013
	Dainippon Sumitomo
	Pharma Co. Ltd.	287,447	2,988
	Rinnai Corp.	67,436	2,963
	Toho Co. Ltd.	196,274	2,950
^	Oracle Corp. Japan	66,487	2,930
	Nishi-Nippon City
	Bank Ltd.	1,179,688	2,918
	Mitsumi Electric Co. Ltd.	144,066	2,906
	Idemitsu Kosan Co. Ltd.	39,021	2,862
	Daicel Chemical
	Industries Ltd.	468,140	2,827
	Yamaha Corp.	273,426	2,825
	Square Enix
	Holdings Co., Ltd.	113,475	2,825
	Hitachi Metals Ltd.	295,331	2,818
	Sumitomo Rubber
	Industries Ltd.	305,645	2,818
	Japan Retail Fund
	Investment Corp. Class A	598	2,811
	Citizen Holdings Co. Ltd.	497,327	2,798
	Alfresa Holdings Corp.	64,279	2,779
	Cosmo Oil Co. Ltd.	1,055,406	2,772
^	TOTO Ltd.	463,738	2,748
	Keisei Electric
	Railway Co. Ltd.	477,950	2,687

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Yamazaki Baking Co. Ltd.	217,113	2,664
	Dowa Holdings Co., Ltd.	452,845	2,644
	Nomura Real Estate
	Holdings Inc.	164,117	2,613
	Minebea Co. Ltd.	622,016	2,607
	NOK Corp.	193,842	2,572
*	Mitsui Mining &
	Smelting Co. Ltd.	997,223	2,570
*	Mizuho Trust &
	Banking Co. Ltd.	2,692,452	2,566
	Asics Corp.	286,772	2,556
	Japan Petroleum
	Exploration Co.	51,141	2,553
	Tokyo Tatemono Co. Ltd.	507,732	2,421
	Mabuchi Motor Co. Ltd.	50,433	2,413
	Toyota Boshoku Corp.	115,385	2,406
^	Sapporo Holdings Ltd.	458,117	2,392
	UNY Co. Ltd.	320,400	2,380
	Seven Bank Ltd.	972	2,375
*	McDonald’s Holdings Co.
	Japan Ltd.	117,399	2,373
	Tosoh Corp.	881,152	2,369
	USS Co. Ltd.	39,121	2,367
	Tokyo Steel
	Manufacturing Co. Ltd.	177,801	2,329
	Yamato Kogyo Co. Ltd.	76,252	2,288
	Nisshinbo Holdings Inc.	231,166	2,272
	Marui Group Co. Ltd.	388,687	2,233
	NHK Spring Co. Ltd.	285,269	2,227
	Mitsubishi Logistics Corp.	204,466	2,225
	Japan Prime Realty
	Investment Corp.
	Class A	991	2,158
^,*	Shinsei Bank Ltd.	1,613,892	2,105
^,*	Japan Airlines Corp.	1,611,136	2,087
	Obic Co. Ltd.	12,306	2,081
	Hakuhodo DY Holdings Inc.	40,517	2,035
	Hitachi High-Technologies
	Corp.	122,733	2,033
	Nisshin Steel Co. Ltd.	1,187,901	1,982
	Kinden Corp.	238,192	1,934
	Canon Marketing Japan Inc.	119,290	1,933
*	Senshu Ikeda Holdings Inc.	554,600	1,898
	Ito En Ltd.	112,254	1,888
	Coca-Cola West Co. Ltd.	99,071	1,840
	Sapporo Hokuyo
	Holdings Inc.	540,605	1,825
	Shinko Electric
	Industries Co. Ltd.	122,366	1,822
	Fuji Electric
	Holdings Co. Ltd.	971,927	1,806
	Taiheiyo Cement Corp.	1,467,576	1,704
	DIC Corp.	1,040,785	1,703
	Hino Motors Ltd.	453,656	1,677
^	Dena Co. Ltd.	483	1,670
	Daido Steel Co. Ltd.	485,706	1,653

			Market
			Value•
		Shares	($000)
	NTT Urban
	Development Corp.	2,052	1,648
*	Aozora Bank Ltd.	1,338,514	1,583
^	Matsui Securities Co. Ltd.	215,498	1,551
^	Jafco Co. Ltd.	56,561	1,521
	Otsuka Corp.	28,432	1,499
	Itochu Techno-
	Solutions Corp.	50,327	1,383
	Nissay Dowa General
	Insurance Co. Ltd.	311,266	1,382
	Aeon Credit Service Co. Ltd.	141,503	1,362
	Onward Holdings Co. Ltd.	218,519	1,357
	ABC-Mart Inc.	44,336	1,285
^	Maruichi Steel Tube Ltd.	66,680	1,244
	Fuji Media Holdings Inc.	841	1,236
	Leopalace21 Corp.	217,393	1,176
	Tokyo Broadcasting
	System Holdings Inc.	67,242	1,003
^	Acom Co. Ltd.	69,883	893
^	Hikari Tsushin Inc.	46,374	870
^	OSAKA Titanium
	Technologies Co.	32,761	868
^	Promise Co. Ltd.	130,296	828
*	Dowa Mining Co. Ltd.
	Rights Exp. 1/29/10	425,000	127
			3,563,175
New Zealand (0.3%)
	Fletcher Building Ltd.	1,052,394	6,216
	Telecom Corp. of
	New Zealand Ltd.	3,204,877	5,787
	Sky City Entertainment
	Group Ltd.	981,561	2,425
	Contact Energy Ltd.	523,571	2,332
	Auckland International
	Airport Ltd.	1,518,903	2,185
			18,945
Singapore (4.1%)
	Singapore
	Telecommunications
	Ltd.	13,911,220	28,848
	DBS Group Holdings Ltd.	2,984,727	27,333
	United Overseas
	Bank Ltd.	2,130,395	25,537
	Oversea-Chinese
	Banking Corp. Ltd.	4,371,869	23,560
	CapitaLand Ltd.	4,443,028	12,884
	Keppel Corp. Ltd.	2,229,123	12,811
	Wilmar International Ltd.	2,224,176	9,806
	Singapore Airlines Ltd.	928,290	8,902
	Singapore Exchange Ltd.	1,499,107	8,495
	Singapore Press
	Holdings Ltd.	2,765,084	7,572
*	Genting Singapore PLC	8,046,522	6,147
	City Developments Ltd.	866,551	6,071
	Singapore Technologies
	Engineering Ltd.	2,355,691	4,746

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Fraser and Neave Ltd.	1,694,771	4,614
	CapitaMall Trust	3,887,977	4,367
	Noble Group Ltd.	2,372,741	4,336
	SembCorp Industries Ltd.	1,714,370	4,039
	Olam International Ltd.	2,072,126	3,978
	Jardine Cycle &
	Carriage Ltd.	217,229	3,568
	ComfortDelgro Corp. Ltd.	3,274,723	3,558
*	Golden Agri-
	Resources Ltd.	11,699,926	3,521
	SembCorp Marine Ltd.	1,436,414	3,504
	Ascendas Real Estate
	Investment Trust	2,614,826	3,399
	UOL Group Ltd.	901,345	2,150
	Neptune Orient Lines Ltd.	1,587,688	1,767
	StarHub Ltd.	1,079,945	1,446
	Cosco Corp.
	Singapore Ltd.	1,817,007	1,438
*	Golden Agri-Resources
	Ltd. Warrants Exp.
	7/23/12	699,582	58
			228,455
Total Common Stocks
(Cost $7,372,447)			5,602,184
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
2,3	Vanguard Market
	Liquidity Fund, 0.225%	86,082,132	86,082

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan
	Bank Discount Notes,
	0.275%, 2/19/10	4,000	3,999
Total Temporary Cash Investments
(Cost $90,079)			90,081
Total Investments (101.1%)
(Cost $7,462,526)			5,692,265

Market
Value•
($000)
Other Assets and Liabilities (–1.1%)
Other Assets	59,919
Liabilities[3]	(123,471)
(63,552)
Net Assets (100%)	5,628,713

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	8,411,407
Undistributed Net Investment Income	126,000
Accumulated Net Realized Losses	(1,138,246)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,770,261)
Futures Contracts	(259)
Foreign Currencies and
Forward Currency Contracts	72
Net Assets	5,628,713

Investor Shares—Net Assets
Applicable to 295,978,414 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,845,721
Net Asset Value Per Share—
Investor Shares	$9.61

Admiral Shares—Net Assets
Applicable to 13,486,989 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	849,073
Net Asset Value Per Share—
Admiral Shares	$62.95

Pacific Stock Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 7,269,799 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	158,983
Net Asset Value Per Share—
Signal Shares	$21.87

Institutional Shares—Net Assets
Applicable to 50,523,532 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	486,638
Net Asset Value Per Share—
Institutional Shares	$9.63

ETF Shares—Net Assets
Applicable to 25,302,255 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,288,298
Net Asset Value Per Share—
ETF Shares	$50.92

• See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $81,024,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $86,082,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Dividends[1]	176,360
Interest[2]	394
Security Lending	5,190
Total Income	181,944
Expenses
The Vanguard Group—Note B
Investment Advisory Services	345
Management and Administrative—Investor Shares	7,156
Management and Administrative—Admiral Shares	825
Management and Administrative—Signal Shares	151
Management and Administrative—Institutional Shares	606
Management and Administrative—ETF Shares	1,034
Marketing and Distribution—Investor Shares	1,409
Marketing and Distribution—Admiral Shares	179
Marketing and Distribution—Signal Shares	48
Marketing and Distribution—Institutional Shares	477
Marketing and Distribution—ETF Shares	388
Custodian Fees	1,155
Auditing Fees	36
Shareholders’ Reports and Proxies—Investor Shares	163
Shareholders’ Reports and Proxies—Admiral Shares	10
Shareholders’ Reports and Proxies—Signal Shares	2
Shareholders’ Reports and Proxies—Institutional Shares	2
Shareholders’ Reports and Proxies—ETF Shares	224
Trustees’ Fees and Expenses	13
Total Expenses	14,223
Expenses Paid Indirectly	(86)
Net Expenses	14,137
Net Investment Income	167,807
Realized Net Gain (Loss)
Investment Securities Sold	(1,022,718)
Futures Contracts	(23,661)
Foreign Currencies and Forward Currency Contracts	8,568
Realized Net Gain (Loss)	(1,037,811)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,863,207
Futures Contracts	25,173
Foreign Currencies and Forward Currency Contracts	(1,523)
Change in Unrealized Appreciation (Depreciation)	1,886,857
Net Increase (Decrease) in Net Assets Resulting from Operations	1,016,853

1 Dividends are net of foreign withholding taxes of $6,537,000.
2 Interest income from an affiliated company of the fund was $251,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	167,807	344,567
Realized Net Gain (Loss)	(1,037,811)	597,304
Change in Unrealized Appreciation (Depreciation)	1,886,857	(8,006,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,016,853	(7,064,508)
Distributions
Net Investment Income
Investor Shares	(90,208)	(247,822)
Admiral Shares	(13,868)	(29,349)
Signal Shares	(2,869)	(6,128)
Institutional Shares	(32,221)	(59,339)
ETF Shares	(22,623)	(34,784)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(161,789)	(377,422)
Capital Share Transactions
Investor Shares	(2,494,500)	(1,532,226)
Admiral Shares	(30,359)	34,355
Signal Shares	(17,973)	31,639
Institutional Shares	(1,316,524)	93,372
ETF Shares	(114,249)	519,132
Net Increase (Decrease) from Capital Share Transactions	(3,973,605)	(853,728)
Total Increase (Decrease)	(3,118,541)	(8,295,658)
Net Assets
Beginning of Period	8,747,254	17,042,912
End of Period[1]	5,628,713	8,747,254
1 Net Assets—End of Period includes undistributed net investment income of $126,000,000 and $100,521,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.94	$14.19	$12.13	$10.39	$8.63
Investment Operations
Net Investment Income	.189[1]	.281	.236	.190	.156
Net Realized and Unrealized Gain (Loss)
on Investments	1.621	(6.228)	2.091	1.710	1.761
Total from Investment Operations	1.810	(5.947)	2.327	1.900	1.917
Distributions
Dividends from Net Investment Income	(.140)	(.303)	(.267)	(.160)	(.157)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.140)	(.303)	(.267)	(.160)	(.157)
Net Asset Value, End of Period	$9.61	$7.94	$14.19	$12.13	$10.39

Total Return[2]	23.23%	–42.71%	19.52%	18.39%	22.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,846	$5,065	$11,281	$7,814	$5,202
Ratio of Total Expenses to
Average Net Assets	0.27%	0.22%	0.22%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.32%	1.80%	1.73%	1.76%
Portfolio Turnover Rate[3]	8%	9%	3%	2%	7%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months or the account service fee that may be applicable to certain accounts with balanced below $10,000.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$52.04	$92.94	$79.43	$68.05	$56.47
Investment Operations
Net Investment Income	1.386[1]	1.933	1.613	1.302	1.069
Net Realized and Unrealized Gain (Loss)
on Investments	10.531	(40.773)	13.714	11.185	11.583
Total from Investment Operations	11.917	(38.840)	15.327	12.487	12.652
Distributions
Dividends from Net Investment Income	(1.007)	(2.060)	(1.817)	(1.107)	(1.072)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.007)	(2.060)	(1.817)	(1.107)	(1.072)
Net Asset Value, End of Period	$62.95	$52.04	$92.94	$79.43	$68.05

Total Return[2]	23.38%	–42.62%	19.64%	18.46%	22.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$849	$737	$1,292	$1,128	$720
Ratio of Total Expenses to
Average Net Assets	0.16%	0.12%	0.12%	0.17%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.42%	1.90%	1.83%	1.90%
Portfolio Turnover Rate[3]	8%	9%	3%	2%	7%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Signal Shares
			June 4,
	Year Ended		2007[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.481[2]	.667	.250
Net Realized and Unrealized Gain (Loss) on Investments	3.658	(14.158)	1.500
Total from Investment Operations	4.139	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.349)	(.709)	—
Net Asset Value, End of Period	$21.87	$18.08	$32.28

Total Return[3]	23.38%	–42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$159	$150	$247
Ratio of Total Expenses to Average Net Assets	0.16%	0.12%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.53%	2.42%	1.90%[4]
Portfolio Turnover Rate[5]	8%	9%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.96	$14.22	$12.15	$10.41	$8.64
Investment Operations
Net Investment Income	.215[1]	.300	.251	.206	.180
Net Realized and Unrealized Gain (Loss)
on Investments	1.613	(6.242)	2.102	1.710	1.760
Total from Investment Operations	1.828	(5.942)	2.353	1.916	1.940
Distributions
Dividends from Net Investment Income	(.158)	(.318)	(.283)	(.176)	(.170)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.158)	(.318)	(.283)	(.176)	(.170)
Net Asset Value, End of Period	$9.63	$7.96	$14.22	$12.15	$10.41

Total Return[2]	23.46%	–42.62%	19.72%	18.52%	22.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$487	$1,610	$2,720	$1,788	$1,280
Ratio of Total Expenses to
Average Net Assets	0.12%	0.09%	0.09%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.57%	2.45%	1.93%	1.88%	1.95%
Portfolio Turnover Rate[3]	8%	9%	3%	2%	7%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

ETF Shares
					March 4,
					2005[1] to
		Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$42.10	$75.17	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	1.109[2]	1.573	1.314	1.060	.750
Net Realized and Unrealized Gain (Loss)
on Investments	8.534	(32.974)	11.089	9.020	3.630
Total from Investment Operations	9.643	(31.401)	12.403	10.080	4.380
Distributions
Dividends from Net Investment Income	(.823)	(1.669)	(1.473)	(.930)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.823)	(1.669)	(1.473)	(.930)	—
Net Asset Value, End of Period	$50.92	$42.10	$75.17	$64.24	$55.09

Total Return	23.38%	–42.61%	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,288	$1,186	$1,503	$693	$164
Ratio of Total Expenses to Average Net Assets	0.16%	0.11%	0.12%	0.18%	0.18%[3]
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.43%	1.90%	1.82%	1.89%[3]
Portfolio Turnover Rate[4]	8%	9%	3%	2%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

Pacific Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pacific Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $1,210,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2009, custodian fee offset arrangements reduced the fund’s expenses by $86,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,168	5,598,016	—
Temporary Cash Investments	86,082	3,999	—
Futures Contracts—Assets[1]	271	—	—
Forward Currency Contracts—Assets	147	—	—
Forward Currency Contracts—Liabilities	(71)	—	—
Total	90,597	5,602,015	—
1 Represents variation margin on the last day of the reporting period.

E. At October 31, 2009, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts[1]	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	271	147	418
Liabilities	—	(71)	(71)
1 Represents variation margin on the last day of the reporting period.

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2009, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(23,661)	—	(23,661)
Forward Currency Contracts	—	(2,698)	(2,698)
Realized Net Gain (Loss) on Derivatives	(23,661)	(2,698)	(26,359)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	25,173	—	25,173
Forward Currency Contracts	—	3,436	3,436
Change in Unrealized Appreciation (Depreciation) on Derivatives	25,173	3,436	28,609

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Topix Index	December 2009	130	12,839	(152)
S&P ASX 200 Index	December 2009	41	4,283	(107)

At October 31, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Unrealized
				Appreciation
	Contract Amount (000)			(Depreciation)
Contract Settlement Date		Receive	Deliver	($000)
12/16/2009	USD	12,514	JPY 1,132,494	(62)
12/23/2009	AUD	4,631	USD 4,163	138
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

The fund had net unrealized foreign currency losses of $4,000 resulting from the translation of other assets and liabilities at October 31, 2009.

Pacific Stock Index Fund

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2009, the fund realized net foreign currency gains of $11,266,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $9,510,000 on the fund’s passive foreign investment company holdings at October 31, 2008, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2009, the fund realized gains on the sale of passive foreign investment companies of $8,195,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2009, was $3,675,000.

During the year ended October 31, 2009, the fund realized $532,937,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2009, the fund had $142,861,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,138,170,000 to offset future net capital gains of $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, $453,022,000 through October 31, 2016, and $607,343,000 through October 31, 2017. Capital loss carryforwards of $1,920,000 expired on October 31, 2009; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2009, the cost of investment securities for tax purposes was $7,466,201,000. Net unrealized depreciation of investment securities for tax purposes was $1,773,936,000, consisting of unrealized gains of $218,393,000 on securities that had risen in value since their purchase and $1,992,329,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the year ended October 31, 2009, the fund purchased $815,024,000 of investment securities and sold $4,678,274,000 of investment securities, other than temporary cash investments.

Pacific Stock Index Fund

H. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	697,406	89,584	2,411,768	203,868
Issued in Lieu of Cash Distributions	89,093	11,571	244,964	19,319
Redeemed[1]	(3,280,999)	(442,815)	(4,188,958)	(380,723)
Net Increase (Decrease)—Investor Shares	(2,494,500)	(341,660)	(1,532,226)	(157,536)
Admiral Shares
Issued	122,233	2,241	226,260	2,951
Issued in Lieu of Cash Distributions	11,409	227	24,546	296
Redeemed[1]	(164,001)	(3,133)	(216,451)	(2,998)
Net Increase (Decrease)—Admiral Shares	(30,359)	(665)	34,355	249
Signal Shares
Issued	60,869	3,310	119,279	4,249
Issued in Lieu of Cash Distributions	2,555	146	5,089	176
Redeemed[1]	(81,397)	(4,472)	(92,729)	(3,794)
Net Increase (Decrease)—Signal Shares	(17,973)	(1,016)	31,639	631
Institutional Shares
Issued	405,620	51,039	918,220	82,517
Issued in Lieu of Cash Distributions	29,986	3,894	51,874	4,047
Redeemed[1]	(1,752,130)	(206,617)	(876,722)	(75,668)
Net Increase (Decrease)—Institutional Shares	(1,316,524)	(151,684)	93,372	10,896
ETF Shares
Issued	150,908	3,422	541,682	8,588
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(265,157)	(6,300)	(22,550)	(400)
Net Increase (Decrease)—ETF Shares	(114,249)	(2,878)	519,132	8,188
1 Net of redemption fees for fiscal 2009 and 2008 of $361,000 and $911,000, respectively (fund totals).

I. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	799	748	1,806
Turnover Rate	12%	—	—
Expense Ratio[3]		—	—
Investor Shares	0.39%
Admiral Shares	0.27%
Signal Shares	0.27%
Institutional Shares	0.20%
ETF Shares	0.27%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	5.4%	5.3%	8.3%
Consumer Staples	5.4	5.4	8.6
Energy	15.3	15.3	11.2
Financials	24.7	25.4	26.6
Health Care	2.2	2.1	6.4
Industrials	6.8	6.7	9.8
Information Technology	13.0	12.7	6.5
Materials	14.6	14.5	11.2
Telecommunication
Services	9.1	9.1	6.4
Utilities	3.5	3.5	5.0

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.94
Beta	1.01	1.25

Ten Largest Holdings[5] (% of total net assets)
Petroleo Brasileiro SA	integrated oil
	and gas	4.0%
Vale SA	diversified metals
	and mining	2.9
Samsung
Electronics Co. Ltd.	semiconductors	2.6
Gazprom OAO ADR	integrated oil
	and gas	2.0
China Mobile Ltd.	wireless
	telecommunication
	services	1.9
Teva Pharmaceutical
Industries Ltd.	pharmaceuticals	1.5
Taiwan Semiconductor
Manufacturing Co. Ltd.	semiconductors	1.5
America Movil	wireless
SAB de CV	telecommunication
	services	1.4
Itau Unibanco Holding SA	diversified banks	1.4
China Construction
Bank Corp.	diversified banks	1.3
Top Ten		20.5%

1 MSCI Emerging Markets Index.
2 MSCI All Country World Index ex USA.
3 The expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.40% for Investor Shares, 0.27% for Admiral Shares, 0.27% for Signal Shares, 0.23% for Institutional Shares, and 0.27% for ETF Shares.
4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
5 The holdings listed exclude any temporary cash investments and equity index products.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
China	18.5%	18.6%
Brazil	16.4	16.3
South Korea	12.8	12.8
Taiwan	11.3	11.1
India	7.3	7.2
South Africa	7.0	6.9
Russia	6.7	6.6
Mexico	4.4	4.3
Malaysia	2.8	2.8
Israel	2.8	2.7
Indonesia	1.8	1.8
Turkey	1.5	1.5
Chile	1.4	1.3
Thailand	1.3	1.3
Poland	1.3	1.2
Other Emerging Markets	2.7	3.6

1 MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1999–October 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
Emerging Markets Stock Index Fund
Investor Shares[1]	58.90%	15.66%	11.06%	$28,550
MSCI All Country World Index ex USA	34.79	7.58	3.95	14,733
Spliced Emerging Markets Index[2]	64.13	16.47	11.64	30,087
Emerging Markets Funds Average[3]	56.47	14.15	10.64	27,494

				Final Value of
			Since	a $100,000
	One Year		Inception[4]	Investment
Emerging Markets Stock Index Fund Admiral Shares[1]	59.11%		9.61%	$136,084
MSCI All Country World Index ex USA	34.79		1.51	105,142
Spliced Emerging Markets Index[2]	64.13		10.48	139,711

1 Performance figures are adjusted for the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases and 0.25% (0.50% prior to June 26, 2008) transaction fee on redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or for Investor
Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.
3 Derived from data provided by Lipper Inc.
4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: June 23, 2006.

Emerging Markets Stock Index Fund

				Final Value of
			Since	a $10,000,000
	One Year		Inception[1]	Investment
Emerging Markets Stock Index Fund Signal Shares[2]	59.15%		2.08%	$10,589,045
MSCI All Country World Index ex USA	34.79		–4.92	8,691,755
MSCI Emerging Markets Index	64.13		3.11	10,889,315

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Emerging Markets Stock Index Fund
Institutional Shares[2]	59.23%	15.86%	10.87%	$13,127,023
MSCI All Country World Index ex USA	34.79	7.58	3.35	6,803,220
Spliced Emerging Markets Index[3]	64.13	16.47	11.29	13,609,219

				Final Value of
			Since	a $10,000
	One Year		Inception[1]	Investment
Emerging Markets Stock Index Fund ETF Shares
Net Asset Value[4]	60.28%		11.51%	$16,617
MSCI All Country World Index ex USA	34.79		4.73	12,403
Spliced Emerging Markets Index[3]	64.13		12.09	17,024

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2009
				Since
			One Year	Inception[1]
Emerging Markets Stock Index Fund ETF Shares Market Price			58.93%	64.99%
Emerging Markets Stock Index Fund Shares Net Asset Value			60.28	66.17
Spliced Emerging Markets Index[3]			64.13	70.24

1 Performance for the fund and its comparative standards is calculated since the following inception dates: January 19, 2007, for the Signal Shares; June 22, 2000, for the Institutional Shares; and March 4, 2005, for the ETF Shares.
2 Performance figures are adjusted for the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases and 0.25% (0.50% prior to June 26, 2008) transaction fee on redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
3 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.
4 For more information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

Average Annual Total Returns: Periods Ended September 30, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[2]	5/4/1994	17.38%	16.67%	11.71%
Fee-Adjusted Returns[3]		16.81	16.56	11.66
Admiral Shares	6/23/2006	17.49	10.58[4]	—
Fee-Adjusted Returns[3]		16.92	10.42[4]	—
Signal Shares	1/19/2007	17.51	2.94[4]	—
Fee-Adjusted Returns[3]		16.94	2.75[4]	—
Institutional Shares	6/22/2000	17.57	16.87	11.21[4]
Fee-Adjusted Returns[3]		17.00	16.76	11.16[4]
ETF Shares	3/4/2005
Market Price		17.28	12.20[4]	—
Net Asset Value		17.52	12.07[4]	—

1 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.
2 Returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
3 Performance figures are adjusted for the 0.25% (0.50% prior to June 26, 2008) transaction fee on purchases and redemptions that were in effect as of September 30, 2009. Total returns do not reflect the 2% fee assessed until March 23, 2005.
4 Returns since inception.
Note: See Financial Highlights tables for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Brazil (16.4%)
	Petroleo Brasileiro
	SA Pfd.	17,720,912	351,280
	Petroleo Brasileiro SA	12,701,496	292,013
	Petroleo Brasileiro SA
	Series A ADR	6,028,266	241,854
	Vale SA	10,233,577	230,337
*	Vale SA Class B ADR	9,860,918	227,787
	Petroleo Brasileiro
	SA ADR	4,456,295	205,970
	Itau Unibanco Holding SA	9,878,408	187,912
	Itau Unibanco
	Holding SA ADR	9,544,713	182,686
	Vale SA	6,981,638	177,355
	Banco Bradesco SA	8,711,900	170,420
*	Vale SA Class B ADR	6,665,271	169,898
	Investimentos Itau SA	20,693,452	118,292
	Banco Bradesco SA ADR	5,800,557	114,271
	OGX Petroleo e
	Gas Participacoes SA	117,073	94,371
	Cia de Bebidas das
	Americas	845,306	76,752
	BRF - Brasil Foods SA	3,034,000	73,146
	BM&FBOVESPA SA	11,312,020	72,883
	Cia Siderurgica
	Nacional SA ADR	2,002,498	66,403
	Usinas Siderurgicas
	de Minas Gerais SA	2,349,455	61,350
	Cia Siderurgica
	Nacional SA	1,790,860	59,157
	Cia de Bebidas
	das Americas ADR	583,580	52,569
*	Banco Santander
	Brasil SA ADR	4,418,424	52,402
	Companhia Brasileira de
	Meios de Pagamento	5,641,512	51,912
	Banco do Brasil SA	3,084,765	49,399
	Gerdau SA Pfd.	3,143,500	47,377
	Gerdau SA	3,108,446	46,938

			Market
			Value•
		Shares	($000)
	Metalurgica Gerdau
	SA Class A	2,549,208	46,814
	Redecard SA	3,078,885	45,198
	Bradespar SA	2,108,971	43,278
	Vivo Participacoes SA	1,437,552	34,992
	Cia de Concessoes
	Rodoviarias	1,710,624	33,638
	Cia Energetica de
	Minas Gerais	1,997,632	31,355
	Tele Norte Leste
	Participacoes SA	1,587,863	30,196
	Centrais Eletricas
	Brasileiras SA	2,057,681	29,307
	Ultrapar Participacoes SA	666,516	29,190
	Natura Cosmeticos SA	1,580,965	28,414
	Cia Brasileira de
	Distribuicao Grupo Pao
	de Acucar ADR	463,049	28,010
	All America Latina
	Logistica SA	3,533,063	25,932
	Usinas Siderurgicas
	de Minas Gerais SA	1,045,883	25,708
	Souza Cruz SA	696,573	24,722
*	Global Village Telecom
	Holding SA	845,792	24,270
	Cia Energetica de Minas
	Gerais ADR	1,450,322	22,901
	Centrais Eletricas
	Brasileiras SA Pfd. B	1,770,359	22,511
*	NET Servicos de
	Comunicacao SA	1,688,791	20,813
	Lojas Americanas SA	2,983,798	19,462
	Cia Energetica de
	Sao Paulo	1,603,621	18,662
	Cyrela Brazil Realty SA	1,427,746	18,114
	Tele Norte Leste
	Participacoes SA ADR	923,045	17,593
	JBS SA	3,107,446	17,146
*	Empresa Brasileira
	de Aeronautica SA ADR	794,361	16,086
	CPFL Energia SA	905,339	15,855

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Eletropaulo Metropolitana
	Eletricidade de
	Sao Paulo SA	834,813	15,747
	Tractebel Energia SA	1,287,597	15,715
	MRV Engenharia e
	Participacoes SA	791,627	14,874
	B2W Cia Global Do Varejo	493,134	14,293
*	Marfrig Alimentos SA	1,230,448	14,074
	Tele Norte Leste
	Participacoes SA	591,381	13,328
	Cia de Saneamento
	Basico do Estado de
	Sao Paulo ADR	345,752	13,318
*	Duratex SA	1,792,702	12,415
	Cia Paranaense de
	Energia ADR	700,030	12,320
*	Votorantim Celulose
	e Papel SA	880,416	12,060
	Suzano Papel e
	Celulose SA	1,334,227	11,596
	Gerdau SA	982,900	11,243
	Banco do Estado do
	Rio Grande do Sul	1,759,402	11,186
	AES Tiete SA	936,700	10,555
	EDP - Energias do
	Brasil SA	641,805	10,296
	Klabin SA	4,312,661	10,282
*	Cosan SA Industria e
	Comercio	959,050	10,153
	Brasil Telecom
	Participacoes SA	977,726	9,879
	Cia de Saneamento
	Basico do Estado de
	Sao Paulo	508,882	9,822
*	Empresa Brasileira de
	Aeronautica SA	1,888,649	9,628
*	Braskem SA	1,456,924	9,594
	Brasil Telecom SA	1,114,832	9,499
*,^	Aracruz Celulose SA ADR	484,518	9,022
*	Fertilizantes Fosfatados SA	923,079	8,908
	Porto Seguro SA	823,524	8,691
	Telemar Norte Leste SA	261,350	8,225
	Cia de Transmissao de
	Energia Eletrica Paulista	286,000	7,923
	Tim Participacoes SA	3,297,732	7,806
	Tim Participacoes SA ADR	297,445	7,017
*	Banco Santander Brasil SA	577,500	6,819
	Brasil Telecom
	Participacoes SA ADR	132,666	6,677
	Cia Paranaense de Energia	360,439	6,279
*	BRF–Brasil Foods SA ADR	40,346	1,952
*	Aracruz Celulose SA	994,205	1,857
	Cia Brasileira de
	Distribuicao Grupo
	Pao de Acucar	48,619	1,467
	Vivo Participacoes SA ADR	57,000	1,382

			Market
			Value•
		Shares	($000)
	Centrais Eletricas
	Brasileiras SA ADR	58,000	832
*	NET Servicos de
	Comunicacao SA ADR	36,796	452
			4,492,087
Chile (1.4%)
	Empresas COPEC SA	4,279,504	56,993
	Empresas CMPC SA	967,647	34,627
	Centros Comerciales
	Sudamericanos SA	8,096,141	24,931
	Empresa Nacional de
	Electricidad SA	15,839,753	24,344
	Empresa Nacional de
	Electricidad SA ADR	523,033	24,002
	Enersis SA	65,135,530	23,137
	Sociedad Quimica y
	Minera de Chile SA ADR	610,654	22,441
	Banco Santander
	Chile ADR	416,014	21,899
	Enersis SA ADR	1,208,948	21,374
	CAP SA	740,167	19,238
	Lan Airlines SA	1,284,298	17,055
	Colbun SA	68,869,010	16,214
	ENTEL Chile SA	1,083,766	14,411
	SACI Falabella	2,755,256	13,078
	Sociedad Quimica y
	Minera de Chile SA
	Class B	337,642	12,400
	AES Gener SA	24,584,231	10,418
	Vina Concha y Toro SA	4,677,503	9,911
	Cia Cervecerias
	Unidas SA	1,313,267	9,263
	Banco de Credito
	e Inversiones	302,311	8,774
	Banco Santander Chile	54,517,082	2,772
			387,282
China (18.5%)
	China Mobile Ltd.	56,862,967	533,058
	China Construction
	Bank Corp.	422,377,493	364,145
	Industrial & Commercial
	Bank of China	431,501,659	343,309
	China Life Insurance
	Co. Ltd.	70,287,470	323,170
	Bank of China Ltd.	538,683,525	312,486
	CNOOC Ltd.	168,975,952	253,065
	PetroChina Co. Ltd.	200,127,679	240,810
	Tencent Holdings Ltd.	8,531,980	148,564
	China Shenhua
	Energy Co. Ltd.	30,809,325	138,214
	China Petroleum &
	Chemical Corp.	151,841,540	128,773
^	Ping An Insurance
	Group Co. of China Ltd.	12,290,488	107,712
	China Overseas Land
	& Investment Ltd.	39,079,076	84,251

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
^	China Merchants
	Bank Co. Ltd.	32,664,949	83,568
	China Unicom
	Hong Kong Ltd.	57,135,048	72,647
^	Bank of Communications
	Co. Ltd.	55,606,232	66,488
	China Telecom
	Corp. Ltd.	133,777,683	59,127
	China Coal Energy Co.	33,956,000	47,240
	China Resources
	Land Ltd.	19,458,000	46,971
*,^	Byd Co. Ltd.	5,129,755	46,964
	China Communications
	Construction Co. Ltd.	40,946,834	44,021
^	Aluminum Corp. of
	China Ltd.	38,081,880	41,485
	China Resources
	Enterprise	12,065,460	40,410
	Hengan International
	Group Co. Ltd.	6,275,000	40,393
	Zijin Mining
	Group Co. Ltd.	39,558,120	38,290
	Belle International
	Holdings Ltd.	36,117,500	36,465
	Tingyi Cayman Islands
	Holding Corp.	16,112,752	35,951
	China Citic Bank	46,771,933	35,011
	China Merchants
	Holdings International
	Co. Ltd.	10,819,510	34,507
	Dongfeng Motor
	Group Co. Ltd.	27,126,044	32,251
	China Resources Power
	Holdings Co. Ltd.	15,462,548	32,033
^	Jiangxi Copper Co. Ltd.	13,853,992	31,390
*	China Mengniu
	Dairy Co. Ltd.	11,023,676	30,887
	Yanzhou Coal
	Mining Co. Ltd.	19,752,112	30,536
^	China COSCO
	Holdings Co. Ltd.	23,569,000	29,049
	Shimao Property
	Holdings Ltd.	15,435,772	28,673
	Sino-Ocean Land
	Holdings Ltd.	29,175,802	28,373
*	China Railway
	Group Ltd.	35,794,608	28,180
	Beijing Enterprises
	Holdings Ltd.	4,684,000	28,038
	Citic Pacific Ltd.	10,473,874	26,992
^	Anhui Conch
	Cement Co. Ltd.	4,156,698	26,895
^	Alibaba.com Ltd.	11,629,632	26,794
*,^	China Taiping Insurance
	Holdings Co. Ltd.	7,024,007	24,756

			Market
			Value•
		Shares	($000)
	China National Building
	Material Co. Ltd.	11,502,180	24,696
	Shanghai Industrial
	Holdings Ltd.	5,243,045	24,631
	Lenovo Group Ltd.	43,569,309	24,259
	Denway Motors Ltd.	49,130,893	23,517
^	China Railway
	Construction Corp. Ltd.	16,231,265	21,515
^	Angang Steel Co. Ltd.	11,036,396	20,344
	Huaneng Power
	International Inc.	31,383,992	20,033
	Agile Property
	Holdings Ltd.	15,571,245	19,930
	Kingboard Chemical
	Holdings Ltd.	4,934,626	19,861
^	Li Ning Co. Ltd.	7,140,068	19,372
	Cnpc Hong Kong Ltd.	18,344,330	19,366
	Parkson Retail
	Group Ltd.	11,810,779	19,121
	Fushan International
	Energy Group Ltd.	24,719,984	19,039
	China Yurun Food
	Group Ltd.	9,127,439	18,760
*,^	PICC Property &
	Casualty Co. Ltd.	25,083,551	18,476
	Inner Mongolia Yitai
	Coal Co. Class B	2,844,050	18,240
	Chaoda Modern
	Agriculture
	Holdings Ltd.	23,187,067	17,915
	China Shipping
	Development Co. Ltd.	12,699,274	17,825
^	Guangzhou R&F
	Properties Co. Ltd.	9,462,400	17,731
*	GOME Electrical
	Appliances
	Holdings Ltd.	59,705,805	17,490
^	China Everbright Ltd.	7,200,010	16,973
	China Oilfield
	Services Ltd.	15,144,000	16,363
^	ZTE Corp.	2,913,849	16,146
	COSCO Pacific Ltd.	11,378,988	15,719
^	Datang International
	Power Generation
	Co. Ltd.	33,044,568	15,650
^	China High Speed
	Transmission Equipment
	Group Co.	7,703,280	15,449
^	Country Garden
	Holdings Co.	40,231,821	15,426
*,^	China Zhongwang
	Holdings Ltd.	16,073,732	15,049
	Shui On Land Ltd.	24,266,737	14,709
	Want Want China
	Holdings Ltd.	24,778,285	14,557

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Metallurgical Corp. of
	China Ltd.	21,386,000	14,487
	Guangdong
	Investment Ltd.	26,826,464	14,019
^	Renhe Commercial
	Holdings Co. Ltd.	72,447,454	13,936
	China Vanke Co. Ltd.
	Class B	10,835,765	13,403
	Shanghai Electric
	Group Co. Ltd.	27,930,613	13,152
	Zhejiang Expressway
	Co. Ltd.	14,870,704	12,648
	China Dongxiang
	Group Co.	20,530,788	12,544
*,^	Air China Ltd.	22,989,548	12,444
	Shandong Weigao
	Group Medical
	Polymer Co. Ltd.	3,473,550	12,277
*,^	Beijing Capital
	International Airport
	Co. Ltd.	17,891,654	12,032
	Hopson Development
	Holdings Ltd.	6,651,840	11,640
	Tsingtao Brewery
	Co. Ltd.	2,860,000	11,619
	China Agri-Industries
	Holdings Ltd.	11,741,586	11,262
	Yantai Changyu Pioneer
	Wine Co. Class B	1,529,703	11,245
	Huabao International
	Holdings Ltd.	11,368,838	10,844
	Jiangsu Expressway
	Co. Ltd.	12,164,139	10,817
*,^	Maanshan Iron & Steel	17,803,134	10,717
^	Soho China Ltd.	19,322,606	10,383
^	Geely Automobile
	Holdings Ltd.	28,121,000	10,168
^	Fosun International	14,897,237	10,091
^	Sinofert Holdings Ltd.	19,983,917	9,890
*,^	Hidili Industry
	International
	Development Ltd.	9,627,913	9,853
*	Sinopec Shanghai
	Petrochemical Co. Ltd.	24,487,888	9,814
	Weichai Power Co. Ltd.	1,424,800	9,301
*,^	China Shipping
	Container Lines
	Co. Ltd.	25,397,618	9,089
	China Communications
	Services Corp. Ltd.	17,058,311	8,824
	Franshion Properties
	China Ltd.	30,526,094	8,535
	China BlueChemical Ltd.	15,869,405	8,443
^	China South Locomotive
	and Rolling Stock Corp.	15,222,877	8,442

		Market
		Value•
	Shares	($000)
Shanghai Lujiazui Finance &
Trade Zone Development
Co. Ltd. Class B	4,304,500	8,034
China Travel International
Inv HK	31,645,204	6,460
Sinotruk Hong Kong Ltd.	5,122,500	6,091
Guangshen
Railway Co. Ltd.	14,713,975	5,978
Dongfang Electric
Corp. Ltd.	1,199,315	5,958
China International
Marine Containers Co.
Ltd. Class B	5,432,359	5,417
Shanghai Zhenhua
Heavy Industry Co.
Ltd. Class B	6,000,148	4,966
Harbin Power
Equipment Co. Ltd.	4,775,460	4,436
		5,079,363
Colombia (0.2%)
BanColombia SA ADR	1,374,602	54,407

Czech Republic (0.5%)
CEZ AS	1,546,290	76,146
Komercni Banka AS	151,825	29,773
Telefonica O2 Czech
Republic AS	1,095,199	25,804
		131,723
Egypt (0.3%)
Orascom Construction
Industries GDR	903,585	43,617
Orascom Telecom
Holding SAE GDR	899,821	30,597
		74,214
Hungary (0.6%)
*,^ OTP Bank PLC	2,683,466	75,458
*,^ MOL Hungarian
Oil and Gas NyRt	504,566	42,154
^ Richter Gedeon Nyrt.	141,651	29,500
Magyar Telekom
Telecommunications
PLC	4,604,066	19,849
		166,961
India (7.3%)
Reliance Industries Ltd.	6,197,051	250,719
Infosys Technologies Ltd.	4,319,545	200,602
Housing Development
Finance Corp.	1,981,489	110,877
ICICI Bank Ltd.	5,168,882	85,359
Larsen & Toubro Ltd.	1,871,295	61,769
Tata Consultancy
Services Ltd.	4,426,925	58,856
Oil & Natural Gas
Corp. Ltd.	2,455,572	58,510

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sterlite Industries
	India Ltd.	3,516,273	56,788
	ITC Ltd.	10,501,311	56,544
	Bharat Heavy
	Electricals Ltd.	1,104,528	51,656
	HDFC Bank Ltd.	1,441,322	49,085
	Hindustan Unilever Ltd.	8,189,832	48,965
	Jindal Steel & Power Ltd.	3,485,707	46,964
	HDFC Bank Ltd. ADR	386,916	42,797
	Axis Bank Ltd.	2,025,948	38,566
	NTPC Ltd.	7,720,840	34,653
	ICICI Bank Ltd. ADR	1,084,354	34,103
	DLF Ltd.	3,811,839	29,644
	GAIL India Ltd.	3,555,911	26,172
	Mahindra & Mahindra Ltd.	1,317,819	25,500
	Hero Honda Motors Ltd.	768,369	25,378
	Wipro Ltd.	1,881,847	23,984
	Tata Motors Ltd.	2,014,165	23,843
	State Bank of India Ltd.	498,607	23,006
	Jaiprakash Associates Ltd.	5,183,770	22,828
	Tata Power Co. Ltd.	786,724	22,117
	Reliance
	Communications Ltd.	5,800,483	21,380
	Reliance
	Infrastructure Ltd.	950,003	21,022
	Sun Pharmaceutical
	Industries Ltd.	673,101	19,587
	Infrastructure Development
	Finance Co. Ltd.	6,271,254	19,359
	Maruti Suzuki India Ltd.	652,470	19,283
	Unitech Ltd.	11,121,755	19,056
	Sesa Goa Ltd.	2,975,789	18,901
	Kotak Mahindra Bank Ltd.	1,261,913	18,842
	Cipla Ltd.	2,995,234	18,137
	Tata Steel Ltd.	1,803,404	17,824
	Wipro Ltd. ADR	950,747	16,305
	Hindalco Industries Ltd.	6,349,868	16,226
*	Indiabulls Real Estate Ltd.	2,985,568	15,618
	United Spirits Ltd.	674,388	15,158
	Reliance Capital Ltd.	943,223	14,775
*	Cairn India Ltd.	2,652,249	14,688
^	Dr Reddys
	Laboratories Ltd. ADR	670,562	14,571
	Steel Authority Of
	India Ltd.	4,210,837	14,513
	Bajaj Auto Ltd.	402,709	11,798
	JSW Steel Ltd.	688,479	10,908
	Ambuja Cements Ltd.	5,665,090	10,636
	Satyam Computer
	Services Ltd.	4,868,700	10,521
	HCL Technologies Ltd.	1,475,287	9,473
	Power Grid Corp. of
	India Ltd.	4,247,266	9,317
*	GMR Infrastructure Ltd.	7,019,658	9,075
*	Reliance Natural
	Resources Ltd.	6,728,278	9,025

			Market
			Value•
		Shares	($000)
	Grasim Industries Ltd.	194,339	8,959
	Zee Entertainment
	Enterprises Ltd.	1,820,957	8,828
	Bharat Petroleum
	Corp. Ltd.	803,637	8,734
	Dr Reddys
	Laboratories Ltd.	393,566	8,428
*	Ranbaxy Laboratories Ltd. 983,253		8,097
	Siemens India Ltd.	739,571	8,005
	ABB Ltd.	475,183	7,702
	ACC Ltd.	479,525	7,580
*	Idea Cellular Ltd.	5,828,930	6,372
	United Phosphorus Ltd.	1,941,274	5,859
	Aditya Birla Nuvo Ltd.	307,855	5,134
	Glenmark
	Pharmaceuticals Ltd.	983,453	4,644
	State Bank of
	India Ltd. GDR	47,357	4,325
			1,997,950
Indonesia (1.8%)
	Telekomunikasi
	Indonesia Tbk PT	96,309,479	82,933
	Astra International
	Tbk PT	19,617,590	63,116
	Bank Central
	Asia Tbk PT	118,063,724	55,596
	Perusahaan Gas
	Negara PT	115,359,980	42,923
	Bumi Resources
	Tbk PT	167,854,552	40,409
	Bank Rakyat
	Indonesia	52,717,800	38,363
	Bank Mandiri Tbk PT	71,996,524	34,548
	United Tractors Tbk PT	14,658,962	22,476
	Indocement Tunggal
	Prakarsa Tbk PT	14,783,603	16,834
	Unilever Indonesia
	Tbk PT	14,970,230	15,657
	Tambang Batubara
	Bukit Asam Tbk PT	9,192,786	14,321
	Bank Danamon
	Indonesia Tbk PT	27,742,349	12,942
	Indofood Sukses
	Makmur Tbk PT	38,837,796	12,274
	Semen Gresik
	Persero Tbk PT	14,990,820	10,594
	Indosat Tbk PT	16,244,773	8,629
*	International Nickel
	Indonesia Tbk PT	20,428,650	8,466
	Astra Agro
	Lestari Tbk PT	3,539,180	7,857
	Aneka Tambang Tbk PT	33,111,159	7,695
*	Lippo Karawaci Tbk PT	110,385,730	7,467
			503,100

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
Israel (2.8%)
	Teva Pharmaceutical
	Industries Ltd.	7,823,886	394,445
	Israel Chemicals Ltd.	4,878,803	56,987
*	Check Point Software
	Technologies	1,641,051	50,987
	Bank Leumi Le-Israel BM	11,297,357	44,122
*	Bank Hapoalim BM	9,506,511	34,706
	Teva Pharmaceutical
	Industries Ltd. ADR	562,697	28,405
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	11,562,047	25,803
*	Nice Systems Ltd.	613,807	19,100
	Partner
	Communications Co. Ltd.	827,342	15,687
	Cellcom Israel Ltd.	509,121	15,319
	Elbit Systems Ltd.	232,181	14,067
*	Israel Corp. Ltd.	19,078	13,121
	Makhteshim-Agan
	Industries Ltd.	2,644,356	12,359
*	Mizrahi Tefahot Bank Ltd.	1,195,124	9,713
	Israel Discount Bank Ltd.
	Class A	4,840,432	9,240
	Discount
	Investment Corp.	361,214	8,488
	Delek Group Ltd.	37,035	6,119
	Ormat Industries	546,707	4,766
			763,434
Malaysia (2.8%)
	Sime Darby Bhd.	28,034,813	72,487
	CIMB Group
	Holdings Bhd.	18,697,432	67,833
	Malayan Banking Bhd.	33,293,158	64,479
	IOI Corp. Bhd.	32,252,955	50,009
	Tenaga Nasional Bhd.	18,658,446	45,732
	Genting Bhd.	21,267,890	44,708
	Public Bank Bhd.	10,172,547	31,689
	MISC Bhd.	10,039,465	26,100
	Genting Malaysia Bhd.	31,353,410	25,044
	AMMB Holdings Bhd.	17,360,058	23,869
	PPB Group Bhd.	5,179,944	22,875
	Digi.Com Bhd.	3,401,273	21,719
*	Axiata Group Bhd.	24,870,709	21,181
	British American
	Tobacco Malaysia Bhd.	1,403,705	18,435
	Kuala Lumpur
	Kepong Bhd.	4,186,608	18,284
	YTL Corp. Bhd.	7,410,353	15,759
	IJM Corp. Bhd.	10,774,250	15,028
	Petronas Gas Bhd.	4,976,228	14,224
	PLUS Expressways Bhd.	14,661,282	14,132
	Gamuda Bhd.	15,219,888	13,896
	YTL Power
	International Bhd.	20,856,627	13,106
	Hong Leong Bank Bhd.	4,932,036	10,785

			Market
			Value•
		Shares	($000)
	Berjaya Sports Toto Bhd.	7,706,945	9,714
	UMW Holdings Bhd.	5,240,160	9,651
	Telekom Malaysia Bhd.	10,611,140	9,325
	Tanjong PLC	2,101,136	9,297
	SP Setia Bhd.	8,129,852	9,142
	Bursa Malaysia Bhd.	3,592,852	8,498
	Parkson Holdings Bhd.	5,149,616	7,640
	Petronas Dagangan Bhd.	2,651,600	6,898
	RHB Capital Bhd.	4,365,335	6,848
	Alliance Financial
	Group Bhd.	9,303,417	6,647
	Lafarge Malayan
	Cement Bhd.	3,325,820	5,869
	MMC Corp. Bhd.	7,532,800	5,459
	Astro All Asia
	Networks PLC	5,457,890	5,264
	Hong Leong Financial
	Group Bhd.	2,879,800	5,210
*	IGB Corp. Bhd.	8,836,900	5,019
*	AirAsia Bhd.	12,700,948	4,994
	KLCC Property
	Holdings Bhd.	4,981,100	4,758
	Genting Plantations Bhd.	2,020,400	3,612
*	Malaysian Airline
	System Bhd.	2,691,400	2,437
			777,656
Mexico (4.4%)
	America Movil
	SAB de CV	176,233,467	388,938
	Wal-Mart de Mexico
	SAB de CV	27,472,294	95,834
*	Cemex SAB de CV	87,075,125	90,414
	Grupo Televisa SA	23,163,526	89,645
	Fomento Economico
	Mexicano SAB de CV	20,341,668	88,045
*	Grupo Mexico SAB
	de CV Class B	36,448,768	73,153
	Telefonos de Mexico
	SAB de CV	52,293,789	43,526
	Grupo Financiero
	Banorte SAB de CV	13,546,930	43,297
	Telmex Internacional
	SAB de CV	51,393,580	34,564
	Grupo Elektra SA de CV	725,670	28,469
*	Carso Global Telecom
	SAB de CV	6,821,318	26,534
*	Grupo Modelo SAB
	de CV	4,939,747	22,421
	Kimberly-Clark de
	Mexico SAB de CV
	Class A	5,313,912	21,048
	Grupo Bimbo SAB de
	CV Class A	3,460,888	20,157
	Industrias Penoles
	SAB de CV	1,044,224	19,068

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Grupo Financiero
	Inbursa SA	6,579,698	18,538
	Grupo Carso SAB de CV	5,574,166	16,464
	Alfa SAB de CV Class A	3,001,631	15,543
	Coca-Cola Femsa SAB
	de CV	2,734,213	14,748
	Mexichem SAB de CV	9,020,696	14,347
*	Desarrolladora Homex
	SAB de CV	2,188,490	13,019
*	Urbi Desarrollos Urbanos
	SAB DE CV	5,027,693	9,638
	Grupo Aeroportuario del
	Pacifico SAB de CV
	Class B	3,043,407	7,800
	Grupo Aeroportuario
	del Pacifico SAB de
	CV ADR	146,917	3,745
			1,198,955
Peru (0.6%)
	Southern Copper Corp.
	(U.S. Shares)	1,421,171	44,767
	Cia de Minas
	Buenaventura SA ADR	1,052,945	35,348
	Credicorp Ltd.	422,657	29,235
	Cia de Minas
	Buenaventura SA	750,871	25,812
	Southern Copper Corp.	628,667	19,803
	Credicorp Ltd.
	(New York Shares)	225,455	15,563
			170,528
Philippines (0.5%)
	Philippine Long Distance
	Telephone Co.	468,370	25,172
	Manila Electric Co.	4,403,532	17,121
	Bank of the
	Philippine Islands	14,637,395	14,242
	SM Investments Corp.	2,023,876	13,218
	Ayala Corp.	2,066,646	12,505
	Ayala Land Inc.	52,653,650	11,385
	SM Prime Holdings Inc.	41,050,286	8,512
	Energy
	Development Corp.	79,682,753	6,882
	Globe Telecom Inc.	348,773	6,687
	Banco de Oro
	Unibank Inc.	7,338,391	5,327
	Jollibee Foods Corp.	4,591,759	4,885
	Metropolitan Bank
	& Trust	5,198,710	4,398
			130,334
Poland (1.3%)
^	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	6,018,454	71,313
*	Bank Pekao SA	1,127,005	60,491
	KGHM Polska Miedz SA	1,166,580	39,268

			Market
			Value•
		Shares	($000)
	Telekomunikacja
	Polska SA	6,594,815	38,703
*	Polski Koncern
	Naftowy Orlen	3,230,109	33,621
	Polskie Gornictwo Naftowe
	I Gazownictwo SA	11,836,570	14,413
*	Bank Zachodni WBK SA	258,200	13,784
*	Globe Trade Centre SA	1,478,900	12,760
	Asseco Poland SA	591,971	11,894
*	BRE Bank SA	102,662	9,517
*	Getin Holding SA	3,138,117	8,931
	TVN SA	1,670,154	8,277
*	ING Bank Slaski SA	33,261	7,464
*	Bank Handlowy w
	Warszawie SA	327,029	7,172
*	PBG SA	89,881	7,001
*	Bank Millennium SA	3,201,072	5,254
*	Grupa Lotos SA	557,240	5,065
	Cyfrowy Polsat SA	866,731	4,184
			359,112
Russia (6.7%)
	Gazprom OAO ADR	22,426,568	537,835
	Lukoil OAO ADR	4,438,902	257,508
	Sberbank of Russian
	Federation	77,187,472	168,293
	MMC Norilsk Nickel ADR	8,531,650	112,076
	Rosneft Oil Co. GDR	12,335,536	93,797
	Mobile Telesystems
	OJSC ADR	1,913,250	86,670
	Surgutneftegaz ADR	7,394,614	65,263
*	Vimpel-Communications
	ADR	3,210,461	57,563
	Tatneft ADR	2,094,609	54,244
	NovaTek OAO GDR	877,129	44,033
	Polyus Gold Co. ADR	1,463,602	39,540
	VTB Bank OJSC GDR	9,293,849	36,992
*	RusHydro	894,208,332	30,969
*	Uralkali	7,065,436	30,734
*	Federal Grid Co.
	Unified Energy
	System JSC	2,531,825,334	26,963
	Surgutneftegaz	61,487,229	25,613
	Mechel ADR	1,294,277	22,210
	Novolipetsk Steel
	OJSC GDR	767,773	19,998
	Gazpromneft JSC	3,223,019	16,442
	Severstal GDR	2,155,673	15,550
*	Sistema JSFC GDR	879,052	14,264
*	Wimm-Bill-Dann Foods
	OJSC ADR	203,530	13,754
*	Pharmstandard GDR	797,972	12,896
	AK Transneft OAO	14,287	11,951
	Rostelecom ADR	279,978	10,933
	TMK OAO GDR	539,979	9,755
	Comstar United
	Telesystems OJSC GDR	1,588,063	8,198

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Polymetal	678,573	5,833
	Lukoil OAO ADR	29,160	1,692
			1,831,569
South Africa (7.0%)
	MTN Group Ltd.	13,911,787	207,136
	Sasol Ltd.	5,441,714	203,875
	Standard Bank
	Group Ltd.	11,059,354	138,032
	Naspers Ltd.	3,636,400	131,268
	Impala Platinum
	Holdings Ltd.	5,105,181	112,332
	AngloGold Ashanti Ltd.	2,858,314	106,756
	Gold Fields Ltd.	6,365,508	81,440
	FirstRand Ltd.	26,822,966	60,416
	Sanlam Ltd.	19,471,813	53,460
	Anglo Platinum Ltd.	583,308	50,419
	Remgro Ltd.	4,193,832	49,095
	ABSA Group Ltd.	3,070,985	48,614
	Bidvest Group Ltd.	2,739,595	42,899
	Harmony Gold
	Mining Co. Ltd.	3,515,823	35,215
	Shoprite Holdings Ltd.	3,936,223	32,076
	Tiger Brands Ltd.	1,583,422	31,706
	African Bank
	Investments Ltd.	7,388,830	28,849
	Nedbank Group Ltd.	1,883,089	28,307
	RMB Holdings Ltd.	7,005,175	25,575
	Steinhoff International
	Holdings Ltd.	10,293,306	24,874
*	Vodacom Group Pty Ltd.	3,576,445	24,799
	Truworths
	International Ltd.	4,231,467	24,219
	ArcelorMittal
	South Africa Ltd.	1,794,817	24,154
	Growthpoint
	Properties Ltd.	13,603,320	24,075
	Massmart Holdings Ltd.	2,037,305	23,537
	Kumba Iron Ore Ltd.	787,022	23,498
	Murray & Roberts
	Holdings Ltd.	3,015,268	21,522
*	Redefine Income
	Fund Ltd.	23,174,569	21,301
	Aveng Ltd.	3,901,549	20,692
	Pretoria Portland
	Cement Co. Ltd.	4,905,575	20,536
	African Rainbow
	Minerals Ltd.	1,005,449	19,467
*	Aspen Pharmacare
	Holdings Ltd.	2,279,167	19,208
	Sappi Ltd.	4,974,979	18,384
	Imperial Holdings Ltd.	1,735,706	17,869
	Investec Ltd.	2,182,573	16,106
	Foschini Ltd.	1,902,407	15,056
	Woolworths Holdings Ltd.	6,702,780	14,965
	Telkom SA Ltd.	2,620,731	14,683
	Netcare Ltd.	9,226,441	13,588

			Market
			Value•
		Shares	($000)
	Exxaro Resources Ltd.	1,169,424	13,136
	Reunert Ltd.	1,831,980	12,904
	Pick n Pay Stores Ltd.	2,262,990	11,764
	Discovery Holdings Ltd.	2,370,113	9,419
	Liberty Holdings Ltd.	1,023,216	8,847
	Northam Platinum Ltd.	1,447,770	6,766
			1,932,839
South Korea (12.8%)
	Samsung Electronics
	Co. Ltd.	638,760	384,363
2	Samsung Electronics
	Co. Ltd. GDR	809,571	245,515
	POSCO ADR	1,411,619	144,155
	Hyundai Motor Co.	1,422,428	129,021
	POSCO	265,340	109,964
*	Shinhan Financial
	Group Co. Ltd.	2,253,959	85,517
	LG Electronics Inc.	892,559	82,973
*	KB Financial Group Inc.	1,638,654	78,819
	Hyundai Mobis	586,614	78,221
	Samsung Electronics
	Co. Ltd. Pfd.	194,329	77,847
	LG Chem Ltd.	430,646	74,213
*	KB Financial
	Group Inc. ADR	1,449,101	68,745
*	Hynix Semiconductor Inc.	4,475,740	66,449
	Samsung Fire & Marine
	Insurance Co. Ltd.	353,358	64,337
	KT&G Corp.	1,047,166	60,985
^	Shinhan Financial
	Group Co. Ltd. ADR	762,778	57,704
*	NHN Corp.	384,171	56,661
	Shinsegae Co. Ltd.	130,568	56,371
	Hana Financial Group Inc.	1,796,620	53,284
	SK Energy Co. Ltd.	572,306	52,565
	LG Display Co. Ltd.	2,135,036	51,090
	LG Corp.	895,007	50,705
^	Hyundai Heavy Industries	360,084	49,322
	Samsung C&T Corp.	1,178,553	47,968
	Samsung Electro-
	Mechanics Co. Ltd.	556,663	46,284
*	Korea Electric
	Power Corp. ADR	2,814,124	39,060
	Samsung SDI Co. Ltd.	314,112	35,860
	Hyundai Steel Co.	506,283	32,162
	SK Telecom Co. Ltd. ADR	1,905,419	31,840
*	Woori Finance
	Holdings Co. Ltd.	2,314,280	31,150
	GS Engineering &
	Construction Corp.	346,301	30,368
*	Korea Electric
	Power Corp.	1,040,961	29,497
*	Kia Motors Corp.	1,956,944	29,068
	Samsung Heavy
	Industries Co. Ltd.	1,531,995	28,981

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Korea Exchange Bank	2,493,310	28,334
	Samsung Techwin Co. Ltd.	353,715	27,085
	Hyundai Engineering &
	Construction Co. Ltd.	484,946	26,773
	Samsung Engineering
	Co. Ltd.	286,471	25,328
	SK Telecom Co. Ltd.	164,609	25,070
	Samsung Securities
	Co. Ltd.	487,841	23,912
	KT Corp.	688,196	22,433
	Lotte Shopping Co. Ltd.	77,336	21,842
	S-Oil Corp.	447,198	21,634
	Amorepacific Corp.	29,453	20,326
	OCI Co. Ltd.	115,057	20,214
*	Industrial Bank Of Korea	1,575,270	19,084
	Daewoo Securities
	Co. Ltd.	1,210,560	18,393
	SK Holdings Co. Ltd.	231,544	18,368
	LG Household &
	Health Care Ltd.	87,388	18,150
	Busan Bank	1,547,259	17,544
	Daelim Industrial Co. Ltd.	276,013	17,516
	KT Corp. ADR	1,088,607	17,472
	Cheil Industries Inc.	440,013	16,416
	Hyundai Development Co.	552,686	16,358
	Doosan Heavy Industries
	and Construction Co. Ltd.	304,235	16,327
	Woongjin Coway Co. Ltd.	475,869	15,908
	Daegu Bank	1,175,105	15,591
^	NCSoft Corp.	137,230	14,676
	Samsung Card Co.	367,233	14,550
	LS Corp.	176,261	14,401
	Hankook Tire Co. Ltd.	734,556	14,041
*	Korean Air Lines Co. Ltd.	364,914	13,887
	Hyundai Department
	Store Co. Ltd.	141,642	13,539
	Hanwha Corp.	422,876	13,513
	Hyundai Securities Co.	1,180,781	13,406
^	Daewoo International Corp.	481,637	13,155
	KCC Corp.	45,576	13,138
	Kangwon Land Inc.	969,678	12,957
	Yuhan Corp.	79,507	12,805
	GS Holdings Corp.	504,938	12,507
	Daewoo Shipbuilding &
	Marine Engineering
	Co. Ltd.	942,102	12,392
	CJ CheilJedang Corp.	72,971	12,340
	Mirae Asset
	Securities Co. Ltd.	230,739	12,061
^	Daewoo Engineering &
	Construction Co. Ltd.	1,153,314	11,749
	LS Industrial
	Systems Co. Ltd.	154,925	11,605
^	Hyosung Corp.	205,242	11,280
	Korea Zinc Co. Ltd.	71,954	11,121
^	Doosan Infracore Co. Ltd.	772,442	10,991

			Market
			Value•
		Shares	($000)
	Woori Investment &
	Securities Co. Ltd.	871,841	10,960
	Dongbu Insurance Co. Ltd.	356,011	10,803
	Hyundai Motor Co. Pfd.	324,427	10,558
	LG Telecom Ltd.	1,395,142	10,453
	Korea Investment
	Holdings Co. Ltd.	378,485	10,094
	Korea Gas Corp.	237,626	10,026
^	Honam Petrochemical Corp.	136,093	9,335
	Hyundai Mipo Dockyard	113,070	9,315
	STX Pan Ocean Co. Ltd.	997,530	9,090
	Hanjin Shipping Co. Ltd.	569,570	7,741
	LG Electronics Inc.	183,089	7,253
	Dongkuk Steel Mill Co. Ltd.	333,692	7,086
	Hite Brewery Co. Ltd.	51,975	7,072
	Lotte Confectionery Co. Ltd.	6,927	6,966
	LG Dacom Corp.	432,930	6,837
	Doosan Corp.	98,051	6,800
	SK Networks Co. Ltd.	718,620	6,792
	Tong Yang Securities Inc.	733,436	6,720
*	SK Broadband Co. Ltd.	1,539,848	6,331
	Hanwha Chem Corp.	670,040	6,230
	S1 Corp.	148,120	5,929
	Hanjin Heavy Industries
	& Construction Co. Ltd.	311,562	5,567
^	Taewoong Co. Ltd.	78,578	5,358
*	Celltrion Inc.	436,449	5,265
^	STX Offshore &
	Shipbuilding Co. Ltd.	440,957	4,706
*	Korea Express Co. Ltd.	74,718	4,103
	Taihan Electric
	Wire Co. Ltd.	236,491	3,779
			3,502,425
Taiwan (11.0%)
	HON HAI Precision
	Industry Co. Ltd.	70,951,633	277,905
	Taiwan Semiconductor
	Manufacturing Co. Ltd.	127,718,045	231,680
	Taiwan Semiconductor
	Manufacturing Co.
	Ltd. ADR	19,650,545	187,466
	MediaTek Inc.	8,401,186	117,583
*	Cathay Financial
	Holding Co. Ltd.	54,346,202	93,197
	China Steel Corp.	91,269,869	81,033
	Nan Ya Plastics Corp.	47,473,439	75,520
	Formosa Plastics Corp.	36,973,458	70,918
	Asustek Computer Inc.	35,722,291	65,610
	HTC Corp.	6,080,242	60,380
	Acer Inc.	23,749,014	55,980
	Formosa Chemicals &
	Fibre Corp.	26,905,164	50,138
	Chunghwa
	Telecom Co. Ltd.	27,143,319	47,644
	Chinatrust Financial
	Holding Co. Ltd.	78,352,403	47,064

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Fubon Financial
	Holding Co. Ltd.	41,719,144	46,293
	Yuanta Financial
	Holding Co. Ltd.	68,423,773	45,155
	Delta Electronics Inc.	15,723,245	43,659
	Compal Electronics Inc.	34,919,083	43,656
	Mega Financial
	Holding Co. Ltd.	72,802,296	40,542
	Quanta Computer Inc.	20,415,880	38,620
	Chunghwa
	Telecom Co. Ltd. ADR	2,151,204	37,388
*,^	United Microelectronics
	Corp. ADR	10,880,097	35,796
	Uni-President
	Enterprises Corp.	31,401,385	35,037
	AU Optronics Corp.	38,172,669	33,850
	Far Eastern
	Textile Co. Ltd.	26,730,400	31,521
	Taiwan Mobile Co. Ltd.	17,596,785	31,471
*	United
	Microelectronics Corp.	61,451,970	29,541
	Taiwan Cement Corp.	28,175,583	28,907
	Formosa
	Petrochemical Corp.	11,784,559	28,737
	AU Optronics
	Corp. ADR	3,093,195	27,313
	First Financial
	Holding Co. Ltd.	45,081,761	26,043
	Lite-On
	Technology Corp.	19,728,409	25,984
	Wistron Corp.	15,376,955	25,742
	InnoLux Display Corp.	19,500,578	25,684
	Taiwan Fertilizer Co. Ltd.	7,100,800	22,044
*	China Development
	Financial Holding Corp.	84,303,785	21,961
*	Chi Mei
	Optoelectronics Corp.	42,356,999	21,131
	Chang Hwa
	Commercial Bank	47,391,094	20,620
	Taiwan Cooperative
	Bank	34,090,450	20,115
	Siliconware Precision
	Industries Co.	14,820,860	19,486
*	Shin Kong Financial
	Holding Co. Ltd.	47,655,222	19,389
	Synnex Technology
	International Corp.	9,801,151	18,544
*	SinoPac Financial
	Holdings Co. Ltd.	49,774,113	18,382
	Hua Nan Financial
	Holdings Co. Ltd.	31,072,685	18,054
	Foxconn Technology
	Co. Ltd.	5,357,976	17,849
	Far EasTone
	Telecommunications
	Co. Ltd.	15,529,043	17,472

			Market
			Value•
		Shares	($000)
	Cheng Shin Rubber
	Industry Co. Ltd.	8,279,344	17,013
	Asia Cement Corp.	15,896,508	16,691
	Advanced Semiconductor
	Engineering Inc.	21,161,400	16,678
	Siliconware Precision
	Industries Co. ADR	2,395,885	16,124
	Macronix International	31,714,944	16,076
	Epistar Corp.	5,431,732	15,817
	Pou Chen Corp.	21,625,100	14,827
	Advanced Semiconductor
	Engineering Inc. ADR	3,787,845	14,659
*	Taishin Financial
	Holding Co. Ltd.	33,835,678	13,242
	Powertech
	Technology Inc.	4,771,527	13,062
	KGI Securities Co. Ltd.	28,397,000	13,011
	Catcher
	Technology Co. Ltd.	5,333,663	12,912
	President Chain
	Store Corp.	5,405,539	12,230
*	E.Sun Financial
	Holding Co. Ltd.	30,472,591	11,862
	Novatek Microelectronics
	Corp. Ltd.	4,761,107	10,741
	Largan Precision Co. Ltd.	920,135	10,538
*	Polaris Securities
	Co. Ltd.	20,263,775	10,398
	Richtek Technology Corp.	1,268,930	9,736
	Transcend
	Information Inc.	3,011,981	9,420
	Inventec Co. Ltd.	17,015,175	9,413
	Unimicron
	Technology Corp.	8,239,754	9,401
	Simplo Technology
	Co. Ltd.	1,824,000	9,366
	Yulon Motor Co. Ltd.	8,263,280	9,243
	Young Fast
	Optoelectronics Co. Ltd.	801,000	9,165
	WPG Holdings Co. Ltd.	6,467,000	8,848
	Tripod Technology Corp.	3,460,657	8,660
	Chicony Electronics
	Co. Ltd.	3,888,399	8,503
	Far Eastern Department
	Stores Co. Ltd.	8,136,216	8,358
*	Chunghwa Picture Tubes 78,362,331		8,039
*	Ruentex Industries Ltd.	4,741,226	7,739
	Realtek
	Semiconductor Corp.	3,634,887	7,727
*	Walsin Lihwa Corp.	23,830,170	7,722
*	Inotera Memories Inc.	12,470,424	7,368
	Coretronic Corp.	6,587,000	7,212
	Taiwan Glass
	Industrial Corp.	9,364,959	7,199
	Giant Manufacturing
	Co. Ltd.	2,775,200	7,196

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	U-Ming Marine
	Transport Corp.	3,958,988	7,181
*	HannStar Display Corp.	37,945,202	7,155
	Everlight Electronics
	Co. Ltd.	2,594,089	7,091
*	Qisda Corp.	12,731,928	7,062
	Pixart Imaging Inc.	989,278	6,974
*	Tatung Co. Ltd.	31,420,600	6,920
	Phison Electronics Corp.	1,021,315	6,837
*	Powerchip
	Semiconductor Corp.	60,254,716	6,719
	Motech Industries Inc.	2,481,928	6,571
	Tung Ho Steel
	Enterprise Corp.	6,897,144	6,556
*	Clevo Co.	5,231,938	6,530
	Feng Hsin Iron &
	Steel Co.	4,302,310	6,505
*	Prime View
	International Co. Ltd.	3,905,000	6,363
	Teco Electric and
	Machinery Co. Ltd.	15,001,000	5,972
*	CMC Magnetics Corp.	26,385,700	5,794
	Eternal Chemical Co. Ltd.	6,184,395	5,731
	Advantech Co. Ltd.	3,138,622	5,586
	Formosa Taffeta Co. Ltd.	8,233,868	5,582
	Mitac International	11,884,427	5,558
	TSRC Corp.	4,706,398	5,482
	Cheng Uei Precision
	Industry Co. Ltd.	2,858,365	5,430
	Farglory Land
	Development Co. Ltd.	2,685,688	5,396
	Chinese Gamer
	International Corp.	421,000	5,348
	Kinsus Interconnect
	Technology Corp.	2,105,029	5,277
*	Evergreen Marine Corp.
	Taiwan Ltd.	10,365,879	5,235
	Nan Ya Printed Circuit
	Board Corp.	1,680,623	5,230
	Compal
	Communications Inc.	3,458,374	5,104
	Formosa International
	Hotels Corp.	402,936	5,028
	Formosa Sumco
	Technology Corp.	2,157,450	4,982
	Taiwan Secom Co. Ltd.	3,169,745	4,845
*	Capital Securities Corp.	10,404,000	4,824
*	Taiwan Business Bank	19,601,000	4,786
*	Nanya Technology Corp.	6,693,655	4,730
	Micro-Star
	International Co. Ltd.	7,669,882	4,586
*	Wan Hai Lines Ltd.	9,606,128	4,419
*	Wintek Corp.	6,620,000	4,408
*	Eva Airways Corp.	11,441,891	4,292
	Sino-American
	Silicon Products Inc.	1,981,412	4,289

			Market
			Value•
		Shares	($000)
*	Winbond
	Electronics Corp.	23,165,000	4,278
	Global Unichip Corp.	856,308	3,690
	Vanguard International
	Semiconductor Corp.	9,060,396	3,680
*	China Airlines Ltd.	11,307,765	3,515
	Yang Ming Marine
	Transport Corp.	9,941,450	3,512
	CSBC Corp. Taiwan	3,377,440	3,139
*	Evergreen International
	Storage &
	Transport Corp.	2,914,000	2,358
	Sincere Navigation	1,900,000	2,112
*	Tatung Co. Ltd. GDR	392,499	1,758
*	Via Technologies Inc.	1,160,400	702
*	Shin Kong Financial
	Holding Co., Ltd.
	Rights Exp. 12/7/09	2,167,853	200
*	Ya Hsin
	Industrial Co. Ltd.	5,306,018	—
			3,019,622
Thailand (1.3%)
	PTT PCL (Foreign)	7,085,837	50,156
	PTT Exploration &
	Production PCL
	(Foreign)	11,372,618	48,557
	Bangkok Bank PCL
	(Foreign)	9,380,231	31,461
	Kasikornbank PCL
	(Foreign)	11,839,449	28,702
	Siam Commercial
	Bank PCL (Foreign)	11,657,057	26,587
	Advanced Info Service
	PCL (Foreign)	7,651,177	19,592
	Banpu PCL (Foreign)	1,197,417	15,395
	Bangkok Bank
	PCL (Local)	4,607,643	15,235
	Siam Cement
	PCL (Foreign)	2,456,707	15,221
	Bank of Ayudhya
	PLC (Local)	20,991,834	11,146
	CP ALL PCL (Foreign)	18,883,615	10,653
	IRPC PCL (Foreign)	91,786,660	10,399
	Thai Oil PCL (Foreign)	7,851,800	9,538
	PTT PCL (Local)	1,061,800	7,516
	Krung Thai Bank
	PCL (Foreign)	27,600,921	7,196
	PTT Aromatics &
	Refining PCL (Foreign)	10,679,011	6,699
	PTT Chemical PCL
	(Foreign)	3,556,238	6,527
	BEC World
	PCL (Foreign)	9,222,225	6,139
*	TMB Bank
	PCL (Foreign)	170,098,844	5,541

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Land and Houses
	PCL (Foreign)	27,749,947	4,963
	Siam Cement
	PCL (Local)	815,410	4,925
	Total Access
	Communication
	PCL (Foreign)	4,189,891	4,834
	Glow Energy
	PCL (Foreign)	5,030,555	4,782
	Ratchaburi Electricity
	Generating Holding PCL	3,728,135	4,108
	Advanced Info
	Service PCL (Local)	1,242,000	3,180
	Total Access
	Communication
	PCL (Local)	2,108,400	2,433
	Banpu PCL (Local)	184,600	2,380
	IRPC Public
	Co. Ltd. (Local)	5,727,400	649
	Thai Oil PCL (Local)	419,200	509
	PTT Aromatics &
	Refining PCL	776,600	487
	Glow Energy PCL	241,100	229
			365,739
Turkey (1.5%)
	Turkiye Garanti
	Bankasi AS	20,019,775	72,703
	Turkcell Iletisim
	Hizmet AS	7,371,596	48,773
	Akbank TAS	7,277,345	39,311
	Turkiye Is Bankasi	10,324,272	39,101
	Anadolu Efes Biracilik
	Ve Malt Sanayii AS	1,927,797	22,025
	Tupras Turkiye
	Petrol Rafine	1,232,595	21,171
*	Turkiye Vakiflar
	Bankasi Tao	8,113,512	19,676
	Turkiye Halk Bankasi AS	3,102,792	18,569
	Haci Omer Sabanci
	Holding AS	4,905,568	17,935
*	Yapi ve Kredi
	Bankasi AS	8,551,727	17,583
	Turk
	Telekomunikasyon AS	5,311,652	16,122
	BIM Birlesik
	Magazalar AS	374,083	13,563
*	KOC Holding AS	5,139,260	13,092

			Market
			Value•
		Shares	($000)
*	Eregli Demir ve Celik
	Fabrikalari TAS	4,442,781	12,061
	Enka Insaat ve
	Sanayi AS	2,493,073	10,060
*	Asya Katilim Bankasi AS	4,432,776	9,168
	Dogan Sirketler
	Grubu Holdings	8,209,672	5,401
	Coca-Cola Icecek AS	635,597	4,907
*	Petkim
	Petrokimya Holding	928,475	4,476
*	Turk Sise ve Cam
	Fabrikalari AS	4,053,452	4,254
*	Tekfen Holding AS	1,327,921	3,802
	Aksigorta AS	1,208,088	3,649
			417,402
Total Common Stocks
(Cost $23,455,884)			27,356,702
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
3,4	Vanguard Market
	Liquidity Fund, 0.225%	668,769,055	668,769

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
[5,6,7] Federal Home Loan
	Bank Discount Notes,
	0.220%, 3/26/10	7,000	6,996
5,6	Fannie Mae Discount
	Notes, 0.200%, 3/24/10	4,000	3,998
			10,994
Total Temporary Cash Investments
(Cost $679,760)			679,763
Total Investments (102.2%)
(Cost $24,135,644)			28,036,465
Other Assets and Liabilities (–2.2%)
Other Assets			96,280
Liabilities[4]			(704,520)
			(608,240)
Net Assets (100%)			27,428,225

Emerging Markets Stock Index Fund

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	25,466,974
Undistributed Net Investment Income	301,998
Accumulated Net Realized Losses	(2,235,127)
Unrealized Appreciation (Depreciation)
Investment Securities	3,900,821
Futures Contracts	(2,876)
Swap Contracts	(4,604)
Foreign Currencies	1,039
Net Assets	27,428,225

Investor Shares—Net Assets
Applicable to 293,888,902 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,024,208
Net Asset Value Per Share—
Investor Shares	$23.90

Admiral Shares—Net Assets
Applicable to 84,997,277 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,673,583
Net Asset Value Per Share—
Admiral Shares	$31.45

Signal Shares—Net Assets
Applicable to 15,309,730 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	463,272
Net Asset Value Per Share—
Signal Shares	$30.26

Amount
($000)
Institutional Shares—Net Assets
Applicable to 72,285,967 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,730,528
Net Asset Value Per Share—
Institutional Shares	$23.94

ETF Shares—Net Assets
Applicable to 410,558,942 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	15,536,634
Net Asset Value Per Share—
ETF Shares	$37.84

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $563,638,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the value of this security represented 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $617,087,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $5,347,000 have been segregated as collateral for open swap contracts.
7 Securities with a value of $4,498,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Dividends[1]	413,734
Interest[2]	286
Security Lending	16,434
Total Income	430,454
Expenses
The Vanguard Group—Note B
Investment Advisory Services	512
Management and Administrative—Investor Shares	15,615
Management and Administrative—Admiral Shares	3,517
Management and Administrative—Signal Shares	605
Management and Administrative—Institutional Shares	1,588
Management and Administrative—ETF Shares	14,039
Marketing and Distribution—Investor Shares	1,752
Marketing and Distribution—Admiral Shares	410
Marketing and Distribution—Signal Shares	95
Marketing and Distribution—Institutional Shares	328
Marketing and Distribution—ETF Shares	2,115
Custodian Fees	9,955
Auditing Fees	40
Shareholders’ Reports and Proxies—Investor Shares	455
Shareholders’ Reports and Proxies—Admiral Shares	27
Shareholders’ Reports and Proxies—Signal Shares	3
Shareholders’ Reports and Proxies—Institutional Shares	—
Shareholders’ Reports and Proxies—ETF Shares	867
Trustees’ Fees and Expenses	28
Total Expenses	51,951
Net Investment Income	378,503
Realized Net Gain (Loss)
Investment Securities Sold	(1,269,893)
Futures Contracts	25,109
Foreign Currencies	(9,547)
Realized Net Gain (Loss)	(1,254,331)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,594,820
Futures Contracts	(4,676)
Swap Contracts	(4,604)
Foreign Currencies	2,448
Change in Unrealized Appreciation (Depreciation)	8,587,988
Net Increase (Decrease) in Net Assets Resulting from Operations	7,712,160

1 Dividends are net of foreign withholding taxes of $48,944,000.
2 Interest income from an affiliated company of the fund was $229,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	378,503	649,638
Realized Net Gain (Loss)	(1,254,331)	163,245
Change in Unrealized Appreciation (Depreciation)	8,587,988	(16,915,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,712,160	(16,102,966)
Distributions
Net Investment Income
Investor Shares	(231,087)	(229,894)
Admiral Shares	(69,431)	(66,571)
Signal Shares	(12,807)	(8,343)
Institutional Shares	(45,949)	(24,830)
ETF Shares	(251,740)	(111,980)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(611,014)	(441,618)
Capital Share Transactions
Investor Shares	(309,416)	(954,191)
Admiral Shares	333,668	218,311
Signal Shares	42,629	207,807
Institutional Shares	304,253	471,828
ETF Shares	7,449,732	3,320,651
Net Increase (Decrease) from Capital Share Transactions	7,820,866	3,264,406
Total Increase (Decrease)	14,922,012	(13,280,178)
Net Assets
Beginning of Period	12,506,213	25,786,391
End of Period[1]	27,428,225	12,506,213
1 Net Assets—End of Period includes undistributed net investment income of $301,998,000 and $540,785,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.66	$36.78	$22.05	$16.91	$12.88
Investment Operations
Net Investment Income	.398[1]	.780	.604[1]	.396	.307
Net Realized and Unrealized Gain (Loss)
on Investments[2]	8.542	(21.313)	14.522	5.059	3.982
Total from Investment Operations	8.940	(20.533)	15.126	5.455	4.289
Distributions
Dividends from Net Investment Income	(.700)	(.587)	(.396)	(.315)	(.259)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.700)	(.587)	(.396)	(.315)	(.259)
Net Asset Value, End of Period	$23.90	$15.66	$36.78	$22.05	$16.91

Total Return[3]	60.07%	–56.66%	69.59%	32.55%	33.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,024	$5,345	$14,150	$7,202	$4,937
Ratio of Total Expenses to
Average Net Assets	0.40%	0.32%	0.37%	0.42%	0.45%
Ratio of Net Investment Income to
Average Net Assets	2.16%	2.81%	2.24%	2.20%	2.48%
Portfolio Turnover Rate[4]	12%	20%	9%	26%	15%

1 Calculated based on average shares outstanding.
2 Includes increases from redemption fees of $.01, $.02, $.01, $.01, and $.00.
3 Total returns do not reflect the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed on redemptions until March 23, 2005, and held for less than two months; the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
				June 23,
				2006[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.63	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.567[2]	1.079	.853[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	11.222	(28.099)	19.121	3.808
Total from Investment Operations	11.789	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.969)	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.969)	(.820)	(.534)	—
Net Asset Value, End of Period	$31.45	$20.63	$48.47	$29.03

Total Return[4]	60.29%	–56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,674	$1,508	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.27%	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	2.29%	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	12%	20%	9%	26%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from redemption fees of $.01, $.03, $.01, and $.01.
4 Total returns do not reflect the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases and the 0.25% (0.50% prior to June 26, 2008) transaction fee on redemptions.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
			Jan. 19,
	Year Ended		2007[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.553[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	10.795	(27.029)	15.650
Total from Investment Operations	11.348	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.938)	(.760)	—
Net Asset Value, End of Period	$30.26	$19.85	$46.61

Total Return[4]	60.33%	–56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$463	$266	$385
Ratio of Total Expenses to Average Net Assets	0.27%	0.20%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	2.29%	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	12%	20%	9%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from redemption fees of $.01, $.02, and $.00.
4 Total returns do not reflect the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases and the 0.25% (0.50% prior to June 26, 2008) transaction fee on redemptions.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.71	$36.90	$22.11	$16.95	$12.90
Investment Operations
Net Investment Income	.437[1]	.835	.686[1]	.443	.344
Net Realized and Unrealized Gain (Loss)
on Investments[2]	8.547	(21.393)	14.533	5.059	3.982
Total from Investment Operations	8.984	(20.558)	15.219	5.502	4.326
Distributions
Dividends from Net Investment Income	(.754)	(.632)	(.429)	(.342)	(.276)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.754)	(.632)	(.429)	(.342)	(.276)
Net Asset Value, End of Period	$23.94	$15.71	$36.90	$22.11	$16.95

Total Return[3]	60.41%	–56.61%	69.90%	32.78%	33.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,731	$887	$1,463	$559	$468
Ratio of Total Expenses to
Average Net Assets	0.23%	0.15%	0.20%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.33%	2.98%	2.41%	2.37%	2.64%
Portfolio Turnover Rate[4]	12%	20%	9%	26%	15%

1 Calculated based on average shares outstanding.
2 Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.00.
3 Total returns do not reflect the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases; the 2% fee assessed on redemptions until March 23, 2005, and held for less than two months; or the 0.25% (0.50% prior to June 26, 2008) fee on all other redemptions.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

ETF Shares
					March 4,
					2005[1] to
		Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008[2]	2007[2]	2006[2]	2005[2]
Net Asset Value, Beginning of Period	$24.83	$58.31	$34.96	$26.81	$25.28
Investment Operations
Net Investment Income	.668[3]	1.303	1.065[3]	.667	.435
Net Realized and Unrealized Gain (Loss)
on Investments[4]	13.520	(33.798)	22.955	8.022	1.095
Total from Investment Operations	14.188	(32.495)	24.020	8.689	1.530
Distributions
Dividends from Net Investment Income	(1.178)	(.985)	(.670)	(.539)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.178)	(.985)	(.670)	(.539)	—
Net Asset Value, End of Period	$37.84	$24.83	$58.31	$34.96	$26.81

Total Return	60.28%	–56.62%	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,537	$4,500	$6,275	$1,582	$375
Ratio of Total Expenses to
Average Net Assets	0.27%	0.20%	0.25%	0.30%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	2.29%	2.93%	2.36%	2.32%	2.59%[5]
Portfolio Turnover Rate[6]	12%	20%	9%	26%	15%

1 Inception.
2 Adjusted to reflect a 2-for-1 share split as of the close business on June 13, 2008.
3 Calculated based on average shares outstanding.
4 Includes increases from redemption fees of $.01, $.02, $.03, $.03 and $.00.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced

Emerging Markets Stock Index Fund

more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Swap Contracts: The fund has entered into an equity swap contract to earn the total return on a selected stock in the fund’s target index. Investing through the swap provides a return advantage over buying the individual stock. Under the terms of the swap, the fund receives the total return (either receiving the increase or paying the decrease) on the reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread, that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Emerging Markets Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $5,402,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	6,303,259	—	—
Common Stocks—Other	1,071,341	19,982,102	—
Temporary Cash Investments	668,769	10,994	—
Futures Contracts—Assets[1]	135	—	—
Swap Contracts—Liabilities	—	(4,604)	—
Total	8,043,504	19,988,492	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
MSCI Taiwan Index	November 2009	2,700	71,685	(2,876)

Emerging Markets Stock Index Fund

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Cyrela Brazil Realty SA	Jan. 21, 2010	MSCS	21,141	4.89%	(4,604)
1 MSCS—Morgan Stanley Capital Services.
2 Based on one-month Fed Funds rate as of October 31, 2009.

The fund had net unrealized foreign currency gains of $1,039,000 resulting from the translation of other assets and liabilities at October 31, 2009.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2009, the fund realized net foreign currency losses of $9,547,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $3,107,000 on the fund’s passive foreign investment company holdings at October 31, 2008, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2009, the fund realized gains on the sale of passive foreign investment companies of $3,271,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2009, was $17,309,000.

During the year ended October 31, 2009, the fund realized $179,907,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2009, the fund had $345,678,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,235,121,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, $460,853,000 through October 31, 2016, and $1,591,794,000 through October 31, 2017.

At October 31, 2009, the cost of investment securities for tax purposes was $24,152,956,000. Net unrealized appreciation of investment securities for tax purposes was $3,883,509,000, consisting of unrealized gains of $5,735,715,000 on securities that had risen in value since their purchase and $1,852,206,000 in unrealized losses on securities that had fallen in value since their purchase.

Emerging Markets Stock Index Fund

F. During the year ended October 31, 2009, the fund purchased $10,332,952,000 of investment securities and sold $2,765,237,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,853,897	96,420	3,872,977	135,857
Issued in Lieu of Cash Distributions	223,214	15,577	222,748	6,777
Redeemed[1]	(2,386,527)	(159,509)	(5,049,916)	(185,897)
Net Increase (Decrease)—Investor Shares	(309,416)	(47,512)	(954,191)	(43,263)
Admiral Shares
Issued	639,959	25,023	997,071	24,577
Issued in Lieu of Cash Distributions	60,382	3,205	58,820	1,359
Redeemed[1]	(366,673)	(16,316)	(837,580)	(25,354)
Net Increase (Decrease)—Admiral Shares	333,668	11,912	218,311	582
Signal Shares
Issued	154,975	6,912	301,803	8,027
Issued in Lieu of Cash Distributions	11,476	633	7,172	172
Redeemed[1]	(123,822)	(5,646)	(101,168)	(3,051)
Net Increase (Decrease)—Signal Shares	42,629	1,899	207,807	5,148
Institutional Shares
Issued	554,729	28,701	650,503	24,200
Issued in Lieu of Cash Distributions	28,341	1,978	16,639	505
Redeemed[1]	(278,817)	(14,848)	(195,314)	(7,891)
Net Increase (Decrease)—Institutional Shares	304,253	15,831	471,828	16,814
ETF Shares
Issued	7,505,813	231,324	3,410,974	76,025[2]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(56,081)	(2,000)	(90,323)	(2,400)[2]
Net Increase (Decrease)—ETF Shares	7,449,732	229,324	3,320,651	73,625[2]
1 Net of redemption fees for fiscal 2009 and 2008 of $5,687,000 and $14,015,000, respectively (fund totals).
2 Shares adjusted to reflect a 2-for-1 split as of the close of business on June 13, 2008.

H. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 15, 2009

Special 2009 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $902,560,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through foreign source income of $521,510,000 and foreign taxes paid of $39,234,000 to shareholders. The pass-through of foreign taxes paid will affect only shareholders on the fund’s dividend record date in December 2009. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2010.

Special 2009 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $161,789,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through foreign source income of $184,952,000 and foreign taxes paid of $9,313,000 to shareholders. The pass-through of foreign taxes paid will affect only shareholders on the fund’s dividend record date in December 2009. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2010.

Special 2009 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $393,065,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through foreign source income of $501,215,000 and foreign taxes paid of $49,564,000 to shareholders. The pass-through of foreign taxes paid will affect only shareholders on the fund’s dividend record date in December 2009. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2010.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2009. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2009
	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares[1]
Returns Before Taxes	26.25%	5.31%	2.83%
Returns After Taxes on Distributions	24.84	4.72	2.21
Returns After Taxes on Distributions and Sale of Fund Shares	18.16	4.47	2.22

Pacific Stock Index Fund Investor Shares[1]
Returns Before Taxes	23.23%	4.12%	0.08%
Returns After Taxes on Distributions	23.05	3.76	–0.24
Returns After Taxes on Distributions and Sale of Fund Shares	15.54	3.48	–0.04

Emerging Markets Stock Index Fund Investor Shares[2]
Returns Before Taxes	58.90%	15.66%	11.06%
Returns After Taxes on Distributions	57.78	15.27	10.52
Returns After Taxes on Distributions and Sale of Fund Shares	38.88	13.66	9.57

1 Total returns do not reflect the 0.50% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Performance figures are adjusted for the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases and 0.25% (0.50% prior to June 26, 2008) transaction fee on redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	4/30/2009	10/31/2009	Period[1]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$1,340.79	$1.48
Admiral Shares	1,000.00	1,341.39	0.89
Signal Shares	1,000.00	1,341.35	0.89
Institutional Shares	1,000.00	1,342.35	0.59
ETF Shares	1,000.00	1,341.74	0.89
Pacific
Investor Shares	$1,000.00	$1,241.60	$1.41
Admiral Shares	1,000.00	1,243.33	0.79
Signal Shares	1,000.00	1,243.32	0.79
Institutional Shares	1,000.00	1,244.19	0.57
ETF Shares	1,000.00	1,243.47	0.79
Emerging Markets
Investor Shares[2]	$1,000.00	$1,381.50	$2.40
Admiral Shares[2]	1,000.00	1,381.81	1.68
Signal Shares[2]	1,000.00	1,382.37	1.68
Institutional Shares[2]	1,000.00	1,382.22	1.44
ETF Shares	1,000.00	1,382.03	1.68

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.25% for European Stock Index Fund Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.10% for Institutional Shares, and 0.15% for ETF Shares; 0.25% for Pacific Stock Index Fund Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; 0.40% for Emerging Markets Stock Index Fund Investor Shares, 0.28% for Admiral Shares, 0.28% for Signal Shares, 0.24% for Institutional Shares, and 0.28% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.
2 Calculations do not reflect the fund’s 0.50% (0.25% between June 26, 2008 and October 29, 2009) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended October 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	4/30/2009	10/31/2009	Period[1]
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,023.95	$1.28
Admiral Shares	1,000.00	1,024.45	0.77
Signal Shares	1,000.00	1,024.45	0.77
Institutional Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.45	0.77
Pacific
Investor Shares	$1,000.00	$1,023.95	$1.28
Admiral Shares	1,000.00	1,024.50	0.71
Signal Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.50	0.71
Emerging Markets
Investor Shares[2]	$1,000.00	$1,023.19	$2.04
Admiral Shares[2]	1,000.00	1,023.79	1.43
Signal Shares[2]	1,000.00	1,023.79	1.43
Institutional Shares[2]	1,000.00	1,024.00	1.22
ETF Shares	1,000.00	1,023.79	1.43

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.25% for European Stock Index Fund Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.10% for Institutional Shares, and 0.15% for ETF Shares; 0.25% for Pacific Stock Index Fund nvestor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; 0.40% for Emerging Markets Stock Index Fund Investor Shares, 0.28% for Admiral Shares, 0.28% for Signal Shares, 0.24% for Institutional Shares, and 0.28% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.
2 Calculations do not reflect the fund’s 0.50% (0.25% between June 26, 2008 and October 29, 2009) purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 156 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
John J. Brennan[1]	Occupation(s) During the Past Five Years: Executive
Born 1954. Trustee Since May 1987. Chairman of	Chief Staff and Marketing Officer for North America
the Board. Principal Occupation(s) During the Past	and Corporate Vice President (retired 2008) of Xerox
Five Years: Chairman of the Board and Director/Trustee	Corporation (photocopiers and printers); Director of
of The Vanguard Group, Inc., and of each of the	SPX Corporation (multi-industry manufacturing), the
investment companies served by The Vanguard Group;	United Way of Rochester, the Boy Scouts of America,
Chief Executive Officer (1996–2008) and President	Amerigroup Corporation (direct health and medical
(1989–2008) of The Vanguard Group and of each of the	insurance carriers), and Monroe Community College
investment companies served by The Vanguard Group;	Foundation.
Chairman of the Financial Accounting Foundation;
Governor of the Financial Industry Regulatory Authority	Rajiv L. Gupta
(FINRA); Director of United Way of Southeastern	Born 1945. Trustee Since December 2001.[2] Principal
Pennsylvania.	Occupation(s) During the Past Five Years: Chairman
and Chief Executive Officer (retired 2009) and President
F. William McNabb III[1]	(2006–2008) of Rohm and Haas Co. (chemicals); Board
Born 1957. Trustee Since July 2009. Principal	Member of American Chemistry Council; Director of
Occupation(s) During the Past Five Years: Director of	Tyco International, Ltd. (diversified manufacturing and
The Vanguard Group, Inc., since 2008; Chief Executive	services) and Hewlett-Packard Co. (electronic computer
Officer and President of The Vanguard Group and of	manufacturing); Trustee of The Conference Board.
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard	Amy Gutmann
Marketing Corporation; Managing Director of The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1995–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Independent Trustees	of Arts and Sciences with secondary appointments
at the Annenberg School for Communication and the
Charles D. Ellis	Graduate School of Education of the University of
Born 1937. Trustee Since January 2001. Principal	Pennsylvania; Director of Carnegie Corporation of
Occupation(s) During the Past Five Years: Applecore	New York, Schuylkill River Development Corporation,
Partners (pro bono ventures in education); Senior	and Greater Philadelphia Chamber of Commerce;
Advisor to Greenwich Associates (international business	Trustee of the National Constitution Center.
strategy consulting); Successor Trustee of Yale University;
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins[1]
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the Maxwell
School of Citizenship and Public Affairs at Syracuse
University.	Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
F. Joseph Loughrey	The Vanguard Group, Inc.; Treasurer of each of the
Born 1949. Trustee Since October 2009. Principal	investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President and	Group since 2008; Assistant Treasurer of each of the
Chief Operating Officer since 2005 (retired 2009) and	investment companies served by The Vanguard Group
Vice Chairman of the Board (2008–2009) of Cummins	(1988–2008).
Inc. (industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer
services), Sauer-Danfoss Inc. (machinery), the Lumina	Heidi Stam[1]
Foundation for Education, and the Columbus Community	Born 1956. Secretary Since July 2005. Principal
Education Coalition; Chairman of the Advisory Council	Occupation(s) During the Past Five Years: Managing
for the College of Arts and Letters at the University of	Director of The Vanguard Group, Inc., since 2006;
Notre Dame.	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: George Gund	of The Vanguard Group (1997–2006).
Professor of Finance and Banking, Harvard Business
School; Chair of the Investment Committee of HighVista
Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman of	Founder
the Federal Reserve Bank of Cleveland; Trustee of
University Hospitals of Cleveland, The Cleveland
Museum of Art, and Case Western Reserve University.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School
of Business Administration at Dartmouth College.

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-749-7273	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-1520.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q720 122009

Vanguard Total World Stock Index Fund
Annual Report

October 31, 2009

> For the fiscal year ended October 31, 2009, Vanguard Total World Stock Index Fund returned about 22%.

> The fund provides market-capitalization-weighted exposure to both developed and emerging markets from around the world.

> All regions posted positive results for the period. The strongest returns came from the emerging-markets countries.

Contents
Your Fund’s Total Returns	1
President’s Letter	2
Results of Proxy Voting	7
Fund Profile	8
Performance Summary	10
Financial Statements	12
Your Fund’s After-Tax Returns	55
About Your Fund’s Expenses	56
Glossary	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2009
			Ticker	Total
			Symbol	Returns
Vanguard Total World Stock Index Fund
Investor Shares			VTWSX	22.25%
Institutional Shares[1]			VTWIX	22.55
ETF Shares[2]			VT
Market Price				20.33
Net Asset Value				22.49
FTSE All-World Index				23.86
Global Funds Average[3]				21.48

Your Fund’s Performance at a Glance
October 31, 2008–October 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$13.71	$16.66	$0.076	$0.000
Institutional Shares	68.63	83.54	0.431	0.000
ETF Shares	33.59	40.88	0.203	0.000

1 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.
2 These Vanguard ETF® shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

Vanguard Total World Stock Index Fund is designed to closely track the FTSE All-World Index, a measure of global stock markets that includes about 2,700 stocks. The fund and index provide exposure to U.S. stocks, developed international markets, and emerging markets, with each group weighted in proportion to its market value.

For the fiscal year ended October 31, 2009, the fund returned about 22%, consistent with the benchmark’s return. (The apparent discrepancy between fund and index returns reflected fair-value pricing and, to a lesser extent, fund costs. The fund relies on fair-value pricing to account for any changes in the portfolio’s market value that occur after the close of international markets, but before the fund’s U.S. close at 4 p.m., Eastern time. These discrepancies typically disappear when the international markets reopen.)

A vicious bear market quickly turned bullish
A year ago, the global financial system stood on the brink of collapse as the expanding U.S. credit crisis precipitated the deepest worldwide recession since World War II. Since then, markets have pulled back from the depths and, in fact, have rallied impressively. Although U.S. unemployment has risen to double digits and signs of a robust recovery are hard to find, the global economy has begun to revive. For the first time in more than

2

a year, U.S. gross domestic product registered growth as reported by the Commerce Department for the third quarter of calendar 2009.

U.S. stocks recorded positive returns for the fiscal year ended October 31 as the market’s losses during the first four months of the period—marking the final plunge of a historic bear market—were erased by a remarkable rally beginning in March. Global stocks did even better, thanks to some renewed strength in developed markets and a powerful upswing in emerging markets that actually had some prognosticators worrying about a new asset bubble. Reminders of the markets’ travails are nevertheless apparent in the index returns for the past three years, where negative figures are the rule. Even the five-year returns for U.S. stocks as of October 31 were barely positive, further evidence of the long-term damage done by the collapse of the real estate bubble.

The bond market experienced an equally dramatic turnaround
The stock market’s rapid fall and recovery were matched by an equally dramatic turnaround in the bond market. At the end of 2008, as the credit markets virtually shut down, risk-averse investors flocked to U.S. Treasury bonds. The effect was to widen the difference between the lower yields of Treasuries and the higher yields of corporate bonds to a margin not seen since the Great Depression.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2009
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	34.79%	–2.49%	7.58%
Russell 1000 Index (Large-caps)	11.20	–6.84	0.71
Russell 2000 Index (Small-caps)	6.46	–8.51	0.59
Dow Jones U.S. Total Stock Market Index	11.34	–6.55	1.06

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	13.79%	6.35%	5.05%
Barclays Capital Municipal Bond Index	13.60	4.17	4.15
Citigroup 3-Month Treasury Bill Index	0.28	2.50	2.94

CPI
Consumer Price Index	–0.18%	2.32%	2.52%

3

Central banks around the world responded to the economic slowdown by lowering interest rates and implementing other aggressive stimulus programs. Meanwhile, governments boosted spending in hopes of reversing the recessionary tide. As fears of a worldwide depression eased, investors’ appetite for risk returned to more normal levels. The receding pessimism raised demand for corporate bonds, raising their prices and bringing down their yields. Over the past 12 months, both taxable and municipal bonds returned more than 13%.

However, the Fed’s easy-money campaign had a predictable effect on short-term savings vehicles such as money market funds, whose yields track prevailing short-term rates. In December 2008, the Fed reduced its target for the federal funds rate, a benchmark for the interest rates paid by money market instruments and other very short-term securities, to between 0% and 0.25%. The Fed has said it expects to maintain its target at this level “for an extended period.”

An emerging markets rebound boosts fund returns
Global stock markets opened the fiscal year plagued by the credit crisis that began in the United States and the economic slowdown that followed. However, the markets rallied during the second half of the year, and all regions ended the 12-month period in positive territory. Results from all ten business sectors of the index were also positive,

Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Global
	Investor	Institutional	ETF	Funds
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.50%	0.25%	0.30%	1.49%

1 The fund expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.50% for Investor Shares, 0.25% for Institutional Shares, and 0.30% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

and contributed to Vanguard Total World Stock Index Fund’s return of about 22% for the period.

The strongest returns came from emerging markets, which recovered more quickly from the global financial crisis than developed markets. Despite accounting for the smallest portion of the index’s value (less than 14% of assets on average), these countries provided the biggest boost to the index’s return for the period, adding almost 8 percentage points.

The resource-rich emerging-markets countries—Brazil, in particular—experienced strong economic growth during the final six months of the fiscal year, as the demand for raw materials began to resume across the globe. In China, another emerging-markets stand-out, the government’s aggressive stimulus package allowed banks to provide capital to companies in a variety of industries, thus spurring the nation’s economy.

Consistent with the value of their stock markets, the countries in North America accounted for the heaviest regional weighting—nearly half of the index’s holdings. The United States and Canada were among the index’s weakest performers for the period. The United States, which constituted about 40% of the index’s holdings, has been recovering from the global recession at a slower pace than some nations. Still, some sectors in the United States were bright spots for the index, most importantly information technology, which has taken off since the stock market rally began in mid-March.

The European region represented an average of about 29% of the index’s holdings, making it the second-largest weighting. The countries in this region rebounded more quickly from the financial crisis than the United States, but not as swiftly and profoundly as the emerging-markets nations. The majority of the European countries posted positive results for the period, with the exception of Ireland. The United Kingdom was the region’s heaviest weighting, as well as its biggest contributor to returns. France, Spain, and Germany were also top contributors for the region.

On average, the Pacific region constituted the third-largest exposure for the fund and the index. Japan was the index’s biggest component in this region, while Australia was the greatest contributor to performance. The region’s other markets, which include Hong Kong (+65%), Singapore (+78%), and New Zealand (+4%), also notched positive returns for the 12-month period.

All the market’s ten industry sectors posted positive results for the period; however, financial stocks were the biggest standout. The market was heavily weighted in financial companies, including banks, capital market firms, and insurance agencies, which were

5

the top performers in the emerging markets and the European and Pacific regions. In addition to financials, information technology stocks––particularly communications equipment, computer hardware, and computer software––excelled across the major markets, including the United States, as corporations began spending again.

Stay focused on your future goals
Although recent months have brought good news for stock prices and investors both domestically and internationally, the hardships of the not-so-distant past won’t be easily forgotten. And, unfortunately, there’s no way to know what the future holds.

Uncertainty is the one thing that we can count on in the financial markets. That’s why Vanguard encourages investors to put these timeless rules of investing into practice: Maintain a long-term perspective, and stay focused on your future goals.

A well-balanced and diversified portfolio that is consistent with your tolerance for risk can be a powerful ally as you try to stick to these guidelines.

We believe that the Total World Stock Index Fund, with its low costs and broad diversification among global stocks, can play a valuable role in such a well-balanced portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
President and Chief Executive Officer
November 18, 2009

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*
The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
John J. Brennan	1,604,062,236	36,846,078	97.8%
Charles D. Ellis	1,594,488,732	46,419,583	97.2%
Emerson U. Fullwood	1,603,672,430	37,235,884	97.7%
Rajiv L. Gupta	1,604,092,353	36,815,961	97.8%
Amy Gutmann	1,605,214,829	35,693,485	97.8%
JoAnn Heffernan Heisen	1,605,059,287	35,849,028	97.8%
F. William McNabb III	1,605,657,176	35,251,138	97.9%
Andre F. Perold	1,602,313,073	38,595,241	97.6%
Alfred M. Rankin, Jr.	1,604,909,324	35,998,991	97.8%
Peter F. Volanakis	1,607,261,150	33,647,165	97.9%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Total World Stock Index Fund	For	Abstain	Against	Non-Votes	For
2a	6,689,158	139,008	100,250	2,395,734	71.7%
2b	6,682,079	146,883	99,453	2,395,735	71.7%
2c	6,622,332	155,075	151,008	2,395,735	71.0%
2d	6,637,855	152,058	138,501	2,395,736	71.2%
2e	6,644,886	137,648	145,881	2,395,735	71.3%
2f	6,617,419	160,350	150,645	2,395,736	71.0%
2g	6,641,250	151,174	135,991	2,395,735	71.2%

7

Total World Stock Index Fund

Fund Profile
As of October 31, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,741	2,751
Turnover Rate	18%	—
Expense Ratio[2]		—
Investor Shares	0.50%
Institutional Shares	0.25%
ETF Shares	0.30%
Short-Term Reserves	0.3%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.8%	8.8%
Consumer Staples	9.9	9.9
Energy	11.5	11.4
Financials	22.2	22.4
Health Care	8.6	8.6
Industrials	10.0	10.0
Information Technology	11.6	11.5
Materials	7.9	7.9
Telecommunication Services	5.1	5.1
Utilities	4.4	4.4

Ten Largest Holdings[3] (% of total net assets)
Exxon Mobil Corp.	integrated oil
	and gas	1.4%
Microsoft Corp.	systems software	1.0
HSBC Holdings PLC	diversified banks	0.8
Royal Dutch Shell PLC	integrated oil
	and gas	0.7
BP PLC	integrated oil
	and gas	0.7
Nestle SA	packaged foods
	and meats	0.7
Procter & Gamble Co.	household products	0.7
BHP Billiton	diversified metals
	and mining	0.7
Apple Inc.	computer hardware	0.7
Johnson & Johnson	pharmaceuticals	0.7
Top Ten		8.1%

Allocation by Region (% of equity exposure)

1 FTSE All-World Index.
2 The expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.50% for Investor Shares, 0.25% for Institutional Shares, and 0.30% for ETF Shares.
3 The holdings listed exclude any temporary cash investments and equity index products.
For explanations of investment terms used here, see the Glossary.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	8.8%	8.8%
France	4.9	4.7
Germany	3.4	3.3
Switzerland	3.2	3.2
Spain	2.2	2.2
Italy	1.7	1.6
Sweden	1.1	1.1
Netherlands	1.0	1.2
Other Europe	2.0	2.4
Subtotal	28.3%	28.5%
Pacific
Japan	8.3%	8.4%
Australia	3.5	3.5
Hong Kong	1.2	1.6
Other Pacific	0.8	0.8
Subtotal	13.8%	14.3%
Emerging Markets
China	2.4%	2.2%
Brazil	2.3	2.3
South Korea	1.8	1.8
Taiwan	1.4	1.4
India	1.3	1.3
South Africa	1.1	1.1
Other Emerging Markets	3.7	3.4
Subtotal	14.0%	13.5%
North America
United States	40.6%	40.4%
Canada	3.3	3.3
Subtotal	43.9%	43.7%

1 FTSE All-World Index.

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008–October 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns	Final Value
		Periods Ended October 31, 2009	of a $10,000
	One Year	Since Inception[1]	Investment
Total World Stock Index Fund
Investor Shares[2,3]	21.94%	–12.46%	$8,359
FTSE All-World Index	23.86	–13.04	8,285
Global Funds Average[4]	21.48	–13.32	8,249

			Final Value of
		Since	a $5,000,000
	One Year	Inception[1]	Investment
Total World Stock Index Fund Institutional Shares[2]	22.25%	23.98%	$6,278,804
FTSE All-World Index	23.86	21.10	6,124,527

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value[5]	22.49%	–13.09%	$8,272
FTSE All-World Index	23.86	–13.60	8,206

1 Performance for the fund and its comparative standards is calculated since the following inception dates: June 26, 2008, for the Investor Shares; October 9, 2008, for the Institutional Shares; and June 24, 2008, for the ETF Shares.
2 Performance figures are adjusted for the 0.25% transaction fee on purchases but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Derived from data provided by Lipper Inc.
5 For more information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

10

Total World Stock Index Fund

Cumulative Returns—ETF Shares: June 24, 2008–October 31, 2009
		Cumulative
		Since
	One Year	Inception
Total World Stock Index Fund ETF Shares Market Price	20.33%	–17.25%
Total World Stock Index Fund ETF Shares Net Asset Value	22.49	–17.28
FTSE All-World Index	23.86	–17.94

Fiscal-Year Total Returns (%): June 26, 2008–October 31, 2009

Average Annual Total Returns: Periods Ended September 30, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Since
	Inception Date	Year	Inception
Investor Shares[1]	6/26/2008	0.36%	–11.50%
Fee-Adjusted Returns[2]		0.11	–11.68
Institutional Shares	10/9/2008		28.74
Fee-Adjusted Returns[2]			28.42
ETF Shares	6/24/2008
Market Price		–2.79%	–12.14%
Net Asset Value		0.55	–12.36

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Performance figures are adjusted for the 0.25% transaction fee on purchases but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
Note: See Financial Highlights tables for dividend and capital gains information.

11

Total World Stock Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)
Argentina (0.1%)
* Petrobras Energia
Participaciones SA ADR	2,198	37

Australia (3.5%)
BHP Billiton Ltd.	89,212	2,926
Commonwealth Bank
of Australia	40,449	1,869
Westpac Banking Corp.	78,381	1,832
National Australia Bank Ltd.	56,221	1,485
Australia & New Zealand
Banking Group Ltd.	63,280	1,291
Woolworths Ltd.	33,656	861
Rio Tinto Ltd.	13,364	741
Westfield Group	61,468	666
Wesfarmers Ltd.	26,519	662
QBE Insurance Group Ltd.	31,832	641
Woodside Petroleum Ltd.	14,849	623
CSL Ltd.	15,885	446
Macquarie Group Ltd.	9,228	404
Newcrest Mining Ltd.	13,115	377
Origin Energy Ltd.	26,211	376
Telstra Corp. Ltd.	102,562	305
Santos Ltd.	21,800	291
Brambles Ltd.	42,147	266
AMP Ltd.	47,503	250
Computershare Ltd.	25,334	246
Orica Ltd.	11,070	235
Suncorp-Metway Ltd.	29,579	231
Foster’s Group Ltd.	46,291	227
* Fortescue Metals
Group Ltd.	63,466	212
Stockland	57,121	190
Oil Search Ltd.	36,323	188
Insurance Australia
Group Ltd.	51,718	174
Leighton Holdings Ltd.	5,185	165
WorleyParsons Ltd.	6,649	153

			Market
			Value•
		Shares	($000)
	AXA Asia Pacific
	Holdings Ltd.	39,087	146
	Amcor Ltd.	28,034	144
	AGL Energy Ltd.	11,129	138
	BlueScope Steel Ltd.	52,012	138
	OneSteel Ltd.	49,253	134
	Transurban Group	30,146	122
	Coca-Cola Amatil Ltd.	12,764	121
	Wesfarmers Ltd.	4,817	121
	ASX Ltd.	3,915	118
	Toll Holdings Ltd.	15,561	118
	Sonic Healthcare Ltd.	8,589	107
*	Alumina Ltd.	72,122	106
	Incitec Pivot Ltd.	45,140	105
	GPT Group	197,753	101
	Crown Ltd.	13,286	97
	Mirvac Group	69,072	90
	TABCORP Holdings Ltd.	14,043	90
	Metcash Ltd.	20,332	85
	Lend Lease Corp. Ltd.	10,223	85
	Perpetual Ltd.	2,477	83
	Sims Metal
	Management Ltd.	4,583	81
*	Asciano Group	60,183	81
	Macquarie
	Infrastructure Group	59,785	76
	Tatts Group Ltd.	33,877	75
*	OZ Minerals Ltd.	70,760	74
	Boral Ltd.	14,114	72
	Cochlear Ltd.	1,244	71
	CFS Retail Property Trust	39,154	67
	Dexus Property Group	92,194	65
	Bendigo and
	Adelaide Bank Ltd.	7,923	64
*	James Hardie
	Industries NV	9,962	63
	Goodman Group	116,711	63
	Qantas Airways Ltd.	24,831	62
	Harvey Norman
	Holdings Ltd.	15,035	53

12

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nufarm Ltd.	5,047	52
	CSR Ltd.	30,128	51
*	Paladin Energy Ltd.	13,730	50
	Downer EDI Ltd.	6,330	48
	Goodman Fielder Ltd.	33,508	48
	Energy Resources of
	Australia Ltd.	2,196	45
	Bank of Queensland Ltd.	3,767	41
	Aristocrat Leisure Ltd.	9,329	37
	Adelaide Brighton Ltd.	14,606	37
	Challenger Financial
	Services Group Ltd.	10,934	36
	Flight Centre Ltd.	2,301	35
	Macquarie Airports	13,339	34
	Billabong International Ltd.	3,535	33
	Consolidated Media
	Holdings Ltd.	11,572	31
	SP AusNet	38,822	31
*	Iluka Resources Ltd.	9,367	29
	Fairfax Media Ltd.	19,902	28
	Commonwealth Property
	Office Fund	30,655	24
	IOOF Holdings Ltd.	4,540	21
	Macquarie Office Trust	75,546	21
	Ansell Ltd.	2,224	21
	New Hope Corp. Ltd.	4,725	18
*	Caltex Australia Ltd.	1,939	18
	Ten Network Holdings Ltd.	10,340	14
	Australand Property Group	26,246	12
	Envestra Ltd.	20,533	10
	West Australian
	Newspapers Holdings Ltd.	1,314	9
	Tower Australia Group Ltd.	2,952	8
	Austereo Group Ltd.	5,713	8
	Corporate Express
	Australia Ltd.	1,728	7
	GWA International Ltd.	2,486	6
	APN News & Media Ltd.	2,880	6
	Spotless Group Ltd.	2,468	6
	Gunns Ltd.	6,004	5
*	PaperlinX Ltd.	10,418	5
	Sigma
	Pharmaceuticals Ltd.	4,135	3
	AWB Ltd.	2,528	3
*	CSR, Ltd.
	Rights Exp. 11/9/2009	5,272	1
*	Elders Ltd.	2,478	—
			22,441
Austria (0.1%)
^	Erste Group Bank AG	5,290	213
	Voestalpine AG	5,612	192
	OMV AG	3,128	129
	Telekom Austria AG	7,476	122
	Vienna Insurance Group	992	56
	Raiffeisen International
	Bank Holding AG	903	53

			Market
			Value•
		Shares	($000)
	Verbund-Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	1,042	47
*	Immoeast AG	7,753	41
	Strabag SE	916	28
	EVN AG	326	6
			887
Belgium (0.4%)
	Anheuser-Busch InBev NV	21,162	993
	Delhaize Group SA	3,760	255
*	Fortis	54,096	234
	Umicore	6,913	210
*	Dexia SA	22,580	188
*	KBC Groep NV	3,971	170
	Groupe Bruxelles Lambert
	SA	1,715	151
	Belgacom SA	3,808	143
	UCB SA	3,136	134
	Solvay SA Class A	933	91
	Colruyt SA	280	67
	Nationale A Portefeuille	654	34
	Mobistar SA	131	9
			2,679
Brazil (2.3%)
	Petroleo Brasileiro SA
	Series A ADR	33,452	1,342
	Itau Unibanco Holding
	SA ADR	65,474	1,253
*	Vale SA Class B ADR	48,183	1,113
	Petroleo Brasileiro SA ADR	22,509	1,040
*	Vale SA Class B ADR	38,322	977
	Banco Bradesco SA ADR	43,610	859
	Cia de Bebidas das
	Americas ADR	7,787	701
	Cia Siderurgica Nacional
	SA ADR	19,448	645
	Petroleo Brasileiro SA Pfd.	25,537	506
	Petroleo Brasileiro SA	18,800	432
	Gerdau SA ADR	25,261	381
	Investimentos Itau SA	59,566	340
	BM&FBOVESPA SA	48,150	310
	Banco do Brasil SA	17,800	285
	BRF-Brasil Foods SA	9,462	228
	Vale SA	9,400	212
*	Empresa Brasileira de
	Aeronautica SA ADR	9,462	192
	Tele Norte Leste
	Participacoes SA ADR	9,843	188
	Brasil Telecom
	Participacoes SA ADR	3,549	179
	Redecard SA	11,488	169
	Natura Cosmeticos SA	9,300	167
*	Banco Santander Brasil SA	13,900	164
	Usinas Siderurgicas de
	Minas Gerais SA	5,600	146
	Tim Participacoes SA ADR	6,116	144

13

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Cia de Concessoes
	Rodoviarias	7,000	138
	Companhia Brasileira de
	Meios de Pagamento	13,689	126
	Metalurgica Gerdau SA
	Class A	6,600	121
	OGX Petroleo e
	Gas Participacoes SA	145	117
	Bradespar SA	5,400	111
	Vale SA	4,100	104
	Centrais Eletricas
	Brasileiras SA	7,000	100
	All America Latina
	Logistica SA	13,200	97
	Ultrapar Participacoes SA	2,168	95
	Cia Brasileira de
	Distribuicao Grupo Pao
	de Acucar	3,009	91
	Cia Energetica de
	Minas Gerais ADR	5,750	91
	Cyrela Brazil Realty SA	6,998	89
	Tractebel Energia SA	6,800	83
*	Global Village Telecom
	Holding SA	2,485	71
	Souza Cruz SA	1,900	67
	JBS SA	10,998	61
	Cia de Bebidas das Americas	738	56
	Weg SA	5,547	54
*	NET Servicos de
	Comunicacao SA	4,400	54
	Cia Paranaense de Energia	3,000	52
	Lojas Americanas SA	8,000	52
	Usinas Siderurgicas de
	Minas Gerais SA	2,000	49
	Vivo Participacoes SA	2,000	49
	Gerdau SA	3,700	42
	B2W Cia Global Do Varejo	1,444	42
*	Braskem SA	6,000	40
	Cia Energetica de
	Minas Gerais	2,500	39
	Suzano Papel e Celulose SA	4,427	38
	Klabin SA	16,000	38
*	Tam SA	2,669	38
	Cia Energetica de Sao Paulo	3,185	37
	Eletropaulo Metropolitana
	Eletricidade de Sao Paulo
	SA	1,908	36
*	Fertilizantes Fosfatados SA	3,692	36
*	Tim Participacoes SA	11,000	35
	AES Tiete SA	3,000	34
	Telecomunicacoes de
	Sao Paulo SA	1,300	32
	Telemar Norte Leste SA	1,000	31
	Light SA	1,973	27
*	Hypermarcas SA	1,156	23

			Market
			Value•
		Shares	($000)
	Tele Norte Leste
	Participacoes SA	1,000	23
	Cia de Saneamento Basico
	do Estado de Sao Paulo	1,000	19
	Cia de Gas de Sao Paulo	1,000	19
	Cia de Transmissao de
	Energia Eletrica Paulista	673	19
	AES Tiete SA	1,149	12
*	Cosan SA Industria e
	Comercio	1,000	11
	Porto Seguro SA	872	9
	Brasil Telecom SA	1,000	9
	EDP-Energias do Brasil SA	500	8
	Cia Energetica de
	Minas Gerais	571	7
	CPFL Energia SA	400	7
	Telecomunicacoes de
	Sao Paulo SA	300	7
			14,619
Canada (3.3%)
	Royal Bank of Canada	37,300	1,889
	Suncor Energy Inc.	41,740	1,386
	Toronto-Dominion Bank	22,400	1,277
	Bank of Nova Scotia	26,960	1,127
	EnCana Corp.	20,100	1,115
	Canadian Natural
	Resources Ltd.	14,430	936
*	Research In Motion Ltd.	15,130	892
	Barrick Gold Corp.	24,130	869
	Manulife Financial Corp.	45,150	847
	Potash Corp. of
	Saskatchewan Inc.	7,910	738
	Goldcorp Inc.	19,920	732
	Bank of Montreal	14,652	678
	Canadian Imperial Bank
	of Commerce	11,000	630
	Canadian National
	Railway Co.	12,700	614
	TransCanada Corp.	16,550	507
*	Teck Resources Ltd.
	Class B	16,300	473
	Sun Life Financial Inc.	17,000	470
	Talisman Energy Inc.	27,000	461
	Rogers Communications Inc.
	Class B	13,100	384
	Kinross Gold Corp.	19,700	366
	Enbridge Inc.	9,290	361
	Brookfield Asset
	Management Inc.
	Class A	16,100	340
	Cameco Corp.	10,900	304
	Thomson Reuters Corp.	9,501	302
	Imperial Oil Ltd.	7,790	293
	Nexen Inc.	13,500	290
	Canadian Pacific
	Railway Ltd.	6,484	281

14

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Power Corp. of Canada/
	Canada	9,990	235
	Agrium Inc.	5,000	233
	Shoppers Drug Mart Corp.	4,960	197
	Agnico-Eagle Mines Ltd.	3,559	190
	National Bank of Canada	3,530	184
	Bombardier Inc.	42,700	173
	Shaw Communications Inc.
	Class B	9,320	166
	Power Financial Corp.	6,260	158
	Husky Energy Inc.	5,660	149
	BCE Inc.	5,900	141
*	CGI Group Inc. Class A	11,300	138
	Magna International Inc.
	Class A	2,530	100
	Great-West Lifeco Inc.	4,300	94
	Canadian Tire Corp. Ltd.
	Class A	1,800	91
	TransAlta Corp.	4,860	91
	Brookfield Properties Corp.	8,500	88
	Barrick Gold Corp.	2,400	86
	IGM Financial Inc.	2,400	86
	Canadian Utilities Ltd.
	Class A	2,400	86
	Loblaw Cos. Ltd.	2,800	77
	Finning International Inc.	3,500	52
	Saputo Inc.	2,100	50
	George Weston Ltd.	900	46
	TELUS Corp.	1,400	44
	TELUS Corp. Class A	1,100	33
	Bombardier Inc. Class A	415	2
			21,552
Chile (0.2%)
	Empresa Nacional de
	Electricidad SA ADR	5,728	263
	Empresas COPEC SA	11,063	147
	SACI Falabella	22,536	107
	CAP SA	3,253	85
	Sociedad Quimica y
	Minera de Chile SA ADR	2,300	85
	Banco Santander Chile ADR	1,442	76
	Enersis SA ADR	3,266	58
	Banco de Chile	648,443	51
	Centros Comerciales
	Sudamericanos SA	16,100	50
	Colbun SA	177,600	42
	Enersis SA	114,300	41
	ENTEL Chile SA	2,800	37
	Lan Airlines SA	2,800	37
	AES Gener SA	46,956	20
	Sociedad Quimica y
	Minera de Chile SA
	Class B	353	13
	CorpBanca SA	1,250,000	8
	Banco Santander Chile	145,800	7

			Market
			Value•
		Shares	($000)
	Embotelladora Andina SA	2,300	7
	Cia Cervecerias Unidas SA	900	6
			1,140
China (2.4%)
	China Mobile Ltd.	165,500	1,551
	China Construction
	Bank Corp.	1,754,000	1,512
	Industrial & Commercial
	Bank of China	1,172,000	932
	China Life
	Insurance Co. Ltd.	201,000	924
	Bank of China Ltd.	1,397,000	810
	PetroChina Co. Ltd.	588,000	708
	CNOOC Ltd.	438,000	656
	Ping An Insurance
	Group Co. of China Ltd.	64,000	561
	China Shenhua
	Energy Co. Ltd.	110,500	496
	China Petroleum &
	Chemical Corp.	506,000	429
	Tencent Holdings Ltd.	16,500	287
	China Overseas Land &
	Investment Ltd.	132,480	286
	Bank of
	Communications Co. Ltd.	232,000	277
	China Unicom
	Hong Kong Ltd.	212,770	271
	China Merchants
	Bank Co. Ltd.	103,700	265
	China Coal Energy Co.	157,000	218
	China Telecom Corp. Ltd.	490,000	217
	Aluminum Corp. of
	China Ltd.	160,000	174
	China Communications
	Construction Co. Ltd.	151,000	162
	China Citic Bank	209,509	157
	Zijin Mining Group Co. Ltd.	152,000	147
	Citic Pacific Ltd.	55,000	142
*,^	Byd Co. Ltd.	14,000	128
	Hengan International
	Group Co. Ltd.	18,000	116
	Tingyi Cayman Islands
	Holding Corp.	50,000	112
	China Resources
	Land Ltd.	44,000	106
	China Shipping
	Development Co. Ltd.	70,000	98
	China Resources Enterprise	28,000	94
	China National Building
	Material Co. Ltd.	42,000	90
	China Merchants Holdings
	International Co. Ltd.	28,000	89
	Lenovo Group Ltd.	158,000	88
^	Alibaba.com Ltd.	36,500	84

15

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Want Want China
	Holdings Ltd.	137,000	80
	Sino-Ocean Land
	Holdings Ltd.	79,500	77
*	GOME Electrical
	Appliances Holdings Ltd.	257,720	75
*	China Railway Group Ltd.	94,000	74
^	China COSCO
	Holdings Co. Ltd.	55,000	68
	Denway Motors Ltd.	138,000	66
	Anhui Conch
	Cement Co. Ltd.	10,000	65
	Guangzhou R&F
	Properties Co. Ltd.	34,000	64
*,^	China Taiping Insurance
	Holdings Co. Ltd.	18,000	63
	China Railway
	Construction Corp. Ltd.	47,626	63
	Yanzhou Coal
	Mining Co. Ltd.	40,000	62
*	China Mengniu
	Dairy Co. Ltd.	22,000	62
	Jiangxi Copper Co. Ltd.	27,000	61
	China Resources Power
	Holdings Co. Ltd.	29,400	61
	Shimao Property
	Holdings Ltd.	32,500	60
	Dongfeng Motor
	Group Co. Ltd.	50,000	59
	Weiqiao Textile Co.	83,500	58
	China Yurun Food
	Group Ltd.	28,000	58
	Cnpc Hong Kong Ltd.	50,000	53
	Kingboard Chemical
	Holdings Ltd.	13,000	52
	Shanghai Industrial
	Holdings Ltd.	11,000	52
	Belle International
	Holdings Ltd.	50,000	50
	Tsingtao Brewery Co. Ltd.	12,000	49
	Nine Dragons Paper
	Holdings Ltd.	34,000	48
	Beijing Enterprises
	Holdings Ltd.	8,000	48
	Chaoda Modern
	Agriculture Holdings Ltd.	60,000	46
	Sinofert Holdings Ltd.	84,000	42
*,^	PICC Property &
	Casualty Co. Ltd.	56,000	41
^	Angang Steel Co. Ltd.	22,000	41
	Inner Mongolia Yitai
	Coal Co. Class B	6,300	40
	Yantai Changyu Pioneer
	Wine Co. Class B	5,400	40
	ZTE Corp.	7,140	40

			Market
			Value•
		Shares	($000)
	Agile Property
	Holdings Ltd.	30,000	38
	Huaneng Power
	International Inc.	60,000	38
	Li Ning Co. Ltd.	14,000	38
	China Everbright Ltd.	16,000	38
*	Air China Ltd.	68,000	37
*	Beijing Capital International
	Airport Co. Ltd.	54,000	36
	Yangzijiang Shipbuilding
	Holdings Ltd.	50,036	35
	Hopson Development
	Holdings Ltd.	20,000	35
	China Oilfield Services Ltd.	32,000	35
	Zhejiang
	Expressway Co. Ltd.	40,000	34
*,^	China Shipping Container
	Lines Co. Ltd.	95,000	34
	Parkson Retail Group Ltd.	21,000	34
	Shanghai Zhenhua Heavy
	Industry Co. Ltd. Class B	39,050	32
	China Vanke Co. Ltd.
	Class B	26,100	32
	Jiangsu Expressway Co. Ltd.	36,000	32
*	Maanshan Iron & Steel	52,000	31
	COSCO Pacific Ltd.	22,000	30
	Fosun International	44,500	30
*	Sinopec Shanghai
	Petrochemical Co. Ltd.	74,000	30
	China BlueChemical Ltd.	54,000	29
	China International Marine
	Containers Co. Ltd. Cla	28,500	28
	China High Speed
	Transmission Equipment
	Group Co.	14,000	28
	Country Garden
	Holdings Co.	73,000	28
	Huabao International
	Holdings Ltd.	28,000	27
	China Agri-Industries
	Holdings Ltd.	27,000	26
	Datang
	International Power
	Generation Co. Ltd.	48,000	23
	Shanghai Electric
	Group Co. Ltd.	48,000	23
	China South Locomotive
	and Rolling Stock Corp.	39,000	22
	Soho China Ltd.	40,000	21
	China National
	Materials Co. Ltd.	27,000	21
*	Huadian Power
	International Co.	72,000	20
	Weichai Power Co. Ltd.	3,000	20
	China Huiyuan Juice
	Group Ltd.	28,000	18

16

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Great Wall Motor Co. Ltd.	14,500	16
	Greentown China
	Holdings Ltd.	11,000	16
*	Shenzhen Special
	Economic Zone
	Real Estate &
	Properties Group Co. Ltd.
	Class B	29,400	15
*	Hidili Industry International
	Development Ltd.	14,000	14
	Jiangling Motors Corp. Ltd.
	Class B	9,600	14
	Guangzhou
	Investment Co. Ltd.	48,000	13
	China Merchants Property
	Development Co. Ltd.
	Class B	5,200	13
	Anta Sports Products Ltd.	10,000	12
*	Double Coin Holdings Ltd.
	Class B	22,200	12
	KWG Property Holding Ltd.	16,000	11
	Weifu
	High-Technology Co. Ltd.
	Class B	12,505	11
	Shenzhen Investment Ltd.	28,000	11
*	Citic Resources
	Holdings Ltd.	38,000	11
	Zhaojin Mining
	Industry Co. Ltd.	6,000	11
	TPV Technology Ltd.	16,000	11
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	5,600	10
*	Sinopec Yizheng Chemical
	Fibre Co. Ltd.	42,000	10
	Beijing North Star Co.	28,000	10
*	Shanghai Waigaoqiao
	Free Trade Zone
	Development Co. Ltd.
	Class B	12,200	10
	Shanghai Jinjiang
	International Hotels
	Development Co. Ltd.
	Class B	7,600	10
	CSG Holding Co. Ltd.
	Class B	10,400	10
	Shui On Land Ltd.	16,500	10
	Travelsky Technology LTD.	11,000	9
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	10,100	9
	Foshan Electrical and
	Lighting Co. Ltd. Class B	13,300	9
	Dongfang Electric Corp. Ltd.	1,800	9

			Market
			Value•
		Shares	($000)
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	8,500	9
*	Shanghai Haixin Group Co.
	Class B	25,000	9
*	China Eastern Airlines
	Corp. Ltd.	32,000	9
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	5,800	9
	Anhui Expressway Co.	14,000	9
	China Foods Ltd.	12,000	9
*	China Southern
	Airlines Co. Ltd.	30,000	9
*	BOE Technology
	Group Co. Ltd. Class B	37,300	9
	Chongqing Changan
	Automobile Co. Ltd.
	Class B	11,700	9
	Shandong Chenming
	Paper Holdings Ltd.
	Class B	12,300	9
	Lianhua Supermarket
	Holdings Co. Ltd.	4,000	9
	Shanghai Chlor-Alkali
	Chemical Co. Ltd.
	Class B	21,800	9
	Shanghai Friendship
	Group Inc. Ltd. Class B	7,150	9
*	Hainan Airlines Co. Ltd.
	Class B	16,200	9
	Guangdong Electric Power
	Development Co. Ltd.
	Class B	15,300	8
	Jinzhou Port Co. Ltd.
	Class B	19,920	8
	Dazhong Transportation
	Group Co. Ltd. Class B	11,800	8
	China
	Molybdenum Co. Ltd.	10,000	8
	Tianjin Capital Environmental
	Protection Group Co. Ltd.	28,000	8
	Global Bio-Chem Technology
	Group Co. Ltd.	32,000	8
	Bengang Steel Plates Co.
	Class B	15,300	8
*	Huadian Energy Co. Ltd.	22,600	8
	Shanghai Jinjiang
	International Investment
	Holdings Co. Class B	7,900	7
^	Guangzhou Shipyard
	International Co. Ltd.	4,000	7
	China Communications
	Services Corp. Ltd.	14,000	7
*	Zhejiang Southeast
	Electric Power Co.
	Class B	12,800	7

17

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Guangdong Provincial
	Expressway
	Development Co. Ltd.
	Class B	14,400	7
	Shenzhen
	Expressway Co. Ltd.	14,000	7
	Guangzhou
	Pharmaceutical Co. Ltd.	14,000	7
	Sinotrans Ltd.	25,000	7
	Inner Mongolia
	Eerduosi Cashmere
	Products Co. Ltd.
	Class B	9,100	6
	Guangdong Investment Ltd.	12,000	6
	New World China Land Ltd.	15,600	6
*	Semiconductor
	Manufacturing
	International Corp.	121,000	6
	Hopewell Highway
	Infrastructure Ltd.	9,500	6
	Guangshen Railway Co. Ltd.	14,000	6
	China Travel
	International Inv HK	26,000	5
	Harbin Power
	Equipment Co. Ltd.	4,000	4
	Shenzhen International
	Holdings	32,500	2
*	New World China Land
	Rights Exp. 11/6/2009	7,800	1
			15,579
Colombia (0.0%)
	BanColombia SA ADR	7,047	279

Czech Republic (0.1%)
	CEZ AS	5,103	251
	Telefonica O2 Czech
	Republic AS	3,549	84
	Komercni Banka AS	388	76
*	Unipetrol	3,604	27
			438
Denmark (0.4%)
	Novo Nordisk A/S Class B	14,050	873
*	Vestas Wind Systems A/S	6,100	428
*	Danske Bank A/S	16,000	368
	A P Moller-Maersk A/S
	Class B	38	259
	Carlsberg A/S Class B	2,645	185
	Danisco A/S	2,626	164
	Coloplast A/S Class B	1,718	140
	A P Moller-Maersk A/S	21	140
	Novozymes A/S	1,050	96
	FLSmidth & Co. A/S	1,000	53
	TrygVesta A/S	600	43
*	William Demant Holding	500	36

		Market
		Value•
	Shares	($000)
H Lundbeck A/S	1,400	27
Rockwool International A/S
Class B	83	7
		2,819
Egypt (0.0%)
Orascom Construction
Industries GDR	3,538	171
Orascom Telecom Holding
SAE GDR	4,453	151
		322
Finland (0.4%)
Nokia Oyj	98,127	1,240
Sampo Oyj	14,040	336
Fortum Oyj	10,440	247
Stora Enso Oyj	31,225	236
Wartsila Oyj	3,936	143
UPM-Kymmene Oyj	11,620	139
Kone Oyj Class B	3,680	137
Metso Oyj	4,579	128
Rautaruukki Oyj	2,800	57
Outokumpu Oyj	3,200	53
Nokian Renkaat Oyj	2,383	51
Neste Oil Oyj	2,500	44
Kesko Oyj Class B	1,300	43
Sanoma Oyj	1,520	28
		2,882
France (4.9%)
Total SA	63,521	3,801
BNP Paribas	26,362	1,986
Sanofi-Aventis SA	26,108	1,914
GDF Suez	43,463	1,817
AXA SA	55,971	1,392
France Telecom SA	51,738	1,282
Societe Generale	18,896	1,255
LVMH Moet Hennessy
Louis Vuitton SA	9,943	1,030
Groupe Danone SA	16,768	1,007
ArcelorMittal	27,692	937
Vivendi	32,597	904
L’Oreal SA	8,063	824
Carrefour SA	18,747	805
Air Liquide SA	7,162	771
Schneider Electric SA	6,927	720
Vinci SA	13,432	701
Cie de Saint-Gobain	13,145	641
Unibail-Rodamco SE	2,774	614
Pernod-Ricard SA	6,301	525
Alstom SA	7,428	515
Lafarge SA	6,153	499
Credit Agricole SA	21,818	418
Veolia Environnement	12,790	418
EDF SA	6,285	350
Bouygues SA	7,163	337
PPR	2,980	325

18

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hermes International	2,325	323
	Accor SA	6,447	309
	Cap Gemini SA	5,814	269
*	Renault SA	5,966	267
	Cie Generale d’Optique
	Essilor International SA	4,727	265
	Suez Environnement Co.	10,607	236
*	Alcatel-Lucent	62,338	233
	Vallourec SA	1,474	232
	SES SA	10,486	227
	Technip SA	3,152	198
	Compagnie Generale des
	Etablissements Michelin
	Class B	2,549	189
*	Peugeot SA	5,734	187
	Sodexo	2,891	165
	Christian Dior SA	1,622	162
	Lagardere SCA	3,008	136
	European Aeronautic
	Defence and Space Co.
	NV	7,197	135
	STMicroelectronics NV	15,656	126
	Publicis Groupe	3,284	125
*	Natixis	20,012	112
	Eiffage SA	1,988	108
	Societe BIC SA	1,538	107
	SCOR SE	4,167	106
	Thales SA	1,931	94
	Klepierre	2,112	88
	Dassault Systemes SA	1,502	87
	Casino Guichard Perrachon
	SA	1,031	82
	Eramet	256	80
	CNP Assurances	781	75
	Safran SA	4,313	70
*	Atos Origin SA	1,468	69
	Eutelsat Communications	2,036	65
*	Cie Generale de
	Geophysique-Veritas	3,041	60
	Societe Television
	Francaise 1	3,698	58
	Legrand SA	2,124	58
	Imerys SA	989	54
	Gecina SA	502	53
	Bureau Veritas SA	953	52
	BioMerieux	450	50
	Eurazeo	773	49
	ICADE	449	47
	Aeroports de Paris	609	46
	PagesJaunes Groupe	3,300	40
*	Air France-KLM	2,389	37
	Societe Des Autoroutes
	Paris-Rhin-Rhone	463	35
	Wendel	579	32
*	JC Decaux SA	1,529	31

			Market
			Value•
		Shares	($000)
	Ciments Francais SA	275	30
	EDF Energies Nouvelles SA	531	28
	Iliad SA	247	27
	Ipsen SA	383	19
	Euler Hermes SA	99	8
			31,529
Germany (3.3%)
	Siemens AG	24,170	2,184
	E.ON AG	52,769	2,022
	Bayer AG	21,995	1,526
	Allianz SE	11,926	1,367
	BASF SE	24,610	1,317
	Daimler AG	27,075	1,315
	Deutsche Bank AG	16,682	1,212
	Deutsche Telekom AG	86,433	1,181
	SAP AG	24,716	1,120
	RWE AG	10,625	932
	Muenchener
	Rueckversicherungs AG	5,733	907
	Deutsche Boerse AG	5,621	455
	Deutsche Post AG	26,599	450
	MAN SE	5,022	414
	Volkswagen AG	2,414	393
	Bayerische Motoren Werke
	AG	7,449	364
	ThyssenKrupp AG	10,356	334
	Linde AG	3,096	325
	HeidelbergCement AG	4,586	274
	Volkswagen AG Pfd.	2,712	270
	Henkel AG & Co. KGaA	5,657	258
	K&S AG	4,557	249
	Fresenius Medical Care
	AG & Co. KGaA	5,000	243
*	Commerzbank AG	23,041	240
	Adidas AG	4,904	227
	Metro AG	4,088	227
	Porsche Automobil
	Holding SE	2,340	179
	Merck KGaA	1,611	152
*	Infineon Technologies AG	31,359	141
	Beiersdorf AG	2,190	135
*	QIAGEN NV	5,893	122
	Fresenius AG Pfd.	2,023	118
	Henkel AG & Co. KGaA	3,011	116
	Salzgitter AG	966	87
	Hochtief AG	1,140	86
	Deutsche Lufthansa AG	5,506	85
	GEA Group AG	3,815	72
*	Deutsche Postbank AG	1,970	61
	Lanxess AG	1,944	61
	Puma AG Rudolf
	Dassler Sport	178	55
*	Hannover
	Rueckversicherung AG	1,174	53
	Wacker Chemie AG	302	43

19

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Fresenius SE	863	43
	Celesio AG	1,661	41
^	Solarworld AG	1,883	41
*,^	TUI AG	5,250	36
	Hamburger Hafen und
	Logistik AG	830	32
	Generali Deutschland
	Holding AG	298	28
	Suedzucker AG	1,351	28
	Fraport AG Frankfurt
	Airport Services
	Worldwide	592	28
*	Q-Cells SE	208	3
			21,652
Greece (0.3%)
*	National Bank of Greece
	SA ADR	90,006	654
	Hellenic
	Telecommunications
	Organization SA ADR	22,804	193
*	Alpha Bank AE	9,570	184
*	EFG Eurobank Ergasias SA	9,774	155
	OPAP SA	6,000	153
*	Piraeus Bank SA	8,073	139
	Coca-Cola Hellenic
	Bottling Co. SA	2,800	73
*	Public Power Corp. SA	2,970	61
	Marfin Investment Group
	SA	10,863	43
	Titan Cement Co. SA	1,230	43
	Hellenic Petroleum SA	2,610	32
			1,730
Hong Kong (1.2%)
	Sun Hung Kai
	Properties Ltd.	56,000	848
	Hutchison Whampoa Ltd.	93,000	653
	Cheung Kong Holdings Ltd.	51,000	647
	Hong Kong Exchanges
	and Clearing Ltd.	29,100	512
	Li & Fung Ltd.	88,000	366
	Hong Kong &
	China Gas Co. Ltd.	136,000	327
	Swire Pacific Ltd.	25,500	311
	Hang Seng Bank Ltd.	21,400	302
	CLP Holdings Ltd.	44,500	298
	Hang Lung Properties Ltd.	61,000	231
	Esprit Holdings Ltd.	34,500	230
	Bank of East Asia Ltd.	65,040	228
	BOC Hong Kong
	Holdings Ltd.	94,500	218
	New World
	Development Ltd.	99,000	213
	Hongkong Electric
	Holdings Ltd.	36,500	195
	Hang Lung Group Ltd.	37,000	185

			Market
			Value•
		Shares	($000)
	Henderson Land
	Development Co. Ltd.	25,000	177
	Sino Land Co. Ltd.	90,000	171
	Wharf Holdings Ltd.	29,000	157
	MTR Corp.	40,000	142
	Link REIT	53,000	119
	Shangri-La Asia Ltd.	61,930	119
	Wheelock & Co. Ltd.	20,000	64
	Kerry Properties Ltd.	11,000	61
	Hopewell Holdings Ltd.	19,000	60
	Giordano International Ltd.	222,000	55
*	Cathay Pacific Airways Ltd.	30,000	49
	Guoco Group Ltd.	4,000	45
*	Foxconn International
	Holdings Ltd.	45,000	39
	Hysan
	Development Co. Ltd.	12,000	35
	ASM Pacific Technology Ltd.	4,400	34
	Wing Hang Bank Ltd.	3,500	34
	Chinese Estates
	Holdings Ltd.	19,500	33
	Hongkong &
	Shanghai Hotels	22,500	32
	Cheung Kong Infrastructure
	Holdings Ltd.	9,000	32
	Lifestyle International
	Holdings Ltd.	19,500	31
	First Pacific Co.	52,000	31
	Yue Yuen Industrial
	Holdings Ltd.	11,000	31
	Hong Kong Aircraft
	Engineerg Co. Ltd.	2,400	28
	Orient Overseas
	International Ltd.	5,500	27
	NWS Holdings Ltd.	14,000	27
	Techtronic Industries Co.	32,000	26
	Television Broadcasts Ltd.	5,000	24
	Shun Tak Holdings Ltd.	34,000	23
	PCCW Ltd.	63,000	15
*	Mongolia Energy Co. Ltd.	35,000	15
	Industrial &
	Commercial Bank of
	China Asia Ltd.	5,000	12
*	Dah Sing Banking Group Ltd.	6,800	9
	Hutchison
	Telecommunications
	Hong Kong Holdings Ltd.	27,000	5
	Cafe de Coral Holdings Ltd.	2,000	4
	Lee & Man Paper
	Manufacturing Ltd.	2,000	4
	Texwinca Holdings Ltd.	4,000	3
*	Johnson Electric
	Holdings Ltd.	6,500	3
	Hutchison
	Telecommunications
	International Ltd.	14,000	3

20

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	C C Land Holdings Ltd.	5,000	3
	Great Eagle Holdings Ltd.	1,000	3
	Hutchison Harbour Ring Ltd.	34,000	2
*	Dah Sing Financial
	Holdings Ltd.	400	2
*	Galaxy Entertainment
	Group Ltd.	5,000	2
	Public Financial Holdings Ltd.	4,000	2
	Chong Hing Bank Ltd.	1,000	2
	Fubon Bank Hong Kong Ltd.	4,000	2
*	First Pacific Co., Ltd.
	Rights Exp. 11/19/2009	10,400	2
*	Melco International
	Development Ltd.	3,000	2
	Kowloon
	Development Co. Ltd.	1,000	1
			7,566
Hungary (0.1%)
*	MOL Hungarian Oil and
	Gas NyRt	2,675	224
*	OTP Bank PLC	7,414	208
	Richter Gedeon Nyrt.	350	73
	Magyar Telekom
	Telecommunications PLC	9,450	41
			546
India (1.3%)
	Infosys Technologies Ltd.
	ADR	19,478	896
	Reliance Industries Ltd.
	GDR	10,450	867
	ICICI Bank Ltd. ADR	17,225	542
	HDFC Bank Ltd. ADR	3,947	437
	Larsen & Toubro Ltd.	10,702	353
	ITC Ltd.	65,271	351
	Housing Development
	Finance Corp.	4,891	274
	Bharti Airtel Ltd.	35,158	217
	Oil & Natural Gas Corp. Ltd.	7,187	171
	Bharat Heavy
	Electricals Ltd.	3,611	169
	Tata Steel Ltd.	13,490	133
	Axis Bank Ltd.	6,816	130
	Jindal Steel & Power Ltd.	9,075	122
	Hindustan Unilever Ltd.	19,661	118
	Jaiprakash Associates Ltd.	26,422	116
	NTPC Ltd.	21,176	95
	Sterlite Industries India Ltd.	5,775	93
	DLF Ltd.	11,665	91
	Tata Consultancy
	Services Ltd.	6,643	88
	Bajaj Auto Ltd.	2,822	83
*	Essar Oil Ltd.	29,175	82
	State Bank of India Ltd.
	GDR	866	79
	Hindalco Industries Ltd.	30,397	78
	Cipla Ltd.	11,965	72

			Market
			Value•
		Shares	($000)
	Infrastructure Development
	Finance Co. Ltd.	23,026	71
	Reliance
	Communications Ltd.	18,701	69
	Wipro Ltd.	5,392	69
	Tata Power Co. Ltd.	2,355	66
	Punjab National Bank Ltd.	3,563	64
	GAIL India Ltd.	8,500	63
	Reliance Infrastructure Ltd.	2,764	61
	Unitech Ltd.	35,546	61
	Grasim Industries Ltd.	1,297	60
	Hero Honda Motors Ltd.	1,785	59
	Maruti Suzuki India Ltd.	1,962	58
	JSW Steel Ltd.	3,635	58
	Steel Authority of India Ltd.	16,628	57
	Sesa Goa Ltd.	8,796	56
	Kotak Mahindra Bank Ltd.	3,703	55
*	Cairn India Ltd.	9,983	55
	Reliance Industries Ltd.	1,282	52
	State Bank of India Ltd.	1,105	51
	Mahindra & Mahindra Ltd.	2,547	49
	Sun Pharmaceutical
	Industries Ltd.	1,674	49
	Tata Motors Ltd.	4,073	48
	Dr Reddys Laboratories Ltd.	2,173	46
	Lupin Ltd.	1,735	45
	Reliance Capital Ltd.	2,825	44
	Crompton Greaves Ltd.	5,454	44
*	Reliance Natural
	Resources Ltd.	32,234	43
*	Housing Development &
	Infrastructure Ltd.	6,221	41
	Piramal Healthcare Ltd.	4,744	38
	United Spirits Ltd.	1,678	38
	HCL Technologies Ltd.	5,856	38
	Siemens India Ltd.	3,380	37
	Adani Enterprises Ltd.	2,411	36
	Satyam Computer
	Services Ltd. ADR	6,743	36
*	Idea Cellular Ltd.	32,485	35
	Hindustan Petroleum
	Corp. Ltd.	4,736	35
	ABB Ltd.	2,131	35
	Bharat Petroleum Corp. Ltd.	3,151	34
	Power Grid Corp. of
	India Ltd.	15,224	33
*	Ranbaxy Laboratories Ltd.	3,987	33
	Bank of India	4,536	32
	Nestle India Ltd.	558	30
*	Reliance Power Ltd.	10,393	30
*	GMR Infrastructure Ltd.	23,104	30
	Punj Lloyd Ltd.	6,563	28
	Indian Oil Corp. Ltd.	4,142	27
*	NHPC Ltd.	39,502	26
*	Adani Power Ltd.	11,943	25
	Aditya Birla Nuvo Ltd.	1,481	25

21

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Tata Communications Ltd.	3,012	25
*	Oracle Financial Sevices
	Software Ltd.	506	23
	Wipro Ltd. ADR	1,286	22
	Union Bank of India	3,919	22
	Aban Offshore Ltd.	801	21
	Mphasis Ltd.	1,471	21
	Tech Mahindra Ltd.	885	17
*	Suzlon Energy Ltd.	12,023	17
*	Lanco Infratech Ltd.	1,446	15
	Bharat Forge Ltd.	2,760	14
	Ashok Leyland Ltd.	14,952	14
	Hindustan Zinc Ltd.	678	13
	Financial Technologies
	India Ltd.	470	12
	Corp Bank	1,243	11
	Godrej Industries Ltd.	2,902	11
	Bajaj Finserv Ltd.	1,537	10
	Ultratech Cement Ltd.	628	10
	Bajaj Holdings and
	Investment Ltd.	965	10
	Bharat Electronics Ltd.	323	10
*	Jet Airways India Ltd.	1,168	9
	Neyveli Lignite Corp. Ltd.	3,390	9
	Dabur India Ltd.	2,859	9
	Bank of Baroda	847	9
	Mangalore Refinery &
	Petrochemicals Ltd.	5,750	9
	Canara Bank	1,238	9
	National Aluminium Co. Ltd.	1,179	9
	Colgate-Palmolive India Ltd.	595	9
	Sun TV Network Ltd.	1,307	9
	Zee Entertainment
	Enterprises Ltd.	1,759	8
	Power Finance Corp. Ltd.	1,785	8
	Castrol India Ltd.	742	8
	IDBI Bank Ltd.	3,367	8
	Tata Chemicals Ltd.	1,429	8
	ACC Ltd.	491	8
	Mundra Port and
	Special Economic
	Zone Ltd.	731	8
	Shipping Corp. of
	India Ltd.	2,795	8
	Oriental Bank of
	Commerce	1,490	8
	Ambuja Cements Ltd.	3,515	7
*	Tata Teleservices
	Maharashtra Ltd.	10,939	6
	Great Eastern
	Shipping Co. Ltd.	1,077	5
	Indiabulls Financial
	Services Ltd.	1,287	5
	Mahanagar Telephone
	Nigam	2,962	4

			Market
			Value•
		Shares	($000)
	Divi’s Laboratories Ltd.	360	4
	Glenmark
	Pharmaceuticals Ltd.	216	1
			8,315
Indonesia (0.2%)
	Astra International Tbk PT	94,500	304
	Telekomunikasi Indonesia
	Tbk PT	284,000	245
	Bank Central Asia Tbk PT	494,000	233
	Bank Rakyat Indonesia	227,500	166
	Bumi Resources Tbk PT	547,500	132
	United Tractors Tbk PT	56,500	87
	Perusahaan Gas Negara PT	177,500	66
	Bank Mandiri Tbk PT	94,000	45
	Tambang Batubara Bukit
	Asam Tbk PT	24,000	37
	Unilever Indonesia Tbk PT	30,000	31
	Indosat Tbk PT	52,500	28
	Gudang Garam Tbk PT	13,000	19
	Indofood Sukses Makmur
	Tbk PT	58,500	18
	Indocement Tunggal
	Prakarsa Tbk PT	12,000	14
	Bank Danamon Indonesia
	Tbk PT	28,995	13
	Astra Agro Lestari Tbk PT	5,500	12
	Aneka Tambang Tbk PT	50,000	12
*	International Nickel
	Indonesia Tbk PT	28,000	12
	Semen Gresik Persero
	Tbk PT	13,000	9
*	Bank Pan Indonesia Tbk PT	94,000	7
			1,490
Ireland (0.1%)
	CRH PLC	19,516	478
*	Governor & Co. of
	the Bank of Ireland	36,194	91
*	Elan Corp. PLC	16,288	85
	Kerry Group PLC Class A	2,658	79
*	Allied Irish Banks PLC	28,487	79
*	Ryanair Holdings PLC	10,139	44
*	Anglo Irish Bank Corp. Ltd.	14,385	5
			861
Israel (0.4%)
	Teva Pharmaceutical
	Industries Ltd.	24,463	1,233
*	Check Point Software
	Technologies	6,800	211
	Israel Chemicals Ltd.	16,377	191
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	40,830	91
*	Bank Hapoalim BM	21,040	77
	Perrigo Co.	1,533	56

22

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bank Leumi Le-Israel BM	13,800	54
	Partner
	Communications Co. Ltd.	1,900	36
*	Nice Systems Ltd.	1,000	31
*	Israel Corp. Ltd.	45	31
	Elbit Systems Ltd.	500	30
	Makhteshim-Agan
	Industries Ltd.	5,400	25
	Cellcom Israel Ltd.	748	22
	Delek Group Ltd.	129	21
*	Clal Insurance	900	19
*	Elbit Imaging Ltd.	579	14
	Discount Investment Corp.	600	14
*	Mizrahi Tefahot Bank Ltd.	1,500	12
*	Clal Industries and
	Investments	2,300	12
	Koor Industries Ltd.	400	12
	Delek Automotive
	Systems Ltd.	1,000	11
	Oil Refineries Ltd.	19,025	11
*	First International Bank Of
	Israel Ltd.	708	10
	Israel Discount Bank Ltd.
	Class A	5,200	10
	Gazit-Globe Ltd.	1,058	10
	Property & Building Corp.	137	10
*	Harel Insurance
	Investments &
	Financial Services Ltd.	200	10
*	Hot Telecommunication
	System Ltd.	900	9
*	Migdal Insurance &
	Financial Holding Ltd.	5,000	8
	Paz Oil Co. Ltd.	50	8
*	Africa Israel
	Investments Ltd.	600	8
	IDB Holding Corp. Ltd.	302	7
	Shufersal Ltd.	1,500	7
	Ormat Industries	762	7
	Strauss Group Ltd.	500	7
	Osem Investments Ltd.	400	5
			2,330
Italy (1.6%)
	ENI SPA	72,814	1,803
*	UniCredit SPA	448,534	1,503
	Enel SPA	195,423	1,163
	Assicurazioni Generali SPA	40,655	1,024
*	Intesa Sanpaolo SPA	238,312	1,003
	Telecom Italia SPA	358,680	570
*	Fiat SPA	23,135	344
	Tenaris SA ADR	8,784	313
	Saipem SPA	7,894	233
	Atlantia SPA	9,836	233
	Unione di Banche Italiane
	SCPA	14,255	204
*	Banco Popolare SC	19,824	172

			Market
			Value•
		Shares	($000)
	Snam Rete Gas SPA	34,158	166
	Finmeccanica SPA	9,196	154
	Telecom Italia SPA RNC	138,625	152
	Mediaset SPA	19,820	129
	Banca Monte dei Paschi
	di Siena SPA	67,571	128
	Terna Rete Elettrica
	Nazionale SPA	32,070	127
	Mediobanca SPA	9,537	122
^	Bulgari SPA	13,803	113
	Mediolanum SPA	17,581	112
	Parmalat SPA	38,241	106
*	Autogrill SPA	8,082	91
*	Unipol Gruppo Finanziario
	SPA	90,640	86
*	Luxottica Group SPA	2,802	68
	Banca Popolare di
	Milano Scarl	8,822	66
	Fondiaria-Sai SPA	4,737	58
	A2A SPA	30,365	56
	Banca Carige SPA	18,844	53
*	Pirelli & C SPA	85,948	48
	Exor SPA	1,909	38
	Fondiaria-Sai SPA	2,001	36
	Italcementi SPA	4,726	36
	Buzzi Unicem SPA	1,855	31
	Lottomatica SPA	1,383	29
	Italcementi SPA	2,037	29
	Saras SPA	8,757	28
	Edison SPA	18,221	28
	Exor SPA	942	10
	Benetton Group SPA	588	6
*	Unipol Gruppo Finanziario
	SPA	3,259	5
			10,676
Japan (8.3%)
	Toyota Motor Corp.	68,900	2,720
	Mitsubishi UFJ Financial
	Group Inc.	309,400	1,648
	Canon Inc.	35,800	1,350
	Honda Motor Co. Ltd.	37,400	1,155
	Panasonic Corp.	66,000	932
	Sumitomo Mitsui Financial
	Group Inc.	27,200	925
	Sony Corp.	26,600	785
	NTT DoCoMo Inc.	520	754
	Mitsubishi Corp.	35,000	742
	Tokyo Electric Power Co. Inc.	29,100	715
	Takeda
	Pharmaceutical Co. Ltd.	17,500	700
	Nomura Holdings Inc.	94,400	665
	Nippon Telegraph &
	Telephone Corp.	16,000	660
	Nintendo Co. Ltd.	2,600	652
	Nippon Steel Corp.	151,000	576
	East Japan Railway Co.	8,800	564

23

Total World Stock Index Fund

		Market
		Value•
	Shares	($000)
Mizuho Financial
Group Inc.	281,200	555
Komatsu Ltd.	28,000	546
Mitsui & Co. Ltd.	41,200	541
KDDI Corp.	100	531
Mitsubishi Estate Co. Ltd.	33,000	498
Shin-Etsu
Chemical Co. Ltd.	9,300	493
Toshiba Corp.	83,000	474
Kansai Electric
Power Co. Inc.	21,500	465
Nissan Motor Co. Ltd.	63,500	459
Fanuc Ltd.	5,500	457
Tokio Marine Holdings Inc.	17,800	455
Kyocera Corp.	5,300	445
Japan Tobacco Inc.	155	435
JFE Holdings Inc.	13,300	433
Astellas Pharma Inc.	10,600	390
Seven & I Holdings Co. Ltd.	17,600	385
Mitsubishi Heavy
Industries Ltd.	104,000	368
FUJIFILM Holdings Corp.	12,900	367
Softbank Corp.	15,300	361
Mitsui Fudosan Co. Ltd.	22,000	356
Murata
Manufacturing Co. Ltd.	7,100	346
Central Japan Railway Co.	49	326
Chubu Electric
Power Co. Inc.	14,600	326
Mitsui Sumitomo Insurance
Group Holdings Inc.	13,600	317
Suzuki Motor Corp.	13,000	315
Bridgestone Corp.	18,900	312
Daiichi Sankyo Co. Ltd.	15,600	305
Mitsubishi Electric Corp.	39,000	297
Fujitsu Ltd.	50,000	294
Sumitomo Corp.	30,100	292
Kao Corp.	13,000	290
Denso Corp.	10,400	284
Kirin Holdings Co. Ltd.	17,000	277
Rohm Co. Ltd.	4,100	272
Sumitomo Metal
Industries Ltd.	102,000	261
ITOCHU Corp.	41,000	259
Yamada Denki Co. Ltd.	4,180	255
Daikin Industries Ltd.	7,000	237
Yakult Honsha Co. Ltd.	9,000	234
ORIX Corp.	3,530	228
Hitachi Ltd.	70,000	226
Sumitomo Metal
Mining Co. Ltd.	14,000	221
Daiwa Securities Group Inc.	41,000	216
Fast Retailing Co. Ltd.	1,300	214
Sharp Corp.	20,000	213
Electric Power
Development Co. Ltd.	6,800	210

			Market
			Value•
		Shares	($000)
	Sumitomo Realty &
	Development Co. Ltd.	11,000	209
	Nippon Oil Corp.	41,000	202
	Ibiden Co. Ltd.	5,600	200
	Marubeni Corp.	40,000	198
	Terumo Corp.	3,700	195
	Eisai Co. Ltd.	5,400	192
	Secom Co. Ltd.	4,100	191
	Keyence Corp.	960	191
	Nomura Research
	Institute Ltd.	8,800	190
	Ricoh Co. Ltd.	14,000	190
	Tokyo Gas Co. Ltd.	48,000	190
	Tohoku Electric
	Power Co. Inc.	9,100	187
	Tokyo Electron Ltd.	3,200	180
	Mitsui OSK Lines Ltd.	31,000	180
	Sumitomo Chemical Co. Ltd.	45,000	179
	Asahi Glass Co. Ltd.	21,000	177
	Sumitomo Electric
	Industries Ltd.	14,400	175
	Hoya Corp.	7,900	174
	Daito Trust
	Construction Co. Ltd.	4,100	170
	Kyushu Electric
	Power Co. Inc.	8,300	169
	Sumitomo Trust &
	Banking Co. Ltd.	32,000	167
	Dai Nippon Printing Co. Ltd.	13,000	163
	Mitsubishi Chemical
	Holdings Corp.	42,500	158
	Olympus Corp.	4,900	153
	SMC Corp.	1,300	148
	Isuzu Motors Ltd.	69,000	146
*,^	Mitsubishi Motors Corp.	96,000	142
	Asahi Breweries Ltd.	7,900	140
	Resona Holdings Inc.	11,600	138
	Toray Industries Inc.	24,000	137
	Higo Bank Ltd.	23,000	136
	NGK Insulators Ltd.	6,000	135
	Seino Holdings Corp.	18,000	133
	INPEX Corp.	16	131
	Nikon Corp.	7,000	130
	Shionogi & Co. Ltd.	6,000	129
	Shiseido Co. Ltd.	7,000	128
	TDK Corp.	2,200	126
	Hankyu Hanshin
	Holdings Inc.	28,000	125
	Yahoo! Japan Corp.	405	124
	Osaka Gas Co. Ltd.	37,000	124
	Chugoku Electric
	Power Co. Inc.	6,000	121
	West Japan Railway Co.	34	120
	Fukuyama
	Transporting Co. Ltd.	23,000	120
	Shizuoka Bank Ltd.	12,000	119

24

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Aeon Co. Ltd.	13,300	119
	Nidec Corp.	1,400	118
	Yamato Holdings Co. Ltd.	8,000	118
	T&D Holdings Inc.	4,550	118
	Sotetsu Holdings Inc.	27,000	116
^	Casio Computer Co. Ltd.	15,800	116
	Asahi Kasei Corp.	23,000	114
	Mitsubishi Materials Corp.	43,000	113
	Bank of Yokohama Ltd.	23,000	113
	Ajinomoto Co. Inc.	12,000	113
	Shikoku Electric Power Co.	3,900	110
	Kubota Corp.	14,000	109
	Toppan Printing Co. Ltd.	12,000	107
	Daiwa House
	Industry Co. Ltd.	10,000	107
	Odakyu Electric
	Railway Co. Ltd.	13,000	106
	Sekisui House Ltd.	12,000	104
	Toho Gas Co. Ltd.	20,000	104
	Sojitz Corp.	55,200	102
	Kobe Steel Ltd.	55,000	100
	Chugai
	Pharmaceutical Co. Ltd.	5,100	100
	Ono
	Pharmaceutical Co. Ltd.	2,100	100
	Sompo Japan Insurance Inc.	17,000	99
	Kokuyo Co. Ltd.	11,200	98
	Kintetsu Corp.	27,000	96
	Chuo Mitsui Trust
	Holdings Inc.	26,000	95
	Omron Corp.	5,600	94
	Aisin Seiki Co. Ltd.	3,700	94
	Nitto Denko Corp.	3,100	94
	Kuraray Co. Ltd.	9,000	93
	Tokyu Corp.	21,000	92
	JS Group Corp.	5,600	91
	Taisho
	Pharmaceutical Co. Ltd.	5,000	91
*	NEC Corp.	32,000	91
	Nippon Paint Co. Ltd.	15,000	90
	JSR Corp.	4,600	90
	Makita Corp.	2,700	89
	Benesse Corp.	2,000	88
	JTEKT Corp.	8,300	88
	Toyota Industries Corp.	3,200	87
	Hokuriku Electric Power Co.	3,800	87
	Trend Micro Inc.	2,500	87
	Chiba Bank Ltd.	14,000	86
	Nippon Express Co. Ltd.	21,000	86
	Lawson Inc.	1,900	85
	Nissin Foods
	Holdings Co., Ltd.	2,400	85
	Konica Minolta
	Holdings Inc.	9,000	85
	OJI Paper Co. Ltd.	19,000	83
	Tobu Railway Co. Ltd.	15,000	82

			Market
			Value•
		Shares	($000)
	Keio Corp.	13,000	82
*,^	Sanyo Electric Co. Ltd.	33,000	82
	Nippon Yusen KK	22,000	81
	NTT Data Corp.	28	81
	Keihin Electric Express
	Railway Co. Ltd.	10,000	80
	Advantest Corp.	3,600	79
	Mazda Motor Corp.	35,000	79
	Brother Industries Ltd.	6,900	79
	Taiyo Nippon Sanso Corp.	7,000	78
	Hokkaido Electric
	Power Co. Inc.	4,000	77
	Fukuoka Financial Group Inc.	21,000	77
	JGC Corp.	4,000	76
	Nipponkoa
	Insurance Co. Ltd.	14,000	76
	Nippon Mining
	Holdings Inc.	17,000	76
	Panasonic Electric
	Works Co. Ltd.	6,000	76
	Nippon Electric
	Glass Co. Ltd.	7,000	75
	Stanley Electric Co. Ltd.	3,800	74
	TonenGeneral Sekiyu KK	8,000	73
	Hirose Electric Co. Ltd.	700	72
	SBI Holdings Inc.	387	71
	Joyo Bank Ltd.	16,000	70
	Kyowa Hakko Kirin Co. Ltd.	6,000	69
	Toyo Seikan Kaisha Ltd.	4,100	69
	Sony Financial Holdings Inc.	24	69
	Shimano Inc.	1,800	69
	Circle K Sunkus Co. Ltd.	5,000	69
	Unicharm Corp.	700	67
	Sekisui Chemical Co. Ltd.	11,000	67
	Japan Steel Works Ltd.	6,000	66
	NSK Ltd.	11,000	64
	Bank of Kyoto Ltd.	7,000	64
	Iyo Bank Ltd.	7,000	63
	Fuji Heavy Industries Ltd.	16,000	63
	THK Co. Ltd.	3,600	62
	Aioi Insurance Co. Ltd.	14,000	62
	Kurita Water
	Industries Ltd.	2,000	61
	Mitsumi Electric Co. Ltd.	3,000	61
*,^	GS Yuasa Corp.	7,000	60
	Kawasaki Heavy
	Industries Ltd.	24,000	60
	Dentsu Inc.	2,700	58
	Sankyo Co. Ltd.	1,000	57
	Obayashi Corp.	15,000	57
	Isetan Mitsukoshi
	Holdings Ltd.	5,800	56
	Oriental Land Co. Ltd.	800	54
	All Nippon
	Airways Co. Ltd.	19,000	53
	Toyo Suisan Kaisha Ltd.	2,000	52

25

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mediceo Paltac
	Holdings Co. Ltd.	3,700	52
	Nissan Chemical
	Industries Ltd.	4,000	52
	Nitori Co. Ltd.	600	49
	Nagoya Railroad Co. Ltd.	16,000	49
	Rinnai Corp.	1,100	48
	Konami Corp.	2,600	47
	Cosmo Oil Co. Ltd.	18,000	47
	Air Water Inc.	4,000	47
	Nisshin Seifun Group Inc.	3,500	47
	Keihan Electric
	Railway Co. Ltd.	11,000	46
	Kikkoman Corp.	4,000	46
	Dainippon Sumitomo
	Pharma Co. Ltd.	4,400	46
	Hokuhoku Financial
	Group Inc.	21,000	45
*	MEIJI Holdings Co. Ltd.	1,117	45
	Nippon Paper Group Inc.	1,700	45
	Toho Co. Ltd.	3,000	45
	Tsumura & Co.	1,300	45
	Hisamitsu
	Pharmaceutical Co. Inc.	1,300	45
	Santen
	Pharmaceutical Co. Ltd.	1,300	45
	Aeon Mall Co. Ltd.	2,100	44
	Kawasaki Kisen Kaisha Ltd.	12,000	44
	Hitachi Chemical Co. Ltd.	2,200	44
	Kansai Paint Co. Ltd.	5,000	42
	Shimizu Corp.	11,000	42
*	Kagome Co. Ltd.	2,200	42
	Hachijuni Bank Ltd.	7,000	41
	Teijin Ltd.	14,000	41
	Daihatsu Motor Co. Ltd.	4,000	41
	Dowa Holdings Co., Ltd.	7,000	41
	Chugoku Bank Ltd.	3,000	40
	Denki Kagaku Kogyo K K	11,000	40
	77 Bank Ltd.	7,000	40
	Seiko Epson Corp.	2,600	40
*	IHI Corp.	21,000	40
	Hamamatsu Photonics KK	1,600	40
	Hitachi Construction
	Machinery Co. Ltd.	1,700	40
	Toyota Boshoku Corp.	1,900	40
	Keisei Electric
	Railway Co. Ltd.	7,000	39
	Yaskawa Electric Corp.	5,000	39
	Suzuken Co. Ltd.	1,100	39
	Yokogawa Electric Corp.	4,800	39
	FamilyMart Co. Ltd.	1,300	39
	NOK Corp.	2,900	38
	Sega Sammy Holdings Inc.	2,700	38
	Mitsubishi Tanabe
	Pharma Corp.	3,000	38
	Shimamura Co. Ltd.	400	38

			Market
			Value•
		Shares	($000)
	Yamaguchi Financial
	Group Inc.	4,000	38
	Hitachi Metals Ltd.	4,000	38
*	Mizuho Trust &
	Banking Co. Ltd.	40,000	38
	Mizuho Securities Co. Ltd.	11,000	38
	J Front Retailing Co. Ltd.	8,000	38
	Mitsui Chemicals Inc.	11,000	38
	Tokuyama Corp.	6,000	38
	Kajima Corp.	16,000	37
	Yamazaki Baking Co. Ltd.	3,000	37
	Amada Co. Ltd.	6,000	37
	Toyoda Gosei Co. Ltd.	1,300	36
	Wacoal Holdings Corp.	3,000	36
	Sumitomo Heavy
	Industries Ltd.	8,000	36
	Daicel Chemical
	Industries Ltd.	6,000	36
	Ushio Inc.	2,300	36
	Suruga Bank Ltd.	4,000	36
	Nippon Kayaku Co. Ltd.	4,000	36
	Credit Saison Co. Ltd.	3,200	36
	Toyota Tsusho Corp.	2,500	36
	USS Co. Ltd.	590	36
	Asics Corp.	4,000	36
	Nippon Sheet Glass Co. Ltd.	12,000	35
*,^	Shinsei Bank Ltd.	27,000	35
	Nippon Meat Packers Inc.	3,000	35
*	Ebara Corp.	8,000	35
	Yokohama Rubber Co. Ltd.	8,000	35
	San-In Godo Bank Ltd.	4,000	35
	Showa Denko KK	18,000	35
	Mitsubishi Rayon Co. Ltd.	10,000	35
	Hiroshima Bank Ltd.	9,000	35
	Sumco Corp.	1,800	34
	Furukawa Electric Co. Ltd.	9,000	34
	Tokyo Steel
	Manufacturing Co. Ltd.	2,600	34
	NGK Spark Plug Co. Ltd.	3,000	34
	Taiyo Yuden Co. Ltd.	3,000	34
	Fujikura Ltd.	7,000	34
	Takashimaya Co. Ltd.	5,000	34
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	13,000	34
	Nippon Shokubai Co. Ltd.	4,000	34
	Ube Industries Ltd.	13,000	33
	Nissha Printing Co. Ltd.	700	33
	Citizen Holdings Co. Ltd.	5,900	33
	Namco Bandai Holdings Inc.	3,200	33
	Ezaki Glico Co. Ltd.	3,000	33
	Nanto Bank Ltd.	6,000	33
	Kinden Corp.	4,000	32
	Miraca Holdings Inc.	1,000	32
	QP Corp.	2,800	32
	Tokyu Land Corp.	8,000	32
	Ryohin Keikaku Co. Ltd.	700	31

26

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hokkoku Bank Ltd.	8,000	31
*	Elpida Memory Inc.	2,400	31
	Sapporo Holdings Ltd.	6,000	31
	Gunma Bank Ltd.	6,000	31
	NHK Spring Co. Ltd.	4,000	31
	UNY Co. Ltd.	4,200	31
	Dena Co. Ltd.	9	31
	DIC Corp.	19,000	31
	Onward Holdings Co. Ltd.	5,000	31
	Shiga Bank Ltd.	5,000	31
	Yamaha Motor Co. Ltd.	2,600	31
*	Mitsui Mining &
	Smelting Co. Ltd.	12,000	31
	Oracle Corp. Japan	700	31
	Canon Marketing Japan Inc.	1,900	31
	Sumitomo Forestry Co. Ltd.	4,000	31
	Takara Holdings Inc.	5,000	31
	Obic Co. Ltd.	180	30
	Nishi-Nippon
	Railroad Co. Ltd.	8,000	30
	Komeri Co. Ltd.	1,100	30
	Autobacs Seven Co. Ltd.	900	30
	Alfresa Holdings Corp.	700	30
	NTN Corp.	8,000	30
	Kobayashi
	Pharmaceutical Co. Ltd.	700	30
	Pacific Metals Co. Ltd.	4,000	30
	Kamigumi Co. Ltd.	4,000	30
	Yamato Kogyo Co. Ltd.	1,000	30
	Alps Electric Co. Ltd.	4,800	30
	Japan Petroleum
	Exploration Co.	600	30
	Square Enix
	Holdings Co., Ltd.	1,200	30
	Maruichi Steel Tube Ltd.	1,600	30
	Fuji Electric
	Holdings Co. Ltd.	16,000	30
	Nishi-Nippon City Bank Ltd.	12,000	30
	TOTO Ltd.	5,000	30
	Tosoh Corp.	11,000	30
	Yamatake Corp.	1,400	30
	Kagoshima Bank Ltd.	4,000	30
	Sumitomo Rubber
	Industries Ltd.	3,200	29
	Nisshinbo Holdings Inc.	3,000	29
	Taisei Corp.	15,000	29
	Minebea Co. Ltd.	7,000	29
	Idemitsu Kosan Co. Ltd.	400	29
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	980	29
	Chiyoda Corp.	4,000	29
	ABC-Mart Inc.	1,000	29
	Tokai Carbon Co. Ltd.	6,000	29
	Mabuchi Motor Co. Ltd.	600	29
	Sapporo Hokuyo
	Holdings Inc.	8,500	29

			Market
			Value•
		Shares	($000)
	House Foods Corp.	1,800	29
	Nomura Real Estate
	Holdings Inc.	1,800	29
	Hakuhodo DY
	Holdings Inc.	570	29
	Juroku Bank Ltd.	8,000	29
	Ito En Ltd.	1,700	29
	Showa Shell Sekiyu KK	2,900	29
	Sumitomo Bakelite Co. Ltd.	6,000	28
	Rengo Co. Ltd.	5,000	28
	Aeon Credit Service Co. Ltd.	2,900	28
	Shimadzu Corp.	4,000	28
	Mitsubishi Gas
	Chemical Co. Inc.	6,000	28
	Matsumotokiyoshi
	Holdings Co. Ltd.	1,200	28
	Ogaki Kyoritsu Bank Ltd.	8,000	27
	Aoyama Trading Co. Ltd.	1,700	27
	Daido Steel Co. Ltd.	8,000	27
	Marui Group Co. Ltd.	4,700	27
	Yamaha Corp.	2,600	27
	Shinko Electric
	Industries Co. Ltd.	1,800	27
	Toda Corp.	8,000	27
	Glory Ltd.	1,200	26
	Toyobo Co. Ltd.	17,000	26
	Sumitomo Osaka
	Cement Co. Ltd.	15,000	26
	Awa Bank Ltd.	5,000	26
	Kaneka Corp.	4,000	26
*	Aozora Bank Ltd.	22,000	26
	Nichirei Corp.	7,000	26
	Musashino Bank Ltd.	900	26
	NTT Urban
	Development Corp.	32	26
	Daishi Bank Ltd.	7,000	25
	Matsui Securities Co. Ltd.	3,500	25
	Jafco Co. Ltd.	900	24
	Izumi Co. Ltd.	2,000	24
	Tokyo Tatemono Co. Ltd.	5,000	24
	Capcom Co. Ltd.	1,400	24
*	Japan Airlines Corp.	18,000	23
	Kissei
	Pharmaceutical Co. Ltd.	1,000	22
	Mitsubishi Logistics Corp.	2,000	22
	Nisshin Steel Co. Ltd.	13,000	22
	Nipro Corp.	1,000	22
	COMSYS Holdings Corp.	2,000	20
	Taiheiyo Cement Corp.	17,000	20
	IT Holdings Corp.	1,600	20
*	Haseko Corp.	25,500	20
	Don Quijote Co. Ltd.	700	19
	Leopalace21 Corp.	3,300	18
	Lion Corp.	3,000	15
	Koito
	Manufacturing Co. Ltd.	1,000	14

27

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Shimachu Co. Ltd.	600	14
	Takata Corp.	700	13
	Coca-Cola West Co. Ltd.	700	13
*	Dainippon Screen
	Manufacturing Co. Ltd.	3,000	13
	Tokai Rika Co. Ltd.	600	12
	Hyakujushi Bank Ltd.	3,000	12
	Nagase & Co. Ltd.	1,000	12
	Nabtesco Corp.	1,000	11
	Disco Corp.	200	11
	Culture Convenience
	Club Co. Ltd.	1,700	10
	Mochida
	Pharmaceutical Co. Ltd.	1,000	10
	Sundrug Co. Ltd.	400	10
	Point Inc.	170	10
	Hyakugo Bank Ltd.	2,000	10
	Funai Electric Co. Ltd.	200	9
	Zeon Corp.	2,000	9
	Tokyo Style Co. Ltd.	1,000	8
	Toshiba TEC Corp.	2,000	8
	Gunze Ltd.	2,000	8
	Nidec Sankyo Corp.	1,000	8
	Mori Seiki Co. Ltd.	700	8
	Hino Motors Ltd.	2,000	7
	NS Solutions Corp.	400	7
	Lintec Corp.	400	7
	Tokai Rubber Industries Inc.	600	7
	Ulvac Inc.	300	7
	MISUMI Group Inc.	400	7
	Hitachi Koki Co. Ltd.	600	7
	Nippon Television
	Network Corp.	50	7
	PanaHome Corp.	1,000	6
	Toho Titanium Co. Ltd.	500	6
	Kandenko Co. Ltd.	1,000	6
*	Mizuho Investors
	Securities Co. Ltd.	6,000	6
	Shima Seiki
	Manufacturing Ltd.	300	6
	H2O Retailing Corp.	1,000	6
	Promise Co. Ltd.	950	6
	Sumitomo Real Estate
	Sales Co. Ltd.	170	6
	Monex Group Inc.	15	6
	Sohgo Security
	Services Co. Ltd.	500	6
	Acom Co. Ltd.	450	6
	Hikari Tsushin Inc.	300	6
	Toyota Auto Body Co. Ltd.	300	6
	Itochu Techno-
	Solutions Corp.	200	5
	Hitachi Cable Ltd.	2,000	5
	OSAKA Titanium
	Technologies Co.	200	5
	Otsuka Corp.	100	5

			Market
			Value•
		Shares	($000)
	Hitachi Capital Corp.	400	5
	Hitachi High-
	Technologies Corp.	300	5
	Toppan Forms Co. Ltd.	400	5
	Heiwa Corp.	500	5
	OKUMA Corp.	1,000	5
	Keiyo Bank Ltd.	1,000	5
	Sumisho Computer
	Systems Corp.	300	5
	Okasan Securities Group Inc.	1,000	5
	SKY Perfect JSAT
	Holdings Inc.	10	5
	TV Asahi Corp.	3	5
	Tokyo Broadcasting System
	Holdings Inc.	300	4
	Sysmex Corp.	100	4
	Nissay Dowa General
	Insurance Co. Ltd.	1,000	4
	Fuji Media Holdings Inc.	3	4
	Kose Corp.	200	4
	kabu.com Securities Co. Ltd.	4	4
	Kansai Urban Banking Corp.	3,000	4
	Bank of Nagoya Ltd.	1,000	4
	Asatsu-DK Inc.	200	4
	Axell Corp.	100	4
*	NEC Electronics Corp.	500	4
	Takefuji Corp.	630	2
*	SFCG Co. Ltd.	120	—
			53,398
Luxembourg (0.0%)
*	Millicom International
	Cellular SA	2,647	166
	RTL Group SA	436	27
			193
Malaysia (0.4%)
	CIMB Group Holdings Bhd.	84,700	307
	Sime Darby Bhd.	106,100	274
	Public Bank Bhd.	86,511	269
	Malayan Banking Bhd.	131,815	255
	IOI Corp. Bhd.	117,600	182
	Genting Bhd.	72,900	153
*	Axiata Group Bhd.	153,766	131
	MISC Bhd.	31,700	82
	AMMB Holdings Bhd.	50,200	69
	PPB Group Bhd.	14,300	63
	Kuala Lumpur Kepong Bhd.	13,100	57
	British American Tobacco
	Malaysia Bhd.	4,200	55
	DiGi.com Bhd.	8,500	54
	Tenaga Nasional Bhd.	22,100	54
	IJM Corp. Bhd.	36,260	51
	YTL Power International Bhd.	77,337	49
	Genting Malaysia Bhd.	58,900	47
	UMW Holdings Bhd.	24,600	45
	PLUS Expressways Bhd.	45,700	44
	YTL Corp. Bhd.	19,788	42

28

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hong Leong Bank Bhd.	17,200	38
	SP Setia Bhd.	31,400	35
	Gamuda Bhd.	35,900	33
	MMC Corp. Bhd.	41,100	30
	Petronas Dagangan Bhd.	11,400	30
	Tanjong PLC	6,700	30
	Petronas Gas Bhd.	10,100	29
	Astro All Asia Networks PLC	29,600	29
	Alliance Financial Group
	Bhd.	39,200	28
	Parkson Holdings Bhd.	18,600	28
	Telekom Malaysia Bhd.	22,300	20
	Berjaya Sports Toto Bhd.	15,000	19
	Proton Holdings Bhd.	9,400	10
	EON Capital Bhd.	5,400	9
	Lafarge Malayan Cement
	Bhd.	4,300	8
	RHB Capital Bhd.	4,400	7
	Puncak Niaga Holding Bhd.	5,100	5
			2,671
Mexico (0.6%)
	America Movil SAB de CV	554,133	1,223
*	Grupo Mexico SAB de CV
	Class B	240,453	482
	Fomento Economico
	Mexicano SAB de CV	70,400	305
	Wal-Mart de Mexico SAB
	de CV	82,800	289
*	Cemex SAB de CV ADR	27,352	284
	Grupo Televisa SA	73,200	283
	Telefonos de Mexico SAB
	de CV	309,600	258
	Grupo Financiero Banorte
	SAB de CV	66,900	214
	Telmex Internacional SAB
	de CV	206,158	139
*	Carso Global Telecom SAB
	de CV	24,600	96
*	Grupo Modelo SAB de CV	14,700	67
	Grupo Financiero Inbursa
	SA	22,400	63
	Grupo Elektra SA de CV	1,600	63
	Industrias Penoles SAB
	de CV	2,850	52
	Grupo Carso SAB de CV	16,100	47
	Grupo Bimbo SAB de CV
	Class A	7,500	44
	Kimberly-Clark de Mexico
	SAB de CV Class A	10,800	43
	Alfa SAB de CV Class A	7,600	39
*	Urbi Desarrollos Urbanos
	SAB de CV	15,000	29
	Grupo Aeroportuario del
	Pacifico SAB de CV
	Class B	11,000	28

			Market
			Value•
		Shares	($000)
	Mexichem SAB de CV	5,815	9
*	Impulsora Del Desarrollo
	Y El Empleo en America
	Latina SAB de CV	7,300	7
*	Carso Infraestructura y
	Construccion SAB de CV	9,700	5
*	Organizacion Soriana SAB
	de CV Class B	2,300	5
			4,074
Netherlands (1.0%)
	Unilever NV	42,162	1,299
	Koninklijke KPN NV	40,579	736
*	ING Groep NV	56,247	732
	Koninklijke Philips
	Electronics NV	26,519	666
	Koninklijke Ahold NV	33,504	422
	Akzo Nobel NV	6,526	385
*	Aegon NV	51,362	365
	Reed Elsevier NV	27,227	317
	TNT NV	11,597	308
	ASML Holding NV	9,845	266
	Heineken NV	5,620	248
	Koninklijke DSM NV	4,138	181
	Wolters Kluwer NV	6,585	147
	Corio NV	1,742	118
	Heineken Holding NV	2,818	110
*	Randstad Holding NV	2,650	101
	Fugro NV	1,747	97
	SBM Offshore NV	3,446	66
			6,564
New Zealand (0.1%)
	Fletcher Building Ltd.	13,771	81
	Telecom Corp. of
	New Zealand Ltd.	41,938	76
	Auckland International
	Airport Ltd.	35,852	52
	Contact Energy Ltd.	9,078	40
	Sky City Entertainment
	Group Ltd.	14,815	37
	Kiwi Income Property Trust	41,436	32
	Fisher & Paykel
	Healthcare Corp. Ltd.	11,541	25
	Air New Zealand Ltd.	8,903	8
	Sky Network Television Ltd.	2,309	8
	Warehouse Group Ltd.	2,427	8
	Vector Ltd.	4,251	6
			373
Norway (0.4%)
	StatoilHydro ASA	34,050	802
*	Telenor ASA	24,400	315
	Orkla ASA	29,450	272
*	DnB NOR ASA	22,700	260
	Yara International ASA	7,250	240
*	Norsk Hydro ASA	30,500	200
*	Seadrill Ltd.	8,800	183

29

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Storebrand ASA	22,000	149
	Aker Solutions ASA	4,710	57
*	Renewable Energy Corp. AS	7,603	45
			2,523
Peru (0.1%)
	Cia de Minas
	Buenaventura SA ADR	7,678	258
	Credicorp Ltd.	800	55
*	Volcan Cia Minera SAA
	Class B	20,403	24
	Sociedad Minera Cerro
	Verde SA	543	12
			349
Philippines (0.0%)
	Manila Electric Co.	15,000	58
	Philippine Long Distance
	Telephone Co.	1,000	54
	Bank of the
	Philippine Islands	40,136	39
	SM Investments Corp.	5,000	33
	SM Prime Holdings Inc.	134,000	28
	Ayala Land Inc.	106,300	23
	Jollibee Foods Corp.	20,000	21
	Globe Telecom Inc.	1,000	19
	Ayala Corp.	2,000	12
*	Petron Corp.	47,000	5
	Metropolitan Bank & Trust	3,000	3
	Banco de Oro Unibank Inc.	3,000	2
			297
Poland (0.1%)
	Powszechna Kasa
	Oszczednosci Bank Polski
	SA	24,131	286
*	Bank Pekao SA	4,079	219
	KGHM Polska Miedz SA	3,126	105
	Telekomunikacja Polska SA	14,500	85
*	Polski Koncern
	Naftowy Orlen	6,193	64
*	Getin Holding SA	12,268	35
	TVN SA	6,300	31
	Polskie Gornictwo
	Naftowe I Gazownictwo
	SA	25,082	31
*	Bank Zachodni WBK SA	200	11
*	BRE Bank SA	100	9
*	Globe Trade Centre SA	1,000	9
*	Bank Handlowy w
	Warszawie SA	362	8
			893
Portugal (0.2%)
	EDP-Energias de Portugal
	SA	75,786	335
	Portugal Telecom SGPS SA	27,018	309
	Banco Comercial
	Portugues SA	90,214	129

			Market
			Value•
		Shares	($000)
	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	17,019	108
	Brisa Auto-Estradas de
	Portugal SA	10,263	101
	Galp Energia SGPS SA
	Class B	5,441	92
*	EDP Renovaveis SA	5,968	59
	Jeronimo Martins SGPS
	SA	5,743	51
	Banco BPI SA	13,085	44
	Banco Espirito Santo SA	5,640	42
	Cimpor Cimentos de
	Portugal SGPS SA	4,605	36
			1,306
Russia (0.9%)
	Lukoil OAO ADR	17,510	1,016
	Gazprom OAO	149,807	891
	Gazprom OAO ADR	30,565	733
	Rosneft Oil Co. GDR	68,425	520
	Surgutneftegaz ADR	54,490	481
	Sberbank of
	Russian Federation	196,932	429
	MMC Norilsk Nickel ADR	22,270	293
*	Federal Grid Co. Unified
	Energy System JSC	19,840,905	211
	VTB Bank OJSC GDR	52,503	209
	Tatneft ADR	7,257	188
	Mobile Telesystems OJSC	19,331	133
*	Uralkali	22,779	99
	Lukoil OAO	1,420	82
*	Novolipetsk Steel OJSC	17,769	46
	Polyus Gold Co.	864	45
	Rosneft Oil Co.	3,288	25
	Rostelecom	3,672	24
*	Magnitogorsk Iron &
	Steel Works	33,131	24
*	Sistema JSFC	32,701	21
*	Polymetal	2,155	19
*	Severstal	1,736	13
	Gazpromneft JSC	2,355	12
*	Wimm-Bill-Dann Foods
	OJSC ADR	155	10
	Aeroflot-Russian
	International Airlines	5,336	7
			5,531
Singapore (0.7%)
	Singapore
	Telecommunications Ltd.	183,000	380
	DBS Group Holdings Ltd.	38,000	348
	United Overseas Bank Ltd.	27,000	324
	Oversea-Chinese Banking
	Corp. Ltd.	56,000	302
	Wilmar International Ltd.	67,972	300
	Keppel Corp. Ltd.	39,984	230

30

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Singapore Exchange Ltd.	37,737	214
	CapitaLand Ltd.	72,500	210
	Hongkong Land
	Holdings Ltd.	39,000	184
	Jardine Matheson
	Holdings Ltd.	5,600	167
	Fraser and Neave Ltd.	51,000	139
	Singapore Airlines Ltd.	14,000	134
	Cerebos Pacific Ltd.	54,000	130
	Parkway Holdings Ltd.	67,455	120
	City Developments Ltd.	17,000	119
	Noble Group Ltd.	57,000	104
	Venture Corp. Ltd.	16,000	102
	Singapore Press
	Holdings Ltd.	37,000	101
	Haw Par Corp. Ltd.	23,000	91
*	Golden Agri-Resources Ltd.	277,831	84
	Singapore Technologies
	Engineering Ltd.	32,000	64
	Olam International Ltd.	33,000	63
	Singapore Post Ltd.	93,000	62
	CapitaMall Trust	50,600	57
	Pacific Century Regional
	Developments Ltd.	374,906	56
	ComfortDelgro Corp. Ltd.	47,000	51
	Jardine Cycle &
	Carriage Ltd.	3,000	49
	MobileOne Ltd.	38,000	47
	SembCorp Industries Ltd.	19,231	45
*	Chartered Semiconductor
	Manufacturing Ltd.	24,277	45
	SembCorp Marine Ltd.	18,389	45
	CapitaCommercial Trust	51,810	39
	UOL Group Ltd.	14,000	33
	StarHub Ltd.	21,000	28
	Keppel Land Ltd.	7,600	15
	Allgreen Properties Ltd.	16,000	13
	Yanlord Land Group Ltd.	8,000	13
	Neptune Orient Lines Ltd.	10,500	12
	Wing Tai Holdings Ltd.	8,000	9
*	STATS ChipPAC Ltd.	15,000	9
	Hotel Properties Ltd.	6,000	9
	Wheelock Properties
	Singapore Ltd.	7,000	9
	Guocoland Ltd.	6,000	8
	Singapore Land Ltd.	2,000	8
	Cosco Corp. Singapore Ltd.	8,000	6
	SIA Engineering Co. Ltd.	3,000	6
	People’s Food Holdings Ltd.	11,000	5
	SMRT Corp. Ltd.	4,000	5
*	Golden Agri-Resources Ltd.
	Warrants Exp. 7/23/2012	18,588	2
			4,596
South Africa (1.1%)
	MTN Group Ltd.	50,601	753
	Sasol Ltd.	17,093	640

			Market
			Value•
		Shares	($000)
	Standard Bank Group Ltd.	42,360	529
	Naspers Ltd.	11,991	433
	Impala Platinum
	Holdings Ltd.	17,010	374
	AngloGold Ashanti Ltd.	9,866	368
	FirstRand Ltd.	132,675	299
	Gold Fields Ltd.	19,764	253
	Anglo Platinum Ltd.	2,479	214
	Bidvest Group Ltd.	11,797	185
	Sanlam Ltd.	67,039	184
	Shoprite Holdings Ltd.	21,730	177
	Remgro Ltd.	13,822	162
	Steinhoff International
	Holdings Ltd.	56,242	136
	ABSA Group Ltd.	8,309	131
	Harmony Gold
	Mining Co. Ltd.	12,855	129
	Kumba Iron Ore Ltd.	2,931	87
	Nedbank Group Ltd.	5,380	81
*	Vodacom Group Pty Ltd.	11,531	80
	ArcelorMittal
	South Africa Ltd.	5,758	77
*	Aspen Pharmacare
	Holdings Ltd.	9,112	77
	Murray &
	Roberts Holdings Ltd.	10,671	76
	RMB Holdings Ltd.	20,726	76
	Tiger Brands Ltd.	3,750	75
	African Bank
	Investments Ltd.	18,001	70
	Aveng Ltd.	12,423	66
	Truworths International Ltd.	11,000	63
	Growthpoint Properties Ltd.	33,443	59
	Imperial Holdings Ltd.	5,300	55
	Investec Ltd.	7,000	52
	Massmart Holdings Ltd.	4,300	50
	Pretoria Portland
	Cement Co. Ltd.	10,728	45
	Spar Group Ltd.	4,900	43
	Nampak Ltd.	19,300	42
	Barloworld Ltd.	6,580	41
	African Rainbow
	Minerals Ltd.	2,043	40
	Sappi Ltd.	10,510	39
	Reunert Ltd.	5,500	39
	Netcare Ltd.	26,300	39
	Tongaat Hulett Ltd.	2,852	37
	Foschini Ltd.	4,500	36
	Woolworths Holdings Ltd.	15,400	34
	Discovery Holdings Ltd.	8,542	34
	Adcock Ingram Holdings Ltd.	4,808	33
	Mr Price Group Ltd.	7,108	32
*	Sun International Ltd.	2,760	32
	Telkom SA Ltd.	5,420	30
	Aeci Ltd.	3,756	29
	Pick n Pay Stores Ltd.	4,930	26

31

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Exxaro Resources Ltd.	2,225	25
*	Mvelaphanda
	Resources Ltd.	4,749	24
	JD Group Ltd.	3,307	18
	JSE Ltd.	1,262	10
	Illovo Sugar Ltd.	2,033	9
	Clicks Group Ltd.	2,834	9
	Allied Technologies Ltd.	878	9
	Metropolitan Holdings Ltd.	4,500	8
	Santam Ltd.	589	8
	Medi-Clinic Corp. Ltd.	2,303	7
	Pick’n Pay Holdings Ltd.	3,111	7
	Lewis Group Ltd.	974	7
	Fountainhead Property Trust	8,100	7
	Gold Reef Resorts Ltd.	2,597	6
	Wilson Bayly Holmes-
	Ovcon Ltd.	426	6
	AVI Ltd.	2,200	6
	African Oxygen Ltd.	1,948	6
	Mondi Ltd.	444	2
	Grindrod Ltd.	1,000	2
	Northam Platinum Ltd.	360	2
	Group Five Ltd.	300	1
*	Highveld Steel and
	Vanadium Corp. Ltd.	153	1
			6,842
South Korea (1.8%)
1	Samsung
	Electronics Co. Ltd. GDR	6,789	2,059
	POSCO ADR	10,208	1,042
	Shinhan Financial
	Group Co. Ltd. ADR	9,173	694
*	KB Financial Group Inc. ADR	11,944	567
	Samsung
	Electronics Co. Ltd.	675	406
	Hyundai Motor Co.	4,030	366
	SK Telecom Co. Ltd. ADR	20,314	339
	KT Corp. ADR	18,223	292
	Hyundai Mobis	1,764	235
	LG Electronics Inc.	2,518	234
	Samsung Fire &
	Marine Insurance Co. Ltd.	1,143	208
	LG Chem Ltd.	1,114	192
	Hyundai Heavy Industries	1,330	182
*	Korea Electric Power Corp.	6,180	175
*	NHN Corp.	1,092	161
	SK Energy Co. Ltd.	1,717	158
	LG Display Co. Ltd.	6,530	156
*	Hynix Semiconductor Inc.	10,380	154
	Samsung C&T Corp.	3,647	148
	Shinsegae Co. Ltd.	334	144
	LG Corp.	2,110	120
	Hyundai Engineering &
	Construction Co. Ltd.	2,030	112
	Hana Financial Group Inc.	3,750	111

			Market
			Value•
		Shares	($000)
	Samsung Electro-
	Mechanics Co. Ltd.	1,230	102
	Samsung Heavy
	Industries Co. Ltd.	5,210	99
	Samsung SDI Co. Ltd.	829	95
	KT&G Corp.	1,595	93
	GS Engineering &
	Construction Corp.	1,040	91
	S-Oil Corp.	1,800	87
	Samsung Techwin Co. Ltd.	1,109	85
	OCI Co. Ltd.	480	84
	SK Holdings Co. Ltd.	1,060	84
	Samsung Securities Co. Ltd.	1,582	78
*	Kia Motors Corp.	5,220	78
*	Woori Finance
	Holdings Co. Ltd.	5,680	76
	Amorepacific Corp.	102	70
	Korea Exchange Bank	6,120	70
	Samsung
	Engineering Co. Ltd.	760	67
	LG Household &
	Health Care Ltd.	310	64
	Lotte Shopping Co. Ltd.	221	62
	Kangwon Land Inc.	4,250	57
	Hankook Tire Co. Ltd.	2,920	56
	Daelim Industrial Co. Ltd.	870	55
	Hyundai Steel Co.	860	55
	Doosan Heavy Industries
	and Construction Co. Ltd.	993	53
	Busan Bank	4,560	52
	Cheil Industries Inc.	1,360	51
	Hyundai Development Co.	1,680	50
	Hyundai Securities Co.	4,320	49
	LS Corp.	600	49
	Hanwha Corp.	1,520	49
	Woongjin Coway Co. Ltd.	1,430	48
	Dongbu Insurance Co. Ltd.	1,570	48
	Daegu Bank	3,420	45
	Hyundai Department
	Store Co. Ltd.	450	43
	Daewoo Securities Co. Ltd.	2,740	42
	Hyosung Corp.	750	41
	CJ CheilJedang Corp.	240	41
	Doosan Corp.	568	39
*	Korean Air Lines Co. Ltd.	1,000	38
*	Industrial Bank of Korea	3,140	38
	Daewoo International Corp.	1,388	38
	Yuhan Corp.	218	35
	Samsung Card Co.	860	34
	Pacific Corp.	277	34
	Doosan Infracore Co. Ltd.	2,330	33
	LG Telecom Ltd.	4,370	33
	NCSoft Corp.	300	32
	KCC Corp.	110	32
	GS Holdings Corp.	1,270	31
	Lotte Confectionery Co. Ltd.	31	31

32

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Samsung Digital
	Imaging Co. Ltd.	763	31
	Nong Shim Co. Ltd.	150	30
	Korea Gas Corp.	700	30
	Honam Petrochemical Corp.	430	29
	Daewoo Engineering &
	Construction Co. Ltd.	2,880	29
	Hyundai Merchant
	Marine Co. Ltd.	1,410	29
	Woori Investment &
	Securities Co. Ltd.	2,280	29
	Korea Investment
	Holdings Co. Ltd.	1,060	28
	Mirae Asset
	Securities Co. Ltd.	511	27
	Dongkuk Steel Mill Co. Ltd.	1,250	27
	Hanjin Shipping Co. Ltd.	1,890	26
	Hanjin Heavy Industries &
	Construction Co. Ltd.	1,420	25
	Hyundai Mipo Dockyard	290	24
	SKC Co. Ltd.	1,560	24
	Daewoo
	Shipbuilding & Marine
	Engineering Co. Ltd.	1,480	19
	S1 Corp.	430	17
	Hite Brewery Co. Ltd.	111	15
	Glovis Co. Ltd.	150	13
*	LG Hausys Ltd.	125	12
	Hyundai Hysco	910	12
*	Korea Express Co. Ltd.	198	11
	Halla Climate Control Corp.	1,040	10
*	Daum
	Communications Corp.	220	10
	Lotte Midopa Co. Ltd.	1,020	10
	Hanwha Chem Corp.	960	9
	Cheil Worldwide Inc.	33	8
	Daishin Securities Co. Ltd.	950	8
	SK Networks Co. Ltd.	720	7
	CJ Corp.	170	7
	Samsung Fine
	Chemicals Co. Ltd.	170	7
	STX Pan Ocean Co. Ltd.	600	6
	Daishin Securities Co. Ltd.	440	6
	LG Dacom Corp.	340	5
	STX Offshore &
	Shipbuilding Co. Ltd.	470	5
	STX Corp. Co. Ltd.	360	5
	Lotte Chilsung
	Beverage Co. Ltd.	7	5
	Kumho Industrial Co. Ltd.	470	4
	Sindoh Co. Ltd.	48	2
			11,573
Spain (2.2%)
	Banco Santander SA	217,247	3,496
	Telefonica SA	122,158	3,411

			Market
			Value•
		Shares	($000)
	Banco Bilbao Vizcaya
	Argentaria SA	100,085	1,789
	Iberdrola SA	137,590	1,246
	Repsol YPF SA	33,445	890
	Inditex SA	6,193	364
	Banco Popular Espanol SA	39,929	356
^	Banco de Sabadell SA	45,369	306
	ACS Actividades de
	Construccion y Servicios
	SA	6,163	296
	Gas Natural SDG SA	10,689	215
	Acerinox SA	9,269	184
	Abertis Infraestructuras SA	8,384	178
	Gamesa Corp. Tecnologica
	SA	7,040	129
	Criteria Caixacorp SA	22,724	111
	Mapfre SA	22,786	98
	Enagas	4,432	91
	Iberdrola Renovables SA	20,263	90
	Indra Sistemas SA	3,739	88
	Bankinter SA	8,181	86
	Grifols SA	4,998	81
	Red Electrica Corp. SA	1,477	76
	Zardoya Otis SA	3,501	70
	Acciona SA	569	69
*	Endesa SA	1,932	64
^	Grupo Ferrovial SA	1,374	57
	Cintra Concesiones de
	Infraestructuras de
	Transporte SA	5,122	53
	Fomento de
	Construcciones y
	Contratas SA	1,010	41
	Sacyr Vallehermoso SA	2,378	36
	Banco de Valencia SA	3,968	34
	Corp Financiera Alba	619	32
	Gestevision Telecinco SA	2,496	26
	Banco Espanol de
	Credito SA	1,960	25
	Banco Santander SA ADR	420	7
			14,095
Sweden (1.1%)
	Nordea Bank AB	105,770	1,135
	Telefonaktiebolaget LM
	Ericsson Class B	81,000	846
	Sandvik AB	41,260	456
	Volvo AB Class B	43,500	412
	Hennes & Mauritz AB
	Class B	7,150	406
	Svenska Handelsbanken AB
	Class A	14,100	364
	TeliaSonera AB	51,500	341
*	Skandinaviska Enskilda
	Banken AB Class A	51,960	315
	Tele2 AB	19,175	280
	Atlas Copco AB Class A	15,306	205

33

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Svenska Cellulosa AB
	Class B	13,500	186
	Investor AB Class B	10,243	181
	Volvo AB Class A	19,500	180
*	Swedbank AB Class A	18,682	161
	Scania AB Class B	12,100	155
*	Electrolux AB Class B	6,400	153
	Assa Abloy AB Class B	8,400	147
	SKF AB	9,246	146
	Skanska AB Class B	9,000	132
	Swedish Match AB	6,000	123
	SSAB AB Class A	7,500	114
	Atlas Copco AB Class B	8,988	107
	Boliden AB	8,250	99
	Industrivarden AB	9,084	99
*	Husqvarna AB	14,850	94
	Alfa Laval AB	6,288	77
	Securitas AB Class B	8,000	75
	Industrivarden AB Class A	5,300	63
	Holmen AB	1,400	38
	SSAB AB Class B	2,200	31
			7,121
Switzerland (3.2%)
	Nestle SA	97,424	4,530
	Novartis AG	60,324	3,141
	Roche Holdings AG	18,716	2,998
	Credit Suisse Group AG	30,419	1,626
*	UBS AG	93,988	1,567
	ABB Ltd.	62,291	1,159
	Zurich Financial Services AG	3,970	909
	Syngenta AG	2,694	638
	Compagnie Financiere
	Richemont SA	15,240	427
	Holcim Ltd.	6,669	425
	Swiss Reinsurance Co. Ltd.	9,883	402
	Swatch Group AG	1,286	300
	Geberit AG	1,220	202
	Julius Baer Group Ltd.	4,952	186
	SGS SA	132	176
	Swisscom AG	481	174
	Adecco SA	3,256	146
	Givaudan SA	189	140
	Synthes Inc.	1,130	134
	Kuehne &
	Nagel International AG	1,351	122
	Sonova Holding AG	1,170	120
*	Actelion Ltd.	2,147	118
	Swiss Life Holding AG	869	104
	Baloise Holding AG	1,175	101
	Swatch Group AG	2,082	93
	Lonza Group AG	1,129	88
	Nobel Biocare Holding AG	2,781	79
	Lindt & Spruengli AG	3	76
	Pargesa Holding SA	818	66
	GAM Holding Ltd.	4,952	60
	Schindler Holding AG	819	57
	Lindt & Spruengli AG	20	42

			Market
			Value•
		Shares	($000)
	BKW FMB Energie AG	424	35
	Schindler Holding AG	464	32
	Straumann Holding AG	127	31
	EFG International AG	1,588	27
			20,531
Taiwan (1.4%)
	Taiwan Semiconductor
	Manufacturing Co. Ltd.
	ADR	155,407	1,483
	HON HAI Precision
	Industry Co. Ltd.	208,682	817
	Chunghwa Telecom Co. Ltd.
	ADR	25,977	451
	AU Optronics Corp. ADR	44,673	394
	Formosa Plastics Corp.	149,840	287
	MediaTek Inc.	20,042	281
	Nan Ya Plastics Corp.	133,330	212
	China Steel Corp.	235,951	210
	Advanced Semiconductor
	Engineering Inc. ADR	54,063	209
	Formosa Chemicals &
	Fibre Corp.	104,130	194
*	Cathay Financial
	Holding Co. Ltd.	111,400	191
	HTC Corp.	18,065	179
	Asustek Computer Inc.	91,980	169
*	Fubon Financial
	Holding Co. Ltd.	140,000	155
	Acer Inc.	58,490	138
	Compal Electronics Inc.	98,415	123
	Chinatrust Financial
	Holding Co. Ltd.	195,716	118
	Yuanta Financial
	Holding Co. Ltd.	172,000	114
	Uni-President
	Enterprises Corp.	100,613	112
	Delta Electronics Inc.	39,641	110
	InnoLux Display Corp.	82,521	109
	Mega Financial
	Holding Co. Ltd.	194,000	108
	Far Eastern Textile Co. Ltd.	90,462	107
	Formosa
	Petrochemical Corp.	39,140	95
	Taiwan Mobile Co. Ltd.	47,000	84
	Siliconware Precision
	Industries Co. ADR	11,700	79
	Hua Nan Financial
	Holdings Co. Ltd.	132,025	77
	Lite-On Technology Corp.	57,300	75
	Quanta Computer Inc.	39,450	75
	Foxconn Technology Co. Ltd.	21,888	73
	Wistron Corp.	38,547	65
*	China Development
	Financial Holding Corp.	245,525	64
*	SinoPac Financial
	Holdings Co. Ltd.	172,000	64
	Taiwan Cooperative Bank	102,900	61

34

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	United
	Microelectronics Corp. ADR	18,135	60
	Synnex Technology
	International Corp.	31,020	59
*	United
	Microelectronics Corp.	119,180	57
	First Financial
	Holding Co. Ltd.	95,423	55
*	Shin Kong Financial
	Holding Co. Ltd.	135,399	55
	Pou Chen Corp.	79,318	54
*	Chi Mei
	Optoelectronics Corp.	108,300	54
	Far EasTone
	Telecommunications
	Co. Ltd.	46,000	52
	Taiwan Cement Corp.	48,030	49
	Macronix International	95,721	49
	Chang Hwa
	Commercial Bank	108,000	47
	Cheng Shin Rubber
	Industry Co. Ltd.	20,900	43
	Taiwan Fertilizer Co. Ltd.	13,000	40
	Yulon Motor Co. Ltd.	36,000	40
*	Inotera Memories Inc.	63,000	37
*	Taishin Financial
	Holding Co. Ltd.	95,000	37
	Chicony Electronics Co. Ltd.	16,246	36
	Unimicron Technology Corp.	31,000	35
*	E.Sun Financial
	Holding Co. Ltd.	90,570	35
	Advanced Semiconductor
	Engineering Inc.	44,115	35
	Largan Precision Co. Ltd.	3,020	35
	Realtek
	Semiconductor Corp.	16,050	34
	Novatek Microelectronics
	Corp. Ltd.	15,025	34
*	Walsin Lihwa Corp.	100,000	32
	Catcher Technology Co. Ltd.	13,310	32
	Inventec Co. Ltd.	55,000	30
*	Nanya Technology Corp.	43,021	30
	KGI Securities Co. Ltd.	65,000	30
*	Polaris Securities Co. Ltd.	57,000	29
	Siliconware Precision
	Industries Co.	21,030	28
	Feng Hsin Iron & Steel Co.	17,000	26
	Nan Ya Printed Circuit
	Board Corp.	8,160	25
	Asia Cement Corp.	23,813	25
*	Tatung Co. Ltd.	112,000	25
	Taiwan Glass Industrial Corp.	27,810	21
*	HannStar Display Corp.	110,749	21
	Formosa Taffeta Co. Ltd.	29,000	20
	President Chain Store Corp.	7,952	18
*	Chunghwa Picture Tubes	165,000	17

			Market
			Value•
		Shares	($000)
*	Evergreen Marine Corp.
	Taiwan Ltd.	31,000	16
*	Powerchip
	Semiconductor Corp.	127,000	14
*	Qisda Corp.	25,000	14
	Compal
	Communications Inc.	9,000	13
*	China Motor Corp.	19,000	13
	Yageo Corp.	40,000	11
	Coretronic Corp.	10,000	11
	Transcend Information Inc.	3,148	10
*	Winbond Electronics Corp.	53,000	10
*	Capital Securities Corp.	21,000	10
*	Waterland Financial Holdings	32,000	10
	Cheng Uei Precision
	Industry Co. Ltd.	5,100	10
	LITE-ON IT Corp.	12,060	9
	Faraday Technology Corp.	6,029	9
	Eternal Chemical Co. Ltd.	10,100	9
*	Cathay Real Estate
	Development Co. Ltd.	23,000	9
*	Ritek Corp.	38,000	9
	Vanguard International
	Semiconductor Corp.	22,000	9
*	President Securities Corp.	15,000	9
	Oriental Union
	Chemical Corp.	12,000	8
*	Yuen Foong Yu Paper
	Manufacturing Co. Ltd.	23,000	8
	Inventec Appliances Corp.	8,400	8
*	Far Eastern
	International Bank	23,952	8
	D-Link Corp.	7,980	7
	U-Ming Marine
	Transport Corp.	4,000	7
*	CMC Magnetics Corp.	32,000	7
*	Tatung Co. Ltd. GDR	1,475	7
	Mitac International	14,000	7
	Asia Optical Co. Inc.	4,040	7
	Teco Electric and
	Machinery Co. Ltd.	16,000	6
	Micro-Star
	International Co. Ltd.	10,499	6
	Giant Manufacturing Co. Ltd.	2,400	6
	Ton Yi Industrial Corp.	17,000	6
*	Eva Airways Corp.	15,749	6
	Yang Ming Marine
	Transport Corp.	16,000	6
*	Taiwan Business Bank	23,000	6
*	Wan Hai Lines Ltd.	12,000	6
*	China Airlines Ltd.	17,425	5
	Advantech Co. Ltd.	3,015	5
*	Via Technologies Inc.	8,400	5
	Taiwan Secom Co. Ltd.	3,000	5
*	ProMOS Technologies Inc.	68,000	4

35

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Shin Kong Financial
	Holding Co., Ltd.
	Rights Exp. 12/7/2009	6,920	1
			8,876
Thailand (0.2%)
	Electricity Generating PCL
	(Foreign)	89,600	203
	PTT PCL (Foreign)	17,700	125
	PTT Exploration &
	Production PCL (Foreign)	28,600	122
	Bangkok Bank PCL (Foreign)	24,000	81
	Kasikornbank PCL (Foreign)	21,400	52
	Bank of Ayudhya PLC (Local)	92,600	49
	Siam Commercial Bank PCL
	(Foreign)	21,400	49
	Banpu PCL (Foreign)	3,400	44
	PTT Aromatics &
	Refining PCL (Foreign)	65,200	41
	Advanced Info Service PCL
	(Foreign)	15,400	39
	CP ALL PCL (Foreign)	66,500	38
	IRPC PCL (Foreign)	329,400	37
	Thai Oil PCL (Foreign)	25,800	31
	Siam City Cement PCL
	(Foreign)	3,800	25
	PTT PCL (Local)	3,100	22
	Siam City Bank PCL
	(Foreign)	24,600	17
	Total Access Communication
	PCL (Local)	13,700	16
	Charoen Pokphand Foods
	PCL (Foreign)	54,600	16
	Siam Cement PCL (Foreign)	2,500	15
*	Thai Airways International
	PCL (Foreign)	22,400	13
	Krung Thai Bank PCL
	(Foreign)	45,700	12
	Airports of Thailand PCL
	(Foreign)	9,600	11
	PTT Chemical PCL (Foreign)	5,500	10
*	TMB Bank PCL (Foreign)	294,100	10
	Thoresen Thai Agencies PCL
	(Foreign)	11,330	9
	Land and Houses PCL
	(Foreign)	45,300	8
	Central Pattana PCL
	(Foreign)	12,200	8
	Thai Union Frozen Products
	PCL	9,000	7
	Delta Electronics Thai PCL
	(Foreign)	14,200	7
	Siam Makro PCL (Foreign)	2,600	6
	BEC World PCL (Foreign)	8,800	6
	Ratchaburi Electricity
	Generating Holding PCL	4,100	5
			1,134

			Market
			Value•
		Shares	($000)
Turkey (0.1%)
	Akbank TAS	23,513	127
	Turkiye Garanti Bankasi AS	29,755	108
*	Eregli Demir ve
	Celik Fabrikalari TAS	30,948	84
	Turkiye Is Bankasi	20,379	77
	Dogan Sirketler
	Grubu Holdings	97,171	64
*	KOC Holding AS	23,109	59
	Anadolu Efes Biracilik Ve
	Malt Sanayii AS	4,783	55
	Turkiye Halk Bankasi AS	7,971	48
	Turk Telekomunikasyon AS	15,598	47
*	Turkiye Vakiflar Bankasi Tao	18,184	44
	Turkcell Iletisim Hizmet AS	6,547	43
	Tupras Turkiye Petrol Rafine	2,256	39
*	Yapi ve Kredi Bankasi AS	18,480	38
	Haci Omer Sabanci Holding
	AS	8,900	32
	Enka Insaat ve Sanayi AS	7,929	32
	BIM Birlesik Magazalar AS	736	27
	Coca-Cola Icecek AS	1,480	11
	Ford Otomotiv Sanayi AS	1,724	11
			946
United Kingdom (8.7%)
	HSBC Holdings PLC	461,012	5,094
	BP PLC	500,647	4,691
	Vodafone Group PLC	1,399,228	3,084
	GlaxoSmithKline PLC	139,621	2,864
	Royal Dutch Shell PLC
	Class A	94,412	2,787
	Royal Dutch Shell PLC
	Class B	71,719	2,065
	Rio Tinto PLC	40,382	1,785
	AstraZeneca PLC	38,576	1,732
	British American Tobacco
	PLC	52,687	1,679
*	Barclays PLC	301,550	1,580
	BHP Billiton PLC	58,585	1,579
	BG Group PLC	90,205	1,553
	Tesco PLC	208,974	1,393
	Standard Chartered PLC	52,856	1,297
*	Anglo American PLC	35,115	1,271
	Diageo PLC	68,392	1,114
	Unilever PLC	35,014	1,046
	Reckitt Benckiser Group PLC	18,909	939
	Imperial Tobacco Group PLC	28,183	831
	SABMiller PLC	31,111	815
*	Xstrata PLC	53,563	771
	National Grid PLC	66,886	663
	Prudential PLC	70,311	639
*,^	Lloyds Banking Group PLC	411,633	580
	Centrica PLC	135,506	550
	BAE Systems PLC	93,531	481
	Tullow Oil PLC	24,748	479
	Aviva PLC	74,423	465

36

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	BT Group PLC	208,872	448
	Scottish & Southern Energy
	PLC	24,498	432
	Cadbury PLC	33,508	424
	Rolls-Royce Group PLC	56,421	416
	WM Morrison Supermarkets
	PLC	73,707	338
*	Royal Bank of
	Scotland Group PLC	488,307	333
	Compass Group PLC	46,668	296
	J Sainsbury PLC	53,065	286
	British Sky
	Broadcasting Group PLC	32,210	281
	Marks & Spencer Group PLC	48,281	270
	Kingfisher PLC	72,733	266
	WPP PLC	29,612	265
	Pearson PLC	19,239	262
	Old Mutual PLC	150,256	261
*	Cairn Energy PLC	5,771	249
	Shire PLC	13,916	246
	Reed Elsevier PLC	31,027	235
	Experian PLC	25,046	229
	Smith & Nephew PLC	25,246	223
	Land Securities Group PLC	19,143	207
	Man Group PLC	40,024	202
	Capita Group PLC	15,581	195
	Legal & General Group PLC	147,313	189
	Standard Life PLC	52,631	188
	International Power PLC	43,288	180
	Kazakhmys PLC	9,574	170
	Home Retail Group PLC	35,494	169
	British Land Co. PLC	21,449	166
	RSA Insurance Group PLC	79,667	158
	Next PLC	5,031	148
	Carnival PLC	4,755	147
*	Lonmin PLC	5,667	136
	Cable & Wireless PLC	56,783	135
	Intercontinental
	Hotels Group PLC	10,272	131
	Smiths Group PLC	8,753	128
	G4S PLC	30,166	125
*	Wolseley PLC	6,158	125
	Randgold Resources Ltd.	1,888	124
	Associated British Foods
	PLC	9,105	123
	Eurasian Natural
	Resources Corp.	8,794	120
*	Autonomy Corp. PLC	5,417	119
*	Amdocs Ltd.	4,684	118
	Antofagasta PLC	8,897	112
	Hammerson PLC	16,566	110
	Vedanta Resources PLC	3,204	110
	Johnson Matthey PLC	4,671	108
	Segro PLC	18,634	107
	AMEC PLC	8,135	107
	United Utilities Group PLC	14,357	104

			Market
			Value•
		Shares	($000)
	Sage Group PLC	29,276	102
	3i Group PLC	23,062	99
	Rexam PLC	21,442	97
	Inmarsat PLC	10,416	96
	Cobham PLC	26,445	95
	Whitbread PLC	4,540	94
	Bunzl PLC	8,529	93
	Liberty International PLC	12,332	91
	Petrofac Ltd.	5,904	91
	Tate & Lyle PLC	12,262	90
	Burberry Group PLC	10,079	89
	Invensys PLC	18,817	87
	Severn Trent PLC	5,263	82
	ICAP PLC	12,229	81
	Schroders PLC	4,450	80
	The Alliance Trust PLC	16,136	80
	Logica PLC	41,447	79
*	Rentokil Initial PLC	45,918	78
	Admiral Group PLC	4,525	76
	Friends Provident Group PLC	56,844	76
	Drax Group PLC	9,503	72
	Thomas Cook Group PLC	21,028	70
	ITV PLC	93,995	66
	Foreign & Colonial
	Investment Trust PLC	15,609	64
	Fresnillo PLC	4,907	59
	Daily Mail & General Trust	7,792	51
	TUI Travel PLC	12,749	49
*	British Airways PLC	15,886	47
	United Business Media Ltd.	6,094	46
	Ladbrokes PLC	22,980	46
	Tomkins PLC	16,522	45
	Hays PLC	27,579	44
	Scottish Mortgage
	Investment Trust PLC	5,067	40
	Provident Financial PLC	2,455	37
	William Hill PLC	13,604	37
	Aegis Group PLC	20,557	37
	Schroders PLC	2,087	31
*	PartyGaming PLC	8,089	30
	Carphone Warehouse Group
	PLC	3,628	11
			56,486
United States (40.4%)
	Consumer Discretionary (3.9%)
	McDonald’s Corp.	29,300	1,717
	Walt Disney Co.	50,800	1,390
	Home Depot Inc.	44,800	1,124
*	Amazon.com Inc.	8,720	1,036
	Target Corp.	20,200	978
	Time Warner Inc.	32,232	971
	Comcast Corp. Class A	55,400	803
	Lowe’s Cos. Inc.	39,086	765
*	Ford Motor Co.	85,550	599
*	DIRECTV Group Inc.	21,700	571
	News Corp. Class A	48,800	562

37

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Kohl’s Corp.	8,900	509
	Best Buy Co. Inc.	12,400	473
	Staples Inc.	21,500	467
	NIKE Inc. Class B	7,100	441
*	Viacom Inc. Class B	15,521	428
	Yum! Brands Inc.	12,400	409
*	Starbucks Corp.	20,700	393
	Johnson Controls Inc.	16,380	392
	TJX Cos. Inc.	10,000	374
*	Liberty Media Corp.-
	Entertainment Class A	11,287	348
	Comcast Corp.	24,600	345
	Time Warner Cable Inc.	8,632	340
	Coach Inc.	10,200	336
	Carnival Corp.	11,400	332
*	Apollo Group Inc. Class A	5,475	313
	VF Corp.	4,309	306
	News Corp. Class B	20,700	282
*	Liberty Media Corp.-
	Interactive	23,920	271
	Gap Inc.	12,300	262
	Nordstrom Inc.	7,828	249
	Omnicom Group Inc.	7,200	247
	Mattel Inc.	12,500	237
	Fortune Brands Inc.	5,900	230
*	Bed Bath & Beyond Inc.	6,402	225
	McGraw-Hill Cos. Inc.	7,800	224
	CBS Corp. Class B	18,300	215
	Macy’s Inc.	12,200	214
	Marriott International Inc.
	Class A	8,449	212
	JC Penney Co. Inc.	6,100	202
	Sherwin-Williams Co.	2,700	154
*	GameStop Corp. Class A	6,100	148
	H&R Block Inc.	7,800	143
	Leggett & Platt Inc.	7,400	143
	Harley-Davidson Inc.	5,600	140
*,^	Sears Holdings Corp.	2,051	139
*	Expedia Inc.	6,021	137
	Garmin Ltd.	4,429	134
	Cablevision Systems Corp.
	Class A	5,700	131
	Ltd Brands Inc.	7,400	130
	Genuine Parts Co.	3,700	129
	Ross Stores Inc.	2,900	128
	Starwood Hotels &
	Resorts Worldwide Inc.	4,300	125
*	AutoZone Inc.	900	122
	Whirlpool Corp.	1,700	122
	International
	Game Technology	6,800	121
	PetSmart Inc.	4,900	115
*	Las Vegas Sands Corp.	7,595	115
	Tiffany & Co.	2,900	114
*	Wynn Resorts Ltd.	2,100	114
	Virgin Media Inc.	7,700	108

			Market
			Value•
		Shares	($000)
	DR Horton Inc.	9,200	101
	Darden Restaurants Inc.	3,200	97
*	Dollar Tree Inc.	2,066	93
	Newell Rubbermaid Inc.	6,400	93
	Family Dollar Stores Inc.	3,200	91
	Scripps Networks
	Interactive Inc. Class A	2,395	90
*	Urban Outfitters Inc.	2,874	90
*	DISH Network Corp. Class A	5,100	89
	Pulte Homes Inc.	9,457	85
*	Discovery
	Communications Inc.
	Class A	3,018	83
*	Royal Caribbean Cruises Ltd.	4,000	81
*	Discovery
	Communications Inc.	3,235	78
	Hasbro Inc.	2,800	76
	Brinker International Inc.	5,800	73
	Wyndham Worldwide Corp.	4,139	71
	Abercrombie & Fitch Co.	2,100	69
*	Mohawk Industries Inc.	1,600	69
*	Interpublic Group of
	Cos. Inc.	11,100	67
*	NVR Inc.	100	66
	Autoliv Inc.	1,958	66
	Harman International
	Industries Inc.	1,700	64
*	Liberty Global Inc.	3,037	63
	Black & Decker Corp.	1,300	61
	Foot Locker Inc.	5,600	59
*	Sirius XM Radio Inc.	99,620	58
*	Liberty Global Inc. Class A	2,700	55
*	AutoNation Inc.	3,200	55
	American Eagle
	Outfitters Inc.	3,049	53
	Gannett Co. Inc.	5,300	52
	Gentex Corp.	3,158	51
	RadioShack Corp.	2,900	49
*	Toll Brothers Inc.	2,800	49
*	MGM Mirage	5,000	46
	Lennar Corp. Class A	3,400	43
*	Lamar Advertising Co.
	Class A	1,700	41
	WABCO Holdings Inc.	1,472	35
	Eastman Kodak Co.	9,100	34
	Wendy’s/Arby’s Group Inc.
	Class A	8,148	32
	New York Times Co. Class A	2,000	16
	Weight Watchers
	International Inc.	500	13
	Washington Post Co. Class B	30	13

	Consumer Staples (4.7%)
	Procter & Gamble Co.	78,037	4,526
	Wal-Mart Stores Inc.	77,720	3,861
	Coca-Cola Co.	61,100	3,257
38

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	PepsiCo Inc.	41,850	2,534
	Philip Morris
	International Inc.	51,970	2,461
	CVS Caremark Corp.	38,500	1,359
	Colgate-Palmolive Co.	14,394	1,132
	Kraft Foods Inc.	40,025	1,101
	Altria Group Inc.	56,000	1,014
	Walgreen Co.	26,500	1,002
	Kimberly-Clark Corp.	11,900	728
	Costco Wholesale Corp.	12,400	705
	Archer-Daniels-Midland Co.	17,700	533
	General Mills Inc.	8,000	527
	Kroger Co.	20,400	472
	Avon Products Inc.	13,700	439
	Sysco Corp.	14,400	381
	Kellogg Co.	7,000	361
	Lorillard Inc.	3,855	300
	HJ Heinz Co.	7,200	290
	Sara Lee Corp.	24,900	281
	Safeway Inc.	12,500	279
	Molson Coors Brewing Co.
	Class B	5,597	274
	Bunge Ltd.	4,500	257
	Reynolds American Inc.	5,201	252
	ConAgra Foods Inc.	10,100	212
	Clorox Co.	3,300	195
	Campbell Soup Co.	5,900	187
	SUPERVALU Inc.	10,936	174
	Coca-Cola Enterprises Inc.	8,312	158
*	Dr Pepper Snapple
	Group Inc.	5,785	158
	Hershey Co.	3,800	144
	Pepsi Bottling Group Inc.	3,684	138
*	Dean Foods Co.	7,070	129
	Estee Lauder Cos. Inc.
	Class A	2,800	119
*	Whole Foods Market Inc.	3,400	109
	Brown-Forman Corp. Class B	2,170	106
	McCormick & Co. Inc.	2,700	95
	Tyson Foods Inc. Class A	7,100	89
*	Energizer Holdings Inc.	1,400	85
	Hormel Foods Corp.	2,006	73
*	Constellation Brands Inc.
	Class A	4,400	70
	PepsiAmericas Inc.	2,180	64
	Alberto-Culver Co. Class B	2,238	60
*	Smithfield Foods Inc.	2,812	38

	Energy (4.8%)
	Exxon Mobil Corp.	127,502	9,138
	Chevron Corp.	53,000	4,057
	ConocoPhillips	39,445	1,979
	Schlumberger Ltd.	31,530	1,961
	Occidental Petroleum Corp.	21,600	1,639
	Apache Corp.	8,980	845
	Anadarko Petroleum Corp.	13,300	810

			Market
			Value•
		Shares	($000)
	Devon Energy Corp.	12,100	783
*	Transocean Ltd.	8,530	716
	Halliburton Co.	24,400	713
	XTO Energy Inc.	16,500	686
	Marathon Oil Corp.	18,392	588
	EOG Resources Inc.	6,900	564
*	National Oilwell Varco Inc.	11,300	463
	Chesapeake Energy Corp.	17,150	420
*	Southwestern Energy Co.	8,412	367
	Hess Corp.	6,674	365
	Baker Hughes Inc.	8,440	355
	Consol Energy Inc.	7,150	306
	Williams Cos. Inc.	16,100	304
	Peabody Energy Corp.	7,270	288
	Spectra Energy Corp.	14,961	286
*	Weatherford
	International Ltd.	16,100	282
	Murphy Oil Corp.	4,381	268
	Valero Energy Corp.	14,630	265
	Noble Energy Inc.	3,900	256
	Noble Corp.	6,000	244
*	Ultra Petroleum Corp.	4,500	219
*	Cameron International Corp.	4,900	181
	Range Resources Corp.	3,518	176
	Smith International Inc.	6,100	169
	El Paso Corp.	15,900	156
	ENSCO International Inc.	3,300	151
	Diamond Offshore
	Drilling Inc.	1,578	150
*	Nabors Industries Ltd.	6,500	135
	BJ Services Co.	6,700	129
*	Newfield Exploration Co.	3,000	123
*	Pride International Inc.	3,981	118
	Sunoco Inc.	3,700	114
	Pioneer Natural
	Resources Co.	2,600	107
*	Plains Exploration &
	Production Co.	3,182	84
	Rowan Cos. Inc.	2,800	65
	Patterson-UTI Energy Inc.	3,950	62
*	Continental Resources Inc.	1,251	47
	Teekay Corp.	2,238	46
*	Patriot Coal Corp.	2,157	24
*	Seahawk Drilling Inc.	195	5

	Financials (6.4%)
	JPMorgan Chase & Co.	103,500	4,323
	Wells Fargo & Co.	123,745	3,405
	Bank of America Corp.	226,644	3,304
	Goldman Sachs Group Inc.	13,458	2,290
*	Berkshire Hathaway Inc.
	Class A	19	1,881
	Citigroup Inc.	402,018	1,644
	US Bancorp	50,700	1,177
	Morgan Stanley	36,138	1,161
	American Express Co.	31,950	1,113

39

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Berkshire Hathaway Inc.
	Class B	296	972
	Bank of New York
	Mellon Corp.	32,077	855
	Travelers Cos. Inc.	15,900	792
	MetLife Inc.	21,758	740
	PNC Financial Services
	Group Inc.	12,520	613
	State Street Corp.	13,500	567
	Prudential Financial Inc.	12,400	561
	Charles Schwab Corp.	31,200	541
	Aflac Inc.	12,700	527
	Simon Property Group Inc.	7,648	519
	CME Group Inc.	1,609	487
	Loews Corp.	13,798	457
	Franklin Resources Inc.	4,300	450
	Allstate Corp.	15,150	448
	BB&T Corp.	18,700	447
	Capital One Financial Corp.	12,200	447
	ACE Ltd.	8,200	421
	Chubb Corp.	8,600	417
	T Rowe Price Group Inc.	7,000	341
	Northern Trust Corp.	6,600	332
	Marsh &
	McLennan Cos. Inc.	12,200	286
	Ameriprise Financial Inc.	7,829	271
	Vornado Realty Trust	4,370	260
	Invesco Ltd.	12,200	258
*	Progressive Corp.	15,900	254
	SunTrust Banks Inc.	12,860	246
	AON Corp.	6,300	243
	Hartford Financial Services
	Group Inc.	9,400	231
	Discover Financial Services	15,251	216
	Public Storage	2,900	213
	HCP Inc.	7,000	207
	Annaly Capital
	Management Inc.	12,178	206
	Boston Properties Inc.	3,200	194
	Equity Residential	6,700	194
	XL Capital Ltd. Class A	11,330	186
	NYSE Euronext	7,171	185
	Principal Financial Group Inc.	7,321	183
	Lincoln National Corp.	7,000	167
	M&T Bank Corp.	2,600	163
	Fifth Third Bancorp	18,150	162
	Moody’s Corp.	6,724	159
	Hudson City Bancorp Inc.	11,938	157
	Unum Group	7,600	152
	Regions Financial Corp.	31,100	151
	Ventas Inc.	3,719	149
	Host Hotels & Resorts Inc.	13,900	141
	Erie Indemnity Co. Class A	3,938	139
	Legg Mason Inc.	4,700	137
	Liberty Property Trust	4,590	135
	Brown & Brown Inc.	7,205	132

			Market
			Value•
		Shares	($000)
*	TD Ameritrade Holding Corp.	6,744	130
	People’s United Financial Inc.	7,930	127
	AvalonBay Communities Inc.	1,828	126
*	IntercontinentalExchange Inc.	1,246	125
*	SLM Corp.	12,860	125
	Everest Re Group Ltd.	1,400	122
*	American International
	Group Inc.	3,620	122
	Plum Creek Timber Co. Inc.	3,700	116
	ProLogis	10,200	116
	Kimco Realty Corp.	8,700	110
	Keycorp	20,200	109
	Old Republic
	International Corp.	10,100	108
*	Genworth Financial Inc.
	Class A	9,900	105
	Willis Group Holdings Ltd.	3,843	104
	PartnerRe Ltd.	1,300	99
	Axis Capital Holdings Ltd.	3,366	97
	Comerica Inc.	3,500	97
	WR Berkley Corp.	3,900	96
*	Leucadia National Corp.	4,204	94
	Hospitality Properties Trust	4,786	92
	Mercury General Corp.	2,406	88
	Weingarten Realty Investors	4,729	87
*	Markel Corp.	254	82
	Torchmark Corp.	2,000	81
	Cincinnati Financial Corp.	3,200	81
	Duke Realty Corp.	7,100	80
	AMB Property Corp.	3,537	78
	Protective Life Corp.	3,953	76
	New York Community
	Bancorp Inc.	6,700	72
	First American Corp.	2,372	72
	Assurant Inc.	2,339	70
*	First Horizon National Corp.	5,650	67
	Transatlantic Holdings Inc.	1,298	66
	RenaissanceRe Holdings Ltd.	1,200	63
	White Mountains Insurance
	Group Ltd.	203	63
	Regency Centers Corp.	1,836	62
	Commerce Bancshares Inc.	1,502	58
	SEI Investments Co.	3,279	57
	Macerich Co.	1,813	54
	Arthur J Gallagher & Co.	2,305	51
*	St Joe Co.	2,100	50
	Associated Banc-Corp	3,800	49
	Valley National Bancorp	3,512	47
	City National Corp.	1,174	44
	Marshall & Ilsley Corp.	8,200	44
	Janus Capital Group Inc.	3,200	42
	Huntington Bancshares Inc.	10,800	41
	Zions Bancorporation	2,900	41
	Federated Investors Inc.
	Class B	1,531	40
	Fulton Financial Corp.	4,203	35

40

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Apartment Investment &
	Management Co.	2,659	33
	Developers Diversified
	Realty Corp.	3,741	32
	Popular Inc.	14,712	32
	TCF Financial Corp.	2,500	30
	Forest City Enterprises Inc.
	Class A	3,076	27
*	MBIA Inc.	4,800	19
	Synovus Financial Corp.	8,400	19
	Astoria Financial Corp.	1,300	13
*	CNA Financial Corp.	330	7
	Wesco Financial Corp.	20	7
	Student Loan Corp.	54	2
	Allied Capital Corp.	300	1
	CIT Group Inc.	1,000	1

	Health Care (5.0%)
	Johnson & Johnson	73,775	4,356
	Pfizer Inc.	213,792	3,641
	Abbott Laboratories	40,800	2,063
	Merck & Co. Inc.	56,030	1,733
*	Amgen Inc.	27,400	1,472
	Schering-Plough Corp.	43,090	1,215
	Bristol-Myers Squibb Co.	52,200	1,138
	Medtronic Inc.	30,600	1,092
*	Gilead Sciences Inc.	24,800	1,055
	Eli Lilly & Co.	30,400	1,034
	Baxter International Inc.	16,800	908
	UnitedHealth Group Inc.	31,610	820
*	Medco Health Solutions Inc.	13,800	774
*	Celgene Corp.	13,000	664
	Covidien PLC	14,446	609
*	WellPoint Inc.	12,800	599
*	Express Scripts Inc.	6,702	536
*	Thermo Fisher Scientific Inc.	11,300	509
	Allergan Inc.	8,740	492
	Becton Dickinson and Co.	5,900	403
	McKesson Corp.	6,200	364
*	Genzyme Corp.	7,100	359
*	Boston Scientific Corp.	43,500	353
*	Zimmer Holdings Inc.	6,220	327
*	Biogen Idec Inc.	7,760	327
	Aetna Inc.	12,400	323
	Stryker Corp.	6,800	313
	Alcon Inc.	2,052	293
	Cardinal Health Inc.	10,200	289
*	St Jude Medical Inc.	8,400	286
*	Forest Laboratories Inc.	10,000	277
	CIGNA Corp.	9,300	259
*	Intuitive Surgical Inc.	847	209
*	Life Technologies Corp.	4,216	199
*	Humana Inc.	4,869	183
	Quest Diagnostics Inc.	3,200	179
*	Laboratory Corp. of
	America Holdings	2,400	165

			Market
			Value•
		Shares	($000)
*	Hospira Inc.	3,700	165
	CR Bard Inc.	2,200	165
	AmerisourceBergen Corp.
	Class A	6,807	151
*	DaVita Inc.	2,400	127
*	Waters Corp.	2,200	126
*	Varian Medical Systems Inc.	2,900	119
*	Mylan Inc.	6,956	113
	DENTSPLY International Inc.	3,400	112
*	Lincare Holdings Inc.	3,528	111
	Beckman Coulter Inc.	1,700	109
*	Henry Schein Inc.	2,060	109
*	Cephalon Inc.	1,717	94
*	CareFusion Corp.	4,111	92
*	Patterson Cos. Inc.	3,100	79
*	Coventry Health Care Inc.	3,800	75
*	Millipore Corp.	1,093	73
*	Watson Pharmaceuticals Inc.	2,049	71
*	Community Health
	Systems Inc.	2,146	67
	Universal Health
	Services Inc. Class B	1,067	59
	Omnicare Inc.	2,700	59
*	King Pharmaceuticals Inc.	5,644	57
	IMS Health Inc.	3,200	52
*	Kinetic Concepts Inc.	1,445	48
	Hill-Rom Holdings Inc.	2,400	47
*	Health Net Inc.	2,400	36

	Industrials (4.0%)
	General Electric Co.	279,660	3,988
	United Technologies Corp.	25,700	1,579
	3M Co.	18,900	1,390
	United Parcel Service Inc.
	Class B	18,470	991
	Boeing Co.	19,700	942
	Caterpillar Inc.	16,610	915
	Emerson Electric Co.	20,100	759
	Union Pacific Corp.	13,700	755
	Lockheed Martin Corp.	10,800	743
	Honeywell International Inc.	20,600	739
	General Dynamics Corp.	11,100	696
	Burlington Northern
	Santa Fe Corp.	9,050	682
	Illinois Tool Works Inc.	14,000	643
	FedEx Corp.	8,340	606
	Deere & Co.	11,600	528
	Raytheon Co.	11,500	521
	Northrop Grumman Corp.	9,300	466
	Waste Management Inc.	15,400	460
	CSX Corp.	10,900	460
	Norfolk Southern Corp.	9,845	459
	Tyco International Ltd.	13,500	453
	Precision Castparts Corp.	4,481	428
	Danaher Corp.	5,900	403
	PACCAR Inc.	10,300	385

41

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Cummins Inc.	7,594	327
	Ingersoll-Rand PLC	10,200	322
	CH Robinson Worldwide Inc.	4,860	268
*	Jacobs Engineering
	Group Inc.	5,403	228
	ITT Corp.	4,500	228
	Eaton Corp.	3,700	224
	Republic Services Inc.
	Class A	8,500	220
	L-3 Communications
	Holdings Inc.	2,900	210
	Fluor Corp.	4,400	195
	Parker Hannifin Corp.	3,600	191
	Rockwell Collins Inc.	3,600	181
	Dover Corp.	4,600	173
	WW Grainger Inc.	1,700	159
	Stanley Works	3,500	158
	Expeditors International of
	Washington Inc.	4,902	158
	Robert Half International Inc.	6,700	155
	Textron Inc.	8,500	151
	Goodrich Corp.	2,773	151
*	Cooper Industries PLC
	Class A	3,800	147
	Southwest Airlines Co.	16,900	142
*	Alliant Techsystems Inc.	1,747	136
*	McDermott International Inc.	6,100	136
	Rockwell Automation Inc.	3,300	135
	RR Donnelley & Sons Co.	6,700	135
	Fastenal Co.	3,500	121
	Pitney Bowes Inc.	4,800	118
*	Iron Mountain Inc.	4,623	113
*	First Solar Inc.	898	110
	Masco Corp.	8,800	103
	Dun & Bradstreet Corp.	1,200	92
*	Foster Wheeler AG	3,123	87
	Pall Corp.	2,700	86
	Equifax Inc.	3,100	85
	Manpower Inc.	1,700	81
	Avery Dennison Corp.	2,200	78
	JB Hunt Transport
	Services Inc.	2,129	64
	Cintas Corp.	2,300	64
	Pentair Inc.	2,000	58
	Ryder System Inc.	1,244	50
*	Terex Corp.	2,418	49
	SPX Corp.	900	48

	Information Technology (7.7%)
	Microsoft Corp.	237,168	6,577
*	Apple Inc.	23,691	4,466
	International Business
	Machines Corp.	35,331	4,261
*	Cisco Systems Inc.	154,811	3,537
*	Google Inc. Class A	6,431	3,448
	Hewlett-Packard Co.	63,960	3,036
	Intel Corp.	147,559	2,820

			Market
			Value•
		Shares	($000)
	Oracle Corp.	132,608	2,798
	QUALCOMM Inc.	44,202	1,830
*	EMC Corp.	54,500	898
	Visa Inc. Class A	11,273	854
	Texas Instruments Inc.	34,300	804
*	Dell Inc.	52,053	754
	Corning Inc.	42,000	614
	Mastercard Inc. Class A	2,687	588
*	eBay Inc.	26,300	586
	Automatic Data
	Processing Inc.	14,400	573
	Accenture PLC Class A	15,000	556
	Motorola Inc.	61,900	530
	Applied Materials Inc.	39,100	477
*	Adobe Systems Inc.	14,100	464
*	Juniper Networks Inc.	18,010	459
*	Yahoo! Inc.	27,600	439
	Western Union Co.	21,500	391
*	Symantec Corp.	20,114	354
*	Cognizant Technology
	Solutions Corp. Class A	8,600	332
*	Broadcom Corp. Class A	12,200	325
*	NetApp Inc.	11,550	312
	Paychex Inc.	10,300	293
*	Citrix Systems Inc.	7,170	264
	Tyco Electronics Ltd.	10,900	232
*	Intuit Inc.	7,853	228
*	SanDisk Corp.	11,100	227
*	Sun Microsystems Inc.	24,400	200
*	Agilent Technologies Inc.	7,800	193
*	Nvidia Corp.	15,400	184
	CA Inc.	8,633	181
*	Computer Sciences Corp.	3,400	172
*	Electronic Arts Inc.	9,300	170
	Analog Devices Inc.	6,500	167
*	Micron Technology Inc.	24,300	165
*	Fiserv Inc.	3,551	163
*	Activision Blizzard Inc.	14,758	160
	Seagate Technology	11,300	158
	Fidelity National Information
	Services Inc.	7,197	157
	Amphenol Corp. Class A	3,900	156
*	BMC Software Inc.	4,200	156
*	Flextronics International Ltd.	23,500	152
*	Autodesk Inc.	6,100	152
	Xerox Corp.	19,600	147
*	McAfee Inc.	3,476	146
*	Marvell Technology
	Group Ltd.	10,404	143
	Xilinx Inc.	6,402	139
*	VeriSign Inc.	6,100	139
	Harris Corp.	3,279	137
*	Akamai Technologies Inc.	6,100	134
	Altera Corp.	6,740	133
	Linear Technology Corp.	5,100	132
	KLA-Tencor Corp.	3,900	127
*	Teradata Corp.	3,952	110

42

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Affiliated Computer
	Services Inc. Class A	2,100	109
	Microchip Technology Inc.	4,200	101
*	WebMD Health Corp.
	Class A	2,841	97
	Lender Processing
	Services Inc.	2,242	89
*	Avnet Inc.	3,475	86
*	Lam Research Corp.	2,500	84
*	Convergys Corp.	7,600	82
*	Arrow Electronics Inc.	2,971	75
*	Alliance Data Systems Corp.	1,351	74
*	Advanced Micro Devices Inc.	16,100	74
	Broadridge Financial
	Solutions Inc.	3,522	73
	Total System Services Inc.	4,438	71
	National
	Semiconductor Corp.	5,400	70
*	LSI Corp.	12,800	66
*	Synopsys Inc.	2,800	62
*	IAC/InterActiveCorp	3,000	57
	Jabil Circuit Inc.	4,200	56
*	MEMC Electronic
	Materials Inc.	4,258	53
*	Novellus Systems Inc.	2,500	51
*	Lexmark International Inc.
	Class A	1,800	46
	Diebold Inc.	1,506	46
*	DST Systems Inc.	1,000	42
*	NCR Corp.	3,630	37
*	JDS Uniphase Corp.	6,200	35
*	Compuware Corp.	4,900	35
*	Zebra Technologies Corp.	900	22
	Molex Inc.	1,000	19
	Molex Inc. Class A	800	13

	Materials (1.3%)
	Monsanto Co.	14,600	981
	Freeport-McMoRan
	Copper & Gold Inc.	10,940	803
	EI du Pont de
	Nemours & Co.	24,900	792
	Dow Chemical Co.	30,130	708
	Praxair Inc.	8,420	669
	Newmont Mining Corp.	13,100	569
	Air Products &
	Chemicals Inc.	6,200	478
	Nucor Corp.	8,420	336
	Alcoa Inc.	26,200	325
	Ecolab Inc.	5,400	237
	Mosaic Co.	5,048	236
	International Paper Co.	10,100	225
	Weyerhaeuser Co.	6,100	222
	PPG Industries Inc.	3,900	220
	Southern Copper Corp.	6,131	193
	Sigma-Aldrich Corp.	2,800	145
	Vulcan Materials Co.	2,800	129

			Market
			Value•
		Shares	($000)
	Bemis Co. Inc.	4,464	115
	Allegheny Technologies Inc.	3,591	111
	United States Steel Corp.	3,200	110
	Ball Corp.	2,200	109
	Eastman Chemical Co.	1,760	92
	MeadWestvaco Corp.	3,800	87
	International Flavors &
	Fragrances Inc.	2,100	80
	Sealed Air Corp.	3,700	71
*	Pactiv Corp.	2,600	60
	Ashland Inc.	1,706	59
	Cabot Corp.	900	20

	Telecommunication Services (1.2%)
	AT&T Inc.	157,900	4,053
	Verizon
	Communications Inc.	75,400	2,231
*	American Tower Corp.
	Class A	10,950	403
	CenturyTel Inc.	6,795	221
*	Sprint Nextel Corp.	71,800	213
*	Crown Castle
	International Corp.	5,000	151
	Qwest Communications
	International Inc.	38,100	137
*	NII Holdings Inc.	4,800	129
*	MetroPCS
	Communications Inc.	10,800	67
*	Level 3
	Communications Inc.	48,800	58
	Frontier
	Communications Corp.	7,161	51
	Telephone &
	Data Systems Inc.	700	21

	Utilities (1.4%)
	Exelon Corp.	18,100	850
	Southern Co.	21,570	673
	Duke Energy Corp.	38,580	610
	Dominion Resources Inc.	14,500	494
	FPL Group Inc.	10,000	491
	Public Service Enterprise
	Group Inc.	12,500	373
	PG&E Corp.	9,100	372
	Entergy Corp.	4,800	368
	American Electric
	Power Co. Inc.	11,700	354
	FirstEnergy Corp.	7,000	303
	Sempra Energy	5,600	288
	PPL Corp.	8,800	259
	Consolidated Edison Inc.	6,300	256
	Progress Energy Inc.	6,500	244
*	NRG Energy Inc.	10,451	240
	Edison International	7,500	239
	Centerpoint Energy Inc.	16,359	206
*	AES Corp.	14,800	194
	Xcel Energy Inc.	10,200	192

43

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	NiSource Inc.	14,249	184
	NSTAR	5,920	183
	Questar Corp.	4,000	159
	TECO Energy Inc.	9,853	141
	DTE Energy Co.	3,800	141
	Constellation Energy
	Group Inc.	4,500	139
	Ameren Corp.	5,300	129
	Pinnacle West Capital Corp.	4,113	129
	EQT Corp.	3,000	126
	Wisconsin Energy Corp.	2,700	118
	SCANA Corp.	2,800	95
	Northeast Utilities	3,995	92
	MDU Resources Group Inc.	3,650	76
	Allegheny Energy Inc.	3,291	75
	Pepco Holdings Inc.	4,300	64
*	RRI Energy Inc.	11,000	58
	Alliant Energy Corp.	2,161	58
*	Mirant Corp.	3,317	46
			261,528
	Total Common Stocks
	(Cost $575,014)		644,269
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
2,3	Vanguard Market
	Liquidity Fund, 0.225%
	(Cost $3,937)	3,937,002	3,937
Total Investments (100.2%)
	(Cost $578,951)		648,206
Other Assets and Liabilities (–0.2%)
	Other Assets		1,440
	Liabilities[2]		(2,541)
			(1,101)
	Net Assets (100%)		647,105

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	577,804
Undistributed Net Investment Income	8,384
Accumulated Net Realized Losses	(8,349)
Unrealized Appreciation (Depreciation)
Investment Securities	69,255
Foreign Currencies	11
Net Assets	647,105

Investor Shares—Net Assets
Applicable to 7,863,905 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	130,985
Net Asset Value Per Share—
Investor Shares	$16.66

Institutional Shares—Net Assets
Applicable to 204,878 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	17,116
Net Asset Value Per Share—
Institutional Shares	$83.54

ETF Shares—Net Assets
Applicable to 12,205,839 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	499,004
Net Asset Value Per Share—
ETF Shares	$40.88

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,814,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the value of this security represented 0.3% of net assets.
2 Includes $1,928,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

44

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Dividends[1]	10,395
Interest[2]	20
Security Lending	193
Total Income	10,608
Expenses
The Vanguard Group—Note B
Investment Advisory Services	49
Management and Administrative—Investor Shares	295
Management and Administrative—Institutional Shares	14
Management and Administrative—ETF Shares	466
Marketing and Distribution—Investor Shares	15
Marketing and Distribution—Institutional Shares	4
Marketing and Distribution—ETF Shares	66
Custodian Fees	318
Auditing Fees	36
Shareholders’ Reports and Proxies—Investor Shares	10
Shareholders’ Reports and Proxies—Institutional Shares	—
Shareholders’ Reports and Proxies—ETF Shares	29
Trustees’ Fees and Expenses	1
Total Expenses	1,303
Net Investment Income	9,305
Realized Net Gain (Loss)
Investment Securities Sold	(7,725)
Foreign Currencies	60
Realized Net Gain (Loss)	(7,665)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	103,882
Foreign Currencies	4
Change in Unrealized Appreciation (Depreciation)	103,886
Net Increase (Decrease) in Net Assets Resulting from Operations	105,526

1 Dividends are net of foreign withholding taxes of $528,000.
2 Interest income from an affiliated company of the fund was $20,000.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended	June 24, 2008[1]
	October 31,	to October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,305	655
Realized Net Gain (Loss)	(7,665)	(543)
Change in Unrealized Appreciation (Depreciation)	103,886	(34,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,526	(34,508)
Distributions
Net Investment Income
Investor Shares	(353)	—
Institutional Shares	(105)	—
ETF Shares	(1,259)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,717)	—
Capital Share Transactions
Investor Shares	68,202	51,939
Institutional Shares	6,213	6,987
ETF Shares	306,446	138,017
Net Increase (Decrease) from Capital Share Transactions	380,861	196,943
Total Increase (Decrease)	484,670	162,435
Net Assets
Beginning of Period	162,435	—
End of Period[2]	647,105	162,435

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $8,384,000 and $684,000.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Total World Stock Index Fund

Financial Highlights

Investor Shares
	Year	June 26,
	Ended	2008[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$13.71	$20.00
Investment Operations
Net Investment Income	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.698	(6.450)
Total from Investment Operations	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(.076)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.076)	—
Net Asset Value, End of Period	$16.66	$13.71

Total Return[3]	22.25%	–31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$131	$41
Ratio of Total Expenses to Average Net Assets	0.50%	0.46%[4]
Ratio of Net Investment Income to Average Net Assets	2.28%	2.32%[4]
Portfolio Turnover Rate[5]	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee on purchases; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Total World Stock Index Fund

Financial Highlights

Institutional Shares
	Year	Oct. 9,
	Ended	2008[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$68.63	$66.81
Investment Operations
Net Investment Income	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss) on Investments	13.457	1.696
Total from Investment Operations	15.341	1.820
Distributions
Dividends from Net Investment Income	(.431)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.431)	—
Net Asset Value, End of Period	$83.54	$68.63

Total Return[3]	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17	$7
Ratio of Total Expenses to Average Net Assets	0.25%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	2.53%	2.58%[4]
Portfolio Turnover Rate[5]	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee on purchases or the 2% fee assessed on redemptions of shares held for less than wo months.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Total World Stock Index Fund

Financial Highlights

ETF Shares
	Year	June 24,
	Ended	2008[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$33.59	$49.74
Investment Operations
Net Investment Income	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss) on Investments	6.622	(16.490)
Total from Investment Operations	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(.203)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.203)	—
Net Asset Value, End of Period	$40.88	$33.59

Total Return	22.49%	–32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$499	$114
Ratio of Total Expenses to Average Net Assets	0.30%	0.29%[3]
Ratio of Net Investment Income to Average Net Assets	2.48%	2.49%[3]
Portfolio Turnover Rate[4]	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

50

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $127,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	261,528	—	—
Common Stocks—International	51,267	331,469	5
Temporary Cash Investments	3,937	—	—
Total	316,732	331,469	5

51

Total World Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2009:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers into Level 3	4
Change in Unrealized Appreciation (Depreciation)	1
Balance as of October 31, 2009	5

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2009, the fund realized net foreign currency gains of $60,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $9,000 on the fund’s passive foreign investment company holdings at October 31, 2008, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2009, the fund realized gains on the sale of passive foreign investment companies of $52,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2009, was $508,000.

For tax purposes, at October 31, 2009, the fund had $9,070,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $8,349,000 to offset future net capital gains of $572,000 through October 31, 2016, and $7,777,000 through October 31, 2017.

At October 31, 2009, the cost of investment securities for tax purposes was $579,459,000. Net unrealized appreciation of investment securities for tax purposes was $68,747,000, consisting of unrealized gains of $82,085,000 on securities that had risen in value since their purchase and $13,338,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2009, the fund purchased $455,986,000 of investment securities and sold $67,620,000 of investment securities, other than temporary cash investments.

52

Total World Stock Index Fund

F. Capital share transactions for each class of shares were:

		Year Ended	Inception[1] to
	October 31, 2009		October 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	103,347	7,649	56,750	3,304
Issued in Lieu of Cash Distributions	328	26	—	—
Redeemed[2]	(35,473)	(2,808)	(4,811)	(307)
Net Increase (Decrease)—Investor Shares	68,202	4,867	51,939	2,997
Institutional Shares
Issued	16,006	238	6,987	105
Issued in Lieu of Cash Distributions	105	2	—	—
Redeemed[2]	(9,898)	(140)	—	—
Net Increase (Decrease)—Institutional Shares	6,213	100	6,987	105
ETF Shares
Issued	306,446	8,806	138,017	3,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	306,446	8,806	138,017	3,400
1 Inception was June 24, 2008, for ETF Shares; June 26, 2008, for Investor Shares; and October 9, 2008, for Institutional Shares.
2 Net of redemption fees for fiscal 2009 and 2008 of $45,000 and $40,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (the “Fund”) at October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended and for the period June 24, 2008 (commencement of operations) through October 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 15, 2009

Special 2009 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,717,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 31.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $7,212,000 and foreign taxes paid of $495,000 to shareholders. The pass-through of foreign taxes paid will affect only shareholders on the fund’s dividend record date in December 2009. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2010.

54

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2009. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund[1,2]
Periods Ended October 31, 2009
	One	Since
	Year	Inception
Returns Before Taxes	21.94%	–12.46%
Returns After Taxes on Distributions	21.85	–12.51
Returns After Taxes on Distributions and Sale of Fund Shares	14.37	–10.56

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Performance figures are adjusted for the 0.25% transaction fee on purchases but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

55

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended October 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2009	10/31/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,267.88	$2.86
Institutional Shares	1,000.00	1,269.41	1.49
ETF Shares	1,000.00	1,269.17	1.72
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.68	$2.55
Institutional Shares	1,000.00	1,023.89	1.33
ETF Shares	1,000.00	1,023.69	1.53

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.50% for Investor Shares, 0.26% for Institutional Shares, and 0.30% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

56

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

57

Glossary

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

58

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 156 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
John J. Brennan[1]	Occupation(s) During the Past Five Years: Executive
Born 1954. Trustee Since May 1987. Chairman of	Chief Staff and Marketing Officer for North America
the Board. Principal Occupation(s) During the Past	and Corporate Vice President (retired 2008) of Xerox
Five Years: Chairman of the Board and Director/Trustee	Corporation (photocopiers and printers); Director of
of The Vanguard Group, Inc., and of each of the	SPX Corporation (multi-industry manufacturing), the
investment companies served by The Vanguard Group;	United Way of Rochester, the Boy Scouts of America,
Chief Executive Officer (1996–2008) and President	Amerigroup Corporation (direct health and medical
(1989–2008) of The Vanguard Group and of each of the	insurance carriers), and Monroe Community College
investment companies served by The Vanguard Group;	Foundation.
Chairman of the Financial Accounting Foundation;
Governor of the Financial Industry Regulatory Authority	Rajiv L. Gupta
(FINRA); Director of United Way of Southeastern	Born 1945. Trustee Since December 2001.[2] Principal
Pennsylvania.	Occupation(s) During the Past Five Years: Chairman
and Chief Executive Officer (retired 2009) and President
F. William McNabb III[1]	(2006–2008) of Rohm and Haas Co. (chemicals); Board
Born 1957. Trustee Since July 2009. Principal	Member of American Chemistry Council; Director of
Occupation(s) During the Past Five Years: Director of	Tyco International, Ltd. (diversified manufacturing and
The Vanguard Group, Inc., since 2008; Chief Executive	services) and Hewlett-Packard Co. (electronic computer
Officer and President of The Vanguard Group and of	manufacturing); Trustee of The Conference Board.
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard	Amy Gutmann
Marketing Corporation; Managing Director of The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1995–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Independent Trustees	of Arts and Sciences with secondary appointments
at the Annenberg School for Communication and the
Charles D. Ellis	Graduate School of Education of the University of
Born 1937. Trustee Since January 2001. Principal	Pennsylvania; Director of Carnegie Corporation of
Occupation(s) During the Past Five Years: Applecore	New York, Schuylkill River Development Corporation,
Partners (pro bono ventures in education); Senior	and Greater Philadelphia Chamber of Commerce;
Advisor to Greenwich Associates (international business	Trustee of the National Constitution Center.
strategy consulting); Successor Trustee of Yale University;
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins[1]
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the Maxwell
School of Citizenship and Public Affairs at Syracuse
University.	Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
F. Joseph Loughrey	The Vanguard Group, Inc.; Treasurer of each of the
Born 1949. Trustee Since October 2009. Principal	investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President and	Group since 2008; Assistant Treasurer of each of the
Chief Operating Officer since 2005 (retired 2009) and	investment companies served by The Vanguard Group
Vice Chairman of the Board (2008–2009) of Cummins	(1988–2008).
Inc. (industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer
services), Sauer-Danfoss Inc. (machinery), the Lumina	Heidi Stam[1]
Foundation for Education, and the Columbus Community	Born 1956. Secretary Since July 2005. Principal
Education Coalition; Chairman of the Advisory Council	Occupation(s) During the Past Five Years: Managing
for the College of Arts and Letters at the University of	Director of The Vanguard Group, Inc., since 2006;
Notre Dame.	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: George Gund	of The Vanguard Group (1997–2006).
Professor of Finance and Banking, Harvard Business
School; Chair of the Investment Committee of HighVista
Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman of	Founder
the Federal Reserve Bank of Cleveland; Trustee of
University Hospitals of Cleveland, The Cleveland
Museum of Art, and Case Western Reserve University.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School
of Business Administration at Dartmouth College.

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-749-7273	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” is a trademark jointly owned by the London	To find out more about this public service, call the SEC
Stock Exchange plc and The Financial Times Limited	at 202-551-8090. Information about your fund is also
and is used by FTSE International Limited under license.	available on the SEC’s website, and you can receive
“All-World” is a trademark of FTSE International Limited.	copies of this information, for a fee, by sending a
The FTSE All-World ex US Index is calculated by FTSE	request in either of two ways: via e-mail addressed to
International Limited. FTSE International Limited does not	publicinfo@sec.gov or via regular mail addressed to the
sponsor, endorse, or promote the fund; is not in any way	Public Reference Section, Securities and Exchange
connected to it; and does not accept any liability	Commission, Washington, DC 20549-1520.
in relation to its issue, operation, and trading.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6280 122009

Vanguard FTSE International
Index Funds Annual Report

October 31, 2009

FTSE All-World ex-US Index Fund
FTSE All-World ex-US Small-Cap Index Fund

> For the fiscal year ended October 31, 2009, Vanguard FTSE All-World ex-US Index Fund returned about 32%, benefiting from a sharp rebound across global stock markets.

> From its inception in April 2009 through October, Vanguard FTSE All-World ex-US Small-Cap Index Fund returned about 49%. The fund was aided by its springtime launch date, arriving just in time to catch the surge in international returns.

> Both funds performed in line with their target indexes, although the use of fair-value pricing caused a transient discrepancy to appear at the fiscal year-end.

Contents
Your Fund’s Total Returns	1
President’s Letter	2
Results of Proxy Voting	8
FTSE All-World ex-US Index Fund	10
FTSE All-World ex-US Small-Cap Index Fund	51
Your Fund’s After-Tax Returns	94
About Your Fund’s Expenses	95
Glossary	97

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	VFWIX	32.19%
Institutional Shares[1]	VFWSX	32.56
ETF Shares[2]	VEU
Market Price		30.84
Net Asset Value		32.41
FTSE All-World ex US Index		35.97
International Funds Average[3]		26.69

		Returns Since
		Fund Inception
Vanguard FTSE All-World ex-US Small-Cap Index Fund (Inception: 4/2/2009)
Investor Shares	VFSVX	49.15%
Institutional Shares[1]	VFSNX	49.40
ETF Shares[2]	VSS
Market Price		49.10
Net Asset Value		49.37
FTSE Global Small Cap ex US Index		53.89
International Small-Cap Funds Average[3]		49.57

1 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.
2 Vanguard ETF® Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

Our two FTSE International Index Funds provided excellent returns in the fiscal year ended October 31, 2009, reflecting a strong rebound in stock markets abroad.

Vanguard FTSE All-World ex-US Index Fund, like its target index, provides broad exposure to stocks from emerging and developed markets around the world. For the 2009 fiscal year, the fund returned about 32%.

Vanguard FTSE All-World ex-US Small-Cap Index Fund is focused on smaller companies in these global markets. For the seven months following its inception in April, the fund returned about 49%.

Both funds performed in line with their target benchmarks during the period, although this is not apparent in the returns shown on page 1. The seeming discrepancy between the fund and index returns primarily reflects fair-value pricing—a method employed to account for any changes in a fund’s market value that occur after the close of international markets but before the U.S. market closes at 4 p.m. These discrepancies typically disappear when the international markets reopen, but they can show up in a snapshot of performance on a given day.

2

A vicious bear market quickly turned bullish
A year ago, the global financial system stood on the brink of collapse as the expanding U.S. credit crisis precipitated the deepest worldwide recession since World War II. Since then, markets have pulled back from the depths and, in fact, have rallied impressively. Although U.S. unemployment has risen to double digits and signs of a robust recovery are hard to find, the global economy has begun to revive. For the first time in more than a year, U.S. gross domestic product registered growth, as reported by the Commerce Department for the third quarter of calendar 2009.

U.S. stocks recorded positive returns for the fiscal year ended October 31 as the market’s losses during the first four months of the period—marking the final plunge of a historic bear market—were erased by a remarkable rally beginning in March. Global stocks did even better, thanks to some renewed strength in developed markets and a powerful upswing in emerging markets that actually had some prognosticators worrying about a new asset bubble. Reminders of the markets’ travails are nevertheless apparent in the index returns for the past three years, where negative figures are the rule. Even the five-year returns for U.S. stocks as of October 31 were barely positive, further evidence of the long-term damage done by the collapse of the real estate bubble.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2009
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	34.79%	–2.49%	7.58%
Russell 1000 Index (Large-caps)	11.20	–6.84	0.71
Russell 2000 Index (Small-caps)	6.46	–8.51	0.59
Dow Jones U.S. Total Stock Market Index	11.34	–6.55	1.06

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	13.79%	6.35%	5.05%
Barclays Capital Municipal Bond Index	13.60	4.17	4.15
Citigroup 3-Month Treasury Bill Index	0.28	2.50	2.94

CPI
Consumer Price Index	–0.18%	2.32%	2.52%

3

The bond market experienced an equally dramatic turnaround

The stock market’s rapid fall and recovery were matched by an equally dramatic turnaround in the bond market. At the end of 2008, as the credit markets virtually shut down, risk-averse investors flocked to U.S. Treasury bonds. The effect was to widen the difference between the lower yields of Treasuries and the higher yields of corporate bonds to a margin not seen since the Great Depression.

Central banks around the world responded to the economic slowdown by lowering interest rates and implementing other aggressive stimulus programs. Meanwhile, governments boosted spending in hopes of reversing the recessionary tide. As fears of a worldwide depression eased, investors’ appetite for risk returned to more normal levels. The receding pessimism raised demand for corporate bonds, pushing up their prices and bringing down their yields. Over the past 12 months, both taxable and municipal bonds returned more than 13%.

However, the Fed’s easy-money campaign had a predictable effect on short-term savings vehicles such as money market funds, whose yields track prevailing short-term rates. In December 2008, the Fed reduced its target for the federal funds rate, a benchmark for the interest rates paid by money market instruments and other very short-term securities, to between 0% and 0.25%. The Fed has said it expects to maintain its target at this level “for an extended period.”

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Institutional	ETF	Peer-Group
	Shares	Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.40%	0.15%	0.25%	1.44%
FTSE All-World ex-US Small-Cap Index Fund	0.60	0.35	0.38	1.61

1 The fund expense ratios shown are from the prospectuses dated February 27, 2009, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the FTSE All-World ex-US Index Fund’s expense ratios were 0.40% for Investor Shares, 0.15% for Institutional Shares, and 0.25% for ETF Shares. The FTSE All-World ex-US Small-Cap Index Fund’s expense ratios were 0.78% for Investor Shares, 0.52% for Institutional Shares, and 0.55% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008. Peer groups are: for the FTSE All-World ex-US Index Fund, the International Funds Average, and for the FTSE All-World ex-US Small-Cap Index Fund, the International Small-Cap Funds Average.

4

Emerging markets dominated the global recovery
International stock markets opened the fiscal year under a cloud, plagued by repercussions of the credit crisis that began in the United States and by the global economic slowdown that followed. However, the markets rallied during the second half of the year, and all regions ended the period in positive territory. Results from the ten industry sectors were also positive, contributing to the impressive returns of Vanguard FTSE All-World ex-US Index Fund and FTSE All-World ex-US Small-Cap Index Fund.

The small-cap fund returned about 49% in the seven months following its inception. This strong performance reflected both the success of small-capitalization stocks, which led large-caps during the period, and the timing of the small-cap fund’s inception: It began operations on April 2, missing the sharp market downturn of prior months. Indeed, the fund got started at almost the same time that the rebound began in global markets—a coincidence that greatly benefited returns.

Emerging markets, which returned about 63% in aggregate for the 12-month period, were top performers in both funds. These markets recovered more quickly from the global financial crisis than developed markets, and added almost 15 percentage points to the return of the FTSE All-World ex-US Index Fund. In the small-cap fund, despite their relatively modest weighting, emerging markets as a group were the second-largest contributor to the return, adding about 12 percentage points.

Among developing nations, those rich in resources—Brazil, in particular—experienced strong economic growth during the past six months as demand for raw materials began to pick up across the globe. In China, another emerging-markets standout, the government’s aggressive stimulus package directed capital to companies in a variety of industries, spurring the nation’s economy. Markets in Taiwan, India, and South Korea also helped boost returns in both funds.

Europe was also a top contributor in both portfolios, primarily because of its heavy weighting. European countries have rebounded significantly from the financial crisis, although not as swiftly and profoundly as emerging-markets nations. In both funds, the United Kingdom represented the greatest proportion of European assets and was the largest contributor to returns. Markets in France, Spain, Germany, Sweden, and Switzerland also turned in strong performances.

Among developed Pacific markets, Japan had the largest weighting in both funds, and it was also this group’s top performer for the FTSE All-World ex-US Small Cap Index Fund; Australia was the leader for the FTSE All-World ex-US Index Fund. The other developed Pacific markets—Hong Kong, Singapore, and New Zealand—also posted positive returns.

5

Both funds own stocks in Canada, which has endured considerable uncertainty owing to the troubled economy of the United States, its largest trading partner. The Canadian market posted gains for the period, but slightly trailed the returns from regions outside North America.

Both funds saw overall gains in all industry sectors. Across markets and regions, financial stocks were the biggest standout for the FTSE All-World ex-US Index Fund. Banks, capital-market firms, and insurance agencies were top performers. Materials and energy companies were also significant contributors for the fund, especially in the emerging-markets nations.

The industrial sector was the best performer in the FTSE All-World ex-US Small-Cap Index Fund. Machinery and construction companies in Europe performed particularly well. The small-cap fund also benefited notably from holdings in the financial, consumer discretionary, and materials sectors.

Keep your sights set on your long-term goals
Although recent months have brought good news for stock prices and investors both domestically and internationally, the hardships of the not-so-distant past won’t be easily forgotten. And, unfortunately, there is really no way to know what the future holds.

Uncertainty is the one thing that we can count on in the financial markets. Because of this, Vanguard encourages investors to put these timeless rules of investing into practice: Maintain a long-term perspective, stay focused on your goals, and develop a well-balanced and diversified portfolio that is consistent with your tolerance for risk.

We believe that the FTSE All-World ex-US Funds, with their low costs and broad diversification among international stocks, can play a valuable role in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
President and Chief Executive Officer
November 18, 2009

Your Fund’s Performance at a Glance
October 31, 2008–October 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
FTSE All-World ex-US Index Fund
Investor Shares	$12.77	$16.48	$0.290	$0.000
Institutional Shares	64.06	82.71	1.593	0.000
ETF Shares	32.50	41.95	0.785	0.000
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$20.00[1]	$29.83	$0.000	$0.000
Institutional Shares	100.00[1]	149.40	0.000	0.000
ETF Shares	52.36[1]	78.21	0.000	0.000

1 At inception: April 2, 2009.

7

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*
The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund
			Percentage
Trustee	For	Withheld	For
John J. Brennan	1,604,062,236	36,846,078	97.8%
Charles D. Ellis	1,594,488,732	46,419,583	97.2%
Emerson U. Fullwood	1,603,672,430	37,235,884	97.7%
Rajiv L. Gupta	1,604,092,353	36,815,961	97.8%
Amy Gutmann	1,605,214,829	35,693,485	97.8%
JoAnn Heffernan Heisen	1,605,059,287	35,849,028	97.8%
F. William McNabb III	1,605,657,176	35,251,138	97.9%
André F. Perold	1,602,313,073	38,595,241	97.6%
Alfred M. Rankin, Jr.	1,604,909,324	35,998,991	97.8%
Peter F. Volanakis	1,607,261,150	33,647,165	97.9%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
FTSE All-World ex-US Index Fund
2a	71,299,208	879,660	1,207,378	12,315,684	83.2%
2b	70,997,043	939,500	1,449,702	12,315,685	82.8%
2c	70,543,952	939,514	1,902,775	12,315,688	82.3%
2d	70,679,473	962,574	1,744,196	12,315,687	82.5%
2e	71,032,033	899,601	1,454,609	12,315,688	82.9%

8

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
FTSE All-World ex-US Index Fund (continued)
2f	70,984,627	924,048	1,477,567	12,315,688	82.8%
2g	71,052,343	907,440	1,426,460	12,315,688	82.9%

FTSE All-World ex-US Small-Cap Index Fund
2a	534,250	2,467	9,064	1,497	97.6%
2b	530,752	3,821	11,208	1,497	97.0%
2c	526,165	4,426	15,189	1,497	96.1%
2d	530,822	2,467	12,492	1,497	97.0%
2e	528,609	3,445	13,727	1,497	96.6%
2f	535,183	3,083	7,515	1,497	97.8%
2g	533,548	3,279	8,954	1,497	97.5%

9

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,151	2,140
Turnover Rate	9%	—
Expense Ratio[2]		—
Investor Shares	0.40%
Institutional Shares	0.15%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.3%	8.3%
Consumer Staples	8.8	8.8
Energy	11.0	11.0
Financials	26.7	26.8
Health Care	6.2	6.1
Industrials	10.2	10.2
Information Technology	6.3	6.3
Materials	11.0	11.1
Telecommunication Services	6.5	6.4
Utilities	5.0	5.0

Ten Largest Holdings[3] (% of total net assets)
HSBC Holdings PLC	diversified banks	1.3%
Royal Dutch Shell	integrated oil
	and gas	1.3
BP PLC	packaged foods
	and meats	1.2
Nestle SA	diversified metals
	and mining	1.2
BHP Billiton Ltd.	integrated oil
	and gas	1.2
Total SA	integrated oil
	and gas	1.0
Petroleo Brasileiro SA	integrated
	telecommunication
	services	0.9
Banco Santander SA	pharmaceuticals	0.9
Telefonica SA	wireless
	telecommunication
	services	0.9
Novartis AG	pharmaceuticals	0.8
Top Ten		10.7%

Allocation by Region (% of equity exposure)

1 FTSE All-World ex US Index.
2 The expense ratios shown are from the prospectus dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.40% for Investor Shares, 0.15% for Institutional Shares, and 0.25% for ETF Shares.
3 The holdings listed exclude temporary cash investments and equity index products.
See the Glossary for investment terms.

10

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	14.4%	14.5%
France	8.3	7.9
Germany	5.7	5.6
Switzerland	5.4	5.3
Spain	3.7	3.7
Italy	2.8	2.8
Sweden	1.9	1.9
Netherlands	1.7	2.0
Other Europe	4.0	4.0
Subtotal	47.9%	47.7%
Pacific
Japan	14.0%	14.1%
Australia	5.9	5.9
Hong Kong	1.9	2.6
Singapore	1.2	1.1
Other Pacific	0.1	0.1
Subtotal	23.1%	23.8%
Emerging Markets
China	4.1%	3.6%
Brazil	3.9	3.8
South Korea	3.0	3.0
Taiwan	2.4	2.3
India	2.2	2.2
South Africa	1.8	1.8
Russia	1.4	1.4
Mexico	1.1	1.0
Other Emerging Markets	3.4	3.8
Subtotal	23.3%	22.9%
North America
Canada	5.7%	5.6%

1 FTSE All-World ex US Index.
See the Glossary for investment terms.

11

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007–October 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns	Final Value
		Periods Ended October 31, 2009	of a $10,000
	One Year	Since Inception[1]	Investment
FTSE All-World ex-US Index Fund
Investor Shares[2]	32.19%	–5.91%	$8,509
FTSE All-World ex US Index	35.97	–4.82	8,773
International Funds Average[3]	26.69	–8.64	7,870

			Final Value of
		Since	a $5,000,000
	One Year	Inception[1]	Investment
FTSE All-World ex-US Index Fund
Institutional Shares[2]	32.56%	–8.60%	$3,992,114
FTSE All-World ex US Index	35.97	–8.09	4,047,749

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value[4]	32.41%	–5.02%	$8,717
FTSE All-World ex US Index	35.97	–4.48	8,850

1 Performance for the fund and its comparative standards is calculated since the following inception dates: March 8, 2007, for the Investor Shares, April 30, 2007, for the Institutional Shares, and March 2, 2007, for the ETF Shares.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months, nor for the Investor Shares do they include the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Derived from data provided by Lipper Inc.
4 For more information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

12

FTSE All-World ex-US Index Fund

Cumulative Returns—ETF Shares: March 2, 2007–October 31, 2009
Cumulative
Since Inception
FTSE All-World ex-US Index Fund ETF Shares Market Price	–13.07%
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	–12.83
FTSE All-World ex US Index	–11.50

Fiscal-Year Total Returns (%): March 8, 2007–October 31, 2009

Average Annual Total Returns: Periods Ended September 30, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Since
	Inception Date	Year	Inception
FTSE All-World ex-US Index Fund
Investor Shares[1]	3/8/2007	4.92%	–5.18%
Institutional Shares[1]	4/30/2007	5.19	–7.95
ETF Shares	3/2/2007
Market Price		5.27	–4.14
Net Asset Value		5.10	–4.27

1 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months, nor for the Investor Shares do they include the account service fee that may be applicable to certain accounts with balances below $10,000.
Note: See Financial Highlights tables for dividend and capital gains information.

13

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)
Argentina (0.0%)
*	Petrobras Energia
	Participaciones SA ADR	24,359	417

Australia (5.9%)
	BHP Billiton Ltd.	1,556,994	51,064
	Commonwealth Bank of
	Australia	704,620	32,562
	Westpac Banking Corp.	1,364,252	31,886
	National Australia Bank Ltd.	972,214	25,687
	Australia & New Zealand
	Banking Group Ltd.	1,078,436	21,996
	Woolworths Ltd.	567,173	14,517
	Rio Tinto Ltd.	210,540	11,670
	Wesfarmers Ltd.	462,885	11,550
	Westfield Group	1,051,365	11,391
	Woodside Petroleum Ltd.	245,997	10,318
	QBE Insurance Group Ltd.	464,408	9,353
	CSL Ltd.	279,980	7,861
^	Macquarie Group Ltd.	154,676	6,774
	Newcrest Mining Ltd.	220,923	6,350
	Telstra Corp. Ltd.	2,009,706	5,972
	Origin Energy Ltd.	401,051	5,751
	Santos Ltd.	380,733	5,075
	AMP Ltd.	925,942	4,879
	Suncorp-Metway Ltd.	576,505	4,509
	Foster’s Group Ltd.	886,774	4,349
	Brambles Ltd.	650,457	4,101
	Stockland	1,093,355	3,632
*	Fortescue Metals
	Group Ltd.	1,077,926	3,609
	Orica Ltd.	167,649	3,556
	Insurance Australia
	Group Ltd.	965,612	3,248
	Oil Search Ltd.	579,381	3,005
	Amcor Ltd.	549,822	2,831
	AXA Asia Pacific
	Holdings Ltd.	698,918	2,616
	WorleyParsons Ltd.	109,646	2,530

			Market
			Value•
		Shares	($000)
	AGL Energy Ltd.	202,046	2,504
	Computershare Ltd.	256,794	2,493
	Coca-Cola Amatil Ltd.	259,232	2,465
	Toll Holdings Ltd.	324,750	2,462
	Transurban Group	599,612	2,433
	ASX Ltd.	79,818	2,406
	BlueScope Steel Ltd.	849,226	2,251
	Leighton Holdings Ltd.	70,596	2,242
	Sonic Healthcare Ltd.	176,244	2,200
	GPT Group	4,246,330	2,167
	Wesfarmers Ltd.	77,077	1,931
	Crown Ltd.	254,690	1,854
	Metcash Ltd.	433,729	1,824
	TABCORP Holdings Ltd.	279,134	1,781
	Lend Lease Corp. Ltd.	212,702	1,763
	Incitec Pivot Ltd.	744,052	1,736
*	Asciano Group	1,285,184	1,721
	Mirvac Group	1,301,543	1,704
*	Alumina Ltd.	1,140,820	1,674
	OneSteel Ltd.	606,433	1,646
	Cochlear Ltd.	27,289	1,564
	Dexus Property Group	2,188,376	1,546
	Sims Metal
	Management Ltd.	84,791	1,495
	Tatts Group Ltd.	672,499	1,489
*	OZ Minerals Ltd.	1,423,456	1,488
	Goodman Group	2,724,010	1,461
	Macquarie
	Infrastructure Group	1,118,949	1,432
	CFS Retail Property Trust	821,481	1,412
	Boral Ltd.	275,268	1,404
	Harvey Norman
	Holdings Ltd.	378,903	1,342
*	Paladin Energy Ltd.	351,771	1,273
*	James Hardie Industries
	NV	200,293	1,269
	Qantas Airways Ltd.	497,940	1,238
	Bendigo and
	Adelaide Bank Ltd.	152,367	1,235
	Nufarm Ltd.	101,362	1,036

14

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	CSR Ltd.	602,214	1,024
	Bank of Queensland Ltd.	93,289	1,021
	Aristocrat Leisure Ltd.	242,945	970
	Goodman Fielder Ltd.	632,142	907
	Downer EDI Ltd.	112,081	853
	Billabong International Ltd.	85,305	789
	Macquarie Airports	299,411	762
	Perpetual Ltd.	22,825	761
	Energy Resources of
	Australia Ltd.	34,582	714
	Challenger Financial
	Services Group Ltd.	204,318	672
	Commonwealth Property
	Office Fund	804,319	631
	Consolidated Media
	Holdings Ltd.	218,569	593
	Ansell Ltd.	64,144	593
	Macquarie Office Trust	2,057,188	576
	Adelaide Brighton Ltd.	219,556	552
*	Iluka Resources Ltd.	173,460	537
	IOOF Holdings Ltd.	108,450	508
*	Caltex Australia Ltd.	55,039	499
	Flight Centre Ltd.	32,372	488
	SP AusNet	561,969	442
	Tower Australia Group Ltd.	165,870	437
	Sigma Pharmaceuticals Ltd.	509,937	427
	New Hope Corp. Ltd.	108,879	406
^	Fairfax Media Ltd.	277,011	393
	Ten Network Holdings Ltd.	266,062	363
	GWA International Ltd.	139,801	356
	AWB Ltd.	301,006	329
	Gunns Ltd.	352,041	317
	Australand Property Group	645,379	305
	Spotless Group Ltd.	112,149	252
^	West Australian
	Newspapers Holdings Ltd.	36,010	240
	Envestra Ltd.	497,442	234
	Corporate Express
	Australia Ltd.	39,426	151
	Austereo Group Ltd.	112,512	150
	APN News & Media Ltd.	73,168	146
*	PaperlinX Ltd.	170,402	83
*	Elders Ltd.	332,706	55
*	CSR, Ltd.
	Rights Exp. 11/9/2009	105,387	23
*	ABC Learning Centres Ltd.	44,287	22
			393,164
Austria (0.3%)
^	Erste Group Bank AG	110,461	4,441
	OMV AG	68,703	2,831
	Telekom Austria AG	160,878	2,635
	Voestalpine AG	74,420	2,545
^	Raiffeisen International
	Bank Holding AG	21,708	1,273
*,^	Immoeast AG	201,715	1,065
	Vienna Insurance Group	17,939	1,011

			Market
			Value•
		Shares	($000)
	Verbund - Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	20,596	924
	EVN AG	25,566	483
	Strabag SE	14,858	457
			17,665
Belgium (0.7%)
	Anheuser-Busch InBev NV	369,499	17,348
*	Fortis	1,084,185	4,688
*	KBC Groep NV	80,575	3,449
	Groupe Bruxelles Lambert
	SA	36,526	3,219
	Delhaize Group SA	45,391	3,083
	Belgacom SA	76,821	2,877
	UCB SA	65,109	2,780
*	Dexia SA	259,038	2,153
	Solvay SA Class A	19,531	1,918
	Umicore	61,340	1,863
	Colruyt SA	6,877	1,636
	Nationale A Portefeuille	13,981	731
	Mobistar SA	7,594	522
			46,267
Brazil (3.8%)
	Petroleo Brasileiro SA
	Series A ADR	581,392	23,325
	Petroleo Brasileiro SA ADR	451,567	20,871
	Itau Unibanco Holding
	SA ADR	940,837	18,008
*	Vale SA Class B ADR	704,052	16,264
	Banco Bradesco SA ADR	689,087	13,575
*	Vale SA Class B ADR	491,828	12,537
	Petroleo Brasileiro SA Pfd.	552,546	10,953
	Cia Siderurgica Nacional
	SA ADR	269,139	8,925
	Cia de Bebidas das
	Americas ADR	93,155	8,391
	Vale SA	368,400	8,292
	Investimentos Itau SA	1,234,345	7,056
	Petroleo Brasileiro SA	279,600	6,428
	BM&FBOVESPA SA	951,459	6,130
	Banco do Brasil SA	353,823	5,666
	Vale SA	207,100	5,261
	BRF-Brasil Foods SA	193,101	4,655
	Gerdau SA ADR	274,333	4,142
	Natura Cosmeticos SA	199,123	3,579
	Redecard SA	234,159	3,437
	Usinas Siderurgicas de
	Minas Gerais SA	117,627	3,072
*	Banco Santander Brasil SA	238,200	2,813
	Cia de Concessoes
	Rodoviarias	137,376	2,701
	OGX Petroleo e
	Gas Participacoes SA	3,026	2,439
	Cia Energetica de
	Minas Gerais ADR	148,925	2,352
	Itau Unibanco Holding SA	123,255	2,345

15

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Metalurgica Gerdau SA
	Class A	125,518	2,305
	Tele Norte Leste
	Participacoes SA ADR	120,870	2,304
	Companhia Brasileira de
	Meios de Pagamento	247,305	2,276
	Cia Brasileira de
	Distribuicao Grupo Pao de
	Acucar ADR	35,766	2,163
	Bradespar SA	104,240	2,139
	All America Latina Logistica
	SA	262,216	1,925
*	Empresa Brasileira de
	Aeronautica SA ADR	92,937	1,882
	Cyrela Brazil Realty SA	143,927	1,826
	Centrais Eletricas
	Brasileiras SA	125,334	1,785
	Ultrapar Participacoes SA	40,166	1,759
*	Global Village Telecom
	Holding SA	59,936	1,720
	Tim Participacoes SA ADR	64,581	1,523
	Souza Cruz SA	41,200	1,462
	Tractebel Energia SA	117,970	1,440
	Weg SA	145,182	1,426
	JBS SA	256,129	1,413
	Cia de Bebidas das
	Americas	17,297	1,316
*	NET Servicos de
	Comunicacao SA	103,579	1,277
	Usinas Siderurgicas de
	Minas Gerais SA	47,210	1,160
	Lojas Americanas SA	168,500	1,099
	Cia Paranaense de
	Energia ADR	60,500	1,065
	Brasil Telecom
	Participacoes SA ADR	18,338	923
	Gerdau SA Pfd.	59,000	889
*	Braskem SA ADR	63,262	830
	Eletropaulo Metropolitana
	Eletricidade de
	Sao Paulo SA	42,504	802
	Cia Energetica de
	Sao Paulo	68,496	797
	Suzano Papel e
	Celulose SA	89,098	774
	Vivo Participacoes SA ADR	31,108	754
	Gerdau SA	64,684	740
	B2W Cia Global Do Varejo	24,617	714
*	Tam SA	48,281	682
	AES Tiete SA Pfd.	59,916	675
	Tele Norte Leste
	Participacoes SA	28,594	644
	Light SA	46,092	635
	Klabin SA	260,700	622
*	BRF-Brasil Foods SA ADR	12,208	591
*	Fertilizantes Fosfatados SA	61,154	590

			Market
			Value•
		Shares	($000)
*	Hypermarcas SA	29,078	583
	Telemar Norte Leste SA	18,400	579
	Cia de Saneamento Basico
	do Estado de Sao Paulo	29,992	579
*	Tim Participacoes SA	177,168	556
	Brasil Telecom SA	60,390	515
	Banco Bradesco SA	25,500	499
	Porto Seguro SA	45,612	481
	Telecomunicacoes de
	Sao Paulo SA Pfd.	18,800	466
	EDP-Energias do Brasil
	SA	28,700	460
	Vivo Participacoes SA	18,000	438
	CPFL Energia SA	23,800	417
	Cia de Transmissao de
	Energia Eletrica Paulista	15,000	416
	Telecomunicacoes de
	Sao Paulo SA	16,500	365
*	Cosan SA Industria e
	Comercio	32,234	341
	Cia Energetica de
	Minas Gerais	23,620	294
	AES Tiete SA	23,000	245
	Cia Energetica de
	Minas Gerais	15,000	235
	Cia de Gas de Sao Paulo	11,000	206
	Cia Siderurgica Nacional SA	6,000	198
	Tim Participacoes SA	62,158	147
	Cia de Bebidas das
	Americas	1,000	91
*	Votorantim Celulose e
	Papel SA ADR	3,759	52
			258,307
Canada (5.6%)
	Royal Bank of Canada	655,896	33,218
	Suncor Energy Inc.	726,532	24,118
	Toronto-Dominion Bank	394,023	22,460
	Bank of Nova Scotia	472,009	19,739
	EnCana Corp.	349,980	19,406
	Canadian Natural
	Resources Ltd.	252,997	16,418
*	Research In Motion Ltd.	264,637	15,608
	Barrick Gold Corp.	407,415	14,669
	Manulife Financial Corp.	747,491	14,023
	Potash Corp. of
	Saskatchewan Inc.	137,751	12,846
	Goldcorp Inc.	339,823	12,493
	Bank of Montreal	255,200	11,807
	Canadian National
	Railway Co.	218,514	10,562
	Canadian Imperial Bank
	of Commerce	176,443	10,110
	TransCanada Corp.	317,059	9,716
	Talisman Energy Inc.	473,811	8,083
*	Teck Resources Ltd.
	Class B	268,872	7,805

16

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Sun Life Financial Inc.	261,042	7,220
	Rogers
	Communications Inc.
	Class B	234,884	6,892
	Enbridge Inc.	174,942	6,805
	Thomson Reuters Corp.	192,436	6,121
	Kinross Gold Corp.	321,155	5,966
	Imperial Oil Ltd.	157,035	5,907
	Brookfield Asset
	Management Inc.
	Class A	266,857	5,633
	Nexen Inc.	240,838	5,182
	Cameco Corp.	184,110	5,132
	Power Corp. of Canada	188,100	4,433
	Shoppers Drug Mart Corp.	101,300	4,025
	Agnico-Eagle Mines Ltd.	71,924	3,829
	National Bank of Canada	73,443	3,827
	Canadian Pacific
	Railway Ltd.	78,900	3,420
	Shaw Communications Inc.
	Class B	191,000	3,398
	Agrium Inc.	72,900	3,391
	Power Financial Corp.	129,500	3,259
	Husky Energy Inc.	117,842	3,104
	BCE Inc.	119,605	2,862
	Bombardier Inc.	659,015	2,674
	Magna International Inc.
	Class A	51,933	2,050
	Great-West Lifeco Inc.	89,166	1,953
	Canadian Tire Corp. Ltd.
	Class A	36,302	1,835
	Brookfield Properties Corp.	175,550	1,825
	TransAlta Corp.	97,743	1,824
	IGM Financial Inc.	48,666	1,734
	Barrick Gold Corp.
	(New York Shares)	44,500	1,599
	Loblaw Cos. Ltd.	55,697	1,537
*	CGI Group Inc. Class A	123,778	1,512
	George Weston Ltd.	25,800	1,315
	Saputo Inc.	48,990	1,176
	Finning International Inc.	76,960	1,135
	Canadian Utilities Ltd.
	Class A	29,421	1,048
	TELUS Corp.	26,837	843
	TELUS Corp. Class A	20,183	602
	Bombardier Inc. Class A	28,833	117
			378,266
Chile (0.3%)
	Empresas COPEC SA	241,942	3,222
	Empresa Nacional de
	Electricidad SA ADR	61,068	2,802
	Sociedad Quimica y
	Minera de Chile SA ADR	60,570	2,226
	SACI Falabella	443,948	2,107
	Enersis SA ADR	118,796	2,100
	CAP SA	56,767	1,475

			Market
			Value•
		Shares	($000)
	Banco Santander Chile
	ADR	19,639	1,034
	Centros Comerciales
	Sudamericanos SA	285,007	878
	Banco de Chile	10,972,190	868
	Colbun SA	3,106,154	731
	Lan Airlines SA	46,848	622
	ENTEL Chile SA	43,970	585
	AES Gener SA	1,147,603	486
	Cia Cervecerias Unidas
	SA	55,300	390
	CorpBanca SA	33,738,924	229
	Embotelladora Andina
	SA	66,100	203
	Enersis SA	272,800	97
	Empresa Nacional de
	Electricidad SA	62,800	97
			20,152
China (4.1%)
	China Construction
	Bank Corp.	31,285,000	26,972
	China Mobile Ltd.	2,779,500	26,056
	China Life
	Insurance Co. Ltd.	3,440,000	15,817
	Bank of China Ltd.	26,322,000	15,269
	Industrial & Commercial
	Bank of China	19,175,000	15,256
	CNOOC Ltd.	8,289,000	12,414
	PetroChina Co. Ltd.	9,768,000	11,754
	Ping An Insurance
	Group Co. of China Ltd.	898,000	7,870
	China Shenhua
	Energy Co. Ltd.	1,588,000	7,124
	China Petroleum &
	Chemical Corp.	7,830,000	6,640
	Tencent Holdings Ltd.	328,100	5,713
^	China Merchants
	Bank Co. Ltd.	1,698,050	4,344
	China Unicom
	Hong Kong Ltd.	3,308,182	4,206
	China Overseas Land &
	Investment Ltd.	1,911,760	4,122
	Bank of
	Communications Co. Ltd.	3,181,000	3,803
	China Citic Bank	4,568,700	3,420
	China Telecom Corp. Ltd.	7,478,000	3,305
*,^	Byd Co. Ltd.	318,100	2,912
	China Coal Energy Co.	1,894,000	2,635
	Hengan International
	Group Co. Ltd.	388,622	2,502
	China Communications
	Construction Co. Ltd.	2,247,000	2,416
	Tingyi Cayman Islands
	Holding Corp.	1,034,192	2,308
^	Aluminum Corp. of
	China Ltd.	2,026,000	2,207

17

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	China Resources Land Ltd.	900,000	2,173
	China Resources Enterprise	584,000	1,956
	China Merchants Holdings
	International Co. Ltd.	592,000	1,888
	Zijin Mining Group Co. Ltd.	1,902,000	1,841
	Lenovo Group Ltd.	3,186,000	1,774
^	Alibaba.com Ltd.	705,500	1,625
	Citic Pacific Ltd.	613,000	1,580
*	GOME Electrical
	Appliances Holdings Ltd.	5,265,940	1,543
*	China Mengniu
	Dairy Co. Ltd.	529,000	1,482
*	China Railway Group Ltd.	1,875,000	1,476
^	China COSCO
	Holdings Co. Ltd.	1,197,300	1,476
	Jiangxi Copper Co. Ltd.	648,000	1,468
	Sino-Ocean Land
	Holdings Ltd.	1,509,000	1,468
^	Want Want China
	Holdings Ltd.	2,477,000	1,455
	China Resources Power
	Holdings Co. Ltd.	688,400	1,426
	Dongfeng Motor
	Group Co. Ltd.	1,198,000	1,424
	Yanzhou Coal
	Mining Co. Ltd.	906,000	1,401
	Kingboard Chemical
	Holdings Ltd.	346,000	1,393
*,^	PICC Property &
	Casualty Co. Ltd.	1,782,000	1,313
	Anhui Conch
	Cement Co. Ltd.	202,000	1,307
	China Railway Construction
	Corp. Ltd.	942,574	1,249
*,^	China Taiping Insurance
	Holdings Co. Ltd.	354,000	1,248
	Shimao Property
	Holdings Ltd.	663,094	1,232
	China National Building
	Material Co. Ltd.	570,200	1,224
	Denway Motors Ltd.	2,532,000	1,212
	Belle International
	Holdings Ltd.	1,194,000	1,206
	China Yurun Food
	Group Ltd.	586,000	1,204
	Cnpc Hong Kong Ltd.	1,100,000	1,161
	Shanghai Industrial
	Holdings Ltd.	239,000	1,123
*,^	Sinopharm Group Co.	297,200	1,081
	Inner Mongolia Yitai
	Coal Co. Class B	164,610	1,056
	Chaoda Modern Agriculture
	Holdings Ltd.	1,343,884	1,038
	Huaneng Power
	International Inc.	1,490,000	951
^	Angang Steel Co. Ltd.	514,000	947

			Market
			Value•
		Shares	($000)
	Beijing Enterprises
	Holdings Ltd.	156,000	934
^	Li Ning Co. Ltd.	341,000	925
*	Metallurgical Corp. of
	China Ltd.	1,295,000	877
	Tsingtao Brewery Co. Ltd.	212,000	861
^	China Shipping
	Development Co. Ltd.	600,000	842
	Agile Property
	Holdings Ltd.	656,000	840
	China Everbright Ltd.	346,000	816
	COSCO Pacific Ltd.	584,000	807
	Nine Dragons Paper
	Holdings Ltd.	560,000	797
^	Guangzhou R&F
	Properties Co. Ltd.	424,800	796
*	Air China Ltd.	1,470,000	796
^	Datang
	International Power
	Generation Co. Ltd.	1,638,000	776
	China Oilfield Services Ltd.	716,000	774
	Shanghai Electric
	Group Co. Ltd.	1,624,000	765
	China Vanke Co. Ltd.
	Class B	603,840	747
^	ZTE Corp.	124,948	692
	Zhejiang
	Expressway Co. Ltd.	812,000	691
	China International Marine
	Containers Co. Ltd.
	Class B	676,037	674
^	Sinofert Holdings Ltd.	1,344,000	665
^	Guangzhou
	Investment Co. Ltd.	2,420,000	642
*,^	China Shipping Container
	Lines Co. Ltd.	1,789,700	640
	Weichai Power Co. Ltd.	96,000	627
^	Fosun International	917,000	621
	China Agri-Industries
	Holdings Ltd.	624,000	599
	Parkson Retail Group Ltd.	362,000	586
	Yantai Changyu Pioneer
	Wine Co. Class B	78,100	574
	Yangzijiang Shipbuilding
	Holdings Ltd.	792,964	555
	China High Speed
	Transmission Equipment
	Group Co.	266,000	533
*	Beijing Capital International
	Airport Co. Ltd.	784,000	527
	Jiangsu
	Expressway Co. Ltd.	588,000	523
^	Country Garden
	Holdings Co.	1,337,960	513
	Hopson Development
	Holdings Ltd.	292,000	511

18

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Huabao International
	Holdings Ltd.	533,000	508
	China National
	Materials Co. Ltd.	620,000	491
	China South Locomotive
	and Rolling Stock Corp.	879,000	487
	Soho China Ltd.	901,500	484
*,^	Maanshan Iron & Steel	794,000	478
	Shanghai Zhenhua Heavy
	Industry Co. Ltd. Class B	549,970	455
	TPV Technology Ltd.	680,000	446
*	Hidili Industry International
	Development Ltd.	429,000	439
	Anta Sports Products Ltd.	352,000	424
	Guangdong
	Investment Ltd.	810,000	423
^	China Huiyuan Juice
	Group Ltd.	652,000	422
*,^	Sinopec Shanghai
	Petrochemical Co. Ltd.	1,052,000	422
	Shui On Land Ltd.	683,900	415
	Shanghai Lujiazui Finance
	& Trade Zone
	Development Co. Ltd.
	Class B	221,390	413
	China Communications
	Services Corp. Ltd.	790,000	409
	China BlueChemical Ltd.	762,000	405
	Greentown China
	Holdings Ltd.	269,500	390
	China Foods Ltd.	534,000	389
*,^	Semiconductor
	Manufacturing
	International Corp.	7,734,000	378
	China
	Molybdenum Co. Ltd.	452,000	372
	Dongfang
	Electric Corp. Ltd.	73,200	364
	Zhaojin Mining
	Industry Co. Ltd.	203,000	355
	Shenzhen International
	Holdings	5,077,500	355
	Shenzhen Investment Ltd.	870,808	343
	KWG Property Holding Ltd.	444,000	319
^	New World China Land Ltd.	793,600	315
	Great Wall Motor Co. Ltd.	218,000	245
	Travelsky Technology Ltd.	279,000	238
	China Merchants Property
	Development Co. Ltd.
	Class B	96,850	234
^	Beijing North Star Co.	620,000	229
	Lianhua Supermarket
	Holdings Co. Ltd.	105,000	225
	Hopewell Highway
	Infrastructure Ltd.	356,600	215
	Sinotrans Ltd.	794,000	208

			Market
			Value•
		Shares	($000)
*	China Eastern
	Airlines Corp. Ltd.	748,000	205
	Guangshen
	Railway Co. Ltd.	498,000	202
*	Citic Resources
	Holdings Ltd.	719,300	202
	China Travel
	International Inv HK	990,000	202
	Harbin Power
	Equipment Co. Ltd.	216,000	201
	Weiqiao Textile Co.	287,500	201
	Chongqing Changan
	Automobile Co. Ltd.
	Class B	264,756	197
*,^	China Southern
	Airlines Co. Ltd.	675,000	196
^	Global Bio-Chem
	Technology Group Co. Ltd.	746,000	182
	CSG Holding Co. Ltd.
	Class B	178,107	173
	Shandong Chenming Paper
	Holdings Ltd. Class B	239,700	167
*	Zhejiang Southeast Electric
	Power Co. Class B	299,200	167
*	Sinopec Yizheng Chemical
	Fibre Co. Ltd.	656,000	163
	Shenzhen
	Expressway Co. Ltd.	338,000	162
	Dazhong Transportation
	Group Co. Ltd. Class B	225,900	158
	Guangdong Electric Power
	Development Co. Ltd.
	Class B	283,660	155
*	Huadian Power
	International Co.	552,000	153
^	Guangzhou Shipyard
	International Co. Ltd.	76,000	140
	Anhui Expressway Co.	220,000	138
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	72,200	109
	Inner Mongolia
	Eerduosi Cashmere
	Products Co. Ltd. Class B	153,000	109
	Shanghai Jinjiang
	International Hotels
	Development Co. Ltd.
	Class B	80,300	108
	Shanghai Friendship
	Group Inc. Ltd. Class B	90,790	108
*	Shanghai Waigaoqiao
	Free Trade Zone
	Development Co. Ltd.
	Class B	124,100	105
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	99,640	104
19

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Shanghai Jinjiang
	International Investment
	Holdings Co. Class B	108,700	102
*	Huadian Energy Co. Ltd.	299,100	101
*	Shanghai Haixin Group Co.
	Class B	286,800	101
	Guangdong Provincial
	Expressway
	Development Co. Ltd.
	Class B	212,800	101
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	109,000	98
	Shanghai Chlor-Alkali
	Chemical Co. Ltd.
	Class B	243,435	96
*	BOE Technology
	Group Co. Ltd. Class B	378,500	88
	Bengang Steel Plates Co.
	Class B	172,200	86
	Foshan Electrical and
	Lighting Co. Ltd. Class B	85,820	58
*	Hainan Airlines Co. Ltd.
	Class B	35,200	18
*,^	New World China Land
	Rights Exp. 11/06/2009	222,000	15
	Jiangling Motors Corp. Ltd.
	Class B	1,800	3
*	Double Coin Holdings Ltd.
	Class B	4,300	2
	Guangzhou
	Pharmaceutical Co. Ltd.	4,000	2
	Weifu
	High-Technology Co. Ltd.
	Class B	2,000	2
	Jinzhou Port Co. Ltd.
	Class B	3,960	2
	Tianjin Capital
	Environmental Protection
	Group Co. Ltd.	4,000	1
*	Shenzhen Special
	Economic Zone
	Real Estate & Properties
	Group Co. Ltd. Class B	2,100	1
			276,171
Colombia (0.0%)
	BanColombia SA ADR	42,231	1,671

Czech Republic (0.1%)
	CEZ AS	97,311	4,792
	Komercni Banka AS	7,538	1,478
	Telefonica O2 Czech
	Republic AS	58,340	1,375
*	Unipetrol	34,935	261
			7,906

			Market
			Value•
		Shares	($000)
Denmark (0.7%)
	Novo Nordisk A/S Class B	243,154	15,106
*	Danske Bank A/S	319,568	7,339
*	Vestas Wind Systems A/S	91,713	6,432
	A P Moller - Maersk A/S
	Class B	682	4,657
	Carlsberg A/S Class B	53,918	3,780
	A P Moller - Maersk A/S	550	3,657
	Novozymes A/S	23,054	2,109
	Danisco A/S	20,720	1,292
^	FLSmidth & Co. A/S	23,300	1,233
	Coloplast A/S Class B	14,162	1,156
	TrygVesta AS	11,750	847
*	William Demant Holding	9,300	661
	H Lundbeck A/S	22,500	436
	Rockwool International AS
	Class B	1,437	122
			48,827
Egypt (0.1%)
	Orascom Construction
	Industries GDR	53,490	2,582
	Orascom Telecom Holding
	SAE GDR	43,950	1,494
			4,076
Finland (0.7%)
	Nokia Oyj	1,709,795	21,597
	Sampo Oyj	269,538	6,452
	Fortum Oyj	204,959	4,851
	UPM-Kymmene Oyj	243,161	2,918
	Kone Oyj Class B	76,421	2,853
	Stora Enso Oyj	280,033	2,120
	Metso Oyj	65,616	1,832
	Wartsila Oyj	45,380	1,643
	Nokian Renkaat Oyj	57,750	1,232
^	Neste Oil Oyj	66,164	1,170
	Outokumpu Oyj	60,124	994
	Kesko Oyj Class B	29,800	992
	Rautaruukki Oyj	46,400	946
	Sanoma Oyj	23,606	436
			50,036
France (8.2%)
	Total SA	1,109,674	66,403
	BNP Paribas	461,774	34,787
	Sanofi-Aventis SA	457,820	33,559
	GDF Suez	762,552	31,880
	AXA SA	969,227	24,105
	France Telecom SA	905,041	22,426
^	Societe Generale	329,628	21,894
	ArcelorMittal	523,252	17,708
	Groupe Danone SA	293,617	17,639
	LVMH Moet Hennessy
	Louis Vuitton SA	170,267	17,631
	Vivendi	567,505	15,744
	L’Oreal SA	140,041	14,319
	Carrefour SA	326,988	14,035

20

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Air Liquide SA	119,941	12,918
	Vinci SA	227,970	11,897
	Schneider Electric SA	113,345	11,787
	Cie de Saint-Gobain	227,310	11,077
	Pernod-Ricard SA	119,781	9,979
	Alstom SA	131,176	9,089
	Unibail-Rodamco SE	40,934	9,065
	Lafarge SA	99,337	8,063
	Credit Agricole SA	412,649	7,904
	Veolia Environnement	217,507	7,106
	EDF SA	119,297	6,649
	Bouygues SA	119,418	5,624
	Cie Generale d’Optique
	Essilor International SA	98,030	5,489
^	Hermes International	37,133	5,164
	Accor SA	104,584	5,009
	PPR	44,257	4,823
*	Renault SA	98,195	4,394
*	Alcatel-Lucent	1,079,348	4,042
^	Vallourec SA	24,795	3,904
	Suez Environnement Co.	169,960	3,777
	Compagnie Generale des
	Etablissements Michelin
	Class B	49,866	3,694
	Christian Dior SA	33,626	3,353
	SES SA	153,144	3,318
	Sodexo	55,009	3,141
	Technip SA	50,032	3,139
	Cap Gemini SA	66,613	3,086
	European Aeronautic
	Defence and Space Co.
	NV	149,519	2,800
	Lagardere SCA	61,015	2,757
*	Peugeot SA	82,027	2,672
	Publicis Groupe	67,833	2,577
	STMicroelectronics NV	314,133	2,521
*	Natixis	399,713	2,245
	SCOR SE	82,638	2,103
	CNP Assurances	20,333	1,965
	Thales SA	38,960	1,888
^	Eiffage SA	32,136	1,751
	Klepierre	40,330	1,672
	Casino Guichard Perrachon
	SA	20,530	1,631
^	Eramet	5,112	1,592
*	Cie Generale de
	Geophysique-Veritas	79,959	1,584
	Safran SA	97,982	1,581
	Dassault Systemes SA	26,776	1,545
*	Atos Origin SA	32,414	1,518
	Bureau Veritas SA	24,580	1,353
	Legrand SA	49,768	1,350
	Eutelsat Communications	40,276	1,280
	Societe BIC SA	16,755	1,163
	Societe Television
	Francaise 1	72,122	1,132

			Market
			Value•
		Shares	($000)
	Aeroports de Paris	14,243	1,081
*	Air France-KLM	70,190	1,076
	BioMerieux	9,378	1,041
	ICADE	9,410	991
	Imerys SA	17,244	945
	Gecina SA	8,509	905
	Eurazeo	12,941	814
	Societe Des Autoroutes
	Paris-Rhin-Rhone	10,791	810
	PagesJaunes Groupe	64,152	786
*	JC Decaux SA	32,212	651
	Wendel	11,270	625
	Ciments Francais SA	5,079	554
	EDF Energies Nouvelles
	SA	10,058	537
	Iliad SA	4,681	507
	Euler Hermes SA	6,190	491
	Ipsen SA	7,263	370
			552,485
Germany (5.6%)
	Siemens AG	424,213	38,335
	E.ON AG	928,328	35,578
	Bayer AG	383,648	26,618
	Allianz SE	208,839	23,938
	Daimler AG	475,192	23,081
	BASF SE	428,628	22,944
	Deutsche Bank AG	287,045	20,854
	Deutsche Telekom AG	1,513,466	20,682
	SAP AG	425,240	19,261
	RWE AG	182,118	15,974
	Muenchener
	Rueckversicherungs AG	91,143	14,420
	Deutsche Boerse AG	90,201	7,306
	Deutsche Post AG	418,693	7,083
	Bayerische Motoren Werke
	AG	140,130	6,855
^	Volkswagen AG	40,647	6,609
	Linde AG	58,792	6,171
	ThyssenKrupp AG	179,645	5,787
	MAN SE	65,504	5,394
	HeidelbergCement AG	86,987	5,203
	Fresenius Medical Care AG
	& Co. KGaA	101,012	4,902
	Volkswagen AG Pfd.	48,527	4,835
	Adidas AG	92,500	4,283
*	Commerzbank AG	406,066	4,229
	Metro AG	74,514	4,136
	K&S AG	75,663	4,130
	Henkel AG & Co. KGaA Pfd.	84,384	3,843
	Porsche Automobil Holding
	SE	40,629	3,108
	Merck KGaA	30,224	2,841
	Beiersdorf AG	45,702	2,815
	Henkel AG & Co. KGaA	62,638	2,420
*	Infineon Technologies AG	512,349	2,307
	Fresenius AG Pfd.	36,475	2,119

21

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
*,^	QIAGEN NV	101,855	2,112
	Salzgitter AG	21,488	1,932
	Hochtief AG	24,342	1,837
	Deutsche Lufthansa AG	107,239	1,656
	GEA Group AG	83,260	1,571
*	Hannover
	Rueckversicherung AG	28,773	1,297
*	Deutsche Postbank AG	40,999	1,270
	Lanxess AG	36,721	1,151
	Wacker Chemie AG	7,285	1,047
	Celesio AG	37,891	940
	Puma AG
	Rudolf Dassler Sport	2,936	900
*,^	TUI AG	125,819	872
^	Solarworld AG	37,154	804
	Fraport AG Frankfurt Airport
	Services Worldwide	17,068	804
	Fresenius SE	13,541	675
	Suedzucker AG	27,293	564
	Hamburger Hafen und
	Logistik AG	12,649	493
	Generali Deutschland
	Holding AG	3,981	378
*,^	Q-Cells SE	17,397	288
			378,652
Greece (0.5%)
*	National Bank of Greece
	SA ADR	1,205,647	8,765
	Hellenic
	Telecommunications
	Organization SA ADR	434,730	3,687
*	Alpha Bank AE	182,685	3,522
*	EFG Eurobank Ergasias SA	180,650	2,862
	OPAP SA	104,265	2,654
*	Piraeus Bank SA	145,875	2,515
	Coca Cola Hellenic
	Bottling Co. SA	63,178	1,647
*	National Bank of Greece SA	42,318	1,547
*	Public Power Corp. SA	53,410	1,089
	Marfin Investment Group
	SA	247,673	987
	Titan Cement Co. SA	25,066	866
	Hellenic Petroleum SA	53,080	643
			30,784
Hong Kong (1.9%)
	Sun Hung Kai
	Properties Ltd.	891,409	13,505
	Hutchison Whampoa Ltd.	1,484,000	10,416
	Cheung Kong Holdings Ltd.	806,000	10,229
	Hong Kong Exchanges and
	Clearing Ltd.	492,300	8,666
	CLP Holdings Ltd.	841,000	5,636
	Hong Kong &
	China Gas Co. Ltd.	2,306,850	5,550
	Li & Fung Ltd.	1,272,000	5,290
	Swire Pacific Ltd.	426,000	5,191

			Market
			Value•
		Shares	($000)
	Hang Seng Bank Ltd.	352,600	4,981
	BOC Hong Kong
	Holdings Ltd.	1,962,237	4,517
	Hongkong Electric
	Holdings Ltd.	744,000	3,979
	Esprit Holdings Ltd.	570,000	3,794
	Hang Lung Properties Ltd.	987,000	3,730
	Wharf Holdings Ltd.	660,250	3,567
	Henderson Land
	Development Co. Ltd.	497,466	3,517
	Bank of East Asia Ltd.	846,200	2,968
	New World
	Development Ltd.	1,347,000	2,899
	MTR Corp.	760,500	2,694
	Hang Lung Group Ltd.	463,000	2,321
	Link REIT	979,843	2,207
	Sino Land Co. Ltd.	1,114,000	2,119
	Shangri-La Asia Ltd.	808,514	1,555
	Kerry Properties Ltd.	264,500	1,475
	Hopewell Holdings Ltd.	416,000	1,309
	Wheelock & Co. Ltd.	384,000	1,234
*	Cathay Pacific Airways Ltd.	691,015	1,120
	Hysan
	Development Co. Ltd.	355,000	1,049
	Wing Hang Bank Ltd.	103,500	1,004
*	Foxconn International
	Holdings Ltd.	1,022,000	898
	Cheung Kong
	Infrastructure
	Holdings Ltd.	205,000	729
	Television Broadcasts Ltd.	149,000	704
^	First Pacific Co.	1,136,000	671
	Yue Yuen Industrial
	Holdings Ltd.	237,500	662
	ASM Pacific
	Technology Ltd.	84,500	657
^	Guoco Group Ltd.	57,000	639
	Techtronic Industries Co.	747,500	601
	PCCW Ltd.	2,314,000	568
	Orient Overseas
	International Ltd.	114,500	559
	Industrial & Commercial
	Bank of China Asia Ltd.	217,777	506
	NWS Holdings Ltd.	265,000	503
	Hongkong &
	Shanghai Hotels	349,500	498
	Lifestyle International
	Holdings Ltd.	303,000	487
	Hong Kong Aircraft
	Engineerg Co. Ltd.	37,200	439
	Cafe de Coral Holdings Ltd.	188,000	406
*,^	Johnson Electric
	Holdings Ltd.	919,000	404
	Great Eagle Holdings Ltd.	146,000	385
*,^	Mongolia Energy Co. Ltd.	912,000	383
^	Shun Tak Holdings Ltd.	531,000	357

22

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
^	C C Land Holdings Ltd.	620,000	337
	Lee & Man Paper
	Manufacturing Ltd.	150,400	297
	Chinese Estates
	Holdings Ltd.	169,500	291
*	Dah Sing Financial
	Holdings Ltd.	48,400	273
	Kowloon
	Development Co. Ltd.	216,000	230
	Texwinca Holdings Ltd.	248,000	210
*,^	Galaxy Entertainment
	Group Ltd.	468,000	198
^	Giordano International Ltd.	606,000	150
	Chong Hing Bank Ltd.	72,000	140
*,^	Melco International
	Development Ltd.	252,000	137
	Fubon Bank
	Hong Kong Ltd.	230,000	103
	Hutchison Harbour
	Ring Ltd.	1,352,000	99
	Public Financial
	Holdings Ltd.	190,000	98
	Hutchison
	Telecommunications
	Hong Kong Holdings Ltd.	543,000	94
	Hutchison
	Telecommunications
	International Ltd.	370,000	74
*	Dah Sing Banking
	Group Ltd.	42,800	59
*	First Pacific Co., Ltd.
	Rights Exp. 11/19/2009	227,200	36
			130,404
Hungary (0.1%)
*,^	OTP Bank PLC	131,270	3,691
*,^	MOL Hungarian Oil and
	Gas NyRt	37,536	3,136
	Richter Gedeon Nyrt.	7,275	1,515
	Magyar Telekom
	Telecommunications PLC	179,268	773
			9,115
India (2.2%)
	Infosys Technologies Ltd.
	ADR	261,264	12,018
	Reliance Industries Ltd.
	GDR	130,419	10,816
	ITC Ltd.	1,308,346	7,045
	Larsen & Toubro Ltd.	197,148	6,508
	Housing Development
	Finance Corp.	93,070	5,208
	Reliance Industries Ltd.	118,038	4,776
	Bharti Airtel Ltd.	684,373	4,230
	ICICI Bank Ltd. ADR	131,877	4,148
	HDFC Bank Ltd. ADR	35,616	3,940
	Oil & Natural Gas Corp. Ltd.	136,444	3,251

			Market
			Value•
		Shares	($000)
	State Bank of India Ltd.
	GDR	35,028	3,199
	Bharat Heavy
	Electricals Ltd.	66,901	3,129
	Axis Bank Ltd.	151,887	2,891
	Wipro Ltd. ADR	166,125	2,849
	Tata Steel Ltd.	248,133	2,452
	Hindustan Unilever Ltd.	401,297	2,399
	Jindal Steel & Power Ltd.	168,490	2,270
	Jaiprakash Associates Ltd.	476,702	2,099
	Sterlite Industries India Ltd.	129,459	2,091
	DLF Ltd.	231,907	1,804
	NTPC Ltd.	394,044	1,769
	Tata Consultancy
	Services Ltd.	126,890	1,687
	Cipla Ltd.	253,269	1,534
	Dr Reddys
	Laboratories Ltd. ADR	67,502	1,467
*	Essar Oil Ltd.	522,002	1,463
	Grasim Industries Ltd.	31,029	1,430
	Hindalco Industries Ltd.	557,080	1,424
	Bajaj Auto Ltd.	47,657	1,396
	Reliance
	Communications Ltd.	373,396	1,376
	Unitech Ltd.	778,357	1,334
	Infrastructure Development
	Finance Co. Ltd.	421,574	1,301
	Tata Power Co. Ltd.	45,137	1,269
	GAIL India Ltd.	165,326	1,217
	Hero Honda Motors Ltd.	34,946	1,154
	Maruti Suzuki India Ltd.	38,466	1,137
	Punjab National Bank Ltd.	62,947	1,131
	Reliance Infrastructure Ltd.	49,837	1,103
	Sesa Goa Ltd.	172,270	1,094
	JSW Steel Ltd.	63,333	1,003
	Steel Authority of India Ltd.	281,788	971
*	Cairn India Ltd.	172,983	958
	Kotak Mahindra Bank Ltd.	62,785	937
	Mahanagar Telephone
	Nigam ADR	321,292	935
	Tata Motors Ltd.	71,583	847
	Siemens India Ltd.	77,486	839
	Reliance Capital Ltd.	52,313	819
*	Housing Development &
	Infrastructure Ltd.	120,191	796
	Sun Pharmaceutical
	Industries Ltd.	25,961	755
	Mahindra & Mahindra Ltd.	37,952	734
	Nestle India Ltd.	13,352	726
	Lupin Ltd.	27,682	719
*	Reliance Natural
	Resources Ltd.	535,791	719
	Indian Oil Corp. Ltd.	99,090	654
	Crompton Greaves Ltd.	80,725	649
	Mphasis Ltd.	45,331	646
	Adani Enterprises Ltd.	42,834	644

23

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
*	GMR Infrastructure Ltd.	487,280	630
	Piramal Healthcare Ltd.	74,964	605
	ABB Ltd.	36,825	597
	Tata Communications Ltd.
	ADR	38,843	592
*	Idea Cellular Ltd.	535,531	585
*	Reliance Power Ltd.	199,120	581
	Power Grid Corp. of
	India Ltd.	264,322	580
	Hindustan
	Petroleum Corp. Ltd.	78,275	578
	HCL Technologies Ltd.	86,537	556
	United Spirits Ltd.	23,577	530
	Bharat Petroleum Corp. Ltd.	47,121	512
	Aditya Birla Nuvo Ltd.	30,403	507
	Bank of India	69,413	486
	Colgate-Palmolive India Ltd.	32,720	485
	Zee Entertainment
	Enterprises Ltd.	98,828	479
*	NHPC Ltd.	718,763	467
	Satyam Computer
	Services Ltd. ADR	86,551	458
	Tata Chemicals Ltd.	82,086	454
*	Ranbaxy Laboratories Ltd.	54,789	451
	Punj Lloyd Ltd.	103,374	439
	Union Bank of India	76,623	423
	Canara Bank	58,832	423
	Dabur India Ltd.	129,403	415
	Ambuja Cements Ltd.	211,056	396
	Mundra Port and Special
	Economic Zone Ltd.	37,614	396
	Ultratech Cement Ltd.	23,935	385
	Bajaj Holdings and
	Investment Ltd.	37,466	385
*	Adani Power Ltd.	181,323	378
	Bharat Electronics Ltd.	11,911	360
	ACC Ltd.	21,837	345
	Bank of Baroda	31,651	339
	Bharat Forge Ltd.	64,586	338
	Indiabulls Financial
	Services Ltd.	95,004	338
	Divi’s Laboratories Ltd.	27,520	309
*	Oracle Financial Sevices
	Software Ltd.	6,601	296
	Aban Offshore Ltd.	10,979	294
*	Suzlon Energy Ltd.	210,007	293
	Bajaj Finserv Ltd.	41,473	273
*	Lanco Infratech Ltd.	22,964	236
	Oriental Bank of Commerce	45,741	231
	Glenmark
	Pharmaceuticals Ltd.	48,507	229
	IDBI Bank Ltd.	90,684	218
	Great Eastern
	Shipping Co. Ltd.	42,250	213
	Financial Technologies
	India Ltd.	8,548	212

			Market
			Value•
		Shares	($000)
	Hindustan Zinc Ltd.	11,075	210
	National
	Aluminium Co. Ltd.	27,594	208
	Ashok Leyland Ltd.	206,714	198
	Infosys Technologies Ltd.	4,132	192
	Power Finance Corp. Ltd.	40,963	191
	Sun TV Network Ltd.	24,986	166
	Godrej Industries Ltd.	41,676	157
	Neyveli Lignite Corp. Ltd.	57,061	155
	Mangalore Refinery &
	Petrochemicals Ltd.	90,687	142
	Corp Bank	14,895	134
	Tech Mahindra Ltd.	6,673	131
	Castrol India Ltd.	10,738	120
*	Tata Teleservices
	Maharashtra Ltd.	201,283	112
	Shipping Corp. of India Ltd.	38,874	106
	ICICI Bank Ltd.	5,626	93
*	Jet Airways India Ltd.	250	2
			146,374
Indonesia (0.4%)
	Astra International Tbk PT	1,383,500	4,451
	Telekomunikasi Indonesia
	Tbk PT	4,653,000	4,007
	Bank Central Asia Tbk PT	5,660,500	2,666
	Bumi Resources Tbk PT	9,549,000	2,299
	Bank Rakyat Indonesia	2,783,500	2,026
	United Tractors Tbk PT	1,173,500	1,799
	Perusahaan Gas Negara
	PT	4,120,500	1,533
	Bank Mandiri Tbk PT	2,192,500	1,052
	Unilever Indonesia Tbk PT	765,000	800
	Tambang Batubara Bukit
	Asam Tbk PT	401,500	625
	Indocement Tunggal
	Prakarsa Tbk PT	515,500	587
	Indosat Tbk PT	1,043,000	554
	Semen Gresik Persero
	Tbk PT	762,000	538
	Indofood Sukses Makmur
	Tbk PT	1,671,000	528
	Astra Agro Lestari Tbk PT	197,000	437
	Aneka Tambang Tbk PT	1,845,000	429
	Gudang Garam Tbk PT	249,500	367
*	International Nickel
	Indonesia Tbk PT	776,500	322
	Bank Danamon Indonesia
	Tbk PT	642,735	300
*	Bank Pan Indonesia
	Tbk PT	3,537,000	284
			25,604
Ireland (0.2%)
	CRH PLC	317,476	7,785
	Kerry Group PLC Class A	60,846	1,803
*	Ryanair Holdings PLC ADR	55,390	1,510

24

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
*	Elan Corp. PLC	268,259	1,406
*	Allied Irish Banks PLC	436,313	1,205
*	Governor & Co. of the
	Bank of Ireland	472,951	1,186
*	Ryanair Holdings PLC	58,749	256
*	Anglo Irish Bank Corp. Ltd.	236,607	76
			15,227
Israel (0.6%)
	Teva Pharmaceutical
	Industries Ltd.	411,636	20,753
	Israel Chemicals Ltd.	259,156	3,027
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	911,601	2,034
*	Bank Hapoalim BM	443,350	1,619
	Bank Leumi Le-Israel BM	279,448	1,091
*	Nice Systems Ltd.	32,132	1,000
*	Israel Corp. Ltd.	1,033	710
	Perrigo Co.	18,502	671
	Perrigo Co. (U.S. Shares)	16,896	628
	Cellcom Israel Ltd.	20,664	615
	Partner
	Communications Co. Ltd.	32,200	611
	Elbit Systems Ltd.	9,500	576
	Makhteshim-Agan
	Industries Ltd.	107,547	503
*	Mizrahi Tefahot Bank Ltd.	49,000	398
	Israel Discount Bank Ltd.
	Class A	151,600	289
	Discount Investment Corp.	10,600	249
	Osem Investments Ltd.	18,900	245
	Delek Group Ltd.	1,340	221
	Koor Industries Ltd.	7,600	218
	Gazit-Globe Ltd.	23,091	213
*	Harel Insurance
	Investments &
	Financial Services Ltd.	4,300	204
	Oil Refineries Ltd.	365,301	201
	Paz Oil Co. Ltd.	1,278	199
	Strauss Group Ltd.	14,800	192
	IDB Holding Corp. Ltd.	8,014	189
*	Migdal Insurance &
	Financial Holding Ltd.	119,900	188
*	Clal Industries and
	Investments	22,500	115
*	Clal Insurance	4,800	102
	Delek Automotive
	Systems Ltd.	8,600	98
	Shufersal Ltd.	20,400	97
	Ormat Industries	7,805	68
*	Africa Israel
	Investments Ltd.	5,300	67
*	Elbit Imaging Ltd.	2,156	53
*	Hot Telecommunication
	System Ltd.	4,100	42

			Market
			Value•
		Shares	($000)
*	First International Bank Of
	Israel Ltd.	82	1
	Property & Building Corp.	7	—
			37,487
Italy (2.8%)
	ENI SPA	1,267,607	31,395
*	UniCredit SPA	7,805,912	26,151
	Enel SPA	3,244,646	19,307
	Assicurazioni Generali SPA	717,453	18,065
*	Intesa Sanpaolo SPA	4,122,889	17,351
	Telecom Italia SPA RNC	6,183,962	9,824
*	Fiat SPA	375,885	5,596
	Atlantia SPA	199,507	4,718
	Saipem SPA	153,611	4,532
	Unione di Banche Italiane
	SCPA	300,834	4,297
	Tenaris SA ADR	109,650	3,906
	Snam Rete Gas SPA	750,983	3,642
	Finmeccanica SPA	199,164	3,342
	Telecom Italia
	SPA RNC RSP	2,807,785	3,090
	Terna Rete Elettrica
	Nazionale SPA	680,829	2,699
	Mediaset SPA	413,621	2,686
*	Banco Popolare SC	296,596	2,577
	Mediobanca SPA	198,179	2,528
	Banca Monte dei Paschi
	di Siena SPA	1,250,411	2,376
	Parmalat SPA	772,249	2,140
*	Luxottica Group SPA	65,541	1,595
	Banca Popolare di
	Milano Scarl	197,123	1,467
	A2A SPA	705,279	1,300
^	Banca Carige SPA	370,565	1,045
*	Pirelli & C SPA	1,793,280	1,008
	Fondiaria-Sai SPA	45,450	828
*	Autogrill SPA	70,980	798
^	Lottomatica SPA	35,458	755
	Exor SPA	36,077	711
	Mediolanum SPA	92,710	588
	Buzzi Unicem SPA	34,994	587
	Saras SPA	180,270	585
^	Italcementi SPA	38,480	554
^	Bulgari SPA	64,466	528
*	Unipol Gruppo Finanziario
	SPA	334,270	485
*	Unipol Gruppo Finanziario
	SPA Pfd.	456,635	432
	Italcementi SPA	50,630	382
	Benetton Group SPA	34,000	329
	Edison SPA	205,766	316
^	Fondiaria-Sai SPA	20,747	255
	Exor SPA Pfd.	19,822	221
			184,991

25

FTSE All-World ex-US Index Fund

		Market
		Value•
	Shares	($000)
Japan (13.9%)
Toyota Motor Corp.	1,199,700	47,360
Mitsubishi UFJ Financial
Group Inc.	5,370,560	28,606
Canon Inc.	616,000	23,225
Honda Motor Co. Ltd.	638,200	19,712
Panasonic Corp.	1,137,100	16,050
Sumitomo Mitsui Financial
Group Inc.	468,300	15,918
Sony Corp.	460,900	13,610
Mitsubishi Corp.	588,400	12,474
Nintendo Co. Ltd.	49,200	12,341
NTT DoCoMo Inc.	8,300	12,037
Nomura Holdings Inc.	1,654,800	11,663
Tokyo Electric
Power Co. Inc.	469,700	11,546
Takeda
Pharmaceutical Co. Ltd.	283,100	11,322
Nippon Telegraph &
Telephone Corp.	243,000	10,027
Mizuho Financial
Group Inc.	4,920,500	9,705
Komatsu Ltd.	467,900	9,122
Nippon Steel Corp.	2,369,000	9,038
East Japan Railway Co.	139,300	8,921
Mitsui & Co. Ltd.	635,800	8,350
KDDI Corp.	1,556	8,258
Toshiba Corp.	1,442,000	8,242
Shin-Etsu
Chemical Co. Ltd.	149,600	7,933
Nissan Motor Co. Ltd.	1,049,400	7,594
Kyocera Corp.	88,600	7,432
Kansai Electric
Power Co. Inc.	336,000	7,260
Seven & I Holdings Co. Ltd.	330,400	7,233
Mitsubishi Estate Co. Ltd.	478,000	7,220
Tokio Marine Holdings Inc.	278,600	7,124
Fanuc Ltd.	83,900	6,969
JFE Holdings Inc.	211,900	6,903
Mitsui Fudosan Co. Ltd.	408,000	6,601
Japan Tobacco Inc.	2,335	6,551
Astellas Pharma Inc.	173,900	6,404
Chubu Electric
Power Co. Inc.	269,600	6,019
Softbank Corp.	251,200	5,919
Kao Corp.	258,000	5,747
Mitsubishi Electric Corp.	751,000	5,713
Kirin Holdings Co. Ltd.	346,000	5,648
Denso Corp.	205,900	5,626
Mitsubishi Heavy
Industries Ltd.	1,579,000	5,583
Central Japan Railway Co.	780	5,197
Murata
Manufacturing Co. Ltd.	106,200	5,182
FUJIFILM Holdings Corp.	177,400	5,043
Daiichi Sankyo Co. Ltd.	255,600	4,993

			Market
			Value•
		Shares	($000)
	Bridgestone Corp.	280,700	4,629
	Mitsui Sumitomo
	Insurance Group
	Holdings Inc.	193,700	4,509
	Suzuki Motor Corp.	186,300	4,508
	Sumitomo Metal
	Industries Ltd.	1,678,000	4,287
	Sumitomo Realty &
	Development Co. Ltd.	223,000	4,228
	Fujitsu Ltd.	716,000	4,216
	Sumitomo Metal
	Mining Co. Ltd.	266,000	4,207
	Daiwa Securities
	Group Inc.	799,000	4,205
	Sumitomo Corp.	430,500	4,179
	Sharp Corp.	387,000	4,129
	Fast Retailing Co. Ltd.	24,600	4,049
	Secom Co. Ltd.	82,700	3,859
	Terumo Corp.	73,200	3,853
	Keyence Corp.	19,310	3,833
	Hitachi Ltd.	1,163,000	3,755
	Tokyo Gas Co. Ltd.	945,000	3,744
	Eisai Co. Ltd.	103,800	3,686
	Rohm Co. Ltd.	55,300	3,667
	Tohoku Electric
	Power Co. Inc.	175,700	3,608
	Tokyo Electron Ltd.	63,600	3,578
	ITOCHU Corp.	562,000	3,552
	Ricoh Co. Ltd.	260,000	3,533
	Daikin Industries Ltd.	103,800	3,518
	Asahi Glass Co. Ltd.	410,000	3,454
	Kyushu Electric
	Power Co. Inc.	164,000	3,349
	Hoya Corp.	151,500	3,334
	Sumitomo Electric
	Industries Ltd.	273,700	3,321
	ORIX Corp.	50,090	3,236
	Sumitomo Trust &
	Banking Co. Ltd.	594,000	3,095
	Dai Nippon
	Printing Co. Ltd.	245,000	3,070
	Marubeni Corp.	615,000	3,043
	Asahi Breweries Ltd.	168,900	2,986
	Olympus Corp.	92,200	2,878
	SMC Corp.	24,900	2,844
*,^	Mitsubishi Motors Corp.	1,881,000	2,783
	Toray Industries Inc.	488,000	2,780
	INPEX Corp.	331	2,703
	Shionogi & Co. Ltd.	124,000	2,675
	Yamada Denki Co. Ltd.	43,820	2,670
	Yahoo! Japan Corp.	8,564	2,625
	Chugoku Electric
	Power Co. Inc.	129,100	2,613
	TDK Corp.	45,400	2,610
	Nikon Corp.	140,000	2,609

26

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Hankyu Hanshin
	Holdings Inc.	580,000	2,584
	NGK Insulators Ltd.	115,000	2,579
	Shiseido Co. Ltd.	140,000	2,556
	Nippon Oil Corp.	515,000	2,538
	Resona Holdings Inc.	212,400	2,529
	Osaka Gas Co. Ltd.	754,000	2,524
	West Japan Railway Co.	700	2,481
	Mitsui OSK Lines Ltd.	424,000	2,462
	Asahi Kasei Corp.	493,000	2,443
	T&D Holdings Inc.	94,400	2,439
	Aeon Co. Ltd.	272,400	2,430
	Shizuoka Bank Ltd.	240,000	2,385
	Bank of Yokohama Ltd.	482,000	2,367
	Electric Power
	Development Co. Ltd.	76,000	2,343
	Shikoku Electric Power Co.	82,300	2,316
	Yamato Holdings Co. Ltd.	155,000	2,287
	Sumitomo
	Chemical Co. Ltd.	571,000	2,275
	Kubota Corp.	292,000	2,269
	Ajinomoto Co. Inc.	240,000	2,253
	Nidec Corp.	26,100	2,204
	Kintetsu Corp.	618,000	2,198
	Daiwa House
	Industry Co. Ltd.	205,000	2,190
	Toppan Printing Co. Ltd.	240,000	2,145
	Chugai
	Pharmaceutical Co. Ltd.	108,400	2,121
	Yakult Honsha Co. Ltd.	81,100	2,112
*	NEC Corp.	718,000	2,041
	Odakyu Electric
	Railway Co. Ltd.	249,000	2,028
	Kobe Steel Ltd.	1,095,000	1,990
	Sekisui House Ltd.	229,000	1,980
	Mitsubishi Chemical
	Holdings Corp.	533,000	1,979
	Sompo Japan
	Insurance Inc.	337,000	1,971
	Taisho
	Pharmaceutical Co. Ltd.	108,000	1,968
	Ono
	Pharmaceutical Co. Ltd.	41,300	1,961
	Tokyu Corp.	445,000	1,945
	Chuo Mitsui Trust
	Holdings Inc.	531,000	1,939
	Chiba Bank Ltd.	309,000	1,906
	Kuraray Co. Ltd.	182,500	1,884
	Ibiden Co. Ltd.	52,300	1,872
	Omron Corp.	110,800	1,866
	Daito Trust
	Construction Co. Ltd.	43,700	1,816
	Nitto Denko Corp.	59,700	1,803
	JS Group Corp.	108,300	1,767
	Makita Corp.	53,200	1,763
	Aisin Seiki Co. Ltd.	69,200	1,759

			Market
			Value•
		Shares	($000)
	Hokuriku Electric
	Power Co.	76,500	1,744
	JGC Corp.	91,000	1,739
	Tobu Railway Co. Ltd.	317,000	1,734
	Konica Minolta
	Holdings Inc.	184,000	1,728
	Nissin Foods
	Holdings Co., Ltd.	48,900	1,726
	JSR Corp.	88,000	1,716
	Nomura Research
	Institute Ltd.	77,800	1,682
	Trend Micro Inc.	48,500	1,679
	Benesse Corp.	37,900	1,671
*,^	Sanyo Electric Co. Ltd.	660,000	1,636
	Toyota Industries Corp.	59,700	1,617
	OJI Paper Co. Ltd.	369,000	1,606
	Nippon Yusen KK	434,000	1,602
	Nipponkoa
	Insurance Co. Ltd.	289,000	1,573
	JTEKT Corp.	147,000	1,553
	Lawson Inc.	34,700	1,551
	NTT Data Corp.	537	1,545
	Nippon Express Co. Ltd.	377,000	1,544
	Hokkaido Electric
	Power Co. Inc.	79,800	1,536
	Advantest Corp.	69,200	1,528
	Taiyo Nippon Sanso Corp.	137,000	1,521
	Unicharm Corp.	15,400	1,476
	Kawasaki Heavy
	Industries Ltd.	588,000	1,469
	Fukuoka Financial
	Group Inc.	400,000	1,463
	Nippon Mining
	Holdings Inc.	327,500	1,461
	Keihin Electric Express
	Railway Co. Ltd.	182,000	1,449
	Brother Industries Ltd.	126,500	1,440
	Kurita Water Industries Ltd.	46,900	1,434
	Dentsu Inc.	66,900	1,433
	Stanley Electric Co. Ltd.	72,800	1,425
	Japan Steel Works Ltd.	129,000	1,423
	Hirose Electric Co. Ltd.	13,800	1,422
	Keio Corp.	225,000	1,417
	Sankyo Co. Ltd.	24,600	1,405
	SBI Holdings Inc.	7,606	1,398
	Mazda Motor Corp.	598,000	1,350
	Panasonic Electric
	Works Co. Ltd.	106,000	1,338
	Joyo Bank Ltd.	301,000	1,324
	Mediceo Paltac
	Holdings Co. Ltd.	94,400	1,318
	Mitsubishi Materials Corp.	489,000	1,289
	Isetan Mitsukoshi
	Holdings Ltd.	133,140	1,276
	Toyo Seikan Kaisha Ltd.	75,300	1,265
	Kyowa Hakko Kirin Co. Ltd.	109,000	1,260

27

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Isuzu Motors Ltd.	592,000	1,252
	Shimano Inc.	32,500	1,243
*,^	GS Yuasa Corp.	144,000	1,240
	Oriental Land Co. Ltd.	18,000	1,220
	Aioi Insurance Co. Ltd.	273,000	1,202
	Nippon Electric
	Glass Co. Ltd.	111,500	1,201
	Nisshin Seifun Group Inc.	89,000	1,187
	Bank of Kyoto Ltd.	128,000	1,162
^	TonenGeneral Sekiyu KK	126,000	1,150
	Hachijuni Bank Ltd.	190,000	1,124
*	MEIJI Holdings Co. Ltd.	27,545	1,122
	NSK Ltd.	193,000	1,121
	Chugoku Bank Ltd.	83,000	1,121
	Sony Financial Holdings Inc.	390	1,119
	Nippon Paper Group Inc.	41,500	1,101
	THK Co. Ltd.	63,400	1,096
	Hokuhoku Financial
	Group Inc.	502,000	1,088
	Keihan Electric
	Railway Co. Ltd.	258,000	1,086
	Credit Saison Co. Ltd.	95,900	1,072
	Sekisui Chemical Co. Ltd.	177,000	1,071
	Seiko Epson Corp.	69,200	1,070
	Fuji Heavy Industries Ltd.	271,000	1,059
	Nissan Chemical
	Industries Ltd.	81,000	1,044
	All Nippon Airways Co. Ltd.	371,000	1,035
	Nitori Co. Ltd.	12,650	1,029
	Shimizu Corp.	265,000	1,016
	Toho Co. Ltd.	67,400	1,013
	Iyo Bank Ltd.	112,000	1,010
	Namco Bandai
	Holdings Inc.	98,400	1,006
*	IHI Corp.	522,000	995
	Toyo Suisan Kaisha Ltd.	38,000	994
	Sojitz Corp.	536,000	990
^	Konami Corp.	53,300	970
	Ube Industries Ltd.	376,000	969
	Santen
	Pharmaceutical Co. Ltd.	28,200	968
	Teijin Ltd.	323,000	949
	Toho Gas Co. Ltd.	183,000	949
	FamilyMart Co. Ltd.	31,800	947
	Toyota Tsusho Corp.	66,000	944
*,^	Shinsei Bank Ltd.	719,000	938
	Mitsubishi Tanabe
	Pharma Corp.	73,000	932
^	Hitachi Construction
	Machinery Co. Ltd.	39,800	928
	Sumco Corp.	48,000	916
	Hiroshima Bank Ltd.	236,000	906
	Hitachi Chemical Co. Ltd.	45,500	903
	Sumitomo Heavy
	Industries Ltd.	198,000	898
	Sega Sammy Holdings Inc.	62,800	892

			Market
			Value•
		Shares	($000)
	Mitsui Chemicals Inc.	259,000	889
	Shimamura Co. Ltd.	9,300	889
	Furukawa Electric Co. Ltd.	234,000	887
	Dowa Holdings Co., Ltd.	152,000	887
	Obayashi Corp.	235,000	887
	Nippon Meat Packers Inc.	75,000	879
*	Elpida Memory Inc.	66,900	874
	Nagoya Railroad Co. Ltd.	287,000	872
	Fujikura Ltd.	180,000	868
	Denki Kagaku Kogyo K K	234,000	858
	Nippon Sheet
	Glass Co. Ltd.	291,000	857
	Aeon Mall Co. Ltd.	40,800	855
	Taisei Corp.	433,000	850
	Daicel Chemical
	Industries Ltd.	140,000	845
	Showa Denko KK	439,000	845
	Gunma Bank Ltd.	162,000	844
	Ushio Inc.	52,900	832
	Takashimaya Co. Ltd.	123,000	829
	Tsumura & Co.	24,100	829
	Yamaha Motor Co. Ltd.	69,200	824
	J Front Retailing Co. Ltd.	173,400	822
	Yamaguchi Financial
	Group Inc.	86,000	822
	Mitsubishi Gas
	Chemical Co. Inc.	178,000	821
	Kansai Paint Co. Ltd.	97,000	821
	Yokogawa Electric Corp.	101,200	820
	Daihatsu Motor Co. Ltd.	80,000	818
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	316,000	818
*	Kagome Co. Ltd.	43,000	818
	Kajima Corp.	345,000	808
	Amada Co. Ltd.	132,000	808
	Citizen Holdings Co. Ltd.	143,400	807
	NOK Corp.	60,000	796
	Nanto Bank Ltd.	146,000	792
	Kikkoman Corp.	68,000	787
	Dainippon Sumitomo
	Pharma Co. Ltd.	75,700	787
	Yaskawa Electric Corp.	100,000	787
	Rinnai Corp.	17,900	787
	Suruga Bank Ltd.	87,000	786
	Mitsumi Electric Co. Ltd.	38,800	783
	Kawasaki Kisen Kaisha Ltd.	211,000	769
	Yamato Kogyo Co. Ltd.	25,600	768
	Suzuken Co. Ltd.	21,700	768
	Mabuchi Motor Co. Ltd.	16,000	766
	Nishi-Nippon City Bank Ltd.	309,000	764
	Kinden Corp.	94,000	763
	Toyota Boshoku Corp.	36,000	751
	Hisamitsu
	Pharmaceutical Co. Inc.	21,800	749
	77 Bank Ltd.	130,000	748
	Air Water Inc.	63,000	743

28

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Mizuho Securities Co. Ltd.	215,000	742
	Nissha Printing Co. Ltd.	15,600	740
	Cosmo Oil Co. Ltd.	281,000	738
	TOTO Ltd.	124,000	735
	Mitsubishi Rayon Co. Ltd.	212,000	732
	Minebea Co. Ltd.	174,000	729
	Alfresa Holdings Corp.	16,700	722
^	Sapporo Holdings Ltd.	138,000	721
	Yamaha Corp.	69,000	713
	Tokyo Steel
	Manufacturing Co. Ltd.	54,300	711
	Hakuhodo DY Holdings Inc.	14,110	709
	Kamigumi Co. Ltd.	94,000	706
	Tokyu Land Corp.	175,000	706
	Toyoda Gosei Co. Ltd.	25,100	704
	Tokuyama Corp.	111,000	697
*	Mitsui Mining &
	Smelting Co. Ltd.	270,000	696
	Nisshin Steel Co. Ltd.	415,000	693
*	Mizuho Trust &
	Banking Co. Ltd.	722,000	688
	Mitsubishi Logistics Corp.	62,000	675
	NTN Corp.	178,000	672
	Hamamatsu Photonics KK	26,900	670
	Chiyoda Corp.	92,000	669
	Nisshinbo Holdings Inc.	68,000	668
	Hitachi Metals Ltd.	70,000	668
^	Casio Computer Co. Ltd.	90,000	660
	Shimadzu Corp.	95,000	658
	Keisei Electric
	Railway Co. Ltd.	117,000	658
	Marui Group Co. Ltd.	114,500	658
^	Don Quijote Co. Ltd.	24,600	657
	Idemitsu Kosan Co. Ltd.	8,900	653
	Japan Petroleum
	Exploration Co.	13,000	649
	NHK Spring Co. Ltd.	83,000	648
	Sotetsu Holdings Inc.	149,000	641
	Miraca Holdings Inc.	19,600	634
	Asics Corp.	71,000	633
	Maruichi Steel Tube Ltd.	33,400	623
	Seino Holdings Corp.	83,000	614
	USS Co. Ltd.	10,140	613
*	Ebara Corp.	136,000	597
	NGK Spark Plug Co. Ltd.	52,000	589
	Tosoh Corp.	218,000	586
	Taiyo Yuden Co. Ltd.	52,000	585
	QP Corp.	50,700	585
	Wacoal Holdings Corp.	47,000	569
	Yamazaki Baking Co. Ltd.	46,000	564
	Nomura Real Estate
	Holdings Inc.	35,400	564
	Juroku Bank Ltd.	156,000	558
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	18,700	557
^	Dena Co. Ltd.	159	550

			Market
			Value•
		Shares	($000)
	Ryohin Keikaku Co. Ltd.	12,200	549
	Tokyo Tatemono Co. Ltd.	114,000	544
	NTT Urban
	Development Corp.	672	540
	Rengo Co. Ltd.	96,000	539
	Shiga Bank Ltd.	86,000	534
	Canon Marketing Japan Inc.	32,800	531
	Komeri Co. Ltd.	19,100	528
	Nippon Kayaku Co. Ltd.	59,000	528
	Shimachu Co. Ltd.	22,300	527
	Sumitomo Rubber
	Industries Ltd.	57,100	526
	Matsumotokiyoshi
	Holdings Co. Ltd.	22,800	523
^	Nippon Paint Co. Ltd.	87,000	522
	Glory Ltd.	23,600	519
	Yamatake Corp.	24,500	517
	Ezaki Glico Co. Ltd.	47,000	512
	Kagoshima Bank Ltd.	69,000	510
^	Oracle Corp. Japan	11,500	507
	Koito
	Manufacturing Co. Ltd.	35,000	502
	Ito En Ltd.	29,700	500
	Obic Co. Ltd.	2,940	497
	San-In Godo Bank Ltd.	57,000	496
	Kaneka Corp.	76,000	495
	Nishi-Nippon
	Railroad Co. Ltd.	130,000	494
	Kokuyo Co. Ltd.	56,400	492
	Hino Motors Ltd.	133,000	492
*,^	Japan Airlines Corp.	379,000	491
	Yokohama Rubber Co. Ltd.	112,000	491
	Nippon Shokubai Co. Ltd.	58,000	487
	Alps Electric Co. Ltd.	77,700	485
	Lion Corp.	97,000	484
	Zeon Corp.	106,000	482
	Daido Steel Co. Ltd.	141,000	480
	DIC Corp.	291,000	476
	Pacific Metals Co. Ltd.	63,000	473
	Square Enix
	Holdings Co., Ltd.	18,800	468
	Taiheiyo Cement Corp.	403,000	468
	Higo Bank Ltd.	79,000	468
	UNY Co. Ltd.	62,900	467
	Toda Corp.	140,000	467
	Showa Shell Sekiyu KK	47,200	465
	COMSYS Holdings Corp.	47,000	465
	Hokkoku Bank Ltd.	118,000	463
	Hyakujushi Bank Ltd.	112,000	462
	Fuji Electric
	Holdings Co. Ltd.	246,000	457
	Coca-Cola West Co. Ltd.	24,400	453
	Onward Holdings Co. Ltd.	73,000	453
	Sapporo Hokuyo
	Holdings Inc.	133,000	449
	Mori Seiki Co. Ltd.	41,400	449

29

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Daishi Bank Ltd.	123,000	448
	Sumitomo
	Forestry Co. Ltd.	58,000	444
	Mochida
	Pharmaceutical Co. Ltd.	43,000	444
*	Haseko Corp.	575,000	441
	Takara Holdings Inc.	72,000	441
	Izumi Co. Ltd.	36,300	438
	Aeon Credit
	Service Co. Ltd.	45,400	437
	Shinko Electric
	Industries Co. Ltd.	29,000	432
^	Autobacs Seven Co. Ltd.	12,800	432
*	Aozora Bank Ltd.	358,000	423
	Kissei
	Pharmaceutical Co. Ltd.	19,000	423
	Jafco Co. Ltd.	15,700	422
	Awa Bank Ltd.	81,000	422
	Hyakugo Bank Ltd.	88,000	421
	Sumitomo Bakelite Co. Ltd.	89,000	420
	Nichirei Corp.	112,000	416
	Disco Corp.	7,500	414
	Kobayashi
	Pharmaceutical Co. Ltd.	9,600	413
	House Foods Corp.	25,300	403
	Hitachi
	High-Technologies Corp.	24,300	402
	Tokai Rika Co. Ltd.	18,500	382
	Toyobo Co. Ltd.	245,000	380
	Capcom Co. Ltd.	22,400	376
	Tokai Carbon Co. Ltd.	78,000	376
	Takata Corp.	19,800	369
	Aoyama Trading Co. Ltd.	23,000	369
^	Acom Co. Ltd.	28,700	367
	Ogaki Kyoritsu Bank Ltd.	106,000	363
	IT Holdings Corp.	29,300	361
	Musashino Bank Ltd.	12,600	360
	Sumitomo Osaka
	Cement Co. Ltd.	204,000	357
	MISUMI Group Inc.	20,700	353
	Nagase & Co. Ltd.	29,000	353
	Hitachi Koki Co. Ltd.	31,800	352
^	Matsui Securities Co. Ltd.	48,900	352
	Itochu
	Techno-Solutions Corp.	12,800	352
	Leopalace21 Corp.	64,600	350
	Gunze Ltd.	87,000	343
^	Ulvac Inc.	14,500	341
	Keiyo Bank Ltd.	70,000	336
*,^	Dainippon Screen
	Manufacturing Co. Ltd.	79,000	336
	Lintec Corp.	18,800	333
	Otsuka Corp.	6,300	332
	Fuji Media Holdings Inc.	225	331
^	Promise Co. Ltd.	51,900	330

			Market
			Value•
		Shares	($000)
	Nissay Dowa General
	Insurance Co. Ltd.	74,000	328
	Tokyo Style Co. Ltd.	39,000	328
	Asatsu-DK Inc.	16,600	327
	Nippon Television
	Network Corp.	2,500	326
	Nipro Corp.	15,000	324
	OKUMA Corp.	65,000	315
	Bank of Nagoya Ltd.	78,000	308
	Circle K Sunkus Co. Ltd.	22,200	305
	Sohgo Security
	Services Co. Ltd.	26,100	302
	Fukuyama
	Transporting Co. Ltd.	58,000	302
	Shima Seiki
	Manufacturing Ltd.	14,500	296
	Heiwa Corp.	29,700	291
	ABC-Mart Inc.	9,500	275
	NS Solutions Corp.	14,900	273
	Sysmex Corp.	5,800	259
^	H2O Retailing Corp.	42,000	255
	Nabtesco Corp.	21,000	242
	Tokyo Broadcasting
	System Holdings Inc.	16,000	239
	Sundrug Co. Ltd.	8,700	219
	Kose Corp.	9,400	206
^	Culture Convenience
	Club Co. Ltd.	33,100	204
	Point Inc.	3,360	199
	Kandenko Co. Ltd.	29,000	179
	Funai Electric Co. Ltd.	3,800	177
	Nidec Sankyo Corp.	23,000	175
	Okasan Securities
	Group Inc.	36,000	170
	Toshiba TEC Corp.	41,000	166
	Hitachi Capital Corp.	12,900	164
	Monex Group Inc.	413	163
	Sumisho Computer
	Systems Corp.	9,600	152
	Toyota Auto Body Co. Ltd.	8,100	150
^	Kansai Urban Banking Corp.	107,000	149
	Toppan Forms Co. Ltd.	11,900	146
	Tokai Rubber Industries Inc.	12,300	145
	kabu.com
	Securities Co. Ltd.	135	144
	PanaHome Corp.	23,000	144
	Hitachi Cable Ltd.	53,000	141
^	Takefuji Corp.	36,600	137
^	OSAKA Titanium
	Technologies Co.	5,100	135
*	Mizuho Investors
	Securities Co. Ltd.	130,000	133
^	Toho Titanium Co. Ltd.	10,500	131
	TV Asahi Corp.	86	131
	Hikari Tsushin Inc.	6,100	114

30

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Sumitomo Real Estate
	Sales Co. Ltd.	3,260	114
	SKY Perfect JSAT
	Holdings Inc.	248	113
	Axell Corp.	2,700	103
*	NEC Electronics Corp.	11,400	85
*	SFCG Co. Ltd.	140	—
			935,798
Luxembourg (0.0%)
	RTL Group SA	7,490	463

Malaysia (0.8%)
	CIMB Group Holdings Bhd.	1,669,100	6,055
	Sime Darby Bhd.	2,086,994	5,396
	Public Bank Bhd.	1,638,608	5,104
	Malayan Banking Bhd.	2,462,696	4,770
	IOI Corp. Bhd.	2,175,755	3,374
	Genting Bhd.	1,298,900	2,731
*	Axiata Group Bhd.	2,971,237	2,530
	MISC Bhd.	706,200	1,836
	AMMB Holdings Bhd.	1,061,900	1,460
	PPB Group Bhd.	289,500	1,278
	Tenaga Nasional Bhd.	483,700	1,186
	Kuala Lumpur Kepong Bhd.	252,300	1,102
	Genting Malaysia Bhd.	1,310,000	1,046
	YTL Corp. Bhd.	452,518	962
	DiGi.com Bhd.	141,734	905
	British American Tobacco
	Malaysia Bhd.	68,600	901
	Gamuda Bhd.	973,200	889
	PLUS Expressways Bhd.	901,600	869
	IJM Corp. Bhd.	602,420	840
	Petronas Gas Bhd.	256,400	733
	YTL Power
	International Bhd.	1,113,802	700
	UMW Holdings Bhd.	356,300	656
	Berjaya Sports Toto Bhd.	450,857	568
	SP Setia Bhd.	441,450	496
	Hong Leong Bank Bhd.	212,500	465
	Telekom Malaysia Bhd.	527,300	463
	Tanjong PLC	92,100	408
	Alliance Financial
	Group Bhd.	563,700	403
	MMC Corp. Bhd.	528,000	383
	Petronas Dagangan Bhd.	139,700	363
	RHB Capital Bhd.	225,700	354
	Parkson Holdings Bhd.	219,800	326
	Astro All Asia Networks
	PLC	315,200	304
	Lafarge Malayan
	Cement Bhd.	169,310	299
	EON Capital Bhd.	118,100	193
	Proton Holdings Bhd.	159,000	175
	Puncak Niaga Holding Bhd.	133,700	125
			50,648

			Market
			Value•
		Shares	($000)
Mexico (1.0%)
	America Movil SAB de CV	9,530,342	21,033
*	Grupo Mexico SAB de CV
	Class B	3,802,646	7,632
	Wal-Mart de Mexico SAB
	de CV	1,578,200	5,505
	Grupo Televisa SA	1,150,100	4,451
	Fomento Economico
	Mexicano SAB de CV	1,013,000	4,385
	Telefonos de Mexico SAB
	de CV	4,589,743	3,820
*	Cemex SAB de CV ADR	354,067	3,675
	Telmex Internacional SAB
	de CV	4,531,617	3,048
	Grupo Financiero Banorte
	SAB de CV	934,100	2,985
*	Carso Global Telecom SAB
	de CV	490,400	1,908
	Industrias Penoles SAB
	de CV	75,179	1,373
	Grupo Elektra SA de CV	34,500	1,353
*	Grupo Modelo SAB de CV	294,500	1,337
	Grupo Financiero Inbursa
	SA	456,500	1,286
	Grupo Carso SAB de CV	314,500	929
	Grupo Bimbo SAB de CV
	Class A	158,007	920
*	Cemex SAB de CV	803,896	835
	Kimberly-Clark de Mexico
	SAB de CV Class A	204,955	812
	Alfa SAB de CV Class A	137,570	712
	Grupo Aeroportuario del
	Pacifico SAB de CV
	Class B	210,395	539
	Mexichem SAB de CV	309,660	493
*	Impulsora Del Desarrollo
	Y El Empleo en America
	Latina SAB de CV	431,700	418
*	Urbi Desarrollos Urbanos
	SAB de CV	209,900	402
*	Organizacion Soriana SAB
	de CV Class B	149,600	331
*	Carso Infraestructura y
	Construccion SAB de CV	316,100	177
	Grupo Aeroportuario del
	Pacifico SAB de CV ADR	64	2
			70,361
Netherlands (1.7%)
	Unilever NV	717,471	22,108
	Koninklijke KPN NV	791,513	14,357
*	ING Groep NV	965,015	12,558
	Koninklijke Philips
	Electronics NV	449,643	11,295
	Koninklijke Ahold NV	555,218	6,994
	Akzo Nobel NV	106,783	6,305
*	Aegon NV	800,607	5,690

31

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	ASML Holding NV	199,373	5,377
	Heineken NV	113,740	5,028
	TNT NV	171,808	4,556
	Koninklijke DSM NV	85,938	3,765
	Reed Elsevier NV	317,839	3,704
	Wolters Kluwer NV	134,108	2,990
	Corio NV	34,755	2,357
*	Randstad Holding NV	59,937	2,274
	Heineken Holding NV	55,880	2,174
	Fugro NV	34,575	1,926
	SBM Offshore NV	70,723	1,354
			114,812
New Zealand (0.1%)
	Fletcher Building Ltd.	279,626	1,652
	Telecom Corp. of
	New Zealand Ltd.	837,462	1,512
	Contact Energy Ltd.	133,969	597
	Sky City Entertainment
	Group Ltd.	240,991	595
	Auckland International
	Airport Ltd.	398,559	573
	Fisher & Paykel
	Healthcare Corp. Ltd.	197,263	437
	Sky Network Television Ltd.	92,349	316
	Kiwi Income Property Trust	398,722	310
	Warehouse Group Ltd.	72,339	234
	Vector Ltd.	158,657	220
	Air New Zealand Ltd.	205,295	191
			6,637
Norway (0.6%)
	StatoilHydro ASA	589,551	13,892
*,^	DnB NOR ASA	457,286	5,239
*	Telenor ASA	388,200	5,005
	Orkla ASA	475,450	4,395
	Yara International ASA	103,800	3,431
*	Seadrill Ltd.	138,400	2,874
*	Norsk Hydro ASA	426,422	2,795
*	Storebrand ASA	208,600	1,418
	Aker Solutions ASA	93,690	1,126
*,^	Renewable Energy Corp.
	AS	156,291	931
			41,106
Peru (0.1%)
	Cia de Minas Buenaventura
	SA ADR	97,572	3,275
	Credicorp Ltd.	14,961	1,035
*	Volcan Cia Minera SAA
	Class B	613,755	724
	Sociedad Minera Cerro
	Verde SA	11,744	268
			5,302
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	15,130	813

			Market
			Value•
		Shares	($000)
	Bank of the
	Philippine Islands	774,400	754
	Ayala Land Inc.	3,360,800	727
	Manila Electric Co.	175,700	683
	SM Prime Holdings Inc.	2,906,899	603
	SM Investments Corp.	89,170	582
	Ayala Corp.	74,280	449
	Banco de Oro Unibank Inc.	489,200	355
	Globe Telecom Inc.	12,000	230
*	Petron Corp.	1,973,650	206
	Jollibee Foods Corp.	187,000	199
	Metropolitan Bank & Trust	196,000	166
			5,767
Poland (0.2%)
	Powszechna Kasa
	Oszczednosci Bank Polski
	SA	347,318	4,115
*	Bank Pekao SA	48,666	2,612
	Telekomunikacja Polska SA	315,782	1,853
*	Polski Koncern Naftowy
	Orlen	169,350	1,763
	KGHM Polska Miedz SA	46,196	1,555
	Polskie Gornictwo Naftowe
	I Gazownictwo SA	512,648	624
*	Bank Zachodni WBK SA	9,234	493
*	Getin Holding SA	165,984	472
*	Globe Trade Centre SA	51,744	447
	TVN SA	80,791	400
*	Bank Handlowy w
	Warszawie SA	16,893	371
*	BRE Bank SA	3,816	354
			15,059
Portugal (0.3%)
	EDP-Energias de
	Portugal SA	1,259,239	5,569
	Portugal Telecom
	SGPS SA	416,537	4,761
	Banco Comercial
	Portugues SA	1,763,404	2,514
	Brisa Auto-Estradas de
	Portugal SA	206,020	2,035
	Galp Energia SGPS SA
	Class B	112,499	1,895
*	EDP Renovaveis SA	113,105	1,127
	Jeronimo Martins
	SGPS SA	108,838	970
	Banco Espirito Santo SA	122,276	902
^	Zon Multimedia Servicos
	de Telecomunicacoes e
	Multimedia SGPS SA	141,143	897
	Banco BPI SA	258,550	872
	Cimpor Cimentos de
	Portugal SGPS SA	84,104	656
			22,198

32

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
Russia (1.4%)
	Gazprom OAO ADR	1,094,548	26,250
	Lukoil OAO ADR	295,953	17,169
	Sberbank of Russian
	Federation	4,005,960	8,734
	Rosneft Oil Co. GDR	971,829	7,390
	Surgutneftegaz ADR	817,389	7,214
	MMC Norilsk Nickel
	ADR	353,341	4,642
*	Federal Grid Co.
	Unified Energy System
	JSC	400,141,367	4,261
	Tatneft ADR	132,153	3,422
	Mobile Telesystems
	OJSC ADR	67,094	3,039
	Polyus Gold Co. ADR	78,566	2,123
*	Uralkali	383,510	1,668
	VTB Bank OJSC GDR	324,235	1,291
	Rostelecom ADR	30,445	1,189
*	Sistema JSFC GDR	63,585	1,032
*	Novolipetsk Steel OJSC	323,307	846
	Gazpromneft JSC	154,876	790
	Mobile Telesystems
	OJSC	114,342	787
	Severstal GDR	87,559	632
	VTB Bank OJSC	276,599,217	550
*	Wimm-Bill-Dann Foods
	OJSC ADR	8,070	545
*	Magnitogorsk Iron &
	Steel Works	590,348	429
*	Polymetal	38,404	330
	Aeroflot-Russian
	International Airlines	150,372	205
*,1	IDGC Holding JSC GDR	3,642	172
*,1	Yenisei Territorial
	Generating Co.
	OJSC GDR	5,021	5
			94,715
Singapore (1.2%)
	Singapore
	Telecommunications Ltd.	3,652,000	7,573
	DBS Group Holdings Ltd.	795,200	7,282
	United Overseas
	Bank Ltd.	540,800	6,483
	Oversea-Chinese
	Banking Corp. Ltd.	1,100,600	5,931
	Wilmar International Ltd.	1,182,924	5,215
	CapitaLand Ltd.	1,533,998	4,448
	Hongkong Land
	Holdings Ltd.	819,000	3,866
	Jardine Matheson
	Holdings Ltd.	117,600	3,496
	Keppel Corp. Ltd.	552,000	3,172
	Singapore Exchange Ltd.	527,000	2,986
	Singapore Airlines Ltd.	273,670	2,624
	City Developments Ltd.	313,000	2,193

			Market
			Value•
		Shares	($000)
	Noble Group Ltd.	1,135,400	2,075
	Singapore Press
	Holdings Ltd.	756,000	2,070
	Fraser and Neave Ltd.	712,000	1,939
	Singapore Technologies
	Engineering Ltd.	692,151	1,394
	CapitaMall Trust	1,215,800	1,366
	ComfortDelgro Corp. Ltd.	1,202,000	1,306
	Olam International Ltd.	656,000	1,259
*	Golden
	Agri-Resources Ltd.	4,006,251	1,206
	Jardine Cycle &
	Carriage Ltd.	64,000	1,051
	SembCorp Industries Ltd.	402,000	947
	SembCorp Marine Ltd.	379,600	926
	Venture Corp. Ltd.	128,000	817
	CapitaCommercial Trust	930,235	699
	Parkway Holdings Ltd.	376,266	671
	UOL Group Ltd.	265,000	632
	Keppel Land Ltd.	310,724	618
	Neptune Orient Lines Ltd.	468,750	522
	Singapore Post Ltd.	644,000	432
	Yanlord Land Group Ltd.	263,000	421
	SMRT Corp. Ltd.	347,000	414
	StarHub Ltd.	302,840	406
	Wing Tai Holdings Ltd.	268,000	314
*	Chartered Semiconductor
	Manufacturing Ltd.	153,550	285
	Cosco Corp.
	Singapore Ltd.	325,000	257
	Allgreen Properties Ltd.	311,000	251
	Singapore Land Ltd.	62,000	243
	Shares	Market
	Haw Par Corp. Ltd.	58,000	230
	Wheelock Properties
	Singapore Ltd.	168,000	209
	SIA Engineering Co. Ltd.	87,000	173
	People’s Food
	Holdings Ltd.	327,000	154
	Guocoland Ltd.	99,000	133
	MobileOne Ltd.	103,900	129
	Hotel Properties Ltd.	82,000	121
*	STATS ChipPAC Ltd.	189,000	117
*	Golden
	Agri-Resources Ltd.
	Warrants Exp. 07/23/2012	190,356	16
	Cerebos Pacific Ltd.	1,000	2
	Pacific Century Regional
	Developments Ltd.	4,000	1
			79,075
South Africa (1.8%)
	MTN Group Ltd.	854,689	12,726
	Sasol Ltd.	295,243	11,061
	Standard Bank Group Ltd.	717,060	8,950
	Naspers Ltd.	187,449	6,767

33

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Impala Platinum
	Holdings Ltd.	293,532	6,459
	AngloGold Ashanti Ltd.	162,976	6,087
	FirstRand Ltd.	1,935,614	4,360
	Gold Fields Ltd.	324,549	4,152
	Anglo Platinum Ltd.	44,250	3,825
	Sanlam Ltd.	1,002,725	2,753
	ABSA Group Ltd.	168,127	2,661
	Bidvest Group Ltd.	160,435	2,512
	Remgro Ltd.	205,214	2,402
	Harmony Gold
	Mining Co. Ltd.	210,450	2,108
	Shoprite Holdings Ltd.	253,330	2,064
	Nedbank Group Ltd.	124,560	1,872
	Steinhoff International
	Holdings Ltd.	750,894	1,815
	Tiger Brands Ltd.	78,900	1,580
	RMB Holdings Ltd.	426,960	1,559
*	Aspen Pharmacare
	Holdings Ltd.	178,407	1,504
	African Bank
	Investments Ltd.	359,655	1,404
*	Vodacom Group Pty Ltd.	197,581	1,370
	ArcelorMittal
	South Africa Ltd.	100,617	1,354
	Kumba Iron Ore Ltd.	42,470	1,268
	Truworths International Ltd.	212,645	1,217
	Pretoria Portland
	Cement Co. Ltd.	276,544	1,158
	Growthpoint Properties Ltd.	638,297	1,130
	Murray &
	Roberts Holdings Ltd.	153,498	1,096
	Massmart Holdings Ltd.	92,898	1,073
	Imperial Holdings Ltd.	100,200	1,032
	Aveng Ltd.	183,731	974
	Netcare Ltd.	653,100	962
	Foschini Ltd.	114,461	906
	Sappi Ltd.	244,182	902
	Investec Ltd.	119,062	879
	Woolworths Holdings Ltd.	359,022	802
	African Rainbow
	Minerals Ltd.	38,936	754
	Reunert Ltd.	105,252	741
	Telkom SA Ltd.	125,556	703
	Nampak Ltd.	308,123	668
	Spar Group Ltd.	74,127	654
	Barloworld Ltd.	102,154	637
*	Sun International Ltd.	49,128	570
	Discovery Holdings Ltd.	140,180	557
	Tongaat Hulett Ltd.	43,135	555
	Clicks Group Ltd.	175,309	555
	Pick n Pay Stores Ltd.	105,200	547
	Adcock Ingram
	Holdings Ltd.	75,110	511
	Mr Price Group Ltd.	103,815	475
	Medi-Clinic Corp. Ltd.	149,083	458

			Market
			Value•
		Shares	($000)
	JD Group Ltd.	82,004	457
	Illovo Sugar Ltd.	95,220	432
	Aeci Ltd.	55,363	429
	Metropolitan Holdings Ltd.	250,450	424
	Mondi Ltd.	72,993	412
	Exxaro Resources Ltd.	34,439	387
*	Mvelaphanda
	Resources Ltd.	73,475	371
	Grindrod Ltd.	157,342	362
	AVI Ltd.	134,500	357
	Lewis Group Ltd.	45,290	317
	Fountainhead
	Property Trust	389,700	317
	Santam Ltd.	24,307	313
	Wilson Bayly
	Holmes-Ovcon Ltd.	21,492	311
	JSE Ltd.	37,684	290
	Northam Platinum Ltd.	55,103	257
	Pick’n Pay Holdings Ltd.	111,604	253
	African Oxygen Ltd.	77,238	227
	Group Five Ltd.	42,823	219
	Allied Technologies Ltd.	19,632	193
*	Highveld Steel and
	Vanadium Corp. Ltd.	21,948	182
	Gold Reef Resorts Ltd.	41,046	102
			119,741
South Korea (3.0%)
1	Samsung
	Electronics Co. Ltd. GDR	109,049	33,071
	POSCO ADR	160,283	16,368
	Samsung
	Electronics Co. Ltd.	13,274	7,987
*	KB Financial Group Inc.
	ADR	158,544	7,521
^	Shinhan Financial
	Group Co. Ltd. ADR	97,124	7,347
	Hyundai Motor Co.	76,234	6,915
	LG Electronics Inc.	50,335	4,679
	Hyundai Mobis	33,812	4,509
	Samsung Fire & Marine
	Insurance Co. Ltd.	22,027	4,011
	LG Chem Ltd.	23,109	3,982
*	Korea Electric Power Corp.
	ADR	282,526	3,921
	Hyundai Heavy Industries	25,874	3,544
	SK Telecom Co. Ltd. ADR	203,926	3,408
*	NHN Corp.	21,883	3,227
*	Hynix Semiconductor Inc.	200,730	2,980
	LG Display Co. Ltd.	121,820	2,915
	SK Energy Co. Ltd.	31,479	2,891
	Samsung C&T Corp.	70,555	2,872
	Shinsegae Co. Ltd.	6,421	2,772
	KT Corp. ADR	148,315	2,380
	LG Corp.	39,295	2,226
	Hana Financial Group Inc.	72,220	2,142

34

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Samsung Electro-
	Mechanics Co. Ltd.	25,700	2,137
	Hyundai Engineering &
	Construction Co. Ltd.	37,784	2,086
	Samsung Heavy
	Industries Co. Ltd.	105,170	1,989
	KT&G Corp.	32,512	1,893
	S-Oil Corp.	38,690	1,872
	Samsung Techwin Co. Ltd.	24,339	1,864
	Samsung SDI Co. Ltd.	15,675	1,789
*	Kia Motors Corp.	120,090	1,784
	SK Holdings Co. Ltd.	21,455	1,702
	OCI Co. Ltd.	9,559	1,679
	Samsung
	Engineering Co. Ltd.	17,781	1,572
*	Woori Finance
	Holdings Co. Ltd.	112,730	1,517
	Samsung
	Securities Co. Ltd.	30,835	1,511
	GS Engineering &
	Construction Corp.	17,147	1,504
	Korea Exchange Bank	120,450	1,369
	Amorepacific Corp.	1,905	1,315
	Hyundai Steel Co.	19,140	1,216
	LS Corp.	13,989	1,143
	Woongjin Coway Co. Ltd.	34,160	1,142
	Lotte Shopping Co. Ltd.	3,860	1,090
	LG Household &
	Health Care Ltd.	5,205	1,081
	Hanwha Corp.	33,230	1,062
	Hyundai Development Co.	33,830	1,001
*	Shinhan Financial
	Group Co. Ltd.	26,300	998
	Dongbu Insurance Co. Ltd.	32,740	993
	Doosan Heavy Industries
	and Construction Co. Ltd.	18,368	986
	Hankook Tire Co. Ltd.	51,540	985
	Daewoo Securities Co. Ltd.	63,970	972
	Daelim Industrial Co. Ltd.	15,120	960
	Kangwon Land Inc.	70,970	948
	Hyundai Department
	Store Co. Ltd.	9,845	941
	Busan Bank	79,640	903
	Daewoo International Corp.	33,056	903
	Hyundai Securities Co.	76,470	868
^	Hyosung Corp.	15,390	846
	Daegu Bank	61,110	811
	Cheil Industries Inc.	21,150	789
	Doosan Corp.	11,015	764
	Yuhan Corp.	4,686	755
^	NCSoft Corp.	6,860	734
*	KB Financial Group Inc.	14,759	710
	CJ CheilJedang Corp.	3,907	661
	KCC Corp.	2,285	659
	Korea Investment
	Holdings Co. Ltd.	23,100	616

			Market
			Value•
		Shares	($000)
*	Industrial Bank of Korea	50,850	616
	Hyundai Mipo Dockyard	7,140	588
*	Korean Air Lines Co. Ltd.	15,300	582
	Samsung Card Co.	14,687	582
	Hyundai Merchant
	Marine Co. Ltd.	27,710	568
	Woori Investment &
	Securities Co. Ltd.	44,490	559
	Doosan Infracore Co. Ltd.	39,060	556
	GS Holdings Corp.	20,870	517
	S1 Corp.	12,110	485
*	LG Hausys Ltd.	4,817	482
	Dongkuk Steel Mill Co. Ltd.	21,700	461
^	Honam
	Petrochemical Corp.	6,690	459
	Daewoo
	Shipbuilding & Marine
	Engineering Co. Ltd.	34,560	455
	Pacific Corp.	3,620	443
	STX Pan Ocean Co. Ltd.	46,900	437
	Korea Gas Corp.	10,350	437
	Lotte
	Confectionery Co. Ltd.	431	433
	Hite Brewery Co. Ltd.	3,185	433
	Nong Shim Co. Ltd.	2,071	420
*	Samsung Digital
	Imaging Co. Ltd.	10,318	417
	Hanjin Shipping Co. Ltd.	30,250	411
	LG Telecom Ltd.	54,214	406
^	Daewoo Engineering &
	Construction Co. Ltd.	39,339	401
	Mirae Asset
	Securities Co. Ltd.	7,514	393
	Samsung Fine
	Chemicals Co. Ltd.	9,030	358
	Cheil Worldwide Inc.	1,364	350
	SK Networks Co. Ltd.	34,930	330
	Daishin Securities Co. Ltd.	24,990	313
	Hanjin Heavy Industries &
	Construction Co. Ltd.	17,257	308
*	Daum
	Communications Corp.	6,712	306
	Hanwha Chem Corp.	32,500	302
	Glovis Co. Ltd.	3,340	291
	POSCO	699	290
	LG Dacom Corp.	17,630	278
	CJ Corp.	6,826	273
	Lotte Chilsung
	Beverage Co. Ltd.	362	248
*	Korea Express Co. Ltd.	4,189	230
^	STX Offshore &
	Shipbuilding Co. Ltd.	21,030	224
^	STX Corp. Co. Ltd.	15,413	212
	Sindoh Co. Ltd.	3,815	192
	Daishin
	Securities Co. Ltd. Pfd.	21,130	167

35

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Halla Climate Control Corp.	15,910	155
	KT Corp.	3,941	128
^	Kumho Industrial Co. Ltd.	12,810	108
	Lotte Midopa Co. Ltd.	10,880	107
	Hyundai Hysco	7,010	89
	SKC Co. Ltd.	3,460	53
			201,641
Spain (3.7%)
	Banco Santander SA	3,797,560	61,111
	Telefonica SA	2,130,283	59,491
	Banco Bilbao Vizcaya
	Argentaria SA	1,726,688	30,865
	Iberdrola SA	2,384,989	21,605
	Repsol YPF SA	563,716	15,007
	Inditex SA	115,280	6,767
	ACS Actividades de
	Construccion y Servicios
	SA	115,786	5,560
	Banco Popular Espanol SA	584,596	5,207
	Gas Natural SDG SA	211,675	4,253
^	Banco de Sabadell SA	557,096	3,761
	Abertis Infraestructuras SA	159,988	3,402
	Acerinox SA	124,394	2,474
	Criteria Caixacorp SA	469,757	2,290
	Gamesa Corp. Tecnologica
	SA	119,387	2,182
	Enagas	87,568	1,801
	Indra Sistemas SA	74,842	1,760
	Iberdrola Renovables SA	391,637	1,741
^	Bankinter SA	158,644	1,672
	Mapfre SA	388,623	1,665
^	Grupo Ferrovial SA	36,768	1,523
	Grifols SA	93,282	1,507
	Acciona SA	11,967	1,458
	Red Electrica Corp. SA	27,437	1,417
	Zardoya Otis SA	62,081	1,246
*	Endesa SA	36,608	1,218
	Cintra Concesiones de
	Infraestructuras de
	Transporte SA	102,635	1,056
	Sacyr Vallehermoso SA	63,849	966
^	Fomento de
	Construcciones y
	Contratas SA	22,982	935
	Banco de Valencia SA	105,052	890
	Corp Financiera Alba	12,840	670
	Banco Espanol de Credito
	SA	35,072	444
	Gestevision Telecinco SA	41,464	428
			246,372
Sweden (1.9%)
	Nordea Bank AB	1,865,377	20,022
	Telefonaktiebolaget LM
	Ericsson Class B	1,376,774	14,384
	Hennes & Mauritz AB
	Class B	135,778	7,712

			Market
			Value•
		Shares	($000)
	Svenska Handelsbanken
	AB Class A	287,442	7,428
	TeliaSonera AB	1,040,100	6,894
	Volvo AB Class B	667,025	6,317
	Sandvik AB	545,805	6,029
*	Skandinaviska Enskilda
	Banken AB Class A	994,700	6,025
	Atlas Copco AB Class A	302,400	4,055
	Investor AB Class B	214,000	3,786
	Svenska Cellulosa AB
	Class B	273,655	3,760
*	Electrolux AB Class B	137,907	3,305
	SKF AB	193,600	3,066
	Assa Abloy AB Class B	165,272	2,888
	Volvo AB Class A	311,534	2,877
*	Swedbank AB Class A	325,000	2,800
	Tele2 AB	185,890	2,709
	Skanska AB Class B	179,212	2,630
	Swedish Match AB	116,332	2,388
	Atlas Copco AB Class B	198,000	2,359
	Scania AB Class B	183,510	2,354
^	Alfa Laval AB	148,600	1,815
	SSAB AB Class A	110,777	1,689
	Securitas AB Class B	166,600	1,554
	Boliden AB	119,724	1,442
	Industrivarden AB Class A	121,152	1,439
*	Husqvarna AB	194,159	1,223
	Holmen AB	28,630	773
^	Industrivarden AB	51,502	560
	SSAB AB Class B	34,029	476
			124,759
Switzerland (5.3%)
	Nestle SA	1,693,352	78,744
	Novartis AG	1,050,017	54,679
	Roche Holdings AG	325,959	52,207
	Credit Suisse Group AG	526,149	28,126
*	UBS AG	1,629,832	27,177
	ABB Ltd.	1,074,575	19,989
	Zurich Financial Services
	AG	65,635	15,030
	Syngenta AG	44,824	10,613
	Holcim Ltd.	111,904	7,122
	Compagnie Financiere
	Richemont SA	240,743	6,739
	Swiss Reinsurance Co. Ltd.	162,507	6,617
	Julius Baer Group Ltd.	97,906	3,686
	SGS SA	2,733	3,651
	Swisscom AG	10,087	3,641
	Swatch Group AG (Bearer)	15,142	3,536
	Geberit AG	17,884	2,958
	Adecco SA	66,045	2,951
	Givaudan SA	3,812	2,830
	Synthes Inc.	21,424	2,542
	Kuehne & Nagel
	International AG	27,079	2,453
*	Actelion Ltd.	43,222	2,383

36

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Sonova Holding AG	22,561	2,322
	Swiss Life Holding AG	17,319	2,074
	Swatch Group AG
	(Registered)	44,461	1,994
	Baloise Holding AG	22,928	1,963
	Lonza Group AG	24,127	1,876
	Nobel Biocare Holding AG	60,946	1,729
	Lindt & Spruengli AG	63	1,599
	Pargesa Holding SA	17,350	1,389
	GAM Holding Ltd.	96,967	1,183
	Schindler Holding AG	13,202	915
	Lindt & Spruengli AG	411	865
	Straumann Holding AG	3,495	844
	Schindler Holding AG	9,321	637
	BKW FMB Energie AG	7,360	605
	EFG International AG	19,438	324
			357,993
Taiwan (2.3%)
	Taiwan Semiconductor
	Manufacturing Co. Ltd.
	ADR	2,216,321	21,144
	HON HAI Precision
	Industry Co. Ltd.	3,955,716	15,494
	Formosa Plastics Corp.	2,839,220	5,446
	MediaTek Inc.	379,798	5,316
	Chunghwa
	Telecom Co. Ltd. ADR	269,288	4,680
	Nan Ya Plastics Corp.	2,732,370	4,347
	China Steel Corp.	4,433,444	3,936
	AU Optronics Corp. ADR	438,156	3,869
*,^	United
	Microelectronics Corp.
	ADR	1,156,610	3,805
*	Cathay Financial
	Holding Co. Ltd.	2,198,050	3,769
	Formosa Chemicals &
	Fibre Corp.	1,926,210	3,590
	HTC Corp.	358,997	3,565
	Asustek Computer Inc.	1,924,952	3,535
*	Fubon Financial
	Holding Co. Ltd.	2,750,000	3,052
	Acer Inc.	1,205,065	2,841
	Siliconware Precision
	Industries Co. ADR	393,271	2,647
	Chinatrust Financial
	Holding Co. Ltd.	4,140,241	2,487
	Compal Electronics Inc.	1,808,822	2,261
	Advanced Semiconductor
	Engineering Inc. ADR	557,215	2,156
	Delta Electronics Inc.	769,818	2,138
	Mega Financial
	Holding Co. Ltd.	3,797,000	2,114
	Formosa
	Petrochemical Corp.	862,580	2,103
	Uni-President
	Enterprises Corp.	1,782,091	1,988

			Market
			Value•
		Shares	($000)
	InnoLux Display Corp.	1,486,126	1,957
	Far Eastern
	Textile Co. Ltd.	1,603,779	1,891
	Yuanta Financial
	Holding Co. Ltd.	2,774,845	1,831
	Taiwan Semiconductor
	Manufacturing Co. Ltd.	939,532	1,704
	Quanta Computer Inc.	848,480	1,605
	Wistron Corp.	859,373	1,439
	Foxconn
	Technology Co. Ltd.	419,978	1,399
	Taiwan Mobile Co. Ltd.	768,609	1,375
	Lite-On Technology Corp.	989,940	1,304
*	China Development
	Financial Holding Corp.	4,881,736	1,272
	First Financial
	Holding Co. Ltd.	2,059,493	1,190
	Hua Nan Financial
	Holdings Co. Ltd.	2,043,520	1,187
*	Chi Mei
	Optoelectronics Corp.	2,349,872	1,172
*	SinoPac Financial
	Holdings Co. Ltd.	3,036,000	1,121
	Synnex Technology
	International Corp.	582,989	1,103
	Taiwan Cooperative Bank	1,787,037	1,054
	Taiwan Fertilizer Co. Ltd.	330,000	1,024
*	Shin Kong Financial
	Holding Co. Ltd.	2,325,434	946
	Pou Chen Corp.	1,318,927	904
*	Taishin Financial
	Holding Co. Ltd.	2,222,000	870
	Far EasTone
	Telecommunications
	Co. Ltd.	734,643	827
	Macronix International	1,515,937	768
	Cheng Shin Rubber
	Industry Co. Ltd.	358,934	738
	Chang Hwa Commercial
	Bank	1,687,000	734
	Taiwan Cement Corp.	685,583	703
	Asia Cement Corp.	630,298	662
	Inventec Co. Ltd.	1,187,239	657
	Yulon Motor Co. Ltd.	508,898	569
	Taiwan Glass
	Industrial Corp.	718,302	552
	KGI Securities Co. Ltd.	1,203,000	551
	Unimicron
	Technology Corp.	474,975	542
	Novatek Microelectronics
	Corp. Ltd.	239,916	541
	Chicony
	Electronics Co. Ltd.	245,982	538
	Catcher
	Technology Co. Ltd.	213,153	516
	Largan Precision Co. Ltd.	44,068	505

37

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
*	Inotera Memories Inc.	829,320	490
	Realtek
	Semiconductor Corp.	228,415	486
*	Polaris Securities Co. Ltd.	929,359	477
*	HannStar Display Corp.	2,437,463	460
	President Chain
	Store Corp.	199,904	452
*	Walsin Lihwa Corp.	1,395,000	452
	Feng Hsin Iron & Steel Co.	297,790	450
*	Tatung Co. Ltd.	2,007,000	442
*	Powerchip
	Semiconductor Corp.	3,909,255	436
*	E.Sun Financial
	Holding Co. Ltd.	1,112,935	433
	Formosa Taffeta Co. Ltd.	594,000	403
	U-Ming Marine
	Transport Corp.	222,000	403
*	Nanya Technology Corp.	568,039	401
	Transcend Information Inc.	122,455	383
*	Chunghwa Picture Tubes	3,669,000	376
*	Capital Securities Corp.	780,055	362
	Teco Electric and
	Machinery Co. Ltd.	870,000	346
*	Taiwan Business Bank	1,407,000	344
	Nan Ya Printed Circuit
	Board Corp.	108,821	339
*	Evergreen Marine Corp.
	Taiwan Ltd.	599,000	303
	D-Link Corp.	323,870	302
	Coretronic Corp.	274,386	300
	Giant
	Manufacturing Co. Ltd.	115,020	298
*	Qisda Corp.	503,640	279
	Micro-Star
	International Co. Ltd.	463,929	277
	Advantech Co. Ltd.	154,641	275
	Yageo Corp.	970,000	267
	Eternal Chemical Co. Ltd.	284,262	263
*	CMC Magnetics Corp.	1,148,000	252
	Cheng Uei Precision
	Industry Co. Ltd.	132,107	251
	Taiwan Secom Co. Ltd.	157,000	240
*	Wan Hai Lines Ltd.	500,050	230
*	Yuen Foong Yu Paper
	Manufacturing Co. Ltd.	638,959	229
	Yang Ming Marine
	Transport Corp.	643,369	227
*	Winbond Electronics Corp.	1,217,000	225
*	Ritek Corp.	905,000	216
*	China Motor Corp.	302,105	207
	Mitac International	412,736	193
*	President Securities Corp.	329,289	193
*	Waterland Financial
	Holdings	628,971	191
*	Far Eastern
	International Bank	563,293	191

			Market
			Value•
		Shares	($000)
	Compal
	Communications Inc.	124,520	184
	Asia Optical Co. Inc.	113,381	183
	Faraday Technology Corp.	116,897	182
	Ton Yi Industrial Corp.	510,000	178
*	Cathay Real Estate
	Development Co. Ltd.	443,000	175
	Oriental Union
	Chemical Corp.	242,083	166
*	China Airlines Ltd.	529,244	165
*	ProMOS Technologies Inc.	2,143,000	138
*	Eva Airways Corp.	337,201	127
	Inventec Appliances Corp.	123,963	120
*	Tatung Co. Ltd. GDR	26,447	118
	Vanguard International
	Semiconductor Corp.	277,466	113
	Chunghwa
	Telecom Co. Ltd.	57,000	100
	LITE-ON IT Corp.	120,054	94
	AU Optronics Corp.	99,000	88
*	Via Technologies Inc.	113,200	69
*	Shin Kong Financial
	Holding Co., Ltd.
	Rights Exp. 12/7/2009	118,864	11
			157,589
Thailand (0.3%)
	PTT Exploration &
	Production PCL (Foreign)	722,272	3,084
	PTT PCL (Foreign)	341,100	2,414
	Bangkok Bank PCL
	(Foreign)	420,997	1,412
	Kasikornbank PCL
	(Foreign)	555,300	1,346
	Advanced Info Service
	PCL (Foreign)	506,500	1,297
	Siam Commercial Bank
	PCL (Foreign)	470,186	1,072
	Siam Cement PCL
	(Foreign)	148,762	922
	Bank of Ayudhya PLC
	(Foreign)	1,577,000	859
	Bank of Ayudhya PLC
	(Local)	1,327,900	705
	Banpu PCL (Foreign)	41,500	534
	PTT Aromatics &
	Refining PCL (Foreign)	816,361	512
	CP ALL PCL (Foreign)	845,500	477
	Charoen Pokphand Foods
	PCL (Foreign)	1,535,200	441
	IRPC PCL (Foreign)	3,515,200	398
	Thai Oil PCL (Foreign)	286,000	347
	PTT Chemical PCL
	(Foreign)	185,600	341
	Krung Thai Bank PCL
	(Foreign)	1,222,400	319

38

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Total Access
	Communication PCL
	(Foreign)	246,500	284
	Airports of Thailand PCL
	(Foreign)	247,000	282
	PTT PCL (Local)	38,600	273
	BEC World PCL (Foreign)	401,800	267
	Central Pattana PCL
	(Foreign)	330,100	212
	Land and Houses PCL
	(Foreign)	1,099,500	197
	Siam City Cement PCL
	(Foreign)	29,100	191
	Electricity Generating PCL
	(Foreign)	84,200	191
	Delta Electronics Thai PCL
	(Foreign)	339,900	175
*	Thai Airways International
	PCL (Foreign)	287,600	169
	Siam Makro PCL (Foreign)	53,100	126
	Ratchaburi Electricity
	Generating Holding PCL	95,800	106
*	TMB Bank PCL (Foreign)	2,736,800	89
	Thoresen Thai Agencies
	PCL (Foreign)	80,300	63
	Thai Union Frozen Products
	PCL	68,500	57
	Siam City Bank PCL
	(Foreign)	75,700	53
			19,215
Turkey (0.3%)
	Akbank TAS	421,659	2,278
	Turkiye Garanti Bankasi AS	581,759	2,113
	Turkiye Is Bankasi	433,721	1,643
	Anadolu Efes Biracilik Ve
	Malt Sanayii AS	114,282	1,306
*	KOC Holding AS	491,202	1,251
	Turkcell Iletisim Hizmet AS	154,762	1,024
*	Eregli Demir ve
	Celik Fabrikalari TAS	366,236	994
	Turkiye Halk Bankasi AS	162,918	975
*	Turkiye Vakiflar Bankasi Tao	353,315	857
*	Yapi ve Kredi Bankasi AS	396,300	815
	Tupras Turkiye Petrol Rafine	43,518	747
	Turk Telekomunikasyon AS	228,085	692
	Haci Omer Sabanci Holding
	AS	184,247	673
	Enka Insaat ve Sanayi AS	157,569	636
	BIM Birlesik Magazalar AS	17,092	620
	Dogan Sirketler Grubu
	Holdings	402,311	265
	Coca-Cola Icecek AS	29,094	224
	Ford Otomotiv Sanayi AS	33,241	209
			17,322

			Market
			Value•
		Shares	($000)
United Kingdom (14.7%)
	HSBC Holdings PLC	8,074,402	89,223
	BP PLC	8,741,719	81,912
	Vodafone Group PLC	24,416,390	53,810
	GlaxoSmithKline PLC	2,431,205	49,871
	Royal Dutch Shell PLC
	Class A	1,645,746	48,588
	Royal Dutch Shell PLC
	Class B	1,260,431	36,285
	Rio Tinto PLC	708,551	31,325
	AstraZeneca PLC	677,054	30,394
	British American Tobacco
	PLC	926,393	29,520
*	Barclays PLC	5,266,431	27,602
	BHP Billiton PLC	1,023,901	27,589
	BG Group PLC	1,563,456	26,912
	Tesco PLC	3,643,227	24,292
	Standard Chartered PLC	934,140	22,916
*	Anglo American PLC	613,887	22,212
	Diageo PLC	1,166,986	19,008
	Unilever PLC	595,688	17,797
	Reckitt Benckiser Group
	PLC	328,662	16,326
*	Xstrata PLC	1,015,189	14,622
	SABMiller PLC	547,244	14,344
	Imperial Tobacco Group
	PLC	472,709	13,930
	National Grid PLC	1,131,427	11,208
	Prudential PLC	1,166,959	10,600
*,^	Lloyds Banking Group PLC	7,160,708	10,096
	Centrica PLC	2,362,525	9,598
	BAE Systems PLC	1,635,683	8,411
	Cadbury PLC	631,903	7,989
	Aviva PLC	1,268,605	7,933
	BT Group PLC	3,595,451	7,705
	Scottish &
	Southern Energy PLC	427,423	7,544
	Tullow Oil PLC	368,812	7,145
	Rolls-Royce Group PLC	860,189	6,344
	WM Morrison
	Supermarkets PLC	1,226,665	5,622
	Compass Group PLC	868,846	5,510
*	Royal Bank of
	Scotland Group PLC	7,850,342	5,355
	British Sky
	Broadcasting Group PLC	613,498	5,349
	WPP PLC	587,097	5,261
	Pearson PLC	371,758	5,053
	J Sainsbury PLC	854,448	4,611
	Shire PLC	257,980	4,563
	Experian PLC	470,993	4,304
	Old Mutual PLC	2,465,424	4,279
	Reed Elsevier PLC	555,620	4,207
	Marks &
	Spencer Group PLC	739,186	4,140

39

FTSE All-World ex-US Index Fund

			Market
			Value•
		Shares	($000)
	Man Group PLC	791,133	4,001
	Kingfisher PLC	1,090,161	3,985
	Land Securities Group PLC	351,834	3,807
	Capita Group PLC	292,147	3,649
	Standard Life PLC	1,014,312	3,616
	Smith & Nephew PLC	408,144	3,608
	Legal & General Group
	PLC	2,707,433	3,474
	British Land Co. PLC	400,437	3,093
	RSA Insurance Group PLC	1,558,627	3,089
	Carnival PLC	98,748	3,061
	International Power PLC	705,130	2,927
	Cable & Wireless PLC	1,202,721	2,854
*	Cairn Energy PLC	63,929	2,757
	Next PLC	90,734	2,662
	G4S PLC	642,530	2,656
	Smiths Group PLC	181,651	2,651
*	Wolseley PLC	130,371	2,637
^	Randgold Resources Ltd.	38,720	2,552
	Associated British Foods
	PLC	183,062	2,479
	Eurasian Natural
	Resources Corp.	180,835	2,461
*	Autonomy Corp. PLC	111,438	2,450
	Antofagasta PLC	184,275	2,322
	Johnson Matthey PLC	100,509	2,315
	United Utilities Group PLC	314,686	2,269
	Hammerson PLC	324,467	2,152
	Vedanta Resources PLC	61,946	2,120
*	Lonmin PLC	88,381	2,114
	Sage Group PLC	599,943	2,095
	AMEC PLC	156,707	2,064
	Liberty International PLC	267,799	1,977
	3i Group PLC	457,004	1,967
	Segro PLC	339,302	1,955
	Home Retail Group PLC	408,525	1,944
	Inmarsat PLC	208,722	1,914
	Cobham PLC	526,709	1,893
	Rexam PLC	409,715	1,855
	Petrofac Ltd.	118,217	1,819
	Burberry Group PLC	202,068	1,782
	Kazakhmys PLC	98,537	1,754
	Whitbread PLC	82,516	1,717
	Invensys PLC	369,102	1,706
	Severn Trent PLC	108,961	1,697
	Bunzl PLC	152,899	1,662
	Intercontinental
	Hotels Group PLC	129,136	1,651
	Tate & Lyle PLC	215,614	1,587
	Admiral Group PLC	91,336	1,535
	ICAP PLC	228,250	1,517
	The Alliance Trust PLC	303,768	1,500

			Market
			Value•
		Shares	($000)
	Friends Provident Group
	PLC	1,102,421	1,470
*	Rentokil Initial PLC	847,501	1,440
	Logica PLC	733,826	1,391
	Schroders PLC	77,026	1,385
	Thomas Cook Group PLC	400,497	1,341
	Foreign & Colonial
	Investment Trust PLC	322,199	1,322
	ITV PLC	1,858,694	1,300
	Drax Group PLC	165,389	1,258
	Fresnillo PLC	100,522	1,218
	Tomkins PLC	409,541	1,124
	Hays PLC	647,119	1,037
	Scottish Mortgage
	Investment Trust PLC	128,417	1,025
	TUI Travel PLC	265,621	1,012
	Aegis Group PLC	542,221	975
	Provident Financial PLC	58,913	899
	United Business
	Media Ltd.	118,387	896
	William Hill PLC	307,267	844
	Ladbrokes PLC	412,323	821
	Daily Mail & General Trust	123,663	805
*,^	British Airways PLC	269,664	801
*	PartyGaming PLC	141,281	529
	Carphone
	Warehouse Group PLC	171,364	517
	Schroders PLC	27,237	402
*	Northern Rock PLC	2,812	—
			990,469
	Total Common Stocks
	(Cost $6,730,774)		6,691,090
Temporary Cash Investment (1.5%)
	Money Market Fund (1.5%)
2,3	Vanguard Market
	Liquidity Fund, 0.225%
	(Cost $97,157)	97,156,537	97,157
	Total Investments (101.0%)
	(Cost $6,827,931)		6,788,247
Other Assets and Liabilities (–1.0%)
	Other Assets		47,149
	Liabilities[3]		(112,889)
			(65,740)
	Net Assets (100%)		6,722,507

40

FTSE All-World ex-US Index Fund

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	6,822,369
Undistributed Net Investment Income	112,834
Accumulated Net Realized Losses	(173,162)
Unrealized Appreciation (Depreciation)
Investment Securities	(39,683)
Foreign Currencies	149
Net Assets	6,722,507

Investor Shares—Net Assets
Applicable to 45,377,941 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	748,023
Net Asset Value Per Share—
Investor Shares	$16.48

Institutional Shares—Net Assets
Applicable to 19,446,827 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,608,427
Net Asset Value Per Share—
Institutional Shares	$82.71

ETF Shares—Net Assets
Applicable to 104,084,963 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,366,057
Net Asset Value Per Share—
ETF Shares	$41.95

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $89,690,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $33,248,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $97,157,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Dividends[1]	131,397
Interest[2]	117
Security Lending	5,634
Total Income	137,148
Expenses
The Vanguard Group—Note B
Investment Advisory Services	181
Management and Administrative—Investor Shares	1,614
Management and Administrative—Institutional Shares	838
Management and Administrative—ETF Shares	5,279
Marketing and Distribution—Investor Shares	116
Marketing and Distribution—Institutional Shares	248
Marketing and Distribution—ETF Shares	782
Custodian Fees	1,284
Auditing Fees	28
Shareholders’ Reports and Proxies—Investor Shares	47
Shareholders’ Reports and Proxies—Institutional Shares	2
Shareholders’ Reports and Proxies—ETF Shares	183
Trustees’ Fees and Expenses	6
Total Expenses	10,608
Net Investment Income	126,540
Realized Net Gain (Loss)
Investment Securities Sold	(114,335)
Foreign Currencies	1,016
Realized Net Gain (Loss)	(113,319)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,401,789
Foreign Currencies	132
Change in Unrealized Appreciation (Depreciation)	1,401,921
Net Increase (Decrease) in Net Assets Resulting from Operations	1,415,142

1 Dividends are net of foreign withholding taxes of $10,572,000.
2 Interest income from an affiliated company of the fund was $117,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,540	76,544
Realized Net Gain (Loss)	(113,319)	(37,449)
Change in Unrealized Appreciation (Depreciation)	1,401,921	(1,570,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,415,142	(1,531,469)
Distributions
Net Investment Income
Investor Shares	(8,060)	(1,923)
Institutional Shares	(15,592)	(1,766)
ETF Shares	(61,830)	(11,212)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(85,482)	(14,901)
Capital Share Transactions
Investor Shares	299,138	279,974
Institutional Shares	834,242	563,511
ETF Shares	1,813,836	1,709,924
Net Increase (Decrease) from Capital Share Transactions	2,947,216	2,553,409
Total Increase (Decrease)	4,276,876	1,007,039
Net Assets
Beginning of Period	2,445,631	1,438,592
End of Period[1]	6,722,507	2,445,631
1 Net Assets—End of Period includes undistributed net investment income of $112,834,000 and $70,234,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
			March 8,
	Year Ended		2007[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$12.77	$24.91	$20.00
Investment Operations
Net Investment Income	.378[2]	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.622	(12.592)	4.500
Total from Investment Operations	4.000	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.290)	(.185)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.290)	(.185)	—
Net Asset Value, End of Period	$16.48	$12.77	$24.91

Total Return[3]	32.19%	–48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$748	$296	$213
Ratio of Total Expenses to Average Net Assets	0.40%	0.35%	0.40%[4]
Ratio of Net Investment Income to Average Net Assets	2.75%	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee assessed on purchases through June 26, 2008; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
			April 30,
	Year Ended		2007[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$64.06	$124.76	$107.33
Investment Operations
Net Investment Income	2.101[2]	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss) on Investments	18.142	(62.979)	16.280
Total from Investment Operations	20.243	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(1.593)	(1.044)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.593)	(1.044)	—
Net Asset Value, End of Period	$82.71	$64.06	$124.76

Total Return[3]	32.56%	–48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,608	$448	$157
Ratio of Total Expenses to Average Net Assets	0.15%	0.10%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	3.00%	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee on purchases through June 26, 2008, or the 2% fee assessed on redemptions of shares held for less than two months.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
			March 2,
	Year Ended		2007[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$32.50	$63.32	$49.80
Investment Operations
Net Investment Income	1.011[2]	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss) on Investments	9.224	(32.015)	12.490
Total from Investment Operations	10.235	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(.785)	(.510)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.785)	(.510)	—
Net Asset Value, End of Period	$41.95	$32.50	$63.32

Total Return	32.41%	–48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,366	$1,701	$1,068
Ratio of Total Expenses to Average Net Assets	0.25%	0.20%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	2.90%	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

47

FTSE All-World ex-US Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $1,369,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	863,577	5,827,415	98
Temporary Cash Investments	97,157	—	—
Total	960,734	5,827,415	98

48

FTSE All-World ex-US Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2009:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2008	—
Transfers into Level 3	83
Change in Unrealized Appreciation (Depreciation)	15
Balance as of October 31, 2009	98

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2009, the fund realized net foreign currency gains of $1,016,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $113,000 on the fund’s passive foreign investment company holdings at October 31, 2008, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2009, the fund realized gains on the sale of passive foreign investment companies of $526,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation of the fund’s passive foreign investment company holdings at October 31, 2009, was $8,625,000.

During the year ended October 31, 2009, the fund realized $22,538,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2009, the fund had $124,114,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $169,416,000 to offset future net capital gains of $1,431,000 through October 31, 2015, $29,919,000 through October 31, 2016, and $138,066,000 through October 31, 2017.

At October 31, 2009, the cost of investment securities for tax purposes was $6,840,302,000. Net unrealized depreciation of investment securities for tax purposes was $52,055,000, consisting of unrealized gains of $479,501,000 on securities that had risen in value since their purchase and $531,556,000 in unrealized losses on securities that had fallen in value since their purchase.

49

FTSE All-World ex-US Index Fund

E. During the year ended October 31, 2009, the fund purchased $3,550,767,000 of investment securities and sold $560,890,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	453,982	34,011	379,549	20,129
Issued in Lieu of Cash Distributions	6,512	547	1,746	76
Redeemed[1]	(161,356)	(12,363)	(101,321)	(5,570)
Net Increase (Decrease)—Investor Shares	299,138	22,195	279,974	14,635
Institutional Shares
Issued	1,042,403	15,798	617,923	6,448
Issued in Lieu of Cash Distributions	11,869	199	934	8
Redeemed[1]	(220,030)	(3,548)	(55,346)	(720)
Net Increase (Decrease)—Institutional Shares	834,242	12,449	563,511	5,736
ETF Shares
Issued	1,968,655	56,827	1,761,621	37,286
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(154,819)	(5,100)	(51,697)	(1,800)
Net Increase (Decrease)—ETF Shares	1,813,836	51,727	1,709,924	35,486
1 Net of redemption fees for fiscal 2009 and 2008 of $154,000 and $164,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

50

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,376	2,979
Turnover Rate	19%	—
Expense Ratio[2]		—
Investor Shares	0.60%
Institutional Shares	0.35%
ETF Shares	0.38%
Short-Term Reserves	1.4%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	15.2%	14.9%
Consumer Staples	5.6	5.4
Energy	6.1	6.0
Financials	19.7	18.2
Health Care	4.9	4.8
Industrials	22.2	24.7
Information Technology	9.4	9.3
Materials	13.5	13.3
Telecommunication Services	0.7	0.8
Utilities	2.7	2.6

Ten Largest Holdings[3] (% of total net assets)
Yamana Gold Inc.	gold	0.5%
Fairfax Financial
Holdings Ltd.	multi-line insurance	0.4
First Quantum	diversified metals
Minerals Ltd.	and mining	0.3
SNC-Lavalin Group Inc.	construction and
	engineering	0.3
Tim Hortons Inc.	restaurants	0.3
IAMGOLD Corp.	gold	0.3
Fortis Inc.	electric	0.3
Eldorado Gold Corp.	gold	0.3
Votorantim Celulose
e Papel SA	paper products	0.3
Serco Group PLC	environmental and
	facilities services	0.3
Top Ten		3.3%

Allocation by Region (% of equity exposure)

1 FTSE Global Small Cap ex US Index.
2 The expense ratios shown are from the prospectus dated February 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.78% for Investor Shares, 0.52% for Institutional Shares, and 0.55% for ETF Shares.
3 The holdings listed exclude temporary cash investments and equity index products.
See the Glossary for investment terms.

51

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	16.1%	16.3%
France	4.4	4.2
Switzerland	4.2	4.2
Germany	3.5	3.7
Sweden	2.9	3.0
Italy	2.5	2.3
Netherlands	2.1	2.2
Spain	1.8	1.9
Finland	1.7	1.6
Norway	1.7	1.8
Belgium	1.4	1.4
Austria	1.2	1.1
Denmark	1.1	1.0
Other Europe	2.1	1.9
Subtotal	46.7%	46.6%
Pacific
Japan	12.5%	12.9%
Australia	4.4	4.5
Singapore	1.4	1.1
Hong Kong	1.1	2.5
Other Pacific	0.2	0.2
Subtotal	19.6%	21.2%
Emerging Markets
Taiwan	5.1%	5.1%
South Korea	3.0	3.0
India	2.7	2.6
China	2.6	1.3
Brazil	2.0	2.1
Other Emerging Markets	5.5	5.5
Subtotal	20.9%	19.6%
North America
Canada	12.8%	12.6%

1 FTSE Global Small Cap ex US Index.
See the Glossary for investment terms.

52

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009–October 31, 2009
Initial Investment of $10,000

	Average Annual Total Returns
	Period Ended October 31, 2009	Final Value
	Since	of a $10,000
	Inception[1]	Investment
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares[2]	49.15%	$14,692
FTSE Global Small Cap ex US Index	53.89	15,389
International Small-Cap Funds Average[3]	49.57	14,957

		Final Value of
	Since	a $5,000,000
	Inception[1]	Investment
FTSE All-World ex-US Small-Cap Index Fund Institutional Shares[2]	49.40%	$7,358,787
FTSE Global Small Cap ex US Index	53.89	7,694,530

		Final Value
	Since	of a $10,000
	Inception[1]	Investment
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value[4]	49.37%	$14,937
FTSE Global Small Cap ex US Index	53.89	15,389

1 Performance for the fund and its comparative standards is calculated since the inception date: April 2, 2009.
2 Total returns do not reflect the 0.75% fee assessed on purchases and redemptions of shares held for less than two months, nor for the Investor Shares do they include the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Derived from data provided by Lipper Inc.
4 For more information about how the ETF Shares’ market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

53

FTSE All-World ex-US Small-Cap Index Fund

Cumulative Returns—ETF Shares: April 2, 2009–October 31, 2009
Cumulative
Since Inception[1]
FTSE All-World ex-US Index Small-Cap Fund ETF Shares Market Price	49.10%
FTSE All-World ex-US Index Small-Cap Fund ETF Shares Net Asset Value	49.37
FTSE Global Small Cap ex US Index	53.89

Fiscal-Year Total Returns (%): April 2, 2009–October 31, 2009

Average Annual Total Returns: Period Ended September 30, 2009
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	4/2/2009	52.45%
Fee-Adjusted Returns[2]		50.18
Institutional Shares	4/2/2009	52.67
Fee-Adjusted Returns[2]		50.40
ETF Shares	4/2/2009
Market Price		53.16
Net Asset Value		52.64

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Total returns do not reflect the 0.75% transaction fee on purchases or redemptions of shares held for less than two months.
Note: See Financial Highlights tables for dividend and capital gains information.

54

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Argentina (0.1%)
*	Grupo Financiero Galicia
	SA ADR	35,308	205

Australia (4.4%)
*	Arrow Energy Ltd.	148,055	535
	Primary Health Care Ltd.	89,409	486
	David Jones Ltd.	97,626	462
	JB Hi-Fi Ltd.	21,468	395
	Campbell Brothers Ltd.	15,051	388
	United Group Ltd.	31,596	380
	Transfield Services Ltd.	98,054	370
*	Sino Gold Mining Ltd.	59,285	348
	MacArthur Coal Ltd.	40,578	304
	APA Group	105,457	298
	ING Office Fund	556,350	294
	Infigen Energy	207,054	264
	Monadelphous Group Ltd.	22,193	264
	Felix Resources Ltd.	16,851	257
	Australian Worldwide
	Exploration Ltd.	109,932	252
	ConnectEast Group	706,700	250
	Ramsay Health Care Ltd.	26,398	250
	Platinum Asset
	Management Ltd.	48,852	247
	Iress Market Technology Ltd.	35,225	243
	Healthscope Ltd.	56,594	240
*	Mount Gibson Iron Ltd.	222,446	235
	Seek Ltd.	43,666	235
*	Pacific Brands Ltd.	193,079	225
	Centennial Coal Co. Ltd.	78,990	221
*	PanAust Ltd.	526,235	215
*,^	Silex Systems Ltd.	37,669	214
*	Boart Longyear Group	870,705	210
	Wotif.com Holdings Ltd.	37,751	203
	Invocare Ltd.	37,321	196
*	Transpacific Industries
	Group Ltd.	144,333	193
	Crane Group Ltd.	23,620	190

			Market
			Value•
		Shares	($000)
*	Karoon Gas Australia Ltd.	27,911	189
*	Riversdale Mining Ltd.	38,717	183
	Australian
	Infrastructure Fund	111,942	177
	Macquarie
	CountryWide Trust	300,702	166
*	GrainCorp Ltd.	25,882	161
	Kingsgate Consolidated Ltd.	23,563	159
	Beach Petroleum Ltd.	225,611	158
	Cromwell Group	232,689	156
^	Cabcharge Australia Ltd.	29,431	155
*	Aquila Resources Ltd.	22,878	148
*	Minara Resources Ltd.	179,583	139
	Bradken Ltd.	24,929	137
*	Andean Resources Ltd.	67,551	133
	Abacus Property Group	343,703	131
	iSOFT Group Ltd.	178,369	128
*	Mineral Deposits Ltd.	143,289	124
*	Mirabela Nickel Ltd.	51,745	124
	Bunnings Warehouse
	Property Trust	80,905	120
*	Atlas Iron Ltd.	75,510	118
	Seven Network Ltd.	20,150	116
*	Pharmaxis Ltd.	49,538	112
*,^	Western Areas NL	26,144	111
	Emeco Holdings Ltd.	142,982	111
	FKP Property Group	175,724	108
*,^	ING Industrial Fund	237,164	107
*,^	Coal of Africa Ltd.	63,136	104
*	Murchison Metals Ltd.	79,828	100
*	Linc Energy Ltd.	71,588	99
*,^	Lynas Corp. Ltd.	233,012	98
*	St Barbara Ltd.	347,554	94
	Independence Group NL	23,925	91
	GUD Holdings Ltd.	11,459	88
	SAI Global Ltd.	28,274	88
	Panoramic Resources Ltd.	40,875	84
	Alesco Corp. Ltd.	18,610	83
*	Gindalbie Metals Ltd.	101,128	78
	Ausenco Ltd.	17,978	78
	Fleetwood Corp. Ltd.	11,221	76

55

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Hastings Diversified
	Utilities Fund	84,319	75
*	Macmahon Holdings Ltd.	150,067	75
*	Roc Oil Co. Ltd.	136,522	74
	Hastie Group Ltd.	43,356	73
	Energy Developments Ltd.	33,836	73
	Centro Retail Group	477,084	69
	Straits Resources Ltd.	48,378	68
	Reject Shop Ltd.	5,717	67
*	Hills Industries Ltd.	36,091	66
	Mincor Resources NL	34,650	66
	Programmed Maintenance
	Services Ltd.	16,876	65
*	International Ferro
	Metals Ltd.	94,788	65
*	Carnarvon Petroleum Ltd.	134,825	64
	Macquarie Media Group Ltd.	38,817	63
	Austal Ltd.	29,066	63
	Dominion Mining Ltd.	19,383	61
	Oakton Ltd.	17,953	56
*	Sundance Resources Ltd.	410,076	56
	Skilled Group Ltd.	27,487	55
*,^	Avoca Resources Ltd.	40,364	55
	SMS Management &
	Technology Ltd.	11,621	54
*	Nexus Energy Ltd.	187,782	53
	Challenger Diversified
	Property Group	120,351	51
	Clough Ltd.	66,026	49
	STW Communications
	Group Ltd.	63,204	47
	Ardent Leisure Group	38,976	47
*	Energy World Corp. Ltd.	107,444	46
^	WHK Group Ltd.	46,616	43
	Aspen Group	94,711	43
*	Lend Lease Primelife Ltd.	152,320	41
*	Platinum Australia Ltd.	50,959	41
	Ridley Corp. Ltd.	42,562	41
*	Sunland Group Ltd.	57,928	38
*	Australian
	Agricultural Co. Ltd.	27,499	36
	Astro Japan Property Trust	90,360	35
*	Alliance Resources Ltd.	55,152	31
	Australian Pharmaceutical
	Industries Ltd.	44,158	29
	Coffey International Ltd.	14,670	29
*	PMP Ltd.	52,423	28
*	Geodynamics Ltd.	31,590	26
	AJ Lucas Group Ltd.	6,262	24
*	Tap Oil Ltd.	21,363	20
*	Austar United
	Communications Ltd.	17,132	20
*	South Australian Coal Corp.	15,191	1
			15,678

			Market
			Value•
		Shares	($000)
Austria (1.2%)
*,^	Wienerberger AG	27,280	493
	Andritz AG	7,895	435
*,^	Immofinanz AG	97,038	333
*	CA Immobilien Anlagen AG	22,249	329
*,^	Atrium European
	Real Estate Ltd.	48,312	316
*	Intercell AG	7,906	306
*	Conwert Immobilien Invest
	SE	21,233	259
*	bwin Interactive
	Entertainment AG	5,112	247
*,^	RHI AG	8,135	226
	Semperit AG Holding	5,445	192
	Mayr Melnhof Karton AG	1,724	162
	Oesterreichische Post AG	5,478	160
	Flughafen Wien AG	3,126	157
	Schoeller-Bleckmann Oilfield
	Equipment AG	3,356	157
*	Sparkassen Immobilien AG	15,254	120
	Agrana Beteiligungs AG	945	89
	BWT AG	1,962	50
*	CA Immo International AG	5,991	49
	Palfinger AG	2,040	48
	Kapsch TrafficCom AG	1,302	46
*	A-TEC Industries AG	1,573	24
			4,198
Belgium (1.4%)
	Telenet Group Holding NV	15,924	425
	Ackermans & van Haaren NV	5,569	403
	Sofina SA	4,156	389
	Bekaert SA	2,847	366
	Befimmo SCA Sicafi	3,263	311
*	Nyrstar	21,654	252
	D’ieteren SA	687	249
	Banque Nationale
	de Belgique	47	238
	Cofinimmo	1,591	229
	Omega Pharma SA	4,400	216
	EVS Broadcast Equipment
	SA	2,473	182
	Warehouses De Pauw SCA	3,518	178
*	AGFA-Gevaert NV	29,115	175
	Tessenderlo Chemie NV	4,664	171
	Compagnie Maritime Belge
	SA	4,900	147
*	RHJ International	20,148	147
	Sipef SA	2,490	132
	Elia System Operator SA/NV	3,147	127
^	Euronav NV	6,220	121
	Compagnie d’Entreprises
	CFE	1,982	113
	Gimv NV	1,841	104
*	KBC Ancora	3,154	76
	Van de Velde	1,586	65

56

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Melexis NV	5,555	58
*	Barco NV	1,326	53
	Ion Beam Applications	2,799	38
	Intervest Offices	1,124	37
			5,002
Brazil (2.0%)
*	Votorantim Celulose e
	Papel SA	55,860	765
	PDG Realty SA
	Empreendimentos e
	Participacoes	51,600	431
	Lojas Renner SA	24,200	429
	Gafisa SA	27,400	406
*	BR Malls Participacoes SA	31,200	334
	MRV Engenharia e
	Participacoes SA	15,600	293
*	Duratex SA	41,362	286
*	LLX Logistica SA	69,000	270
	Totvs SA	4,600	251
	Banco do Estado do
	Rio Grande do Sul	38,100	242
	Rossi Residencial SA	32,400	214
	Cia de Saneamento de
	Minas Gerais-COPASA	11,700	206
	Multiplan Empreendimentos
	Imobiliarios SA	13,500	204
	Localiza Rent a Car SA	18,745	196
*	MMX Mineracao e
	Metalicos SA	29,926	196
*	Gol Linhas Aereas
	Inteligentes SA	19,100	195
	M Dias Branco SA	8,917	192
*	Marfrig Alimentos SA	16,000	183
*	Amil Participacoes SA	29,700	169
	Randon Participacoes SA	21,800	165
	Confab Industrial SA	55,944	164
	Brookfield Incorporacoes SA	38,147	145
*	Votorantim Celulose e
	Papel SA ADR	10,000	137
	Cia Energetica de
	Minas Gerais ADR	8,500	134
*	Diagnosticos da America SA	5,300	131
	MPX Energia SA	8,000	108
*	Lupatech SA	6,900	105
	Marcopolo SA	28,428	98
	Cyrela Commercial
	Properties SA
	Empreendimentos e	15,500	92
	Contax Participacoes SA	1,900	85
	Santos Brasil Participacoes
	SA	10,800	84
*	LPS Brasil Consultoria de
	Imoveis SA	7,700	81
	Grendene SA	15,400	69
	Uniao de Industrias
	Petroquimicas SA	111,400	67

			Market
			Value•
		Shares	($000)
	Guararapes Confeccoes SA	2,200	53
	Cia de Tecidos do Norte de
	Minas-Coteminas	14,200	47
			7,227
Canada (12.8%)
	Yamana Gold Inc.	152,325	1,616
	Fairfax Financial
	Holdings Ltd.	3,966	1,419
	First Quantum Minerals Ltd.	16,156	1,105
	SNC-Lavalin Group Inc.	27,280	1,103
	IAMGOLD Corp.	76,480	1,014
	Fortis Inc.	41,654	974
	Tim Hortons Inc.	33,725	960
*	Eldorado Gold Corp.	83,155	927
*	Petrobank Energy &
	Resources Ltd.	20,165	882
	Metro Inc. Class A	26,180	817
	RioCan Real Estate
	Investment Trust	48,110	815
*	Silver Wheaton Corp.	64,600	812
	Niko Resources Ltd.	8,966	726
*	Viterra Inc.	73,294	698
*	PetroBakken Energy Ltd.
	Class A	23,930	690
^	Emera Inc.	33,320	678
	Intact Financial Corp.	22,100	672
*	Sino-Forest Corp.	46,339	652
*	Ivanhoe Mines Ltd.	60,100	648
*	Red Back Mining Inc.	48,399	627
	Inmet Mining Corp.	11,615	616
	Franco-Nevada Corp.	23,660	588
*,^	Pacific Rubiales Energy Corp.	45,100	549
*	Equinox Minerals Ltd.	145,340	489
	Alimentation Couche
	Tard Inc. Class B	27,700	486
	Progress Energy
	Resources Corp.	36,600	468
	TMX Group Inc.	17,200	461
*	Gildan Activewear Inc.	25,300	446
	Industrial Alliance Insurance
	and Financial Services Inc.	17,000	436
*	HudBay Minerals Inc.	33,000	427
	CAE Inc.	53,100	414
	Atco Ltd.	10,400	408
	Ensign Energy Services Inc.	27,340	392
	H&R Real Estate
	Investment Trust	31,800	386
	Sherritt International Corp.	60,119	386
*	Pan American Silver Corp.	18,200	385
*	RONA Inc.	27,825	381
*	Lundin Mining Corp.	93,499	376
	Boardwalk Real Estate
	Investment Trust	10,150	347
	Methanex Corp.	20,100	347
*	Celestica Inc.	41,300	340
	Astral Media Inc. Class A	11,366	337

57

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	ShawCor Ltd. Class A	12,700	331
	Biovail Corp.	24,129	326
	Canadian Real Estate
	Investment Trust	13,710	324
	Calloway Real Estate
	Investment Trust	19,400	317
*	Open Text Corp.	8,370	313
	Canadian Western Bank	15,700	310
*,^	Osisko Mining Corp.	44,800	302
	AGF Management Ltd.
	Class B	20,220	301
*	New Gold Inc.	81,438	295
*	Quadra Mining Ltd.	21,100	294
*	MacDonald Dettwiler &
	Associates Ltd.	8,500	290
	Jean Coutu Group PJC Inc.	34,800	284
	Groupe Aeroplan Inc.	32,500	278
	Home Capital Group Inc.
	Class B	7,900	266
	Gerdau Ameristeel Corp.	37,300	254
	Onex Corp.	11,120	251
	Manitoba Telecom
	Services Inc.	8,640	251
	Maple Leaf Foods Inc.	23,700	246
*	European Goldfields Ltd.	43,400	245
	Dundee Corp. Class A	22,600	234
*	Thompson Creek
	Metals Co. Inc.	23,115	233
	Russel Metals Inc.	15,400	225
*	MDS Inc.	28,200	223
*	Stantec Inc.	9,120	220
*	Gammon Gold Inc.	25,500	207
	Toromont Industries Ltd.	9,040	207
	Dorel Industries Inc. Class B	7,700	207
	Canadian Apartment
	Properties REIT	15,910	198
*	NuVista Energy Ltd.	18,650	198
*	UTS Energy Corp.	104,800	198
	Silvercorp Metals Inc.	37,900	196
	Primaris Retail Real Estate
	Investment Trust	13,265	193
	Cogeco Cable Inc.	6,736	193
	Trican Well Service Ltd.	16,440	192
*,^	Uranium One Inc.	67,100	190
*	Birchcliff Energy Ltd.	28,100	190
	Cominar Real Estate
	Investment Trust	11,405	190
*	Alamos Gold Inc.	23,700	189
*	FNX Mining Co. Inc.	20,100	187
	Linamar Corp.	13,080	183
	Quebecor Inc. Class B	8,905	182
	Reitmans Canada Ltd.
	Class A	12,046	182
*	Celtic Exploration Ltd.	9,955	179
*	Western Canadian Coal Corp.	66,922	173

			Market
			Value•
		Shares	($000)
*	Golden Star Resources Ltd.	54,600	170
*	Northgate Minerals Corp.	66,400	170
*	Silver Standard
	Resources Inc.	9,000	169
	First Capital Realty Inc.	9,040	164
	DundeeWealth Inc.	14,164	164
	Transcontinental Inc. Class A	13,485	162
	Laurentian Bank of Canada	4,400	161
	CCL Industries Class B	7,600	158
*,^	Centerra Gold Inc.	19,500	150
	Trinidad Drilling Ltd.	22,700	148
	CML Healthcare
	Income Fund	11,780	146
	Pason Systems Inc.	13,880	146
*	Aurizon Mines Ltd.	33,700	145
*	Sears Canada Inc.	7,069	145
*	Uranium Participation Corp.	22,000	137
*	Viterra Inc.	14,432	136
*	Novagold Resources Inc.	31,700	136
*	Canfor Corp.	23,800	133
*	Canaccord Capital Inc.	12,460	131
	Corus Entertainment Inc.
	Class B	7,699	127
*	Tim Hortons Inc.	4,368	125
*	Storm Exploration Inc.	9,950	124
	West Fraser Timber Co. Ltd.	5,100	123
*	Detour Gold Corp.	9,700	120
*	Crew Energy Inc.	12,989	119
*	Eastern Platinum Ltd.	173,000	115
	Aecon Group Inc.	11,030	114
*	Kirkland Lake Gold Inc.	14,700	114
	Chartwell Seniors
	Housing Real Estate
	Investment Trust	20,480	113
*	Denison Mines Corp.	73,800	113
*	ATS Automation Tooling
	Systems Inc.	18,738	108
	Torstar Corp. Class B	14,748	105
	Morguard Real Estate
	Investment Trust	9,380	103
*	OPTI Canada Inc.	56,600	99
	Extendicare Real Estate
	Investment Trust	14,015	98
*	Great Canadian
	Gaming Corp.	14,040	98
*	Fronteer Development
	Group Inc.	25,510	97
*	Martinrea International Inc.	14,599	97
	Savanna Energy
	Services Corp.	14,200	94
	Major Drilling Group
	International	4,720	94
	Harry Winston
	Diamond Corp.	11,000	90
*	Gabriel Resources Ltd.	46,300	89

58

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Petro Andina Resources Inc.	8,730	86
*	Taseko Mines Ltd.	31,440	85
	Evertz Technologies Ltd.	6,295	85
	Daylight Resources Trust	10,542	84
	Calfrac Well Services Ltd.	5,250	83
*	Hanfeng Evergreen Inc.	15,100	83
	Cascades Inc.	12,200	79
*,^	Mercator Minerals Ltd.	34,600	78
*	Paramount Resources Ltd.
	Class A	6,150	77
*	Fairborne Energy Ltd.	18,300	75
	Forzani Group Ltd. Class A	6,340	73
*	Galleon Energy Inc. Class A	13,500	68
*,^	First Uranium Corp.	27,100	68
*	Connacher Oil and Gas Ltd.	73,600	67
*	Transat AT Inc. Class B	4,980	67
*	Flint Energy Services Ltd.	6,000	65
*	Atrium Innovations Inc.	4,825	63
	Dundee Real Estate
	Investment Trust	3,510	62
*	Aura Minerals Inc.	21,400	62
	InnVest Real Estate
	Investment Trust	13,730	57
*	QLT Inc.	16,700	56
	Canam Group Inc.	8,350	53
*	Compton Petroleum Corp.	51,200	52
*	Sierra Wireless Inc.	5,750	52
	Empire Co. Ltd. Class A	1,300	52
*	Corridor Resources Inc.	16,600	48
	Sprott Inc.	11,500	46
*	Iteration Energy Ltd.	41,100	43
*	FirstService Corp.	2,400	43
*	Cardiome Pharma Corp.	10,360	40
*	Kingsway Financial
	Services Inc.	10,300	39
*	Absolute Software Corp.	7,489	35
*	Uex Corp.	33,900	34
*	Norbord Inc.	2,460	34
*	Ballard Power Systems Inc.	13,120	28
*	Timminco Ltd.	14,700	25
*	Cangene Corp.	4,600	25
	Melcor Developments Ltd.	2,400	22
*	Patheon Inc.	8,300	20
			45,311
Chile (0.2%)
	Empresas La Polar SA	59,625	302
	Inversiones Aguas
	Metropolitanas SA	143,672	170
	Masisa SA	545,582	81
*	Cia Sudamericana de
	Vapores SA	85,488	70
	Madeco SA	722,080	47
*	Empresas La Polar SA
	Rights Exp. 11/26/2009	7,752	3
			673

			Market
			Value•
		Shares	($000)
China (2.6%)
^	Geely Automobile
	Holdings Ltd.	1,045,000	378
	Fushan International Energy
	Group Ltd.	486,200	374
	Tian An China Investment	511,000	314
	Xinao Gas Holdings Ltd.	146,000	312
	Poly Hong Kong
	Investment Ltd.	273,000	312
	Golden Eagle Retail
	Group Ltd.	174,000	299
	Minth Group Ltd.	280,000	291
^	Digital China Holdings Ltd.	276,000	286
^	China Everbright
	International Ltd.	623,000	282
	Zhuzhou CSR Times
	Electric Co. Ltd.	155,000	281
	China Dongxiang Group Co.	450,500	275
	Dalian Port PDA Co. Ltd.	701,000	254
	Sinotruk Hong Kong Ltd.	208,500	248
*,^	BYD Electronic
	International Co. Ltd.	261,000	243
^	China Gas Holdings Ltd.	598,600	240
*	Hunan Non-Ferrous
	Metal Corp. Ltd.	734,000	223
*	AviChina Industry &
	Technology Co.	648,000	209
	China Green Holdings Ltd.	216,000	189
	Uni-President China
	Holdings Ltd.	297,000	183
	Shougang
	Concord International
	Enterprises Co. Ltd.	942,000	162
	China
	Pharmaceutical Group Ltd.	288,000	162
	China
	Resources Gas Group Ltd.	158,000	153
*	China Grand Forestry
	Green Resources
	Group Ltd.	3,482,000	135
	China Shanshui
	Cement Group Ltd.	176,000	126
	HKC Holdings Ltd.	1,594,600	125
	Franshion Properties
	China Ltd.	422,400	118
	New World Department
	Store China Ltd.	130,000	116
	China State Construction
	International Holdings Ltd.	281,200	113
	Intime Department Store
	Group Co. Ltd.	154,000	108
*	Lingbao Gold Co. Ltd.	296,000	108
*,^	Tianjin Port Development
	Holdings Ltd.	286,000	106
*	China Power International
	Development Ltd.	376,100	105

59

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Sinolink Worldwide
	Holdings Ltd.	536,000	103
	Shanghai Jin Jiang
	International Hotels
	Group Co.	274,000	84
	Baoye Group Co. Ltd.	106,000	81
*,^	Brilliance China Automotive
	Holdings Ltd.	424,000	78
	Luthai Textile Co. Ltd.
	Class B	106,000	76
	Kingsoft Corp. Ltd.	75,000	70
*	Nan Hai Corp. Ltd.	4,850,000	69
	Ajisen China Holdings Ltd.	79,728	67
	Jiangsu Future
	Land Co. Ltd. Class B	87,400	65
	Sichuan
	Expressway Co. Ltd.	150,000	65
^	Shanghai Forte Land Co.	210,000	64
	AMVIG Holdings Ltd.	146,000	64
*,^	Sino Union Petroleum &
	Chemical International Ltd.	740,000	63
*	SRE Group Ltd.	552,000	63
*	Pine Agritech Ltd.	485,000	60
	Beijing Capital Land Ltd.	142,000	60
	Bosideng International
	Holdings Ltd.	316,000	56
	Lonking Holdings Ltd.	94,000	54
*	TCL Multimedia Technology
	Holdings Ltd.	68,000	53
	Huangshan Tourism
	Development Co. Ltd.
	Class B	46,600	50
	Hubei Sanonda Co. Ltd.
	Class B	114,100	47
	Tomson Group Ltd.	102,000	46
	Cosco International
	Holdings Ltd.	106,000	45
	China Hongxing Sports Ltd.	316,000	44
	Comba Telecom Systems
	Holdings Ltd.	41,800	43
	Huaxin Cement Co. Ltd.
	Class B	21,800	42
	Shanghai Prime
	Machinery Co. Ltd.	230,000	41
	Hangzhou Steam
	Turbine Co. Class B	21,500	39
	Haier Electronics
	Group Co. Ltd.	106,000	39
	Xiamen International
	Port Co. Ltd.	196,000	36
*	Minmetals Resources Ltd.	136,000	36
*	China Power New Energy
	Development Co. Ltd.	540,000	36
	Qingling Motors Co. Ltd.	170,000	35
*	China Mining Resources
	Group Ltd.	960,000	35

			Market
			Value•
		Shares	($000)
*	United Energy Group Ltd.	626,000	33
	Truly International Holdings	30,000	31
	Chongqing Iron &
	Steel Co. Ltd.	82,000	30
*	China Nickel Resources
	Holding Co. Ltd.	156,000	28
*	China Milk Products
	Group Ltd.	78,000	25
	Livzon Pharmaceutical Inc.
	Class B	10,800	25
	GZI Real Estate
	Investment Trust	58,000	22
	Shanghai Yaohua Pilkington
	Glass Co. Ltd. Class B	39,800	18
*	Shanghai Dajiang Group
	Class B	55,100	18
	Lao Feng Xiang Co. Ltd.
	Class B	12,500	16
*	SVA Electron Co. Ltd.
	Class B	40,100	16
			9,001
Denmark (1.1%)
*	DSV A/S	43,449	675
*	Topdanmark A/S	3,484	502
*	Jyske Bank A/S	10,714	400
*	Sydbank A/S	13,592	332
	SimCorp A/S	1,430	275
*	GN Store Nord	48,704	273
*	NKT Holding A/S	4,505	256
	ALK-Abello A/S	2,466	209
*,^	Genmab A/S	6,031	158
	East Asiatic Co. Ltd. A/S	4,032	146
	Torm A/S	13,147	141
	Schouw & Co.	4,210	82
*	Bang & Olufsen A/S	5,224	80
	D/S Norden	1,999	75
*	Bavarian Nordic A/S	1,681	67
*	IC Companys A/S	1,730	48
	Auriga Industries Class B	2,349	40
*	Alm Brand A/S	1,045	26
			3,785
Finland (1.7%)
	Elisa Oyj	33,628	651
	YIT Oyj	25,405	491
	Pohjola Bank PLC	39,827	443
	Orion Oyj Class B	17,375	330
	Konecranes Oyj	12,152	324
	Tieto Oyj	15,445	308
	Uponor Oyj	16,375	296
	Huhtamaki Oyj	21,594	292
^	Amer Sports Oyj Class A	31,097	272
	Outotec Oyj	8,248	261
	Cargotec Corp. Class B	10,854	233
^	Kemira Oyj	13,694	217
*	Stockmann Oyj Abp Class B	7,183	184
*	Ramirent Oyj	17,110	170

60

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*,^	Talvivaara Mining Co. PLC	28,509	168
*	Sponda Oyj	43,300	155
^	Poyry Oyj	10,364	153
	Ruukki Group Oyj	45,613	146
*	Alma Media	14,554	145
	Citycon Oyj	30,834	136
	Lassila & Tikanoja Oyj	5,548	124
	Vacon PLC	2,928	104
	Oriola-KD Oyj	18,942	100
	Cramo Oyj	4,180	68
*	Finnair Oyj	11,698	67
	HKScan Oyj	4,673	61
*	M-real Oyj Class B	36,124	53
			5,952
France (4.4%)
	Groupe Eurotunnel SA	82,074	811
	Fonciere Des Regions	7,249	799
*	Gemalto NV	17,839	750
	Arkema SA	14,908	569
^	Bourbon SA	12,637	526
	M6-Metropole Television	21,000	506
	Etablissements Maurel
	et Prom	24,528	493
	Neopost SA	5,013	439
*	Valeo SA	15,591	423
	Nexans SA	5,546	392
	Mercialys SA	9,515	383
	Teleperformance	10,872	349
	Havas SA	91,051	346
	Societe Immobiliere de
	Location pour l’Industrie
	et le Commerce	2,644	336
*	Rhodia SA	20,918	308
	Sechilienne-Sidec	6,836	276
	SEB SA	4,775	266
	Zodiac Aerospace	7,852	265
	Saft Groupe SA	5,029	261
*	UBISOFT Entertainment	16,228	256
*,^	SOITEC	17,844	243
*	Rexel SA	16,339	218
	SA des Ciments Vicat	2,605	216
	Canal &	26,524	212
^	Carbone Lorraine	6,129	210
	Remy Cointreau SA	4,321	209
	IPSOS	6,200	190
*	Alten Ltd.	7,557	190
	Derichebourg SA	38,118	187
	Nexity	4,943	184
	Rubis	1,986	182
	Beneteau SA	11,581	181
	Boiron SA	4,101	169
	April Group	4,318	162
	Ingenico	6,499	160
	Stallergenes	1,864	157
	Fimalac	2,956	154
	Pierre & Vacances	1,776	146

			Market
			Value•
		Shares	($000)
*	Bongrain SA	1,901	143
	Rallye SA	3,923	133
	Societe Fonciere Financiere
	et de Participations FFP	2,224	132
	Esso SA Francaise	952	130
*	NicOx SA	11,696	128
*	Union Financiere de
	France BQE SA	3,200	124
	Groupe Steria SCA	4,128	123
	Delachaux SA	1,778	123
	Virbac SA	1,305	123
	Orpea	2,721	123
*	Altran Technologies SA	22,619	109
	Seche Environnement SA	1,275	109
	Guyenne et Gascogne SA	1,051	105
	Eurofins Scientific	2,178	99
	Bonduelle S.C.A.	852	98
*	Meetic	3,219	94
*	IMS-Intl Metal Service	5,390	91
*	Faurecia	4,485	87
*	Boursorama	6,504	81
*	Vilmorin & Cie	727	80
	Faiveley SA	934	78
*	Bull SA	18,290	76
	Sopra Group SA	1,034	74
*,^	Thomson SA	52,990	73
*	SeLoger.com	1,776	62
	Laurent-Perrier	692	55
	Societe de la Tour Eiffel	733	55
	Guerbet	310	51
*	GameLoft	10,402	50
*	NRJ Group	4,880	46
	LISI	985	45
*	Kaufman & Broad SA	1,842	45
*	Club Mediterranee	1,952	40
*	Sequana	3,258	39
	GFI Informatique	7,812	38
*	Recylex SA	2,955	38
	GL Events	1,625	38
	Plastic Omnium SA	1,297	37
*	Assystem	2,345	32
*	Manitou BF SA	1,979	29
*	Etam Developpement SA	1,241	27
*	Parrot SA	1,864	26
*,^	Theolia SA	4,211	24
	Sperian Protection	288	20
	Trigano SA	1,154	17
			15,474
Germany (3.5%)
	Aixtron AG	20,141	602
*	SGL Carbon SE	13,024	492
	Bilfinger Berger AG	7,046	454
	Symrise AG	24,756	449
	Software AG	4,221	376
	MTU Aero Engines Holding
	AG	8,087	367

61

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Douglas Holding AG	7,765	346
*	United Internet AG	26,514	345
	Aurubis AG	8,500	339
	Wincor Nixdorf AG	5,488	321
	Rhoen Klinikum AG	13,185	320
*	Sky Deutschland AG	76,605	318
	Tognum AG	19,430	297
	ElringKlinger AG	14,574	289
	Deutsche Euroshop AG	8,307	284
	Stada Arzneimittel AG	10,422	279
	Wirecard AG	20,707	269
	Fuchs Petrolub AG	3,447	261
	Fuchs Petrolub AG Pfd.	2,729	224
	Hugo Boss AG	5,461	203
	Vossloh AG	1,982	198
*	Deutsche Wohnen AG	17,283	196
*	Freenet AG	14,450	191
	Axel Springer AG	1,793	187
	Gerry Weber International AG	5,734	182
	Fielmann AG	2,415	179
	Praktiker Bau- und
	Heimwerkermaerkte AG	14,181	172
^	Rational AG	1,173	165
	Kontron AG	13,841	164
	Demag Cranes AG	4,691	163
	ProSiebenSat.1 Media AG	15,494	161
	Krones AG	3,123	155
*	IVG Immobilien AG	16,883	151
	MLP AG	13,719	149
	Bauer AG	3,480	138
	GFK SE	4,317	137
	Leoni AG	6,360	130
*	Aareal Bank AG	5,932	128
	Pfeiffer Vacuum Technology
	AG	1,674	126
	CTS Eventim AG	2,434	122
	Bechtle AG	5,041	120
	Gildemeister AG	8,382	118
	Phoenix Solar AG	2,058	115
^	MVV Energie AG	2,539	114
	KWS Saat AG	681	113
*,^	Heidelberger
	Druckmaschinen AG	15,301	113
	Rheinmetall AG	2,011	109
*	Deutz AG	22,988	108
*	Nordex AG	6,378	104
^	BayWa AG	3,170	103
	H&R WASAG AG	4,582	102
*	Kloeckner & Co. SE	4,249	93
*,^	KUKA AG	5,919	87
*	Solar Millennium AG	2,364	76
*	Morphosys AG	2,881	75
	Deutsche Beteiligungs AG	2,928	67
*,^	Conergy AG	55,204	59
	Grenkeleasing AG	1,422	55
	Alstria Office REIT-AG	4,417	49

			Market
			Value•
		Shares	($000)
	DIC Asset AG	3,963	48
	Jungheinrich AG	2,425	45
*	Jenoptik AG	6,731	37
	Carl Zeiss Meditec AG	2,312	34
*	Centrotherm Photovoltaics
	AG	742	34
	DAB Bank AG	5,591	33
*	CAT Oil AG	3,012	33
*	Pfleiderer AG	3,282	33
*	Manz Automation AG	479	33
	Draegerwerk AG & Co. KGaA	880	32
	Medion AG	2,942	31
*	QSC AG	12,545	29
	Interseroh SE	368	26
*	Air Berlin PLC	5,173	26
	Dyckerhoff AG	420	26
*	Koenig & Bauer AG	1,394	24
*	Solon SE	1,405	16
			12,349
Greece (0.9%)
	JUMBO SA	21,131	264
	Hellenic Exchanges SA	17,435	248
	Ellaktor SA	26,705	229
	Motor Oil Hellas Corinth
	Refineries SA	10,164	179
	Alapis Holding Industrial and
	Commercial SA	201,933	171
	Fourlis Holdings SA	10,061	167
	Intralot SA-Integrated Lottery
	Systems & Services	25,774	164
	Folli-Follie SA	6,567	157
	Mytilineos Holdings SA	18,277	157
*	TT Hellenic Postbank SA	20,933	149
	Viohalco	20,069	140
	GEK Terna Holding
	Real Estate Construction
	SA	14,199	136
*	Agricultural Bank of Greece	32,236	92
	Metka SA	5,331	83
	Diagnostic &
	Therapeutic Center of
	Athens Hygeia SA	25,015	79
	Athens Water Supply &
	Sewage Co. SA	7,847	67
*	Sidenor Steel Products
	Manufacturing Co. SA	7,456	64
	Athens Medical Center SA	26,774	62
	Eurobank Properties Real
	Estate Investment Co.	4,867	61
	Piraeus Port Authority	2,249	55
	J&P-Avax SA	8,983	49
*	Elval Aluminium Process Co.	17,016	48
	Frigoglass SA	3,595	48
*	Intracom Holdings SA	20,112	47
	Sarantis SA	6,455	47

62

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Babis Vovos International
	Construction SA	5,581	42
*	Geniki Bank	29,173	41
*	Anek Lines SA	29,485	35
*	Lambrakis Press SA	7,833	32
*	Attica Bank	10,402	31
*	Corinth Pipeworks SA	10,128	28
	Hellenic Duty Free Shops
	SA	2,088	19
			3,191
Hong Kong (1.1%)
	VTech Holdings Ltd.	41,000	342
	SJM Holdings Ltd.	523,000	267
	Ports Design Ltd.	95,500	257
^	Champion REIT	598,000	252
	AAC Acoustic Technologies
	Holdings Inc.	200,000	251
	Pacific Basin Shipping Ltd.	324,300	238
	Xinyi Glass
	Holdings Co. Ltd.	222,000	175
	Kingboard Laminates
	Holdings Ltd.	248,000	173
	Chow Sang Sang Holdings	154,000	153
	Stella International
	Holdings Ltd.	73,500	139
	REXLot Holdings Ltd.	1,575,000	139
	Sinotrans Shipping Ltd.	306,000	137
	Daphne International
	Holdings Ltd.	176,000	133
*	Hi Sun Technology
	China Ltd.	342,000	132
	Mandarin Oriental
	International Ltd.	101,000	127
	Midland Holdings Ltd.	128,000	109
*	China Merchants China
	Direct Investments Ltd.	34,000	72
	Sunlight Real Estate
	Investment Trust	269,000	65
^	Far East Consortium	199,000	63
	SmarTone
	Telecommunications
	Holding Ltd.	79,500	61
*	Apac Resources Ltd.	880,000	61
	TAI Cheung Holdings	108,000	60
	Prosperity REIT	356,000	60
*	HKR International Ltd.	132,800	56
	Xinyu Hengdeli
	Holdings Ltd.	158,000	52
	K Wah International
	Holdings Ltd.	150,000	51
	Shui On Construction and
	Materials Ltd.	32,000	49
	Sun Hung Kai & Co. Ltd.	61,000	47
^	Silver Grant International	198,000	45
	Tianjin Development Hldgs	72,000	44

			Market
			Value•
		Shares	($000)
	China Water Affairs
	Group Ltd.	146,000	43
	Road King Infrastructure Ltd.	45,000	36
	Regal Hotels International
	Holdings Ltd.	82,000	31
*	China Fishery Group Ltd.	34,000	29
*	China Chengtong
	Development Group Ltd.	318,000	25
*	Mingyuan Medicare
	Development Co. Ltd.	200,000	25
*	TCC International
	Holdings Ltd.	58,000	23
*	eSun Holdings Ltd.	142,000	21
*	HKC Holdings Ltd.
	Warrants Exp. 05/26/2011	9,100	—
*	Hong Kong
	Energy Holdings Ltd.
	Warrants Exp. 05/13/11	627	—
			4,043
Hungary (0.0%)
*	FHB Mortgage Bank PLC	2,778	18

India (2.7%)
*	Indiabulls Real Estate Ltd.	62,143	325
	CESC Ltd.	31,909	250
	Andhra Bank	103,507	245
	LIC Housing Finance Ltd.	15,289	240
	Cummins India Ltd.	30,103	238
	Patni Computer
	Systems Ltd.	25,366	237
	Indian Hotels Co. Ltd.	151,352	234
	IVRCL Infrastructures &
	Projects Ltd.	29,490	215
	Torrent Power Ltd.	35,506	212
	IFCI Ltd.	227,104	211
	Shree Renuka Sugars Ltd.	52,442	206
*	Yes Bank Ltd.	41,127	205
	Exide Industries Ltd.	96,671	200
	Federal Bank Ltd.	38,342	193
	United Phosphorus Ltd.	63,498	192
	Birla Corp. Ltd.	30,104	190
	Titan Industries Ltd.	7,165	189
	Century Textile &
	Industries Ltd.	19,527	181
	Tata Tea Ltd.	9,785	177
	Rural
	Electrification Corp. Ltd.	41,507	174
	Petronet LNG Ltd.	124,879	170
	GTL Ltd.	23,360	165
	Jain Irrigation Systems Ltd.	8,969	145
*	GVK Power &
	Infrastructure Ltd.	153,774	143
	IndusInd Bank Ltd.	56,436	139
*	Hindustan Oil Exploration	20,257	123
	Aurobindo Pharma Ltd.	7,658	121
	Educomp Solutions Ltd.	6,855	115

63

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	India Cements Ltd.	49,432	115
	Nagarjuna Construction Co.	35,950	112
	Jindal Saw Ltd.	7,572	111
	Thermax Ltd.	9,587	107
	Balrampur Chini Mills Ltd.	33,856	106
	Bajaj Hindusthan Ltd.	24,162	100
	Allahabad Bank	38,169	96
*	Rolta India Ltd.	25,223	92
	India Infoline Ltd.	33,411	90
	Biocon Ltd.	17,086	89
	Nava Bharat Ventures Ltd.	11,756	86
	Hindustan Construction Co.	31,744	84
	IRB Infrastructure
	Developers Ltd.	16,647	81
	Finolex Industries Ltd.	78,356	79
	Videocon Industries Ltd.	16,414	77
	Great Offshore Ltd.	6,965	76
	Sterling Biotech Ltd.	38,591	74
	Gujarat NRE Coke Ltd.	58,287	74
	Welspun-Gujarat Stahl Ltd.	13,496	73
	Amtek Auto Ltd.	19,702	72
	BEML Ltd.	3,417	67
	Opto Circuits India Ltd.	15,455	64
*	Kesoram Industries Ltd.	8,889	63
	Karnataka Bank Ltd.	22,811	63
	Alstom Projects India Ltd.	5,498	61
	Indian Overseas Bank	28,149	60
	Patel Engineering Ltd.	6,206	59
*	Gujarat State Petronet Ltd.	33,947	58
*	Ispat Industries Ltd.	142,772	56
	Monnet Ispat & Energy Ltd.	6,965	55
	Apollo Tyres Ltd.	54,390	55
	Sintex Industries Ltd.	12,420	55
	Voltas Ltd.	15,557	51
*	Chennai Petroleum Corp. Ltd.	11,394	51
*	JSL Ltd.	24,155	50
	Gammon India Ltd.	10,076	49
	Gateway Distriparks Ltd.	18,141	47
	Deccan Chronicle
	Holdings Ltd.	15,898	46
	Usha Martin Ltd.	34,624	46
	Praj Industries Ltd.	25,551	45
*	HCL Infosystems Ltd.	13,826	45
	Indiabulls Securities Ltd.	46,183	45
	Mercator Lines Ltd.	43,900	44
	Bombay Dyeing &
	Manufacturing Co. Ltd.	5,342	43
	Torrent Pharmaceuticals Ltd.	6,204	43
	Gujarat Narmada Valley
	Fertilizers Co. Ltd.	21,845	43
	CMC Ltd.	1,633	43
	Maharashtra Seamless Ltd.	5,830	40
*	Ballarpur Industries Ltd.	86,018	40
	Moser Baer India Ltd.	25,172	40
	Gujarat State Fertilisers &
	Chemicals Ltd.	10,562	39

			Market
			Value•
		Shares	($000)
*	Triveni Engineering &
	Industries Ltd.	18,295	39
	SREI Infrastructure
	Finance Ltd.	25,877	39
	Syndicate Bank	21,334	39
	Radico Khaitan Ltd.	15,703	38
	Indian Bank	11,381	37
	UCO Bank	34,028	36
	Bank of Rajasthan	21,811	36
	Peninsula Land Ltd.	21,030	34
	Ansal Properties &
	Infrastructure Ltd.	24,013	33
	Jaiprakash Hydro
	Power Ltd.	23,652	31
*	Nagarjuna Fertilizers &
	Chemicals	53,928	31
	Gujarat Mineral
	Development Corp. Ltd.	14,040	30
	Chambal Fertilizers &
	Chemicals Ltd.	29,814	30
	Everest Kanto Cylinder Ltd.	9,820	29
*	Parsvnath Developers Ltd.	12,821	28
*	Prakash Industries Ltd.	9,146	26
	Electrosteel Castings Ltd.	27,859	24
	Tanla Solutions Ltd.	11,685	15
*	Reliance MediaWorks Ltd.	2,226	12
			9,382
Indonesia (0.8%)
	Adaro Energy PT	2,991,400	472
	Kalbe Farma Tbk PT	1,896,200	238
	Bank Negara Indonesia
	Persero Tbk PT	1,227,000	233
	Indo Tambangraya Megah
	PT	89,500	209
*	Barito Pacific Tbk PT	1,422,500	203
*	Bakrie and Brothers
	Tbk PT	19,761,500	201
*	Lippo Karawaci Tbk PT	2,392,800	162
*	Bakrieland Development
	Tbk PT	4,308,562	121
	Medco Energi
	Internasional Tbk PT	411,000	115
*	Indah Kiat Pulp and
	Paper Corp. Tbk PT	607,000	112
	Jasa Marga PT	566,500	104
*	Bisi International PT	471,500	82
*	Ciputra Development
	Tbk PT	1,253,000	81
	Timah Tbk PT	368,500	74
*	Holcim Indonesia Tbk PT	429,500	73
	Summarecon Agung
	Tbk PT	1,086,000	65
*	Bakrie Telecom PT	4,421,500	51
*	Smurfit Kappa Group PLC
	(London Shares)	6,094	47

64

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Perusahaan Perkebunan
	London Sumatra
	Indonesia Tbk PT	57,000	47
	Bakrie Sumatera
	Plantations Tbk PT	567,000	40
*	Energi Mega Persada
	Tbk PT	1,148,500	33
	Berlian Laju Tanker Tbk PT	359,000	26
			2,789
Ireland (0.8%)
	DCC PLC	17,598	463
	Irish Life & Permanent PLC	57,887	419
*	Kingspan Group PLC	38,138	322
	Grafton Group PLC	54,412	272
	Paddy Power PLC	7,821	250
	C&C Group PLC	61,041	225
	United Drug PLC	52,968	175
	Glanbia PLC	35,798	143
	Greencore Group PLC	54,533	123
*	Smurfit Kappa Group PLC	15,375	120
	FBD Holdings PLC	7,622	75
	Fyffes PLC	87,490	48
	C&C Group PLC	11,196	42
*	Aer Lingus	37,545	31
	Total Produce PLC	58,232	30
	Independent News &
	Media PLC	62,517	19
	Greencore Group PLC	7,024	16
			2,773
Israel (0.2%)
	FMS Enterprises Migun Ltd.	6,667	234
	Frutarom Industries Ltd.	17,387	141
*	Hadera Paper Ltd.	978	62
	Alony Hetz Properties &
	Investments Ltd.	14,881	53
*	Gilat Satellite Networks Ltd.	9,200	42
	Given Imaging Ltd.	2,636	40
	Ituran Location and
	Control Ltd.	3,193	39
*	Delek Real Estate Ltd.	34,811	38
	Shikun & Binui Ltd.	21,529	38
*	Alvarion Ltd.	8,451	34
*	Retalix Ltd.	2,595	29
			750
Italy (2.5%)
	Prysmian SPA	26,753	470
*	Societa Cattolica di
	Assicurazioni SCRL	14,276	458
^	Piccolo Credito
	Valtellinese Scarl	41,342	380
	Azimut Holding SPA	24,617	297
	Ansaldo STS SPA	14,137	271
	Davide Campari-Milano SPA	28,306	270
	Impregilo SPA	78,943	270
	Hera SPA	112,868	250

			Market
			Value•
		Shares	($000)
	Societa Iniziative
	Autostradali e Servizi SPA	27,367	242
^	Iride SPA	129,954	240
*	Cofide SPA	252,064	227
	ACEA SPA	18,074	211
	DiaSorin SPA	5,709	209
*	CIR-Compagnie Industriali
	Riunite SPA	92,220	207
*	Danieli & Co. SPA	15,739	207
*	Italmobiliare SPA	6,180	204
	Banca Popolare dell’Etruria
	e del Lazio	30,318	198
	Piaggio & C SPA	75,829	193
*	Permasteelisa SPA	9,561	181
	ERG SPA	11,948	176
*	Arnoldo Mondadori Editore
	SPA	36,112	166
	Milano Assicurazioni SPA	48,821	161
*	Credito Emiliano SPA	24,500	160
	Recordati SPA	20,062	156
*	Premafin Finanziaria SPA	89,212	146
	Tod’s SPA	2,086	144
*	Tiscali SPA	514,093	143
	Maire Tecnimont SPA	33,941	141
	Autostrada Torino-Milano
	SPA	9,401	119
	Banca Generali SPA	10,182	117
*	DeA Capital SPA	54,287	111
	Banco di Desio e della
	Brianza SPA	16,738	111
	MARR SPA	12,538	110
*	Fastweb	3,707	105
	Geox SPA	12,927	99
	Credito Artigiano SPA	36,136	98
	Trevi Finanziaria SPA	5,668	96
	Beni Stabili SPA	101,650	92
*	Gemina SPA	98,894	83
*	Sorin SPA	44,356	81
*	Indesit Co. SPA	7,117	81
*	Gruppo Editoriale L’Espresso
	SPA	27,766	79
*	Pirelli & C Real Estate SPA	93,279	74
*	Danieli & Co. SPA	2,565	64
*,^	Banca Italease SPA	20,815	64
*	Amplifon SPA	14,841	58
	Cementir Holding SPA	12,474	57
*	Interpump Group SPA	9,080	55
	Enia SPA	7,512	55
*	Seat Pagine Gialle SPA	186,470	53
*	Italmobiliare SPA	1,062	51
	Industria Macchine
	Automatiche SPA	2,645	50
	Astaldi SPA	5,143	48
*	Telecom Italia Media SPA	257,436	45
*	RCS MediaGroup SPA	23,692	43
	Brembo SPA	5,363	40

65

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	IMMSI SPA	27,863	37
	Immobiliare Grande
	Distribuzione	16,866	36
	Esprinet SPA	3,457	35
*,^	Digital Multimedia
	Technologies SPA	1,427	30
	Landi Renzo SPA	7,126	29
	Nice SPA	6,290	29
*	Safilo Group SPA	36,850	28
	SAES Getters SPA	2,966	26
*	Snai SPA	3,916	18
*,^	Risanamento SPA	15,837	10
			8,795
Japan (12.5%)
	Kyorin Co. Ltd.	25,000	400
	Rohto
	Pharmaceutical Co. Ltd.	29,000	371
*,^	Shochiku Co. Ltd.	34,000	299
	Miura Co. Ltd.	9,800	274
*	K’s Holdings Corp.	8,200	266
	Kyowa Exeo Corp.	29,000	266
	Japan Airport
	Terminal Co. Ltd.	18,800	263
	Takasago Thermal
	Engineering Co. Ltd.	33,000	262
	Nikkiso Co. Ltd.	33,000	249
	Fuji Oil Co. Ltd.	16,100	243
	Sanki Engineering Co. Ltd.	33,000	242
*	Sankyu Inc.	55,000	241
^	Park24 Co. Ltd.	21,200	236
*,^	Joshin Denki Co. Ltd.	33,000	231
	Hosiden Corp.	19,000	230
*	Hitachi Zosen Corp.	176,500	230
*	Duskin Co. Ltd.	12,300	222
	Fancl Corp.	12,300	220
^	OSG Corp.	22,300	219
*	Iwatani Corp.	73,000	219
	Hitachi Kokusai Electric Inc.	28,000	216
	Kyudenko Corp.	36,000	216
	Hogy Medical Co. Ltd.	4,000	215
	Bank of Iwate Ltd.	3,600	213
	FP Corp.	4,300	213
*	Maeda Road
	Construction Co. Ltd.	26,000	212
*	Kadokawa Group
	Holdings Inc.	8,900	211
*	Accordia Golf Co. Ltd.	225	209
	Toei Co. Ltd.	37,000	208
	KUREHA CORP.	38,000	205
	Sanyo Chemical
	Industries Ltd.	36,000	201
	eAccess Ltd.	287	201
	Okinawa Electric
	Power Co. Inc.	3,700	199
	Yamagata Bank Ltd.	41,000	197
*,^	Meidensha Corp.	39,000	195

			Market
			Value•
		Shares	($000)
	Nisshin Oillio Group Ltd.	37,000	195
*	Kiyo Holdings Inc.	161,000	193
*	Morinaga Milk
	Industry Co. Ltd.	41,000	191
	Nippon Flour Mills Co. Ltd.	37,000	188
	Toyo Tanso Co. Ltd.	3,800	188
	Tokai Tokyo Financial
	Holdings	57,000	185
*,^	NSD CO LTD.	18,100	185
	Ryosan Co. Ltd.	7,700	184
	Horiba Ltd.	7,600	184
*	Aderans Holdings Co. Ltd.	14,700	182
	Aichi Steel Corp.	38,000	182
	Kitz Corp.	35,000	181
	Izumiya Co. Ltd.	35,000	181
	Oiles Corp.	11,000	180
	Komori Corp.	15,000	177
*	Kayaba Industry Co. Ltd.	61,000	176
	Seikagaku Corp.	13,900	176
*	Inaba Denki Sangyo Co. Ltd.	7,400	176
	Meitec Corp.	10,400	175
	Tadano Ltd.	37,000	175
*	Furukawa Co. Ltd.	131,000	173
	Fujitec Co. Ltd.	33,000	173
	NOF Corp.	38,000	172
*	Nippon Denko Co. Ltd.	24,000	171
	Mizuno Corp.	37,000	171
*	Nakamuraya Co. Ltd.	32,000	170
*	Toho Zinc Co. Ltd.	34,000	169
*	Wacom Co. Ltd.	76	169
	Asahi Diamond
	Industrial Co. Ltd.	24,000	169
	Miyazaki Bank Ltd.	37,000	169
	Tsubakimoto Chain Co.	39,000	169
	Sumitomo
	Warehouse Co. Ltd.	38,000	167
	Toho Holdings Co. Ltd.	11,300	166
*	Kappa Create Co. Ltd.	7,350	166
	Sangetsu Co. Ltd.	7,700	166
	Fuyo General Lease Co. Ltd.	7,500	166
	Hokuto Corp.	7,400	165
*	Nachi-Fujikoshi Corp.	74,000	164
	Musashi Seimitsu
	Industry Co. Ltd.	7,800	162
*	Bank of the Ryukyus Ltd.	15,000	161
	Nifco Inc.	7,800	160
	Sawai
	Pharmaceutical Co. Ltd.	2,800	159
	Exedy Corp.	7,700	158
	Geo Corp.	150	156
	TS Tech Co. Ltd.	8,100	155
	Shimizu Bank Ltd.	3,600	155
	Japan Vilene Co. Ltd.	29,000	154
*	Central Glass Co. Ltd.	38,000	153
	Nichicon Corp.	15,200	152
^	Daiseki Co. Ltd.	7,700	151

66

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Saizeriya Co. Ltd.	7,800	150
*	Nippon Soda Co. Ltd.	37,000	149
*,^	Akebono Brake
	Industry Co. Ltd.	19,100	149
	Tokyo Ohka Kogyo Co. Ltd.	7,700	148
	Ricoh Leasing Co. Ltd.	7,200	147
	Seiren Co. Ltd.	22,300	147
*	Okumura Corp.	42,000	146
	Akita Bank Ltd.	37,000	144
	Tsuruha Holdings Inc.	3,700	144
	Aica Kogyo Co. Ltd.	15,000	144
	Pigeon Corp.	3,700	143
	Hanwa Co. Ltd.	41,000	143
	ADEKA Corp.	15,600	143
*	Itoham Foods Inc.	36,000	142
*,^	Iseki & Co. Ltd.	38,000	142
*	Makino Milling
	Machine Co. Ltd.	36,000	141
*	Tokyo Seimitsu Co. Ltd.	11,200	141
	Okamoto Industries Inc.	37,000	141
*	Unitika Ltd.	178,000	140
	Daio Paper Corp.	16,736	140
	Tomy Co. Ltd.	15,900	140
^	EDION Corp.	17,300	140
*	Kakaku.com Inc.	38	139
*,^	Sanken Electric Co. Ltd.	38,000	138
	Toagosei Co. Ltd.	39,000	136
^	Mitsuboshi Belting Co. Ltd.	36,000	136
	Nippon Signal Co. Ltd.	15,000	136
	Mitsui Sugar Co. Ltd.	38,000	135
*	Anritsu Corp.	38,000	134
	Yamanashi Chuo Bank Ltd.	29,000	133
*	Daiwabo Holdings Co. Ltd.	34,000	133
	Toyo Ink
	Manufacturing Co. Ltd.	38,000	132
	FUJI SOFT INC.	7,600	131
	Bank of Okinawa Ltd.	3,800	131
	Unicharm Petcare Corp.	3,700	131
	FCC Co. Ltd.	7,600	131
*	San-A Co. Ltd.	3,600	130
	IBJ Leasing Co. Ltd.	7,600	130
	Kagawa Bank Ltd.	36,000	130
	Daihen Corp.	37,000	129
	Nihon Kohden Corp.	7,700	129
*	Sanyo Special Steel Co. Ltd.	35,000	129
	Oyo Corp.	14,500	129
	Resorttrust Inc.	11,300	129
	Mitsui-Soko Co. Ltd.	37,000	128
	Shikoku Bank Ltd.	38,000	128
	Nihon Unisys Ltd.	15,000	128
	Sakai Chemical
	Industry Co. Ltd.	32,000	128
	Heiwa Real Estate Co. Ltd.	39,000	128
	Daibiru Corp.	15,000	127
^	Toho Bank Ltd.	38,000	127
	Nippon Gas Co. Ltd.	7,300	127

			Market
			Value•
		Shares	($000)
	Sugi Holdings Co. Ltd.	5,800	126
	Bank of Saga Ltd.	37,000	126
	Nissin Kogyo Co. Ltd.	8,400	125
	Nichi-iko
	Pharmaceutical Co. Ltd.	4,200	125
	Japan Securities
	Finance Co. Ltd.	17,600	124
*	Earth Chemical Co. Ltd.	3,800	124
*,^	So-net M3 Inc.	36	123
	Toyo Engineering Corp.	37,000	123
	Fujimi Inc.	7,500	123
	MOS Food Services Inc.	7,400	122
*	Marudai Food Co. Ltd.	37,000	122
	Tamron Co. Ltd.	11,200	122
	Keihin Corp.	8,000	122
*	Maeda Corp.	44,000	121
	Daifuku Co. Ltd.	19,500	121
	Sakata Seed Corp.	7,700	120
*	MEGMILK SNOW
	BRAND Co. Ltd.	6,100	120
*	Tokyo Dome Corp.	38,000	119
	GMO internet Inc.	26,100	119
	Futaba Corp.	7,700	119
	Tokushima Bank Ltd.	32,000	117
	Ariake Japan Co. Ltd.	7,500	117
*	Sanyo Shokai Ltd.	36,000	116
*	Nippon Carbon Co. Ltd.	34,000	116
	Mars Engineering Corp.	3,700	115
*	Alpine Electronics Inc.	11,700	115
*	Shinko Plantech Co. Ltd.	11,200	114
*	Maruha Nichiro Holdings Inc.	77,000	113
	Mie Bank Ltd.	36,000	113
*	Megachips Corp.	6,800	113
	Yachiyo Bank Ltd.	3,800	112
	Shibusawa
	Warehouse Co. Ltd.	36,000	112
	Doutor Nichires
	Holdings Co. Ltd.	7,700	111
	Hitachi Transport System Ltd.	8,400	110
	CKD Corp.	14,800	110
	Nitta Corp.	7,500	109
	Tokyo Tomin Bank Ltd.	7,500	109
	Arcs Co. Ltd.	7,400	109
*	Nichiden Corp.	3,700	109
	Noritake Co. Ltd.	37,000	108
	Chudenko Corp.	7,300	108
*	Denki Kogyo Co. Ltd.	22,400	107
*	Sanwa Holdings Corp.	39,000	107
	Mandom Corp.	4,100	107
*	Topy Industries Ltd.	55,000	107
	Zensho Co. Ltd.	15,100	105
*	Daiei Inc.	28,250	105
	Aomori Bank Ltd.	37,000	104
	Ehime Bank Ltd.	38,000	103
*	Transcosmos Inc.	11,700	103
	Kyoei Steel Ltd.	4,600	103

67

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	NET One Systems Co. Ltd.	78	102
	Eighteenth Bank Ltd.	37,000	102
*,^	Sumitomo Light Metal
	Industries Ltd.	113,000	101
	Hokuetsu Paper Mills Ltd.	19,500	101
	Amano Corp.	11,700	101
	Parco Co. Ltd.	11,500	101
	Toyo Corp.	11,100	100
*,^	Daikyo Inc.	40,000	99
	Noritz Corp.	7,800	99
	Nagaileben Co. Ltd.	4,500	99
	Ryoshoku Ltd.	4,100	98
*	Oki Electric Industry Co. Ltd.	108,000	97
*	Nippon Beet Sugar
	Manufacturing Co. Ltd.	38,000	97
	Heiwado Co. Ltd.	7,400	97
	Shoei Co. Ltd.	11,600	97
*	Mitsubishi Paper Mills Ltd.	75,000	97
*	Chiba Kogyo Bank Ltd.	11,000	96
*	Tokyo Rope
	Manufacturing Co. Ltd.	34,000	96
	Taikisha Ltd.	7,600	96
	Nippon Suisan Kaisha Ltd.	33,400	96
	Kato Sangyo Co. Ltd.	5,500	95
	PARIS MIKI HOLDINGS INC.	11,500	95
	Yodogawa Steel Works Ltd.	22,800	94
*	Mito Securities Co. Ltd.	42,000	93
	Okamura Corp.	19,000	93
	Goldcrest Co. Ltd.	3,070	93
	Asahi Organic Chemicals
	Industry Co. Ltd.	37,000	93
*	Atsugi Co. Ltd.	74,000	93
	Tokushu Tokai
	Holdings Co. Ltd.	37,000	93
	Xebio Co. Ltd.	4,100	93
	TOC Co. Ltd.	19,700	92
*	Minato Bank Ltd.	73,000	92
*	JVC KENWOOD
	Holdings Inc.	192,500	92
	TV Tokyo Corp.	3,600	90
*	Jaccs Co. Ltd.	38,000	90
	Mikuni Coca-Cola
	Bottling Co. Ltd.	10,600	89
*	Daisan Bank Ltd.	37,000	89
	Iwai Securities Co. Ltd.	11,700	88
	Yoshinoya Holdings Co. Ltd.	75	88
	So-net Entertainment Corp.	40	87
	Century Tokyo Leasing Corp.	7,800	87
*	Showa Sangyo Co. Ltd.	26,000	87
*	Toyo Securities Co. Ltd.	43,000	85
*	Prima Meat Packers Ltd.	73,000	84
	Marusan Securities Co. Ltd.	14,200	84
*	Sasebo Heavy
	Industries Co. Ltd.	38,000	84
*	Michinoku Bank Ltd.	37,000	84
	Sintokogio Ltd.	11,800	84

			Market
			Value•
		Shares	($000)
	Kisoji Co. Ltd.	3,800	83
	Nitto Kohki Co. Ltd.	4,000	83
	Iino Kaiun Kaisha Ltd.	18,600	83
	Stella Chemifa Corp.	1,500	83
	HIS Co. Ltd.	3,800	82
	Canon Electronics Inc.	4,100	82
	DCM Japan
	Holdings Co. Ltd.	12,600	81
	Kaken
	Pharmaceutical Co. Ltd.	9,000	81
	Asahi Holdings Inc.	4,800	81
	Senshukai Co. Ltd.	12,000	81
	ASKUL Corp.	4,100	81
*	AOC Holdings Inc.	12,000	80
*	Higashi-Nippon Bank Ltd.	37,000	80
	Nagano Bank Ltd.	38,000	80
	Tomato Bank Ltd.	38,000	80
	T-Gaia Corp.	41	78
	Paramount Bed Co. Ltd.	3,500	78
*	Sanden Corp.	27,000	78
*	Toa Corp.	74,000	78
	Chofu Seisakusho Co. Ltd.	3,900	77
	Fuji Seal International Inc.	3,800	77
	Itochu Enex Co. Ltd.	14,800	76
*	Nissan Shatai Co. Ltd.	9,000	76
	Fuji Co. Ltd.	3,800	76
	WATAMI Co. Ltd.	3,800	75
	AOKI Holdings Inc.	7,600	74
	Kanto Auto Works Ltd.	7,700	73
*	Nippon Light Metal Co. Ltd.	83,000	73
	Aiphone Co. Ltd.	4,100	73
	Nihon Dempa Kogyo Co. Ltd.	3,900	73
*	Kurabo Industries Ltd.	42,000	72
	Foster Electric Co. Ltd.	2,800	72
*	Nitto Boseki Co. Ltd.	39,000	70
	Alpen Co. Ltd.	3,800	70
	Moshi Moshi Hotline Inc.	3,850	70
	Fukui Bank Ltd.	21,000	70
	Nippon Shinyaku Co. Ltd.	5,000	69
	Japan Pulp & Paper Co. Ltd.	18,000	69
	Osaka Steel Co. Ltd.	3,700	68
	Star Micronics Co. Ltd.	8,300	68
	SHO-BOND
	Holdings Co. Ltd.	3,900	68
	Ryoyo Electro Corp.	8,300	68
	Japan Wool Textile Co. Ltd.	10,000	67
*,^	Pioneer Corp.	26,800	66
*	Kanematsu Corp.	80,000	66
	Toshiba Plant Systems &
	Services Corp.	5,000	65
*	Penta-Ocean
	Construction Co. Ltd.	57,500	65
*	Risa Partners Inc.	82	65
*	Sanrio Co. Ltd.	7,800	64
*	Sinanen Co. Ltd.	12,000	64
	Hokuetsu Bank Ltd.	38,000	64

68

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	SMK Corp.	10,000	63
	TKC	3,100	63
*	Max Co. Ltd.	6,000	62
*	Nippon Yakin Kogyo Co. Ltd.	12,500	61
*	Taihei Dengyo Kaisha Ltd.	5,000	61
*	Toyo Kanetsu KK	36,000	60
*	Daiichi Chuo KK	25,000	60
	Ichiyoshi Securities Co. Ltd.	8,000	60
	Nihon Parkerizing Co. Ltd.	5,000	59
*	Nippon Chemi-Con Corp.	16,000	59
*	Nippon Densetsu
	Kogyo Co. Ltd.	7,000	59
	Nippon Synthetic Chemical
	Industry Co. Ltd.	8,000	59
*	Toyo Tire & Rubber Co. Ltd.	31,000	58
*	Godo Steel Ltd.	30,000	58
*	Nichias Corp.	16,000	58
*	Takara Standard Co. Ltd.	10,000	58
	Toda Kogyo Corp.	6,000	58
	Kanto Denka Kogyo Co. Ltd.	7,000	57
	Round One Corp.	7,700	56
	Gulliver International Co. Ltd.	760	56
	Chugoku Marine Paints Ltd.	8,000	56
*,^	Kenedix Inc.	147	56
	T Hasegawa Co. Ltd.	3,600	55
	Doshisha Co. Ltd.	2,900	54
*	FIDEA Holdings Co. Ltd.	30,000	54
*	Sankyo Seiko Co. Ltd.	20,100	54
*	Showa Corp.	9,200	54
	Nichii Gakkan Co.	5,400	54
	Oita Bank Ltd.	13,000	53
*	VITAL KSK HOLDINGS Inc.	8,800	53
*	Nishimatsu
	Construction Co. Ltd.	34,000	52
	Trusco Nakayama Corp.	3,300	51
	Coca-Cola Central
	Japan Co. Ltd.	3,800	51
*	Futaba Industrial Co. Ltd.	9,700	51
	Nippon Sharyo Ltd.	8,000	51
*	Information Services
	International-Dentsu Ltd.	8,000	51
	Mitsubishi Pencil Co. Ltd.	4,200	50
	Tochigi Bank Ltd.	11,000	50
	Aichi Bank Ltd.	600	50
*	Invoice Inc.	3,309	50
	Shin-Etsu Polymer Co. Ltd.	7,700	50
	Temp Holdings Co. Ltd.	5,600	50
	Japan Aviation Electronics
	Industry Ltd.	8,000	49
	Calsonic Kansei Corp.	18,000	49
*	Orient Corp.	50,500	49
	Koa Corp.	6,000	48
	Nihon Yamamura
	Glass Co. Ltd.	15,000	48
	Nippon Thompson Co. Ltd.	9,000	47
	Tsutsumi Jewelry Co. Ltd.	2,000	47

			Market
			Value•
		Shares	($000)
*	Unipres Corp.	3,400	47
*	Nice Holdings Inc.	22,000	47
^	Nippon Metal
	Industry Co. Ltd.	26,000	47
	Chiyoda Co. Ltd.	3,900	46
*	Nippo Corp.	6,000	46
*,^	CSK Holdings Corp.	12,100	46
	Kita-Nippon Bank Ltd.	1,500	45
	Avex Group Holdings Inc.	5,000	45
	Tokyo Rakutenchi Co. Ltd.	11,000	45
	ST Corp.	4,000	45
	Nihon Nohyaku Co. Ltd.	7,000	45
	Kyokuto Securities Co. Ltd.	5,600	44
	Union Tool Co.	1,500	44
	Ministop Co. Ltd.	3,100	43
*	Royal Holdings Co. Ltd.	3,900	43
	Zuken Inc.	5,300	43
	Enplas Corp.	2,500	43
	Maezawa Kyuso
	Industries Co. Ltd.	2,900	42
	Yokogawa Bridge
	Holdings Corp.	5,000	42
	Daimei Telecom
	Engineering Corp.	5,000	42
*	Kinki Sharyo Co. Ltd.	5,000	42
	Sanyo Denki Co. Ltd.	9,000	42
	NEC Fielding Ltd.	2,800	41
	Ines Corp.	5,400	41
	Pacific Golf Group
	International Holdings KK	59	40
	Topre Corp.	4,500	40
	Ryoden Trading Co. Ltd.	7,000	40
*	Gakken Holdings Co. Ltd.	14,000	40
	Fujimori Kogyo Co. Ltd.	2,800	40
	Modec Inc.	2,000	40
*	Fujita Kanko Inc.	10,000	40
	Hibiya Engineering Ltd.	4,600	39
	Shimojima Co. Ltd.	2,700	39
	Towa Pharmaceutical Co. Ltd.	800	39
*	Tamura Corp.	12,000	39
	Osaki Electric Co. Ltd.	4,000	39
*	Matsuya Co. Ltd.	4,000	38
	Tenma Corp.	3,200	37
	Saibu Gas Co. Ltd.	13,000	37
	Pronexus Inc.	5,500	37
*,^	Cybozu Inc.	82	36
	Kanto Natural Gas
	Development Ltd.	6,000	36
	Dai-Dan Co. Ltd.	7,000	36
	Nitto Kogyo Corp.	3,600	36
	Tocalo Co. Ltd.	2,200	36
*	Yonekyu Corp.	3,500	36
*	Fuji Fire &
	Marine Insurance Co. Ltd.	31,000	35
*	Mitsui High-Tec Inc.	3,500	35

69

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	NEC Networks &
	System Integration Corp.	2,900	35
	Kintetsu World Express Inc.	1,500	35
	Kuroda Electric Co. Ltd.	2,400	35
	Token Corp.	1,100	35
*	CMK Corp.	4,800	34
*	Ryobi Ltd.	13,000	34
	Okuwa Co. Ltd.	3,000	33
	Chukyo Bank Ltd.	12,000	33
*	Shindengen Electric
	Manufacturing Co. Ltd.	13,000	31
	Nippon Chemical
	Industrial Co. Ltd.	13,000	31
	DTS Corp.	3,500	30
	Nohmi Bosai Ltd.	4,000	29
	Internet Initiative Japan Inc.	13	29
*	SWCC Showa
	Holdings Co. Ltd.	31,000	29
*	Riken Corp.	8,000	29
*	Morinaga & Co. Ltd.	13,000	28
*	Ishihara Sangyo Kaisha Ltd.	33,000	27
*	Best Denki Co. Ltd.	6,000	26
*	Shinkawa Ltd.	1,600	26
	Inabata & Co. Ltd.	6,600	25
*	Nakayama Steel Works Ltd.	16,000	24
	Jeol Ltd.	6,000	24
	Nidec Copal Corp.	1,600	24
	Bic Camera Inc.	63	24
*	Kanto Tsukuba Bank Ltd.	7,000	23
*	Yoshimoto Kogyo Co. Ltd.	1,600	23
	Life Corp.	1,300	23
	Valor Co. Ltd.	2,600	22
	Nippon Konpo Unyu
	Soko Co. Ltd.	2,000	22
	Nippon Seiki Co. Ltd.	2,000	21
	Takihyo Co. Ltd.	4,000	21
	Hisaka Works Ltd.	2,000	21
^	Aiful Corp.	14,500	21
	Tachi-S Co. Ltd.	2,500	20
	Aeon Delight Co. Ltd.	1,300	20
*	Press Kogyo Co. Ltd.	9,000	20
	Japan Digital
	Laboratory Co. Ltd.	1,500	19
*	Cedyna Financial Corp.	9,400	19
*	JFE Shoji Holdings Inc.	5,000	18
	Shinmaywa Industries Ltd.	5,000	18
*	Hokuriku Electric
	Industry Co. Ltd.	10,000	18
	Sumikin Bussan Corp.	8,000	18
	Idec Corp.	2,300	17
*	Rhythm Watch Co. Ltd.	13,000	17
	Kyodo Printing Co. Ltd.	6,000	17
*	Sankyo-Tateyama
	Holdings Inc.	17,000	17
*	Seiko Holdings Corp.	8,000	17
	Sanshin Electronics Co. Ltd.	2,100	17

			Market
			Value•
		Shares	($000)
*	Aida Engineering Ltd.	5,500	16
*	Towa Bank Ltd.	25,000	16
	Shinko Shoji Co. Ltd.	2,100	16
*	Fukushima Bank Ltd.	28,000	16
*	Seika Corp.	7,000	16
	Sekisui Jushi Corp.	2,000	16
	Kaga Electronics Co. Ltd.	1,600	16
*	Japan Radio Co. Ltd.	8,000	16
	Senko Co. Ltd.	4,000	15
	Cosel Co. Ltd.	1,200	13
*	Mitsubishi Steel
	Manufacturing Co. Ltd.	6,000	12
			44,052
Luxembourg (0.0%)
	GAGFAH SA	16,896	161

Malaysia (0.9%)
	KFC Holdings Malaysia Bhd.	232,200	518
	Top Glove Corp. Bhd.	95,500	227
	Bursa Malaysia Bhd.	81,900	194
	Media Prima Bhd.	324,700	161
	KNM Group Bhd.	640,600	145
	Multi-Purpose Holdings Bhd.	253,940	138
*	IGB Corp. Bhd.	221,300	126
	Genting Plantations Bhd.	67,400	120
	Dialog Group Bhd.	286,100	108
*	Berjaya Corp. Bhd.	310,000	106
*	AirAsia Bhd.	257,200	101
	Boustead Holdings Bhd.	88,320	88
	SapuraCrest Petroleum Bhd.	145,100	88
	WCT Bhd.	112,700	86
	Kulim Malaysia Bhd.	39,500	85
	KLCC Property Holdings Bhd.	81,600	78
	Padiberas Nasional Bhd.	129,600	77
	Wah Seong Corp. Bhd.	89,600	63
	DRB-Hicom Bhd.	184,900	59
	Carlsberg
	Brewery-Malay Bhd.	41,100	54
*	Malaysian Airline
	System Bhd.	57,000	52
*	Samling Global Ltd.	672,000	50
	POS Malaysia Bhd.	73,100	49
*	Mulpha International Bhd.	339,000	46
	OSK Holdings Bhd.	94,300	41
	TAN Chong Motor
	Holdings Bhd.	54,000	35
*	Malaysian
	Resources Corp. Bhd.	72,400	29
	Petra Perdana Bhd.	36,400	28
	Uchi Technologies Bhd.	53,200	21
*	Sunrise Bhd.	33,100	21
	Malaysian Bulk Carriers Bhd.	12,600	11
*	OSK Ventures
	International Bhd.	14,287	3
			3,008

70

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
Mexico (0.8%)
*	Desarrolladora Homex SAB
	de CV	55,200	328
	Coca-Cola Femsa SAB de CV	60,400	326
*	Empresas ICA SAB de CV	138,840	305
	Banco Compartamos SA
	de CV	70,300	288
	Grupo Aeroportuario del
	Sureste SAB de CV Class B	63,700	259
*	Corp GEO SAB de CV	90,300	238
	TV Azteca SA de CV	344,800	178
*	Axtel SAB de CV	208,290	154
*	Consorcio ARA SAB de CV	231,500	145
*	Industrias CH SAB de CV
	Class B	47,000	143
	Grupo Aeroportuario del
	Centro Norte Sab de CV	56,510	81
*	Grupo Simec SAB de CV
	Class B	24,275	59
*	Grupo Famsa SAB de CV
	Class A	31,357	54
*	Controladora Comercial
	Mexicana SAB de CV	68,900	52
*	Gruma SAB de CV Class B	26,300	48
			2,658
Netherlands (2.1%)
	Koninklijke Boskalis
	Westminster NV	13,007	457
	Imtech NV	16,695	424
	Wereldhave NV	4,109	401
	CSM	13,284	351
	Nutreco Holding NV	6,686	337
	BinckBank N.V.	16,945	335
	Koninklijke Vopak NV	4,895	330
*	Eurocommercial
	Properties NV	7,158	310
*	ASM International NV	13,211	268
*	USG People NV	15,037	262
	Aalberts Industries NV	20,821	261
	Vastned Retail NV	3,828	255
	Koninklijke BAM Groep NV	19,573	230
	Smit Internationale NV	2,678	210
	Arcadis NV	9,458	189
*	SNS Reaal	26,250	186
*	Crucell NV	9,178	182
	Nieuwe Steen
	Investments Funds NV	9,502	182
	Mediq NV	11,157	177
	Wavin NV	80,854	167
	Exact Holding NV	6,033	166
	Ten Cate NV	7,018	164
*	OCE NV	21,173	134
*	Draka Holding	6,860	128
	Telegraaf Media Groep NV	6,550	123
*	Unit 4 Agresso NV	5,103	121
	Sligro Food Group NV	3,927	121

			Market
			Value•
		Shares	($000)
*	Super De Boer NV	16,520	116
*,^	TomTom NV	11,730	112
	TKH Group NV	6,727	111
	Grontmij NV	3,472	96
*	Koninklijke Wessanen NV	13,592	75
	Macintosh Retail Group NV	3,144	65
*	Kardan NV	7,507	55
	KAS Bank NV	2,488	51
*	Heijmans NV	2,835	50
	Beter BED Holding NV	2,311	50
	Vastned Offices	2,860	50
*	AMG Advanced
	Metallurgical Group NV	3,606	48
	Brunel International	1,445	41
*	Ordina NV	6,267	39
			7,430
New Zealand (0.2%)
	Goodman Property Trust	213,226	159
^	AMP NZ Office Trust	226,871	136
	Infratil Ltd.	111,825	130
	New Zealand Oil & Gas Ltd.	103,190	126
	Nuplex Industries Ltd.	39,951	70
	Fisher & Paykel Appliances
	Holdings Ltd.	118,375	55
	Freightways Ltd.	25,623	55
	Tower Ltd.	43,325	53
	Mainfreight Ltd.	8,233	32
	Pumpkin Patch Ltd.	17,852	25
			841
Norway (1.7%)
	Tandberg ASA	23,700	634
	Acergy SA	32,200	402
*	Petroleum Geo-Services
	ASA	41,800	394
*,^	Marine Harvest	536,900	390
*	TGS Nopec Geophysical Co.
	ASA	23,300	353
*,^	Subsea 7 Inc.	23,700	332
*	Schibsted ASA	19,520	321
^	Frontline Ltd.	10,550	243
	ProSafe SE	45,100	235
	Tomra Systems ASA	40,000	201
	SpareBank 1 SMN	22,600	199
	ABG Sundal Collier Holding
	ASA	146,000	191
^	Sparebank 1 SR Bank	23,200	183
*	Cermaq ASA	19,600	170
^	Aker ASA	6,150	164
*	Norwegian Property ASA	84,000	159
	Veidekke ASA	20,000	153
	Atea ASA	19,164	126
*	Songa Offshore SE	25,000	125
	Fred Olsen Energy ASA	3,200	123
*	DNO International ASA	154,600	121
*	Prosafe Production
	Public Ltd.	48,464	109

71

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Sevan Marine ASA	67,200	108
	Opera Software ASA	20,000	86
*	Norske Skogindustrier ASA	47,000	78
*	Golar LNG Ltd.	6,200	77
*	Dockwise Ltd.	41,000	60
*	Austevoll Seafood ASA	9,500	56
	Wilh Wilhelmsen ASA	2,200	51
*	Stolt-Nielsen SA	3,500	48
*	DOF ASA	7,400	42
*	Scorpion Offshore Ltd.	9,000	36
	Leroy Seafood Group ASA	1,900	35
*	EDB Business Partner ASA	7,500	32
	Rem Offshore ASA	3,800	28
	ODIM ASA	3,800	21
*,^	Sparebank 1 SR Bank
	Rights Exp. 11/11/2009	2,196	4
*	Dockwise, Ltd.
	Rights Exp. 11/20/09	22,140	3
			6,093
Peru (0.1%)
	Minsur SA	90,181	223

Philippines (0.2%)
	Energy Development Corp.	3,302,750	285
	International Container
	Terminal Services Inc.	181,764	77
*	Alliance Global Group Inc.	865,675	77
	Aboitiz Power Corp.	489,646	76
	Manila Water Co. Inc.	206,039	69
	Robinsons Land Corp.	201,975	51
	Megaworld Corp.	1,594,000	50
*	First Gen Corp.	146,181	48
	Filinvest Land Inc.	2,260,000	43
*	Vista Land &
	Lifescapes Inc.	996,000	41
*	First Philippine
	Holdings Corp.	20,000	20
			837
Poland (0.6%)
	Asseco Poland SA	12,252	246
*	PBG SA	2,836	221
*	Orbis SA	12,676	200
	Polimex Mostostal SA	123,336	159
*	Grupa Lotos SA	16,530	150
*	Synthos SA	281,200	115
*	AmRest Holdings NV	4,601	112
	Emperia Holding SA	4,620	104
*	Bank Millennium SA	60,821	100
	Eurocash SA	18,022	88
*	Cersanit SA	17,866	88
*	Echo Investment SA	60,903	87
	Budimex SA	2,346	64
*	Grupa Kety SA	1,676	61
*	Bioton SA	665,652	52
*	Agora SA	6,922	46

			Market
			Value•
		Shares	($000)
	Firma Oponiarska Debica
	SA	2,063	44
*	Bank BPH SA	1,446	35
*	Polnord SA	2,724	32
*	Ciech SA	2,089	28
			2,032
Portugal (0.4%)
^	Sonae	183,864	242
	Mota Engil SGPS SA	39,738	236
	BANIF SGPS SA	92,460	178
	Portucel Empresa Produtora
	de Pasta e Papel SA	53,002	150
	Semapa-Sociedade de
	Investimento e Gestao	13,356	148
	REN - Redes Energeticas
	Nacionais SA	30,529	134
*,^	Altri SGPS SA	15,921	92
*	Teixeira Duarte-Engenharia
	Construcoes SA	46,664	73
*,^	Sonae Industria SGPS SA	15,627	56
*	Sonaecom - SGPS SA	11,962	34
*,^	Martifer SGPS SA	4,999	27
			1,370
Russia (0.2%)
	AK Transneft OAO	343	287
*	Inter Rao Ues OAO	246,991,900	254
	Uralsvyazinform	4,186,533	99
	Sibirtelecom	1,596,300	55
*	RBC Information Systems	12,981	21
	VolgaTelecom	4,324	9
			725
Singapore (1.4%)
	Jardine Strategic
	Holdings Ltd.	40,800	708
	Ascendas Real Estate
	Investment Trust	385,000	501
	Suntec Real Estate
	Investment Trust	454,000	386
	Mapletree Logistics Trust	600,000	319
	Singapore Airport
	Terminal Services Ltd.	179,000	313
	Hyflux Ltd.	113,000	246
	Kim Eng Holdings Ltd.	146,000	207
	Ascendas India Trust	306,000	203
	Straits Asia
	Resources Ltd.	141,000	180
*	Biosensors International
	Group Ltd.	343,000	170
*	Ezra Holdings Ltd.	121,000	162
	CDL Hospitality Trusts	139,701	156
	OM Holdings Ltd.	89,287	138
	Macquarie International
	Infrastructure Fund Ltd.	415,500	120
*	Indofood Agri
	Resources Ltd.	85,000	102

72

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Raffles
	Education Corp. Ltd.	277,100	97
*	Midas Holdings Ltd.	146,000	85
	First Ship Lease Trust	194,000	83
*	Banyan Tree Holdings Ltd.	121,000	70
	Fortune Real Estate
	Investment Trust	187,000	67
*	Creative Technology Ltd.	14,900	63
	Ascott Residence Trust	82,000	61
	Cambridge Industrial Trust	141,000	46
	Frasers Commercial Trust	451,000	46
	CSE Global Ltd.	80,000	45
*	CH Offshore Ltd.	83,000	40
*	K1 Ventures Ltd.	325,000	39
*	Swiber Holdings Ltd.	58,000	37
*	Synear Food Holdings Ltd.	165,000	36
*	Jaya Holdings Ltd.	103,000	33
*	KS Energy Services Ltd.	39,000	31
*	Goodpack Ltd.	33,000	30
			4,820
South Africa (0.4%)
*	Aquarius Platinum Ltd.	95,971	409
	Astral Foods Ltd.	17,608	225
	DataTec Ltd.	38,011	140
	Capital Property Fund	108,854	95
	Emira Property Fund	65,724	94
*	Mvelaphanda Group Ltd.	99,382	90
	City Lodge Hotels Ltd.	8,560	87
	Avusa Ltd.	25,160	71
	Omnia Holdings Ltd.	8,795	65
	Afgri Ltd.	70,839	54
	DRDGOLD Ltd.	87,932	52
*	Blue Label Telecoms Ltd.	61,997	44
*	Simmer & Jack Mines Ltd.	150,328	39
*	Metorex Ltd.	93,951	38
	Peregrine Holdings Ltd.	30,314	36
			1,539
South Korea (3.0%)
	Korea Zinc Co. Ltd.	2,865	443
*	Seoul
	Semiconductor Co. Ltd.	7,668	273
	Hyundai Marine &
	Fire Insurance Co. Ltd.	13,290	245
	Macquarie Korea
	Infrastructure Fund	57,800	243
	Tong Yang Securities Inc.	25,200	231
	SK Chemicals Co. Ltd.	4,219	230
	Dong-A
	Pharmaceutical Co. Ltd.	2,308	224
	Korean Reinsurance Co.	23,050	208
	LG International Corp.	8,170	200
	LIG Insurance Co. Ltd.	9,730	199
*	Celltrion Inc.	16,255	196
*	LG Life Sciences Ltd.	3,309	192
	Orion Corp.	917	185
	MegaStudy Co. Ltd.	887	184

			Market
			Value•
		Shares	($000)
	Hanmi Pharm Co. Ltd.	1,880	182
	Taekwang Industrial Co. Ltd.	257	162
	LG Fashion Corp.	6,860	155
*	Poongsan Corp.	7,470	155
	Taihan Electric Wire Co. Ltd.	9,530	152
	Meritz Fire &
	Marine Insurance Co. Ltd.	20,970	145
	LS Industrial
	Systems Co. Ltd.	1,672	125
	Samchully Co. Ltd.	1,151	122
*	Eugene Investment &
	Securities Co. Ltd.	142,110	120
*	Dongbu Securities Co. Ltd.	24,040	120
*	SK Broadband Co. Ltd.	27,287	112
	SK Gas Co. Ltd.	2,478	107
	Seah Besteel Corp.	8,730	106
	Hanwha Securities Co.	15,930	106
*	Ssangyong Cement
	Industrial Co. Ltd.	14,310	102
	Hotel Shilla Co. Ltd.	6,700	98
	Daewoong
	Pharmaceutical Co. Ltd.	2,114	98
	Hanil Cement Manufacturing	1,550	97
	KIWOOM Securities Co. Ltd.	2,608	97
	Kolon Industries Inc.	3,340	96
*	Komipharm
	International Co. Ltd.	1,807	95
	Green Cross Corp.	698	94
	Young Poong Corp.	192	93
*	Neowiz Games Corp.	2,849	93
	SODIFF Advanced
	Materials Co. Ltd.	1,286	89
	Dongsuh Co. Inc.	3,163	89
	Kyobo Securities Co.	10,770	88
	E1 Corp.	1,526	88
	Sung Kwang Bend Co. Ltd.	4,190	87
	Hana Tour Service Inc.	2,844	86
	Doosan Engineering &
	Construction Co. Ltd.	13,820	85
	Binggrae Co. Ltd.	2,240	84
*	Hyundai H&S Co. Ltd.	1,182	84
	Meritz Securities Co. Ltd.	83,720	84
*	Hansol Paper Co.	9,390	82
	Taewoong Co. Ltd.	1,183	81
*	TK Corp.	2,828	80
	Korea Kumho Petrochemical	4,080	79
	SK Securities Co. Ltd.	36,330	78
	CJ CGV Co. Ltd.	4,710	77
	Woongjin Thinkbig Co. Ltd.	4,100	77
	Hyundai Elevator Co. Ltd.	1,552	74
*	KTB Securities Co. Ltd.	20,620	74
	Samyang Corp.	2,260	73
	Namyang Dairy
	Products Co. Ltd.	160	73
	SFA Engineering Corp.	2,281	72
	NH Investment &
	Securities Co. Ltd.	8,710	71

73

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Woongjin Chemical Co. Ltd.	63,380	69
	Hanjin Heavy Industries &
	Construction
	Holdings Co. Ltd.	6,910	68
	Korea Line Corp.	1,663	68
	KISCO Corp.	1,706	67
*	Woongjin Holdings Co. Ltd.	7,320	66
	S&T Dynamics Co. Ltd.	5,240	65
*	Daewoo Motor Sales	7,768	64
	STX Engine Co. Ltd.	4,350	63
	Taeyoung Engineering &
	Construction	14,510	60
*	POSDATA Co. Ltd.	12,725	59
	Jeonbuk Bank	9,790	59
	Kumho Electric Co. Ltd.	1,387	59
	Kwang Dong
	Pharmaceutical Co. Ltd.	24,350	58
	Namhae Chemical Corp.	4,670	58
*	S&T Daewoo Co. Ltd.	2,620	57
	Bukwang
	Pharmaceutical Co. Ltd.	3,930	56
	KISCO Holdings Co. Ltd.	826	55
*	Ilyang
	Pharmaceutical Co. Ltd.	2,180	55
*	Ssangyong Motor Co.	24,720	55
*	Humax Co., Ltd.	4,435	54
	Hanjin Transportation Co. Ltd.	1,920	53
	Huchems Fine
	Chemical Corp.	2,090	52
*	Jusung Engineering Co. Ltd.	4,553	52
	CJ O Shopping Co. Ltd.	777	51
	Hite Holdings Co. Ltd.	1,950	50
	Daekyo Co. Ltd.	11,850	48
	Dongbu Steel Co. Ltd.	7,458	47
*	Osstem Implant Co. Ltd.	5,572	47
	Korea Electric
	Terminal Co. Ltd.	2,560	44
	Sam Young
	Electronics Co. Ltd.	4,620	43
	Daeduck Electronics Co.	9,890	42
*	Tong Yang Major Corp.	12,770	42
*	Hyunjin Materials Co. Ltd.	2,147	41
*	SK Communications Co. Ltd.	6,783	41
	Kyeryong Construction
	Industrial Co. Ltd.	2,140	40
	CJ Internet Corp.	3,722	39
	INTOPS Co. Ltd.	2,557	37
*	Interpark Corp.	7,058	36
	Daeduck GDS Co. Ltd.	4,220	36
	Chong Kun Dang Pharm Corp.	1,910	35
*	Insun ENT Co. Ltd.	7,314	35
	Sewon Cellontech Co Ltd.	4,910	34
	Handsome Co. Ltd.	2,790	34
	Korea Plant Service &
	Engineering Co. Ltd.	1,250	34
*	KP Chemical Corp.	5,590	32

			Market
			Value•
		Shares	($000)
*	Daesang Corp.	4,520	32
*	Pyeong San Co. Ltd.	1,666	31
	Unison Co. Ltd.	1,751	31
	Hankuk Electric
	Glass Co. Ltd.	1,270	31
*	ON*Media Corp.	10,780	30
	Dongbu Corp.	4,780	30
*	Forhuman Co. Ltd.	3,753	30
	Kolon Engineering &
	Construction Co. Ltd.	5,380	29
*	Kumho Tire Co. Inc.	6,840	28
*	SSCP Co. Ltd.	4,248	28
*	Dongbu HiTek Co. Ltd.	4,890	25
*	Hanwha Non-Life
	Insurance Co. Ltd.	3,030	25
	Dae Han Flour Mills Co. Ltd.	212	24
	GS Home Shopping Inc.	350	24
*	Keangnam Enterprises Ltd.	2,120	19
	LG Innotek Co. Ltd.	210	19
*	Youngone Corp.	2,824	19
*	Asiana Airlines	5,520	17
	Humax Holdings Co., Ltd.	993	12
			10,684
Spain (1.8%)
	Bolsas y Mercados
	Espanoles	18,278	609
	Ebro Puleva SA	22,854	435
	Obrascon Huarte Lain SA	14,416	383
*	Iberia Lineas Aereas de
	Espana SA	137,299	379
	Grupo Catalana Occidente
	SA	13,786	334
	Construcciones y Auxiliar de
	Ferrocarriles SA	659	325
	Tecnicas Reunidas SA	5,671	299
	Prosegur Cia de Seguridad
	SA	6,468	272
*	Zeltia SA	43,879	259
^	Banco Pastor SA	34,355	257
	Viscofan SA	8,806	230
	Abengoa SA	8,377	221
	Sol Melia SA	22,690	201
*,^	NH Hoteles SA	35,312	185
	FAES FARMA SA	32,570	181
	Tubacex SA	39,188	162
^	Antena 3 de Television SA	18,865	161
	Duro Felguera SA	15,316	152
*,^	Grupo Empresarial Ence SA	34,720	140
	Almirall SA	9,408	124
	Fersa Energias Renovables
	SA	35,030	104
*	Campofrio Food SA	9,300	94
*	Realia Business SA	31,741	85
*	Promotora de Informaciones
	SA	16,421	78
	Tubos Reunidos SA	25,582	78

74

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
^	Pescanova SA	2,215	77
*,^	SOS Corp. Alimentaria SA	24,805	75
	Cementos Portland
	Valderrivas SA	1,287	60
*	Afirma Grupo Inmobiliario
	SA	115,765	50
	Laboratorios Farmaceuticos
	Rovi SA	3,801	43
	Miquel y Costas &
	Miquel SA	1,880	41
*	Avanzit SA	33,540	37
*	La Seda de Barcelona SA
	Class B	68,850	34
*	Ercros SA	14,157	29
	Fluidra SA	5,461	26
*	General de Alquiler de
	Maquinaria SA	2,195	20
*	Solaria Energia y
	Medio Ambiente SA	4,895	18
			6,258
Sweden (2.9%)
	Getinge AB	46,374	864
	Kinnevik Investment AB	46,897	645
^	Ratos AB	25,891	602
	Modern Times Group AB
	Class B	10,844	470
	Meda AB Class A	47,683	432
	Hexagon AB Class B	32,489	425
*	Lundin Petroleum AB	44,024	373
	Castellum AB	35,128	327
*	Trelleborg AB Class B	49,874	303
	Elekta AB Class B	13,273	250
	Peab AB	38,926	244
	NCC AB Class B	15,901	240
*	JM AB	16,056	239
	Hakon Invest AB	13,411	224
	Fabege AB	37,592	218
	Kungsleden AB	30,185	210
*	Husqvarna AB	34,311	202
	Wihlborgs Fastigheter AB	10,738	201
	Oresund Investment AB	11,364	196
	Lindab International AB	17,998	191
	Niscayah Group AB	80,508	189
	Lundbergforetagen AB
	Class B	3,691	172
	Wallenstam AB	9,882	162
*	SAS AB	264,338	160
	Avanza Bank Holding AB	7,330	158
	Axis Communications AB	13,724	148
	Hoganas AB Class B	8,046	146
*	Eniro AB	31,449	145
*	Nobia AB	22,129	137
	Loomis AB Class B	12,179	131
	Cardo AB	4,623	125
	HQ AB	6,667	122
	Hufvudstaden AB Class A	15,182	120

			Market
			Value•
		Shares	($000)
	Axfood AB	3,967	118
	Saab AB Class B	8,831	116
	AarhusKarlshamn AB	5,729	115
	Clas Ohlson AB	6,096	115
*,^	Bure Equity AB	21,757	111
	Intrum Justitia AB	8,972	111
*	Black Earth Farming Ltd.	29,695	110
*	Billerud AB	18,717	104
*	SkiStar AB	5,304	100
*	PA Resources AB	20,000	78
	Klovern AB	23,984	76
	Nordnet AB	20,147	64
*	Munters AB	8,697	60
*	Q-Med AB	9,881	60
*	Rezidor Hotel Group AB	17,980	57
	BE Group AB	7,771	45
*,^	TradeDoubler AB	5,768	44
*,^	Haldex AB	2,252	19
			10,274
Switzerland (4.2%)
	Basler Kantonalbank	6,137	707
*	Aryzta AG	16,034	629
*	Logitech International SA	36,471	623
*	Clariant AG	57,743	552
	Sulzer AG	7,020	547
	PSP Swiss Property AG	9,094	510
	Petroplus Holdings AG	21,459	467
	Valiant Holding	2,343	462
	Bank Sarasin & Cie AG
	Class B	11,495	458
^	Swiss Prime Site AG	7,912	436
	Helvetia Holding AG	1,319	421
	EMS-Chemie Holding AG	3,348	372
^	Galenica AG	989	341
	Sika AG	221	300
	Georg Fischer AG	1,101	289
	Partners Group Holding AG	2,288	281
	Panalpina Welttransport
	Holding AG	3,968	278
*	Temenos Group AG	11,598	265
	Bucher Industries AG	2,449	257
	Metall Zug AG	109	257
*	Dufry Group	3,860	244
	Valora Holding AG	1,013	242
*	Rieter Holding AG	1,075	241
	Kudelski SA	11,667	238
^	Kaba Holding AG Class B	995	230
	Banque Cantonale Vaudoise	608	229
	Vontobel Holding AG	6,971	223
	Barry Callebaut AG	386	216
	Solvalor 61	853	202
	St Galler Kantonalbank	415	189
	Forbo Holding AG	608	172
	Flughafen Zuerich AG	582	169
	Mobimo Holding AG	1,045	168

75

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
^	Swissquote Group Holding
	SA	3,216	166
	Liechtenstein Landesbank	2,434	159
	Kuoni Reisen Holding AG	462	157
	Implenia AG	5,636	156
	Belimo Holding AG	151	154
	Vetropack Holding AG	92	148
	Tecan Group AG	2,381	146
	Schulthess Group	2,459	142
*	Meyer Burger Technology AG	630	137
	Schweiter Technologies AG	276	136
	Schmolz & Bickenbach AG	4,905	133
*,^	OC Oerlikon Corp. AG	2,036	129
	Huber & Suhner AG	2,878	115
*	Basilea Pharmaceutica	1,343	111
	Burckhardt Compression
	Holding AG	755	110
	Von Roll Holding AG	13,900	95
	Allreal Holding AG	775	94
	Ypsomed Holding AG	1,448	92
*	Bobst Group AG	2,475	92
	Romande Energie Holding
	SA	44	87
	Verwaltungs- und
	Privat-Bank AG	768	82
*	Absolute Private Equity AG	9,121	80
	Intershop Holdings	281	80
	Charles Voegele Holding AG	1,905	75
*	Ascom Holding AG	6,997	74
*	Athris Holding AG	72	74
	VZ Holding AG	833	64
	Daetwyler Holding AG	1,210	60
*	AFG Arbonia-Forster Hldg	2,281	49
	Compagnie Financiere
	Tradition SA	370	46
	Bellevue Group AG	1,117	45
	Bachem Holding AG	633	43
	Bell Holding AG	28	43
	Emmi AG	361	43
	Gurit Holding AG	75	41
*	Zueblin Immobilien Holding
	AG	8,366	37
	Phoenix Mecano AG	88	33
*	PubliGroupe AG	337	32
	Zehnder Group AG	25	27
	Coltene Holding AG	533	27
	Siegfried Holding AG	213	22
	Gottex Fund Management
	Holdings Ltd.	1,961	17
			14,868
Taiwan (5.1%)
	Epistar Corp.	154,000	448
	Powertech Technology Inc.	100,050	274
	Richtek Technology Corp.	30,600	235
	Tripod Technology Corp.	93,420	234

			Market
			Value•
		Shares	($000)
	Far Eastern Department
	Stores Co. Ltd.	224,480	231
	WPG Holdings Co. Ltd.	168,000	230
	Infortrend Technology Inc.	150,760	226
	Highwealth
	Construction Corp.	175,582	218
	Simplo Technology Co. Ltd.	40,600	208
*	China Life
	Insurance Co. Ltd.	271,000	197
	Phison Electronics Corp.	29,074	195
	Everlight
	Electronics Co. Ltd.	71,000	194
	Test-Rite International Co.	425,755	192
	Pixart Imaging Inc.	27,177	192
	National Petroleum Co. Ltd.	185,000	191
*	Prime View
	International Co. Ltd.	108,318	176
*	Clevo Co.	131,773	164
*	Ruentex Industries Ltd.	97,000	158
*	Jih Sun Financial
	Holdings Co. Ltd.	1,017,000	157
	AmTRAN
	Technology Co. Ltd.	160,935	153
	Greatek Electronics Inc.	158,720	150
	China Bills Finance Corp.	556,000	150
	Kenda Rubber
	Industrial Co. Ltd.	126,800	150
*	Masterlink Securities Corp.	385,000	150
*	Silicon Integrated
	Systems Corp.	311,000	147
	ALI Corp.	74,047	146
*	Wintek Corp.	217,000	145
*	Tainan Spinning Co. Ltd.	386,000	142
	TSRC Corp.	122,000	142
	Pan-International Industrial	97,040	141
	Feng TAY Enterprise Co. Ltd.	170,000	140
	Universal Scientific
	Industrial Co. Ltd.	282,000	139
	Shinkong Synthetic
	Fibers Corp.	558,000	138
	Tung Ho Steel
	Enterprise Corp.	144,023	137
	Altek Corp.	76,338	129
*	Wei Chuan Food Corp.	99,000	129
*	Nan Kang Rubber
	Tire Co. Ltd.	128,000	127
*	China Petrochemical
	Development Corp.	350,000	125
	Ruentex
	Development Co. Ltd.	110,000	123
	Yung Shin Pharmaceutical
	Industrial Co. Ltd.	112,000	120
*	Phoenix Precision
	Technology Corp.	174,000	117
	Huaku
	Development Co. Ltd.	49,000	116

76

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	BES Engineering Corp.	409,000	113
	LEE Chang Yung Chem
	IND Corp.	101,575	113
	Farglory Land
	Development Co. Ltd.	56,000	113
	Ability Enterprise Co. Ltd.	60,480	111
	Zyxel Communications Corp.	160,000	110
	Shin Zu Shing Co. Ltd.	23,942	109
	Yieh Phui Enterprise	337,160	109
	Goldsun Development &
	Construction Co. Ltd.	240,140	109
	Sino-American Silicon
	Products Inc.	49,994	108
	Motech Industries Inc.	40,796	108
	Gigabyte
	Technology Co. Ltd.	127,000	108
	Soft-World
	International Corp.	23,114	107
	Chroma ATE Inc.	55,106	106
	Elan Microelectronics Corp.	76,350	103
	Kinsus Interconnect
	Technology Corp.	41,000	103
	Lien Hwa Industrial Corp.	223,045	102
	TXC Corp.	75,300	102
	China Steel Chemical Corp.	40,000	102
*	Ta Chong Bank Co. Ltd.	508,000	100
	CyberTAN Technology Inc.	76,494	99
*	Shihlin Paper Corp.	50,000	98
	Shihlin Electric &
	Engineering Corp.	81,000	97
	Solar Applied Materials
	Technology Co.	46,540	97
	Global Mixed Mode
	Technology Inc.	23,199	96
*	Chung Hung Steel Corp.	252,000	95
	St Shine Optical Co. Ltd.	17,034	94
	UPC Technology Corp.	194,000	94
	Tong Yang Industry Co. Ltd.	65,990	93
*	Huang Hsiang
	Construction Co.	50,050	93
	T JOIN Transportation Co.	147,000	91
*	Universal Cement Corp.	192,000	91
	Sonix Technology Co. Ltd.	48,000	89
*	USI Corp.	190,000	89
	King Yuan
	Electronics Co. Ltd.	231,285	89
	Cyberlink Corp.	23,139	89
	Taiwan Navigation Co. Ltd.	65,000	88
	Chung Hsin Electric &
	Machinery
	Manufacturing Corp.	145,000	87
	China Synthetic
	Rubber Corp.	83,000	86
	Radiant
	Opto-Electronics Corp.	76,080	85
*	Compeq Manufacturing Co.	328,000	85

			Market
			Value•
		Shares	($000)
	Dynapack International
	Technology Corp.	27,299	83
	Sinyi Realty Co.	50,000	83
	Global Unichip Corp.	19,278	83
	CTCI Corp.	95,000	83
	Great Wall Enterprise Co.	78,450	81
	Wafer Works Corp.	52,880	80
	Standard Foods Corp.	73,170	80
*	Kinpo Electronics	303,000	79
	Gemtek Technology Corp.	51,178	78
	Sheng Yu Steel Co. Ltd.	111,000	76
*	Shining Building
	Business Co. Ltd.	75,000	76
	Opto Technology Corp.	103,000	75
	Yungtay Engineering Co. Ltd.	100,000	74
	Getac Technology Corp.	83,000	74
*	Gintech Energy Corp.	49,903	74
	Depo Auto Parts Ind Co. Ltd.	34,000	74
	Zinwell Corp.	42,000	72
	Quanta Storage Inc.	40,160	72
*	Walsin Technology Corp.	186,000	72
*	Sanyang Industry Co. Ltd.	175,000	70
	King Slide Works Co. Ltd.	13,500	70
	Wistron NeWeb Corp.	52,700	70
	International Games
	System Co. Ltd.	9,299	69
	Ralink Technology Corp.	25,319	69
	Elite Semiconductor Memory
	Technology Inc.	49,000	68
	Continental
	Engineering Corp.	181,000	68
	Sincere Navigation	61,000	68
	Taichung Commercial Bank	273,000	68
	Chun Yuan Steel	201,280	67
	First Steamship Co. Ltd.	52,463	66
*	Concord Securities Corp.	210,000	66
*	Evergreen International
	Storage & Transport Corp.	81,000	66
	Pihsiang Machinery
	Manufacturing Co. Ltd.	31,000	64
	Chong Hong
	Construction Co.	34,800	63
*	Sunplus Technology Co. Ltd.	76,000	63
	Hung Sheng
	Construction Co. Ltd.	145,000	63
*	Prince Housing &
	Development Corp.	144,000	62
*	King’s Town Bank	257,000	61
	Syncmold Enterprise Corp.	33,000	61
	Taiwan Cogeneration Corp.	125,000	61
	Etron Technology Inc.	130,000	60
*	Jess-Link Products Co. Ltd.	28,000	59
*	TA Chen Stainless Pipe	86,000	59
	Ambassador Hotel	58,000	59
	Firich Enterprises Co. Ltd.	27,723	58
	Aten International Co. Ltd.	42,260	57

77

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Alpha Networks Inc.	76,739	57
*	A-DATA Technology Co. Ltd.	24,000	57
	Yung Chi Paint & Varnish
	Manufacturing Co. Ltd.	45,000	57
*	Radium Life Tech Co. Ltd.	76,479	57
	Avermedia Technologies	47,290	56
	China Metal Products	47,939	56
*	Central Reinsurance Co. Ltd.	143,000	56
*	King’s Town
	Construction Co. Ltd.	67,000	55
*	Sintek Photronic Corp.	104,445	54
*	Grand Pacific Petrochemical	107,000	54
	Holystone Enterprise Co. Ltd.	49,760	54
	Basso Industry Corp.	57,000	54
	L&K Engineering Co. Ltd.	63,000	54
	Formosa International
	Hotels Corp.	4,300	54
	Systex Corp.	43,000	53
	Chin-Poon Industrial Co.	72,072	53
	Hsing TA Cement Co.	173,000	53
	Yeun Chyang
	Industrial Co. Ltd.	69,159	53
	AV Tech Corp.	18,000	52
	Wah Lee Industrial Corp.	44,465	51
	Phihong Technology Co. Ltd.	59,000	50
	Elitegroup Computer
	Systems Co. Ltd.	130,000	49
*	Taiwan Styrene Monomer	118,000	49
	Merida Industry Co. Ltd.	29,700	48
	Senao International Co. Ltd.	35,000	47
	Silitech Technology Corp.	15,080	47
	E-Ton Solar Tech Co. Ltd.	24,477	47
	Taiwan Hon Chuan
	Enterprise Co. Ltd.	28,485	46
	San Shing Fastech Corp.	76,000	46
	Kindom Construction Co.	60,000	45
	Formosan Rubber Group Inc.	60,000	45
*	Taiwan Life
	Insurance Co. Ltd.	50,000	45
*	Taiwan TEA Corp.	78,470	45
	Ardentec Corp.	85,978	45
*	Cheng Loong Corp.	134,000	44
	Sunrex Technology Corp.	42,000	43
	Shih Wei Navigation Co. Ltd.	31,525	43
*	Long Bon
	International Co. Ltd.	122,000	43
	Hsin Kuang Steel Co. Ltd.	54,249	43
*	Mosel Vitelic Inc.	104,640	43
	China Manmade
	Fibers Corp.	230,000	42
*	Kuoyang
	Construction Co. Ltd.	84,000	40
*	Chipbond Technology Corp.	53,000	40
	KYE Systems Corp.	42,862	40
*	Gloria Material
	Technology Corp.	83,000	39

			Market
			Value•
		Shares	($000)
	Hung Poo Real Estate
	Development Corp.	27,000	39
	AcBel Polytech Inc.	57,000	39
*	Long Chen Paper Co. Ltd.	122,000	39
	Asia Vital
	Components Co. Ltd.	37,000	38
*	HUA ENG Wire & Cable	118,000	37
	Lite-On Semiconductor Corp.	57,000	37
	Sitronix Technology Corp.	22,218	37
	Merry Electronics Co. Ltd.	22,000	37
	Springsoft Inc.	41,000	36
	Chung Hwa Pulp Corp.	87,000	36
	Taiwan Mask Corp.	104,000	36
	ICP Electronics Inc.	35,214	36
	United Integrated
	Services Co. Ltd.	69,000	36
*	Shinkong Textile Co. Ltd.	38,000	36
*	Bank of Kaohsiung	114,000	34
	Everlight Chemical
	Industrial Corp.	47,000	34
*	Taiwan
	Semiconductor Co. Ltd.	43,000	33
	MIN AIK Technology Co. Ltd.	29,900	33
	Advanced International
	Multitech Co. Ltd.	19,000	33
	Asia Polymer	45,000	33
*	Weltrend Semiconductor	43,000	32
	Makalot Industrial Co. Ltd.	18,000	32
*	Sampo Corp.	200,000	31
*	Taiwan Fire &
	Marine Insurance Co.	39,000	31
*	Southeast Cement Co. Ltd.	89,000	30
	Holtek Semiconductor Inc.	27,000	30
*	Career Technology Co. Ltd.	50,000	30
	Topco Scientific Co. Ltd.	30,600	30
	Bright Led Electronics Corp.	27,000	29
*	Gold Circuit Electronics Ltd.	76,000	27
*	Federal Corp.	36,000	27
	GeoVision Inc.	7,000	27
	Globe Union Industrial Corp.	29,000	26
*	Ho Tung Chemical Corp.	57,000	26
	Nien Hsing Textile Co. Ltd.	51,000	26
*	Giantplus Technology Co. Ltd.	46,000	26
	Tsann Kuen
	Enterprise Co. Ltd.	31,000	26
	Kinik Co.	25,000	25
	Accton Technology Corp.	64,000	24
	O-TA Precision
	Industry Co. Ltd.	17,000	23
*	Chia Hsin Cement Corp.	37,000	19
			17,941
Thailand (0.3%)
	Glow Energy PCL (Foreign)	263,600	251
	Minor International PCL
	(Foreign)	757,600	240

78

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Thanachart Capital PCL
	(Foreign)	188,300	110
	Hana Microelectronics PCL
	(Foreign)	137,200	76
	Bumrungrad Hospital PCL
	(Foreign)	80,143	67
	Bangkok Expressway PCL
	(Foreign)	120,800	66
	Precious Shipping PCL
	(Foreign)	87,700	48
	Samart Corp. PCL	240,400	43
*	Sahaviriya Steel Industries
	PCL	1,143,000	42
*	Sahaviriya Steel Industries
	PCL (Local)	1,058,200	39
	Kim Eng Securities
	Thailand PCL	85,800	33
	Kiatnakin Bank PCL	43,700	33
	Tisco Financial Group PCL
	(Foreign)	48,700	31
	Glow Energy PCL	32,000	31
*	Minor International PCL
	(Local)	92,000	29
*	True Corp. Public Co. Ltd.
	(Foreign)	276,400	28
*	G J Steel PCL (Local)	3,862,100	26
*	G J Steel PCL	2,815,100	19
	Thai Plastic &
	Chemical PCL (Foreign)	18,900	10
	Bumrungrad Hospital PCL
	(Local)	7,708	7
*	Precious Shipping PCL
	(Local)	9,600	5
			1,234
Turkey (0.7%)
	Turk Hava Yollari	173,010	483
*	Asya Katilim Bankasi AS	205,078	424
*	Petkim Petrokimya Holding
	AS	60,261	291
	Ulker Biskuvi Sanayi AS	116,525	273
	Aksigorta AS	58,889	178
*	Arcelik AS	45,034	147
*	TAV Havalimanlari Holding
	AS	49,453	135
*	Turk Ekonomi Bankasi AS	56,331	83
*	Turk Sise ve Cam Fabrikalari
	AS	71,505	75
*	Trakya Cam Sanayi AS	61,825	73
*	Fortis Bank AS	51,253	69
	Albaraka Turk Katilim
	Bankasi AS	42,093	65
	Yazicilar Holding AS Class A	8,453	51
	Tofas Turk Otomobil
	Fabrikasi AS	19,528	49

			Market
			Value•
		Shares	($000)
*	Kardemir Karabuk Demir
	Celik Sanayi ve Ticaret AS	113,539	45
*	Dogan Yayin Holding AS	48,899	34
*	Sekerbank TAS	20,139	33
*	Hurriyet Gazetecilik AS	29,344	31
			2,539
United Kingdom (16.1%)
	Serco Group PLC	108,137	895
	Intertek Group PLC	35,889	737
	Aggreko PLC	58,930	732
	Investec PLC	102,504	732
	Amlin PLC	125,751	728
^	London Stock Exchange
	Group PLC	51,711	719
	ARM Holdings PLC	286,709	696
*	Petropavlovsk PLC	38,067	654
	Balfour Beatty PLC	147,566	642
	Firstgroup PLC	103,082	634
	Informa PLC	129,042	619
	Pennon Group PLC	82,422	612
	Babcock International Group	60,614	602
*	GKN PLC	342,839	601
	Meggitt PLC	149,779	600
	SSL International PLC	53,756	558
	Aberdeen Asset
	Management PLC	244,716	530
	Weir Group PLC	45,617	523
	Hiscox Ltd.	97,163	510
	Mondi PLC	90,622	500
*	Travis Perkins PLC	39,917	492
	IMI PLC	69,425	490
	Ultra Electronics Holdings	22,606	488
*	Dana Petroleum PLC	22,933	480
*	Premier Oil PLC	24,538	473
	VT Group PLC	52,924	471
	Croda International	38,328	469
	Carillion PLC	96,944	467
	Derwent London PLC	22,907	467
	Dimension Data Holdings
	PLC	400,361	465
*	easyJet PLC	78,704	463
*	Inchcape PLC	960,485	461
	John Wood Group PLC	85,844	450
*,^	Barratt Developments PLC	201,601	445
	Arriva PLC	61,533	443
*	Taylor Wimpey PLC	717,481	435
	Spirax-Sarco Engineering
	PLC	24,158	431
	Catlin Group Ltd.	79,707	430
*	Misys PLC	126,716	429
*	Persimmon PLC	64,850	428
	Close Brothers Group PLC	36,690	422
	Lancashire Holdings Ltd.	50,884	421
*	Berkeley Group Holdings
	PLC	30,018	419

79

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Charter International PLC	36,827	419
	Homeserve PLC	15,312	405
	Rotork PLC	21,576	401
	Henderson Group PLC	190,365	401
	IG Group Holdings PLC	81,158	401
	Halfords Group PLC	60,714	389
	Intermediate Capital Group
	PLC	93,060	388
	Halma PLC	103,657	387
	Bellway PLC	32,233	386
*	DSG International PLC	764,452	383
*	Debenhams PLC	297,854	380
	Michael Page International
	PLC	71,391	376
	De La Rue PLC	25,114	376
	Chemring Group PLC	8,600	372
*	Soco International PLC	17,460	368
*	Cookson Group PLC	59,595	356
	Shaftesbury PLC	56,545	348
*	Ashmore Group PLC	77,410	346
	Jardine Lloyd Thompson
	Group PLC	45,347	337
	Britvic PLC	57,646	330
	Melrose PLC	116,619	326
	Mitie Group PLC	82,474	323
*	Heritage Oil PLC	41,526	315
	WH Smith PLC	37,706	311
	Greene King PLC	47,732	308
	Spectris PLC	27,775	308
*	Premier Foods PLC	516,598	303
	Great Portland Estates PLC	74,740	302
	Davis Service Group PLC	43,922	301
	Tullett Prebon PLC	50,047	297
	Hikma Pharmaceuticals PLC	38,323	296
	Electrocomponents PLC	123,197	296
	Regus PLC	173,912	290
*	CSR PLC	39,757	290
*	Mitchells & Butlers PLC	73,181	281
	Stagecoach Group PLC	117,183	278
	Hunting PLC	32,303	277
	International Personal
	Finance PLC	79,912	268
	Brit Insurance Holdings PLC	78,297	267
	Rightmove PLC	30,858	266
	Kesa Electricals PLC	122,227	266
	QinetiQ Group PLC	98,527	265
	Evolution Group PLC	97,694	264
	Victrex PLC	20,800	259
	BBA Aviation PLC	102,316	258
	Aveva Group PLC	17,644	257
	Beazley PLC	145,961	256
	Go-Ahead Group PLC	10,893	254
	Connaught PLC	37,629	250
	Spirent Communications
	PLC	162,461	244

			Market
			Value•
		Shares	($000)
	Pace PLC	65,963	239
	Atkins WS PLC	25,789	239
	Wetherspoon (J.D.) PLC	31,214	235
*	BlueBay Asset Management
	PLC	38,224	233
	Northumbrian Water Group
	PLC	60,958	230
	Premier Farnell PLC	97,314	229
	St James’s Place PLC	53,128	227
	Mothercare PLC	23,458	221
	Rathbone Brothers	14,325	217
	Forth Ports PLC	11,929	216
	Dignity PLC	22,379	214
	N Brown Group PLC	49,830	213
	DS Smith PLC	111,285	213
	PZ Cussons PLC	51,744	212
	Hargreaves Lansdown PLC	46,762	209
	Enterprise Inns PLC	107,646	208
	SIG PLC	103,865	202
	Keller Group PLC	17,251	202
	Brewin Dolphin Holdings
	PLC	76,865	202
*	Bovis Homes Group PLC	29,723	200
	Millennium &
	Copthorne Hotels PLC	36,139	200
	Carpetright PLC	13,813	199
*	Big Yellow Group PLC	30,991	198
	Greggs PLC	28,061	198
	RPS Group PLC	57,530	197
	Micro Focus International
	PLC	34,996	193
*	BTG PLC	61,436	192
	Game Group PLC	77,124	187
	Morgan Crucible Co.	72,434	186
	Fidessa Group PLC	9,447	185
^	National Express Group PLC	34,432	183
*	Dechra Pharmaceuticals PLC	24,272	183
*	Genus PLC	16,573	182
*	Colt Telecom Group SA	87,575	178
*,^	Redrow PLC	75,697	175
*	Rank Group PLC	119,816	174
	Helical Bar PLC	31,833	173
	Savills PLC	32,887	173
	Xchanging PLC	47,144	172
	Ashtead Group PLC	127,703	168
	Cranswick PLC	14,153	163
	Kier Group PLC	10,204	161
	Hochschild Mining PLC	35,610	160
	F&C Asset Management
	PLC	131,466	159
	Paragon Group of Cos. PLC	66,619	158
*	Galiform PLC	128,898	158
	Wellstream Holdings PLC	18,366	154
*	SDL PLC	23,158	153
	Restaurant Group PLC	50,022	153

80

FTSE All-World ex-US Small-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Mcbride PLC	41,793	153
*	Unite Group PLC	34,715	151
	Filtrona PLC	54,907	150
	Dairy Crest Group PLC	22,808	150
	Galliford Try PLC	26,708	149
*	Punch Taverns PLC	107,916	147
*	Telecity Group PLC	26,577	146
	Domino’s Pizza UK &
	IRL PLC	29,129	146
	JKX Oil & Gas PLC	31,920	144
	Synergy Health PLC	14,361	143
*	Trinity Mirror PLC	54,214	142
*,^	Yell Group PLC	167,876	141
	Interserve PLC	36,774	140
	Mouchel Group PLC	43,899	137
	eaga PLC	57,132	136
	BSS Group PLC	31,168	136
*	Salamander Energy PLC	33,714	136
	Chaucer Holdings PLC	172,280	130
*	Shanks Group PLC	92,289	130
	Northern Foods PLC	124,998	129
*	Gem Diamonds Ltd.	34,248	129
	Marston’s PLC	90,591	129
	Computacenter PLC	27,538	128
*	ST Modwen Properties PLC	34,614	127
	Novae Group PLC	24,917	127
*	Bodycote PLC	46,286	124
*	Southern Cross
	Healthcare Ltd.	60,974	123
	ITE Group PLC	59,961	119
*	Sports Direct International
	PLC	72,988	117
	Chloride Group PLC	43,740	115
	Headlam Group PLC	22,079	112
*	Grainger PLC	23,839	112
	Collins Stewart PLC	85,331	112
	Wincanton PLC	30,566	111
	Spice PLC	82,743	108
	Development Securities PLC	20,915	106
	Elementis PLC	101,341	105
*	Lamprell PLC	31,707	105
	HMV Group PLC	56,447	103
	Care UK PLC	17,431	101
	Delta PLC	36,612	100
*	UK Coal PLC	71,278	100
	Dunelm Group PLC	18,764	100
	Fenner PLC	37,590	99
	Laird PLC	41,179	98
	PayPoint PLC	13,116	96
	Ferrexpo PLC	39,100	95
	Senior PLC	93,830	94
	Sthree PLC	22,388	92
	Chesnara PLC	30,031	90
	Moneysupermarket.com
	Group PLC	68,267	87

			Market
			Value•
		Shares	($000)
	Severfield-Rowen PLC	31,874	86
	WSP Group PLC	17,567	86
*	Renishaw PLC	9,598	86
	Morgan Sindall PLC	9,212	85
	Smiths News PLC	41,235	82
	Marshalls PLC	49,182	77
*	Wolfson Microelectronics
	PLC	37,548	75
*	Yule Catto & Co. PLC	26,741	74
	Workspace Group PLC	215,816	72
	Robert Wiseman Dairies
	PLC	9,875	72
	Daejan Holdings PLC	1,645	72
	Melrose Resources PLC	12,688	71
	PV Crystalox Solar PLC	66,144	71
	Speedy Hire PLC	116,058	69
	Kcom Group PLC	101,454	67
	Hampson Industries PLC	56,686	67
	Holidaybreak PLC	13,850	63
*	Johnston Press PLC	137,109	63
	Euromoney Institutional
	Investor PLC	9,606	60
	Bloomsbury Publishing PLC	27,945	57
	Robert Walters PLC	18,869	55
	Invista Foundation
	Property Trust Ltd.	72,361	53
*	Mucklow A & J Group PLC	10,391	53
*	CLS Holdings PLC	6,388	48
	ROK PLC	50,862	39
	888 Holdings PLC	24,413	38
*	JJB Sports PLC	71,677	35
*	Arena Leisure PLC	52,763	24
*	Laird PLC
	Rights Exp. 11/13/2009	20,589	14
*	JP Morgan Emerging
	Markets Investment Trust
	PLC	1,864	2
			56,780
Total Common Stocks
(Cost $312,583)			352,963
Temporary Cash Investment (5.4%)
Money Market Fund (5.4%)
1,2	Vanguard Market
	Liquidity Fund, 0.225%
	(Cost $19,144)	19,143,855	19,144
Total Investments (105.4%)
(Cost $331,727)			372,107
Other Assets and Liabilities (–5.4%)
Other Assets			4,822
Liabilities[2]			(23,906)
			(19,084)
Net Assets (100%)			353,023

81

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	308,213
Undistributed Net Investment Income	1,695
Accumulated Net Realized Gains	2,781
Unrealized Appreciation (Depreciation)
Investment Securities	40,380
Foreign Currencies	(46)
Net Assets	353,023

Investor Shares—Net Assets
Applicable to 2,092,068 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	62,416
Net Asset Value Per Share—
Investor Shares	$29.83

Institutional Shares—Net Assets
Applicable to 50,001 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,470
Net Asset Value Per Share—
Institutional Shares	$149.40

ETF Shares—Net Assets
Applicable to 3,620,251 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	283,137
Net Asset Value Per Share—
ETF Shares	$78.21
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,040,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $14,150,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
TAN—Tax Anticipation Note.
See accompanying Notes, which are an integral part of the Financial Statements.

82

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

March 19, 2009[1] to
October 31, 2009
($000)
Investment Income
Income
Dividends[2]	2,229
Interest[3]	6
Security Lending	46
Total Income	2,281
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative—Investor Shares	37
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	163
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	9
Custodian Fees	359
Auditing Fees	32
Shareholders’ Reports and Proxies—Investor Shares	3
Shareholders’ Reports and Proxies—Institutional Shares	—
Shareholders’ Reports and Proxies—ETF Shares	—
Total Expenses	614
Net Investment Income	1,667
Realized Net Gain (Loss)
Investment Securities Sold	3,058
Foreign Currencies	(218)
Realized Net Gain (Loss)	2,840
Change in Unrealized Appreciation (Depreciation)
Investment Securities	40,380
Foreign Currencies	(46)
Change in Unrealized Appreciation (Depreciation)	40,334
Net Increase (Decrease) in Net Assets Resulting from Operations	44,841

1 Commencement of subscription period for the fund.
2 Dividends are net of foreign withholding taxes of $213,000.
3 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

83

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

March 19, 2009[1] to
October 31, 2009
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,667
Realized Net Gain (Loss)	2,840
Change in Unrealized Appreciation (Depreciation)	40,334
Net Increase (Decrease) in Net Assets Resulting from Operations	44,841
Distributions
Net Investment Income
Investor Shares	—
Institutional Shares	—
ETF Shares	—
Realized Capital Gain
Investor Shares	—
Institutional Shares	—
ETF Shares	—
Total Distributions	—
Capital Share Transactions
Investor Shares	51,752
Institutional Shares	5,029
ETF Shares	251,401
Net Increase (Decrease) from Capital Share Transactions	308,182
Total Increase (Decrease)	353,023
Net Assets
Beginning of Period	—
End of Period[2]	353,023

1 Commencement of subscription period for the fund.
2 Net Assets—End of Period includes undistributed net investment income of $1,695,000.

See accompanying Notes, which are an integral part of the Financial Statements.

84

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
March 19, 2009[1] to
For a Share Outstanding Throughout the Period	October 31, 2009
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.418[2]
Net Realized and Unrealized Gain (Loss) on Investments	9.412
Total from Investment Operations	9.830
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$29.83

Total Return[3]	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62
Ratio of Total Expenses to Average Net Assets	0.78%[4]
Ratio of Net Investment Income to Average Net Assets	1.49%[4]
Portfolio Turnover Rate[5]	19%

1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.75% fee on purchases and redemptions; nor the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

85

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
April 2, 2009[1] to
For a Share Outstanding Throughout the Period	October 31, 2009
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income	2.641[2]
Net Realized and Unrealized Gain (Loss) on Investments	46.759
Total from Investment Operations	49.400
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$149.40

Total Return[3]	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7
Ratio of Total Expenses to Average Net Assets	0.52%[4]
Ratio of Net Investment Income to Average Net Assets	1.75%[4]
Portfolio Turnover Rate[5]	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.75% fee on purchases and redemptions.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

86

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
April 2, 2009[1] to
For a Share Outstanding Throughout the Period	October 31, 2009
Net Asset Value, Beginning of Period	$52.36
Investment Operations
Net Investment Income	1.160[2]
Net Realized and Unrealized Gain (Loss) on Investments	24.690
Total from Investment Operations	25.850
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$78.21

Total Return	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$283
Ratio of Total Expenses to Average Net Assets	0.55%[3]
Ratio of Net Investment Income to Average Net Assets	1.72%[3]
Portfolio Turnover Rate[4]	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

87

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended October 31, 2009, and has concluded that no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

88

FTSE All-World ex-US Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $59,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	56,338	296,625	—
Temporary Cash Investments	19,144	—	—
Total	75,482	296,625	—

89

FTSE All-World ex-US Small-Cap Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $18,000 from undistributed net investment income, and $13,000 from accumulated net realized gains, to paid-in capital.

During the year ended October 31, 2009, the fund realized net foreign currency losses of $218,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income. The fund’s realized gains for the period ended October 31, 2009, include $16,000 of capital gain tax paid on sales of Indian securities; this tax is treated as a decrease to taxable income; accordingly this amount as been reclassified from accumulated net realized gains to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the period ended October 31, 2009, the fund realized gains on the sale of passive foreign investment companies of $280,000, which have been included in current period taxable income; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2009, was $2,154,000.

For tax purposes, at October 31, 2009, the fund had $6,757,000 of ordinary income available for distribution.

At October 31, 2009, the cost of investment securities for tax purposes was $333,949,000. Net unrealized appreciation of investment securities for tax purposes was $38,158,000, consisting of unrealized gains of $42,456,000 on securities that had risen in value since their purchase and $4,298,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended October 31, 2009, the fund purchased $345,378,000 of investment securities and sold $35,662,000 of investment securities, other than temporary cash investments.

90

FTSE All-World ex-US Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Inception[1] to October 31, 2009
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	56,570	2,278
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	(4,818)	(186)
Net Increase (Decrease)—Investor Shares	51,752	2,092
Institutional Shares
Issued	5,029	50
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	—	—
Net Increase (Decrease)—Institutional Shares	5,029	50
ETF Shares
Issued	251,402	3,620
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	(1)	—
Net Increase (Decrease)—ETF Shares	251,401	3,620
1 Inception was March 19, 2009, for Investor Shares, April 2, 2009, for Institutional Shares, and April 2, 2009, for ETF Shares.
2 Net of redemption fees for fiscal 2009 of $27,000.

G. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

91

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2009, the results of each of their operations, and the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 15, 2009

92

Special 2009 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $63,103,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through foreign source income of $144,523,000 and foreign taxes paid of $10,210,000 to shareholders. The pass-through of foreign taxes paid will affect only shareholders on the fund’s dividend record date in December 2009. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2010.

Special 2009 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap Index Fund

This information for the fiscal year ended October 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund will pass through foreign source income of $2,416,000 and foreign taxes paid of $187,000 to shareholders. The pass-through of foreign taxes paid will affect only shareholders on the fund’s dividend record date in December 2009. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2010.

93

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2009. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Note: The table does not include returns for the FTSE All-World ex-US Small-Cap Index Fund, because the fund lacks a full year of history.

Average Annual Total Returns: FTSE All-World Ex-US Index Fund Investor Shares[1]
Periods Ended October 31, 2009
	One	Since
	Year	Inception[2]
Returns Before Taxes	32.19%	–5.91%
Returns After Taxes on Distributions	31.68	–6.09
Returns After Taxes on Distributions and Sale of Fund Shares	21.26	–5.01

1 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months, nor do they include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Inception date for Investor Shares is March 8, 2007.

94

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

95

Six Months Ended October 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE International Index Fund	4/30/2009	10/31/2009	Period[1]
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,322.63	$2.40
Institutional Shares	1,000.00	1,324.63	0.88
ETF Shares	1,000.00	1,324.18	1.46
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,381.02	$2.94
Institutional Shares	1,000.00	1,383.08	2.04
ETF Shares	1,000.00	1,382.78	2.10
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.14	$2.09
Institutional Shares	1,000.00	1,024.45	0.77
ETF Shares	1,000.00	1,023.95	1.28
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,022.74	$2.50
Institutional Shares	1,000.00	1,023.49	1.73
ETF Shares	1,000.00	1,023.44	1.79

1 The calculations are based on expenses incurred in the most recent six-month period. For the FTSE All-World ex-US Index Fund, the annualized six-month expense ratios for that period are 0.41% for Investor Shares, 0.15% for Institutional Shares, and 0.25% for ETF Shares. For the FTSE All-World ex-US Small-Cap Index Fund, the annualized six-month expense ratios are 0.49% for Investor Shares, 0.34% for Institutional Shares, and 0.35% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

96

Glossary

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

97

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 156 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
John J. Brennan[1]	Occupation(s) During the Past Five Years: Executive
Born 1954. Trustee Since May 1987. Chairman of	Chief Staff and Marketing Officer for North America
the Board. Principal Occupation(s) During the Past	and Corporate Vice President (retired 2008) of Xerox
Five Years: Chairman of the Board and Director/Trustee	Corporation (photocopiers and printers); Director of
of The Vanguard Group, Inc., and of each of the	SPX Corporation (multi-industry manufacturing), the
investment companies served by The Vanguard Group;	United Way of Rochester, the Boy Scouts of America,
Chief Executive Officer (1996–2008) and President	Amerigroup Corporation (direct health and medical
(1989–2008) of The Vanguard Group and of each of the	insurance carriers), and Monroe Community College
investment companies served by The Vanguard Group;	Foundation.
Chairman of the Financial Accounting Foundation;
Governor of the Financial Industry Regulatory Authority	Rajiv L. Gupta
(FINRA); Director of United Way of Southeastern	Born 1945. Trustee Since December 2001.[2] Principal
Pennsylvania.	Occupation(s) During the Past Five Years: Chairman
and Chief Executive Officer (retired 2009) and President
F. William McNabb III[1]	(2006–2008) of Rohm and Haas Co. (chemicals); Board
Born 1957. Trustee Since July 2009. Principal	Member of American Chemistry Council; Director of
Occupation(s) During the Past Five Years: Director of	Tyco International, Ltd. (diversified manufacturing and
The Vanguard Group, Inc., since 2008; Chief Executive	services) and Hewlett-Packard Co. (electronic computer
Officer and President of The Vanguard Group and of	manufacturing); Trustee of The Conference Board.
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard	Amy Gutmann
Marketing Corporation; Managing Director of The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1995–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Independent Trustees	of Arts and Sciences with secondary appointments
at the Annenberg School for Communication and the
Charles D. Ellis	Graduate School of Education of the University of
Born 1937. Trustee Since January 2001. Principal	Pennsylvania; Director of Carnegie Corporation of
Occupation(s) During the Past Five Years: Applecore	New York, Schuylkill River Development Corporation,
Partners (pro bono ventures in education); Senior	and Greater Philadelphia Chamber of Commerce;
Advisor to Greenwich Associates (international business	Trustee of the National Constitution Center.
strategy consulting); Successor Trustee of Yale University;
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins[1]
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the Maxwell
School of Citizenship and Public Affairs at Syracuse
University.	Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
F. Joseph Loughrey	The Vanguard Group, Inc.; Treasurer of each of the
Born 1949. Trustee Since October 2009. Principal	investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President and	Group since 2008; Assistant Treasurer of each of the
Chief Operating Officer since 2005 (retired 2009) and	investment companies served by The Vanguard Group
Vice Chairman of the Board (2008–2009) of Cummins	(1988–2008).
Inc. (industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer
services), Sauer-Danfoss Inc. (machinery), the Lumina	Heidi Stam[1]
Foundation for Education, and the Columbus Community	Born 1956. Secretary Since July 2005. Principal
Education Coalition; Chairman of the Advisory Council	Occupation(s) During the Past Five Years: Managing
for the College of Arts and Letters at the University of	Director of The Vanguard Group, Inc., since 2006;
Notre Dame.	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: George Gund	of The Vanguard Group (1997–2006).
Professor of Finance and Banking, Harvard Business
School; Chair of the Investment Committee of HighVista
Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman of	Founder
the Federal Reserve Bank of Cleveland; Trustee of
University Hospitals of Cleveland, The Cleveland
Museum of Art, and Case Western Reserve University.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School
of Business Administration at Dartmouth College.

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-749-7273	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” is a trademark jointly owned by the London	To find out more about this public service, call the SEC
Stock Exchange plc and The Financial Times Limited	at 202-551-8090. Information about your fund is also
and is used by FTSE International Limited under license.	available on the SEC’s website, and you can receive
“All-World” is a trademark of FTSE International Limited.	copies of this information, for a fee, by sending a
The FTSE All-World ex US Index and FTSE Global Small	request in either of two ways: via e-mail addressed to
Cap ex US Index are calculated by FTSE International	publicinfo@sec.gov or via regular mail addressed to the
Limited. FTSE International Limited does not sponsor,	Public Reference Section, Securities and Exchange
endorse, or promote the fund; is not in any way	Commission, Washington, DC 20549-1520.
connected to it; and does not accept any liability
in relation to its issue, operation, and trading.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q7700 122009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2009: $212,000
Fiscal Year Ended October 31, 2008: $178,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2009: $3,354,640
Fiscal Year Ended October 31, 2008: $3,055,590

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2009: $876,210
Fiscal Year Ended October 31, 2008: $626,240

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2009: $423,070
Fiscal Year Ended October 31, 2008: $230,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2009: $0
Fiscal Year Ended October 31, 2008: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2009: $423,070
Fiscal Year Ended October 31, 2008: $230,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2009

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 18, 2009

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.